                                                             File Nos. 333-81019
                                                                        811-7767

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 11

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 47

                             SEPARATE ACCOUNT KG OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                           (Exact Name of Registrant)

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                               (Name of Depositor)
                               440 Lincoln Street
                               Worcester, MA 01653
              (Address of Depositor's Principal Executive Offices)

                                 (508) 855-1000
               (Depositor's Telephone Number, including Area Code)

                   Samuel Ramos, Vice President and Secretary
             Allmerica Financial Life Insurance and Annuity Company
                               440 Lincoln Street
                               Worcester, MA 01653
               (Name and Address of Agent for Service of Process)

             It is proposed that this filing will become effective:

      / / immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ on May 1, 2006 pursuant to paragraph (b) of Rule 485
      / / 60 days after filing pursuant to paragraph (a) (1) of Rule 485 / / on (date) pursuant to paragraph (a) (1) of Rule 485
      / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                           VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant has registered an indefinite amount of its securities under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2005 was filed on or before March 30, 2006.

    CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS OF ITEMS CALLED FOR
                                   BY FORM N-4

FORM N-4 ITEM NO.   CAPTION IN PROSPECTUS
-----------------   ---------------------
1                   Cover Page

2                   Special Terms

3                   Summary of Fees and Expenses; Summary of Contract Features

4                   Condensed Financial Information; Performance Information

5                   Description of the Company, the Variable Account and the Underlying Investment
                    Companies

6                   Charges and Deductions

7                   Description of the Contract -- The Accumulation Phase

8                   Electing the Annuity Date; Description of Annuity Payout Options; Annuity Benefit
                    Payments

9                   Death Benefit

10                  Payments; Computation of Values; Distribution

11                  Surrender and Withdrawals; Surrender Charge; Withdrawal Without Surrender Charge;
                    Texas Optional Retirement Program

12                  Federal Tax Considerations

13                  Legal Matters

14                  Statement of Additional Information - Table of Contents

FORM N-4 ITEM NO.   CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
-----------------   ----------------------------------------------
15                  Cover Page

16                  Table of Contents

17                  General Information and History

18                  Services

19                  Underwriters

FORM N-4 ITEM NO.   CAPTION IN STATEMENT OF ADDITIONAL INFORMATION (CONT'D)
-----------------   -------------------------------------------------------
20                  Underwriters

21                  Performance Information

22                  Annuity Benefit Payments

23                  Financial Statements

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                            WORCESTER, MASSACHUSETTS

This Prospectus provides important information about the Scudder Gateway Plus variable annuity contract issued by Allmerica Financial Life Insurance and Annuity Company (in all jurisdictions except New York). The contract is a flexible payment tax-deferred combination variable and fixed annuity offered on both a group and individual basis. As of the date of this Prospectus, the Company has ceased issuing new contracts except in connection with certain pre-existing contractual plans and programs.


PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information dated May 1, 2006 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Annuity Client Services at 1-800-782-8380. The Table of Contents of the Statement of Additional Information is listed on page 4 of this Prospectus. This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (http:// www.sec.gov).


Separate Account KG is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option under this contract invests exclusively in shares of one of the following portfolios:

AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)
AIM V.I. Utilities Fund

THE ALGER AMERICAN FUND
Alger American Balanced Portfolio
Alger American Leveraged AllCap Portfolio


CREDIT SUISSE TRUST
Credit Suisse Trust Emerging Markets Portfolio
Credit Suisse Trust Global Small Cap Portfolio


DREYFUS INVESTMENT PORTFOLIOS
Dreyfus IP MidCap Stock Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
Dreyfus Socially Responsible Growth Fund, Inc.


DWS SCUDDER INVESTMENT VIT FUNDS
DWS Equity 500 Index VIP

DWS SCUDDER VARIABLE SERIES I (CLASS A)
DWS Capital Growth VIP
DWS Global Opportunities VIP
DWS Growth & Income VIP
DWS Health Care VIP
DWS International VIP

DWS VARIABLE SERIES II (CLASS A)
DWS Balanced VIP
DWS Blue Chip VIP
DWS Core Fixed Income VIP
DWS Davis Venture Value VIP
DWS Dreman Financial Services VIP
DWS Dreman High Return Equity VIP
DWS Dreman Small Cap Value VIP
DWS Global Thematic VIP
DWS Government & Agency Securities VIP
DWS High Income VIP
DWS International Select Equity VIP
DWS Janus Growth and Income VIP
DWS Janus Growth Opportunities VIP
DWS Large Cap Value VIP
DWS MFS Strategic Value VIP
DWS Mid Cap Growth VIP
DWS Money Market VIP
DWS Oak Strategic Equity VIP
DWS Salomon Aggressive Growth VIP
DWS Small Cap Growth VIP
DWS Strategic Income VIP
DWS Technology VIP
DWS Turner Mid Cap Growth VIP


THIS CONTRACT INCLUDES A PAYMENT CREDIT (OR BONUS) ENHANCEMENT FEATURE. EXPENSES FOR THIS CONTRACT MAY BE HIGHER THAN A CONTRACT WITHOUT A PAYMENT CREDIT. OVER TIME, THE AMOUNT OF THE PAYMENT CREDIT MAY BE MORE THAN OFFSET BY THE ADDITIONAL FEES AND CHARGES ASSOCIATED WITH THE PAYMENT CREDIT. YOU SHOULD CONSIDER THIS POSSIBILITY BEFORE PURCHASING THE CONTRACT.

THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; IS NOT FEDERALLY INSURED; AND IS NOT ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                DATED MAY 1, 2006

In most jurisdictions, values may be allocated to the Fixed Account, which is part of the Company's General Account. The Fixed Account is an investment option that pays an interest rate guaranteed for one year from the time a payment is received. The Guarantee Period Accounts, additional investment options available in most jurisdictions, offers fixed rates of interest for specified periods. A Market Value Adjustment is applied to payments removed from a Guarantee Period Account before the end of the specified period. The Market Value Adjustment may be positive or negative. Payments allocated to a Guarantee Period Account are held in the Company's Separate Account GPA (except in California where they are allocated to the General Account.)

                                TABLE OF CONTENTS


SPECIAL TERMS                                                                                                      5
SUMMARY OF FEES AND EXPENSES                                                                                       7
SUMMARY OF CONTRACT FEATURES                                                                                      11
DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT AND THE UNDERLYING PORTFOLIOS                                    16
INVESTMENT OBJECTIVES AND POLICIES                                                                                17
PERFORMANCE INFORMATION                                                                                           25
DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE                                                             27
    DISRUPTIVE TRADING                                                                                            27
    PAYMENTS                                                                                                      28
    PAYMENT CREDITS                                                                                               29
    COMPUTATION OF VALUES                                                                                         29
    RIGHT TO CANCEL                                                                                               30
    TELEPHONE TRANSACTIONS PRIVILEGE                                                                              30
    TRANSFER PRIVILEGE                                                                                            31
    AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING OPTION                                                  32
    SURRENDERS AND WITHDRAWALS                                                                                    32
    DEATH BENEFIT                                                                                                 35
    THE SPOUSE OF THE OWNER AS BENEFICIARY                                                                        36
    OPTIONAL ENHANCED EARNINGS RIDER                                                                              36
    ASSIGNMENT                                                                                                    36
ANNUITIZATION-- THE PAYOUT PHASE                                                                                  35
    ELECTING THE ANNUITY DATE                                                                                     37
    CHOOSING THE ANNUITY PAYOUT OPTION                                                                            37
    DESCRIPTION OF ANNUITY PAYOUT OPTIONS                                                                         37
    VARIABLE ANNUITY BENEFIT PAYMENTS                                                                             39
    TRANSFERS OF ANNUITY UNITS                                                                                    40
    WITHDRAWALS AFTER THE ANNUITY DATE                                                                            41
    REVERSAL OF ANNUITIZATION                                                                                     44
    NORRIS DECISION                                                                                               44
CHARGES AND DEDUCTIONS                                                                                            45
    VARIABLE ACCOUNT DEDUCTIONS                                                                                   45
    CONTRACT FEE                                                                                                  46
    OPTIONAL RIDER CHARGES                                                                                        46
    PREMIUM TAXES                                                                                                 47
    SURRENDER CHARGE                                                                                              48
    WAIVER OF SURRENDER CHARGE( AND ADDITIONAL AMOUNTS CREDITED                                                   52
    TRANSFER CHARGE                                                                                               53
    WITHDRAWAL ADJUSTMENT CHARGE                                                                                  53
GUARANTEE PERIOD ACCOUNTS                                                                                         55
FEDERAL TAX CONSIDERATIONS                                                                                        58
    GENERAL                                                                                                       58
    QUALIFIED AND NON-QUALIFIED CONTRACTS                                                                         59
    TAXATION OF THE CONTRACT                                                                                      59
    TAX WITHHOLDING                                                                                               63
    PROVISIONS APPLICABLE ONLY  TO TAX QUALIFIED PLANS                                                            63
STATEMENTS AND REPORTS                                                                                            64
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS                                                                 65
CHANGES TO COMPLY WITH LAW AND AMENDMENTS                                                                         66
VOTING RIGHTS                                                                                                     66
DISTRIBUTION                                                                                                      66
LEGAL MATTERS                                                                                                     67

FURTHER INFORMATION                                                                                               67
APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT                                                           A-1
APPENDIX B -- OPTIONAL ENHANCED DEATH BENEFIT RIDERS                                                             B-1
APPENDIX C -- OPTIONAL ENHANCED EARNINGS RIDER                                                                   C-1
APPENDIX D -- SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT                                                  D-1
APPENDIX E -- CONDENSED FINANCIAL INFORMATION                                                                    E-1
APPENDIX F -- EXAMPLES OF PRESENT VALUE WITHDRAWALS AND PAYMENT WITHDRAWALS - AFLIAC CONTRACTS ONLY              F-1


                                        STATEMENT OF ADDITIONAL INFORMATION
                                                 TABLE OF CONTENTS


GENERAL INFORMATION AND HISTORY                                                                                    3
TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY                                                     4
SERVICES                                                                                                           4
UNDERWRITERS                                                                                                       5
ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION                                                         6
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM                                                        7
DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP)
RIDER (AFLIAC CONTRACTS ONLY)                                                                                      7
PERFORMANCE INFORMATION                                                                                            9
TAX-DEFERRED ACCUMULATION                                                                                         18
FINANCIAL STATEMENTS                                                                                             F-1

                                  SPECIAL TERMS

ACCUMULATED VALUE: the total dollar amount of all values in the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts credited to the Contract on any day before the Annuity Date. The Accumulated Value includes all Payment Credits applied to the Contract.

ACCUMULATION UNIT: a measure used to calculate the value of a Sub-Account before annuity benefit payments begin.

ANNUITANT: the person designated in the Contract whose life is used to determine the duration of annuity benefit payments involving a life contingency. Joint Annuitants are permitted and, unless otherwise indicated, any reference to Annuitant shall include Joint Annuitants.

ANNUITY BENEFIT PAYMENT CHANGE FREQUENCY: the frequency (monthly, quarterly, semi-annually or annually) that changes due to investment performance will be reflected in the dollar value of an annuity benefit payment under a variable annuity payout option.


ANNUITY DATE: the date specified in the Contract or a date elected later by the Owner to begin annuity benefit payments. For Contracts issued by Allmerica Financial Life Insurance and Annuity Company, this date must be at least two years after the issue date and may not be later than the Owner's (or youngest Joint Owner's) 99th birthday.

ANNUITY UNIT: a measure used to calculate annuity benefit payments under a variable payout option.


ANNUITY VALUE: the value of the amount applied under an annuity payout option.


COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to Allmerica Financial Life Insurance Company and Annuity Company.


CONTRACT YEAR: a period of twelve consecutive months starting on the Contract's Issue Date or on any anniversary of the Issue Date.

CUMULATIVE EARNINGS: the Accumulated Value reduced by total payments not previously withdrawn.

FIXED ACCOUNT: an investment option under the Contract that guarantees principal and a fixed minimum interest rate and which is part of the Company's General Account.

FIXED ANNUITY PAYOUT: an annuity payout option with annuity benefit payments that are fixed in amount and guaranteed throughout the annuity benefit payment period.

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

GROSS PAYMENT BASE: the total of all payments invested in the Contract, less any withdrawals which exceed the Withdrawal Without Surrender Charge amount.

GUARANTEE PERIOD: the number of years that a Guaranteed Interest Rate is credited.

GUARANTEE PERIOD ACCOUNT: an account that corresponds to a Guaranteed Interest Rate for a specified Guarantee Period.

GUARANTEED INTEREST RATE: the annual effective rate of interest, after daily compounding, credited to a Guarantee Period Account.

ISSUE DATE: the date the Contract is issued and the date that is used to determine Contract days, Contract months, Contract years and Contract anniversaries.

MARKET VALUE ADJUSTMENT: a positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

OWNER (YOU): the person, persons (Joint Owners) or entity entitled to exercise the rights and privileges under this Contract. Unless otherwise indicated, any reference to Owner shall include Joint Owners.

PAYMENT CREDIT: an amount added to the Contract by the Company when a payment is made to the Contract. The amount will be a specified percentage of the payment.

SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a corresponding Underlying Portfolio.

SURRENDER VALUE: the Accumulated Value of the Contract on full surrender after application of any applicable Contract fee, surrender charge, rider charge and Market Value Adjustment.


UNDERLYING PORTFOLIOS (PORTFOLIOS): an investment portfolio of AIM Variable Insurance Funds ("AIM"), The Alger American Fund ("Alger"), Credit Suisse Trust, Dreyfus Investment Portfolios ("Dreyfus IP"), The Dreyfus Socially Responsible Growth Fund, Inc. (the "Dreyfus Socially Responsible Growth Fund, Inc."), DWS Variable Series I ("DVS I"), DWS Variable Series II ("DVS II"), or DWS Scudder Investment VIT Funds ("DWS Scudder VIT"), in which a Sub-Account invests.


VALUATION DATE: a day on which the unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, withdrawal or surrender of a Contract was received) when there is a sufficient degree of trading in an Underlying Portfolio's portfolio securities such that the current unit value of the Sub-Accounts may be affected materially.

VARIABLE ACCOUNT: Separate Account KG, one of the Company's separate accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company and the assets are not chargeable with liabilities arising out of any other business which the Company may conduct.

VARIABLE ANNUITY PAYOUT: an annuity payout option providing for payments varying in amount in accordance with the investment experience of certain of the Underlying Portfolios.

                          SUMMARY OF FEES AND EXPENSES

There are certain fees and expenses that you will incur directly or indirectly under the Scudder Gateway Plus Contract. The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. The purpose of the tables is to help you understand these various charges.

                                     TABLE I
                           OWNER TRANSACTION EXPENSES

TABLE I DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT AND WHEN YOU TRANSFER VALUES AMONG THE INVESTMENT OPTIONS. (NOTE: THE COMPANY DOES NOT CHARGE A TRANSACTION CHARGE WHEN YOU PURCHASE THE CONTRACT AND DOES NOT CURRENTLY CHARGE WHEN YOU TRANSFER AMONG INVESTMENT OPTIONS.) STATE PREMIUM TAXES ARE APPLICABLE IN SOME STATES AND ARE DEDUCTED AS DESCRIBED IN "PREMIUM TAXES" UNDER CHARGES AND DEDUCTIONS.

                                                                                                      MAXIMUM
                                                                                                       CHARGE
   SURRENDER CHARGE(1):
   (as a percentage of payments withdrawn)                                                                8.5%

   TRANSFER CHARGE:                                                                                      None(2)

   (1) During the accumulation phase, this charge may be assessed upon surrender, withdrawal or reversal of annuitization. The charge is a percentage ranging from 8.5% to 1.5% of payments withdrawn (in excess of any amount that is free of surrender charge) within the indicated time period.

                     COMPLETE YEARS FROM DATE OF
                              PAYMENT                            CHARGE
                              -------                            ------
                            Less than 4                             8.5%
                            Less than 5                             7.5%
                            Less than 6                             6.5%
                            Less than 7                             5.5%
                            Less than 8                             3.5%
                            Less than 9                             1.5%
                            Thereafter                                0

   (2) The Company currently does not charge for processing transfers and guarantees that the first 12 transfers in a Contract year will not be subject to a transfer charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer.

                                    TABLE II
       PERIODIC FEES AND EXPENSES OTHER THAN UNDERLYING PORTFOLIO EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE FEES AND EXPENSES OF EACH UNDERLYING PORTFOLIO.


                                                                                                     OTHER
                                                                                                   CONTRACTS
                                                                                                   ---------
   ANNUAL CONTRACT FEE:                                                                               $   35

   ANNUAL VARIABLE SUB-ACCOUNT EXPENSES:
   (on an annual basis as a percentage of average daily net assets)
   Mortality and Expense Risk Charge:                                                                   1.25%
   Administrative Expense Charge                                                                        0.15%
   Total Annual Expenses:                                                                               1.40%

   OPTIONAL RIDER CHARGES:
  The charge for these riders on an annual basis as a percentage of Accumulated Value is:

   ENHANCED EARNINGS RIDER (EER) RIDER                                                                  0.30%

   ENHANCED DEATH BENEFIT (EDB) RIDERS

    Annual Step-Up Enhanced Death Benefit (EDB) Rider (Form 3265-99):                                   0.15%
    Annual Step-Up EDB Rider (Form 3309-02) (2)                                                         0.25%
    7% Roll-Up EDB Rider (Form 3266-99 or Form 3303-01)                                                 0.30%
    Annual Step-Up with 7% Roll-Up EDB Rider (Form 3264-99 or Form 3304-01                              0.35%
    Annual Step-Up with 5% Roll-Up EDB Rider (ONLY AVAILABLE IN TEXAS-                                  0.35%
     either form 3311-02(2) or Form 3305-01.1
    10% Breakthrough with 5% Roll-Up EDB Rider (Form 3317-02) (2)                                       0.40%
    Annual Step-Up with 7% Roll-Up EDB Rider (Form 3313-02) (2)                                         0.50%

   MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDERS(3)
    M-GAP Rider with a 15-year waiting period                                                           0.20%
    M-GAP Rider with a 10- year waiting period                                                          0.35%


   WITHDRAWAL ADJUSTMENT CHARGE(4) - The AIR or interest rate used to determine annuity benefit payments when a withdrawal is taken after annuitization but within 5 years of the Issue Date is increased by one of the following adjustments:


                                                                                                       OTHER
                                                                                                     CONTRACTS
                                                                                                     ---------
 ADJUSTMENT TO AIR OR INTEREST RATE:
    If 15 or more years of annuity payments are being valued, the increase is:                          1.00%
    If 10-14 years of annuity payments are being valued, the increase is:                               1.50%
    If less than 10 years of annuity payments is being valued, the increase is:                         2.50%


   (1) During the accumulation phase, the fee is deducted annually and upon surrender when Accumulated Value is less than $75,000. The fee is waived for Contracts issued to and maintained by the trustee of a 401(k) plan. The fee may be lower in some jurisdictions; see the Specification Page of your contract.

   (2) Total rider charges will be reduced by 0.5% if both the Enhanced Earnings Rider and this Enhanced Death Benefit Rider are in effect simultaneously.

   (3) M-GAP riders were not offered after 1/31/02. For more information about the M-GAP Rider, see "DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the Statement of Additional Information.

   (4) During the Annuity Payout Phase and subject to certain limitations, you may request withdrawals that will result in a calculation by the Company of the Present Value of future annuity payments. For withdrawals taken within 5 years of the Issue Date, the Assumed Investment Return ("AIR") you have chosen (in the case of a variable annuity payout option) or the interest rate (in the case of a fixed annuity payout option) used to determine the Present Value is increased by the applicable Withdrawal Adjustment Charge shown above in the table. The increase to the AIR or the interest rate used to determine the Present Value results in a greater proportionate reduction in the number of Annuity Units (under a variable annuity payout option) or dollar amount (under a fixed annuity payout option), than if the increase had not been made. Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity benefit payments. See "VARIABLE ANNUITY BENEFIT PAYMENTS" and "WITHDRAWALS AFTER THE ANNUITY DATE" under ANNUITIZATION -- THE PAYOUT PHASE for additional information.

                                    TABLE III
          TOTAL ANNUAL OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS

TABLE III SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE PORTFOLIO COMPANIES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING PORTFOLIOS' FEES AND EXPENSES, INCLUDING INFORMATION ABOUT ANY EXPENSE CAPS OR REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS FOR THE UNDERLYING PORTFOLIOS.


   TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                  MINIMUM                         MAXIMUM
   -----------------------------------------                  -------                         --------
   Expenses that are deducted from Underlying         Annual charge of 0.34%(1) of   Annual charge of 1.65%(2) of
   Portfolio assets, including management fees,         average daily net assets       average daily net assets
   distribution and/or service (12b-1) fees and
   other expenses.



(1) Effective September 19, 2005, the Advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund (DWS Equity 500 Index VIP), to the extent necessary, to limit all expenses to 0.28% until April 30, 2009.

     Expenses restated on an annualized basis to reflect approved fee changes to take effect on or about June 1, 2006.

(2) Fee waivers and/or expense reimbursements reduced expenses for the Portfolio, without which performance would be lower. Actual expenses reflecting these waivers and/or reimbursements were 1.40% for the Credit Suisse Emerging Markets Portfolio. Waivers and/or reimbursements may be discontinued at any time.

Total annual expenses are not fixed or specified under the terms of the Contract and will vary from year to year. The information below is based on expenses as a percentage of average net assets for the year ended December 31, 2005, as adjusted for any material changes. The Underlying Portfolio information is based on information provided by the Underlying Portfolio and is not independently verified by the Company.


EXAMPLES
THE FOLLOWING EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND UNDERLYING PORTFOLIO FEES AND EXPENSES. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

MAXIMUM EXPENSE EXAMPLE
The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the maximum fees and expenses of any of the Underlying Portfolios and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. Finally, the example assumes that you have chosen the combination of optional riders with the maximum possible charges, which would be the Enhanced Earnings Rider at 0.30% and the Annual Step-Up with 7% Roll-Up EDB Rider (Form 3313-02) at 0.50% (for a combined charge of 0.75% with the 0.05% discount). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)  If you surrender your Contract at the end of the applicable time period:


                                                  1 YEAR         3 YEARS        5 YEARS        10 YEARS
       ------------------------------------------------------------------------------------------------
       Portfolio with the maximum total
       operating expenses                         $ 1,182        $ 2,047        $ 2,836        $  4,365


(2) If you do NOT surrender your Contract or you annuitize at the end of the applicable time period


                                                   1 YEAR        3 YEARS         5 YEARS       10 YEARS
       ------------------------------------------------------------------------------------------------
       Portfolio with the maximum total
       operating expenses                          $  417        $ 1,264         $ 2,128       $  4,365


MINIMUM EXPENSE EXAMPLE
The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the minimum fees and expenses of any of the Underlying Portfolios and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. It also assumes that you have not chosen any optional riders. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)  If you surrender your Contract at the of the applicable time period:


                                                   1 YEAR        3 YEARS         5 YEARS       10 YEARS
       ------------------------------------------------------------------------------------------------
       Portfolio with the minimum total
       operating expenses                          $  987        $ 1,471         $ 1,834       $  2,344


(2) If you do NOT surrender your Contract or you annuitize at the end of the applicable time period:


                                                   1 YEAR        3 YEARS         5 YEARS       10 YEARS
       ------------------------------------------------------------------------------------------------
       Portfolio with the minimum total
       operating expenses                          $  204        $   630         $ 1,084       $  2,344

                          SUMMARY OF CONTRACT FEATURES


WHAT IS THE SCUDDER GATEWAY PLUS VARIABLE ANNUITY?

The Scudder Gateway Plus variable annuity contract or certificate ("Contract") is an insurance contract designed to help you, the Owner, accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract in most jurisdictions include:

    -   a customized investment portfolio;


    - 1 AIM V.I., Portfolio, 2 Alger Portfolios, 2 Credit Suisse Trust Portfolios; 1 Dreyfus Investment Portfolio, 1 Dreyfus Socially Responsible Growth Fund, Inc. Portfolio, 1 DWS Scudder VIT Portfolio, and 28 DWS Portfolios;


    -   a Fixed Account;

    -   Guarantee Period Accounts;

    - a Payment Credit equal to 4% of your payment, added to the Contract's Accumulated Value as soon as your payment is applied;

    -   Experienced professional investment advisers;

    -   tax deferral on earnings;

    -   guarantees that can protect your family;

    -   withdrawals during the accumulation and annuitization phases; and

    -   income that you can receive for life.

WHAT HAPPENS IN THE ACCUMULATION PHASE?

The Contract has two phases: an accumulation phase and, if you choose to annuitize, an annuity payout phase (described below). During the accumulation phase, you may allocate any payment to the combination of portfolios of securities ("Underlying Portfolios") under your Contract and, in most jursidictions, to the Guarantee Period Accounts and to the Fixed Account (collectively the "investment options"). You select the investment options most appropriate for your investment needs. As those needs change, you may also change your allocation without incurring any tax consequences. Your Contract's Accumulated Value is based on the investment performance of the Underlying Portfolios and any accumulations in the Guarantee Period Accounts and the Fixed Account. You do not pay taxes on any earnings under the Contract until you withdraw money. In addition, during the accumulation phase, your beneficiaries receive certain protections in the event of your death. See discussion below:
WHAT HAPPENS UPON MY DEATH DURING THE ACCUMULATION PHASE?

WHAT HAPPENS UPON MY DEATH DURING THE ACCUMULATION PHASE?

If you or a Joint Owner die before the Annuity Date and you did not elect an Enhanced Death Benefit Rider at issue, a standard death benefit will be paid to the beneficiary. See "DEATH BENEFIT" under DESCRIPTION OF THE CONTRACT - THE ACCUMULATION PHASE . (No death benefit is payable at the death of any Annuitant except when the Owner is not a natural person.) For a discussion of the available Enhanced Death Benefit Riders, see APPENDIX B - OPTIONAL ENHANCED DEATH BENEFIT RIDERS. In addition, if you elected the optional Enhanced Earnings Rider at issue, additional amounts may be payable to your beneficiary. For a detailed discussion of the benefits under the Enhanced Earnings Rider, see APPENDIX C - OPTIONAL ENHANCED EARNINGS RIDER.

WHAT HAPPENS IN THE ANNUITY PAYOUT PHASE?

During the annuity payout phase, you, or the payee you designate, can receive income based on one of the numerous annuity payout options available under the Contract. You choose:

    -   the annuity payout option;

    - the date annuity benefit payments begin but no earlier than two years after the Issue Date in all jurisdictions except New York where payments may begin one year after purchasing the Contract; and

    - whether you want variable annuity benefit payments based on the investment performance of the Underlying Portfolios, fixed-amount annuity benefit payments with payment amounts guaranteed by the Company, or a combination of fixed-amount and variable annuity benefit payments.

    -   whether you want certain protections provided under optional riders.

Under certain annuity payout options, you may also take withdrawals during the annuity payout phase. The type of withdrawal and the number of withdrawals that may be available each calendar year will differ depending upon whether the Owner annuitizes under an annuity payout option with payments based on the life of one or more Annuitants with no guaranteed payments (a "Life" annuity payout option), under a life annuity payout option that in part provides for a guaranteed number of payments (a "Life With Period Certain" or "Life With Cash Back" annuity payout option), or an annuity payout option based on a guaranteed number of payments (a "Period Certain" annuity payout option). For more information, see "WITHDRAWALS AFTER THE ANNUITY DATE" under ANNUITIZATION -- THE PAYOUT PHASE. In addition, if you choose a variable payout option, you may transfer among the available Sub-Accounts.

WHO ARE THE KEY PERSONS UNDER THE CONTRACT?


The Contract is between you, (the "Owner"), and us, Allmerica Financial Life Insurance and Annuity Company (under Contracts issued in all jurisdictions except New York). Each Contract has an Owner (or an Owner and a Joint Owner), an Annuitant (or an Annuitant and a Joint Annuitant) and one or more beneficiaries. As Owner, you may:


     -    make payments

     -    choose investment allocations

     -    choose annuity payout options

     - receive annuity benefit payments (or designate someone else to receive annuity benefit payments)

     -    select the Annuitant and beneficiary.

The Annuitant is the person whose life is used to determine the duration of annuity benefit payments involving a life contingency. There must be at least one Annuitant at all times. If an Annuitant dies and a replacement is not named, the Owner will become the new Annuitant. The beneficiary is the person(s) or entity entitled to the death benefit at the death of a sole Owner prior to the Annuity Date. In the case of the death of a Joint Owner, the surviving Joint Owner will receive the death benefit. Under certain circumstances, the beneficiary may be entitled to annuity benefit payments upon the death of an Owner on or after the Annuity Date.

HOW MUCH CAN I INVEST AND HOW OFTEN?

During the Accumulation Phase, you may make additional payments. Total payments under the Contract can exceed $5,000,000 only with the Company's prior approval. The number and frequency of your payments are flexible, subject only to a $5,000 minimum for your initial payment and a $100 minimum for any additional payments. A lower initial payment may be permitted where monthly payments are being forwarded directly from a financial institution. A minimum of $1,000 is always required to establish a Guarantee Period Account.

Each time you make a payment, you will immediately receive a Payment Credit equal to 4% of your payment. This Payment Credit will be immediately invested along with your payment. However, if you cancel the Contract under its "Right to Examine" provision, your refund will be reduced by the amount of the Payment Credit. For more information, see "RIGHT TO CANCEL" under DESCRIPTION OF THE CONTRACT --THE ACCUMULATION PHASE.

WHAT ARE MY INVESTMENT CHOICES?

You may choose among the Sub-Accounts investing in the Underlying Portfolios, the Guarantee Period Accounts, and the Fixed Account. Each Underlying Portfolio operates pursuant to different investment objectives, and this range of investment options enables you to allocate your money among the Underlying Portfolios to meet your particular investment needs. For a more detailed description of the Underlying Portfolios, see INVESTMENT OBJECTIVES AND POLICIES.

Assets supporting the guarantees under the Guarantee Period Accounts are held in the Company's Separate Account GPA, a non-unitized insulated separate account (except in California where assets are held in the Company's General Account). Values and benefits calculated on the basis of Guarantee Period Account allocations, however, are obligations of the Company's General Account. Amounts allocated to a Guarantee Period Account earn a Guaranteed Interest Rate declared by the Company. The level of the Guaranteed Interest Rate depends on the number of years of the Guarantee Period selected. The Company may offer up to nine Guarantee Periods ranging from two to ten years in duration. Once declared, the Guaranteed Interest Rate will not change during the duration of the Guarantee Period.

If amounts allocated to a Guarantee Period Account are transferred, surrendered or applied to any annuity payout option at any time other than the day following the last day of the applicable Guarantee Period, a Market Value Adjustment will apply that may increase or decrease the value. However, this adjustment will never be applied against your principal. In addition, earnings in the GPA AFTER application of the Market Value Adjustment will not be less than an effective annual rate of 3%. For more information about the Guarantee Period Accounts and the Market Value Adjustment, see GUARANTEE PERIOD ACCOUNTS.

THE GUARANTEE PERIOD ACCOUNTS ARE NOT AVAILABLE IN ALL STATES AND ARE NOT OFFERED AFTER ANNUITIZATION. SOME OF THE SUB-ACCOUNTS MAY NOT BE AVAILABLE IN ALL STATES.

The Fixed Account is part of the General Account, which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. The initial rate in effect on the date an amount is allocated to the Fixed Account will be guaranteed for one year from that date. For more information about the Fixed Account, see APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

CAN I MAKE TRANSFERS AMONG THE INVESTMENT OPTIONS?

Yes. Prior to the Annuity Date, you may transfer among the Sub-Accounts investing in the Underlying Portfolios, the Guarantee Period Accounts, and the Fixed Account. On and after the Annuity Date, if you have elected a variable option, you may transfer only among the Sub-Accounts. You will incur no current taxes on transfers while your money remains in the Contract. See "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT --THE ACCUMULATION PHASE and "TRANSFERS OF ANNUITY UNITS" under ANNUITIZATION -- THE PAY-OUT PHASE.

The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in a Contract year, the Company does not currently charge but reserves the right to assess a processing charge guaranteed never to exceed $25.

If you authorize automatic periodic transfers (under an Asset Allocation Model Reallocation program, Automatic Transfers program (Dollar Cost Averaging) or Automatic Account Rebalancing program), the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent automatic transfer or rebalancing under that request in the same or a subsequent Contract year is without charge and does not reduce the remaining number of transfers which may be made free of charge.

WHAT IF I NEED MY MONEY BEFORE THE ANNUITY PAYOUT PHASE BEGINS?

Before the annuity payout phase begins, you may surrender your Contract or make withdrawals at any time. A 10% tax penalty may apply on all amounts deemed to be earnings if you are under age 59 1/2. Each calendar year, you can withdraw without a surrender charge the Withdrawal Without Surrender Charge Amount. The Withdrawal Without Surrender Charge Amount in each calendar year will be the greater of:

(1)  100% of Cumulative Earnings (excluding Payment Credits); or

(2) 15% of the Gross Payment Base. When the first withdrawal is taken, the Gross Payment Base is equal to total payments made to the Contract. When subsequent withdrawals are taken, the Gross Payment Base reduces.

For a detailed discussion of how the Withdrawal Without Surrender Charge Amount is calculated, please see CHARGES AND DEDUCTIONS, "SURRENDER CHARGE."

Each calendar year, the Owner of a qualified Contract or a Contract issued under a Section 457 Deferred Compensation Plan may take without a surrender charge the Withdrawal Without Surrender Charge Amount described above or, if greater, an amount calculated by the Company based on his or her life expectancy

In addition, WHERE PERMITTED BY LAW, the Company will waive surrender charges if, after the Contract is issued:

    -   you become disabled before you attain age 65; or

    - you are diagnosed with a fatal illness or are confined in a medical care facility for the later of 90 consecutive days or one year after the Issue Date.

Additional amounts may be withdrawn at any time. However, the withdrawal of payments that have not been invested in the Contract for more than nine years may be subject to a surrender charge. A Market Value Adjustment will apply to withdrawals from a Guarantee Period Account prior to the expiration of the Guarantee Period.

CAN I EXAMINE THE CONTRACT?

Yes. Your Contract will be delivered to you after your purchase. If you return the Contract to the Company within ten days of receipt, the Contract will be cancelled. There may be a longer period in certain jurisdictions; see the "Right to Examine" provision on the cover of your Contract.

If you cancel the Contract, you will receive the Contract's Accumulated Value adjusted for any Market Value Adjustment for amounts allocated to a Guarantee Period Account, plus any fees or charges that may have been deducted, less the Payment Credit(s). However, if required in your state or if the Contract was issued as an Individual Retirement Annuity (IRA), you will generally receive a refund of your gross payment(s). In certain jurisdictions this refund may be the greater of (1) your gross payment(s) or (2) the Accumulated Value adjusted for any Market Value Adjustment, less any Payment Credit(s), plus any fees or charges previously deducted. See "RIGHT TO CANCEL" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.

Each time you make a payment, you will receive a Payment Credit equal to 4% of the payment. The Payment Credit will be immediately invested along with your payment. However, if you cancel the Contract under its "Right to Examine" provision, your refund will be reduced by the amount of the Payment Credit(s). If the "Right to Examine" provision in your state provides that you will receive the Accumulated Value of the Contract (adjusted as described above), this means that you receive any gains and bear any losses attributable to the Payment Credit. For more information, see "RIGHT TO CANCEL" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.

CAN I MAKE FUTURE CHANGES UNDER MY CONTRACT?

    -   You can make several changes after receiving your Contract:

    - You may assign your ownership to someone else, except under certain qualified plans.

    - You may change the beneficiary, unless you have designated an irrevocable beneficiary.

    -   You may change your allocation of payments.

    - You may make transfers among the Sub-Accounts without any tax consequences.

    - You may cancel your Contract within ten days of delivery (or longer if required by state law).

                DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT
                          AND THE UNDERLYING PORTFOLIOS

THE COMPANY. Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial" or the "Company") is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, Allmerica Financial was a direct subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica"), which in turn was a direct subsidiary of The Hanover Insurance Group ("THG," formerly Allmerica Financial Corporation). Effective December 31, 2002, Allmerica Financial became a Massachusetts domiciled insurance company and a direct subsidiary of THG. On December 30, 2005, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"), 85 Broad Street, New York, NY 10004.

The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2005, the Company had over $11 billion in assets and over $17 billion of life insurance in force. Its Principal Office is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000.

THE VARIABLE ACCOUNT. The Company maintains a separate investment account called Separate Account KG (the "Variable Account"). The Variable Account of Separate Account KG was authorized by vote of the Board of Directors of the Company on June 13, 1996. Each Variable Account is registered with the SEC as a unit investment trust under the 1940 Act. This registration does not involve the supervision or management of investment practices or policies of the Variable Accounts by the SEC.

The Variable Account is a separate investment account of the Company. The assets used to fund the variable portions of the Contracts are set aside in the Sub-Accounts of the Variable Account, and are kept separate and apart from the general assets of the Company. The Sub-Account is administered and accounted for as part of the general business of the Company. The income, capital gains or capital losses of the Sub-Account, however, are allocated to each Sub-Account, without regard to any other income, capital gains, or capital losses of the Company. Obligations under the Contracts are obligations of the Company. Under Massachusetts law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company.


The Company reserves the right, subject to compliance with applicable law, to change the names of the Variable Account and the Sub-Accounts. The Company also offers other variable annuity contracts investing in the Variable Account which are not discussed in this Prospectus. In addition, the Variable Account may invest in other underlying portfolios which are not available to the Contracts described in this Prospectus.

UNDERLYING PORTFOLIOS. Each Sub-Account invests in a corresponding investment portfolio ("Underlying Portfolio") of an open-end management investment company. The Underlying Portfolios available through this policy are NOT publicly traded. They are only available as variable investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans. The investment advisers of the Underlying Portfolios may manage publicly traded mutual funds with similar names and objectives. However, the Underlying Portfolios are NOT directly related to any publicly traded mutual fund. Consequently, the investment performance of the Underlying Portfolios and any similarly named publicly traded mutual fund may differ substantially.

A summary of investment objectives of each of the Underlying Portfolios is set forth below. Certain Underlying Portfolios have similar investment objectives and/or policies. Therefore, to choose the Sub-Accounts which best meet your needs and objectives, carefully read the prospectuses of the Underlying Portfolios, along with this Prospectus. There can be no assurance that the investment objectives of the Underlying Portfolios can be achieved. In some states, insurance regulations may restrict the availability of particular Portfolios.

MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING PORTFOLIOS AND OTHER RELEVANT INFORMATION REGARDING THE PORTFOLIOS MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Portfolios is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING PORTFOLIOS, AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING INVESTMENT COMPANIES MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. PLEASE READ THEM CAREFULLY BEFORE INVESTING. Also, the Statements of Additional Information ("SAI") for the Underlying Portfolios are available upon request.

There can be no assurance that the investment objectives of the Underlying Portfolios can be achieved or that the value of the Contract will equal or exceed the aggregate amount of payments made under the Contract. Sub-Account values will fluctuate; even a Sub-Account investing in a money market fund may have negative returns, particularly if fees and charges are deducted at the Sub-Account level.


AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)
ADVISER: A I M ADVISORS, INC.



AIM V.I. UTILITIES FUND - seeks capital growth. It also seeks current income. The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in utilities-related industries. These include, but are not limited to companies that produce, generate, transmit, or distribute natural gas or electricity, as well as in companies that provide telecommunications services, including local, long distance and wireless, and excluding broadcasting, among others.


THE ALGER AMERICAN FUND (CLASS O)
ADVISER: FRED ALGER MANAGEMENT, INC.


ALGER AMERICAN BALANCED PORTFOLIO -- seeks current income and long-term capital appreciation. It focuses on stocks of companies with growth potential and fixed-income securities, especially those which appear to have some potential for capital appreciation. Under normal circumstances, the portfolio invests in common stocks and fixed-income securities, which include commercial paper and bonds that are rated within the four highest rating categories by an established rating agency or, if not rated, are determined by the Manager to be of comparable quality. Under normal circumstances, at least 25% of the portfolio's net assets are invested in fixed-income senior securities.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO -- seeks long-term capital appreciation. Under normal circumstances, the portfolio invests in the equity securities of companies of any size that demonstrate promising growth potential. The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.


CREDIT SUISSE TRUST
ADVISER: CREDIT SUISSE ASSET MANAGEMENT, LLC


CREDIT SUISSE TRUST EMERGING MARKETS PORTFOLIO -- seeks long-term growth of capital. To pursue this goal, it invests, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of issuers located in or conducting a majority of their business in emerging markets or companies whose securities trade primarily in emerging markets. The portfolio invests in issuers from at least three emerging markets. The sub-advisers are Credit Suisse Asset Management Limited, Credit Suisse's affiliate in the United Kingdom and Credit Suisse Asset Management (Australia) Limited.

CREDIT SUISSE TRUST GLOBAL SMALL CAP PORTFOLIO -- seeks long-term growth of capital. To pursue this goal, it invests in equity securities of small U.S. and foreign companies. The sub-advisers are Credit Suisse Asset Management Limited, Credit Suisse's affiliate in the United Kingdom and Credit Suisse's affiliate in Japan, also named Credit Suisse Asset Management Limited and Credit Suisse Asset Management (Australia) Limited.


DREYFUS INVESTMENT PORTFOLIOS
ADVISER: THE DREYFUS CORPORATION

DREYFUS IP MIDCAP STOCK PORTFOLIO -- seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400(R) Index. To pursue this goal the portfolio normally invests at least 80% of its assets in stocks of mid-size companies. The portfolio invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. Consistency of returns compared to the S&P 400 is a primary goal of the investment process.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
ADVISER: THE DREYFUS CORPORATION

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. -- seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund, under normal circumstances, invests at least 80% of its assets in the common stocks of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.


DWS SCUDDER INVESTMENT VIT FUNDS
ADVISER: DEUTSCHE ASSET MANAGEMENT, INC.

DWS EQUITY 500 INDEX VIP * -- seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"), which emphasizes stocks of large U.S. companies. The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. Stocks in the S&P 500 Index are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price). The fund invests for capital appreciation, not income; any dividend and interest income is incidental to the pursuit of its objective. The fund will pursue its objective by investing primarily in the securities of the companies included in the benchmark and derivative instruments, such as futures contracts and options, relating to the benchmark. The sub-adviser is Northern Trust Investments, N.A. This portfolio was formerly known as Scudder VIT Index 500 Fund.

DWS VARIABLE SERIES I


ADVISER: DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.


DWS CAPITAL GROWTH VIP -- seeks to maximize long-term capital growth through a broad and flexible investment program. The portfolio normally invests at least 65% of total assets in common stocks of U.S. companies. Although the portfolio can invest in companies of any size, it generally focuses on established companies that are similar in size to the companies in the Standard & Poor's 500(C) Composite Stock Price Index (the "S&P 500 Index") or the Russell 1000(R) Growth Index (as of February 28, 2005, the S&P 500 Index and the Russell 1000 Growth Index had median market capitalizations of $11.22 billion and $4.41 billion, respectively). Although the portfolio may invest in companies of any size, the portfolio intends to invest primarily in companies whose market capitalizations fall within the normal range of these indexes. This portfolio was previously known as Scudder Capital Growth Portfolio.

DWS GLOBAL OPPORTUNITIES VIP -- seeks above-average capital appreciation over the long term. The portfolio invests at least 65% of total assets in common stocks and other equities of small companies throughout the world (companies with market values similar to the smallest 20% of the Citigroup Broad Market Index). While the portfolio may invest in securities in any country, it generally focuses on countries with developed economies (including the U.S.). As of December 31, 2004, companies in which the portfolio invests typically have a market capitalization of between $500 million and $5 billion. This portfolio was formerly known as Scudder Global Discovery Portfolio.

DWS GROWTH & INCOME VIP -- seeks long-term growth of capital, current income and growth of income. The portfolio invests at least 65% of total assets in equities, mainly common stocks. Although the portfolio can invest in companies of any size and from any country, it invests primarily in large U.S. companies. The portfolio seeks to bring together the top U.S. equity research recommendations of the advisor into a single investment portfolio. This portfolio was formerly known as Scudder Growth and Income Portfolio.

DWS HEALTH CARE VIP - Under normal circumstances, the portfolio seeks long-term growth of capital by investing at least 80% of total assets, plus the amount of any borrowings for investment purposes, in common stocks of companies in the health care sector. For purposes of the portfolio's 80% investment policy, to be considered part of the health care sector, companies must commit at least half of their assets to, or derive at least half of their revenues or net income from, that sector. The industries in the health care sector include pharmaceuticals, biotechnology, medical products and supplies, and health care services. The companies may be of any size. The portfolio will invest primarily in securities of U.S. companies, but may invest in foreign companies as well. This portfolio was formerly known as Scudder Health Sciences Portfolio.

DWS INTERNATIONAL VIP -- seeks long term growth of capital primarily through diversified holdings of marketable foreign equity investments. The portfolio invests primarily in common stocks of established companies listed on foreign exchanges (equities issued by foreign-based companies and listed on foreign exchanges.) Although the fund can invest in companies of any size and from any country (other than the United States), it invests mainly in common stocks of established companies in countries with developed economies. Deutsche Asset Management Investment Services Ltd. is the sub-advisor for the portfolio. This portfolio was formerly known as Scudder International Portfolio.

DWS VARIABLE SERIES II


ADVISER: DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.


DWS BALANCED VIP -- seeks a high total return, a combination of income and capital appreciation. The portfolio follows a flexible investment program, investing in a mix of growth and value stocks of large and small capitalization companies and bonds. The portfolio follows a flexible investment program, investing in a mix of growth stocks and bonds. The investment advisor employs a team approach to allocate the portfolio's assets among the various asset classes. The portfolio can buy many types of securities, among them common stocks, convertible securities, corporate bonds, U.S. government bonds and mortgage- and asset-backed securities. The portfolio normally invests approximately 60% of its net assets in common stocks and other equity securities and approximately 40% of its net assets in fixed income securities, including lower-quality debt securities. Generally, most securities are from U.S. issuers, but the portfolio may invest up to 25% of total assets in foreign securities. Deutsche Asset Management Investment Services Ltd. is the sub-advisor for the portfolio. This Portfolio was formerly known Scudder Total Return Portfolio.

DWS BLUE CHIP VIP -- seeks growth of capital and income. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of large U.S. companies that are similar in size to the companies in the S&P 500 Index (as of March 31, 2005, the S&P 500 Index had a median market capitalization of $10.82 billion) and that the portfolio managers consider to be "blue chip" companies. Blue chip companies are large, well-known companies that typically have an established earnings and dividends history, easy access to credit, solid positions in their industries and strong management. The portfolio managers look for "blue chip" companies whose stock price is attractive relative to potential growth. This portfolio was formerly known as Scudder Blue Chip Portfolio.

DWS CORE FIXED INCOME VIP -- seeks high current income. The portfolio invests for current income, not capital appreciation. Under normal circumstances, the portfolio invests at least 80% of its assets, plus the amount of any borrowings for investment purposes, determined at the time of purchase, in fixed income securities. Fixed income securities include those of the U.S. Treasury, as well as U.S. government agencies and instrumentalities, corporate, mortgage-backed and asset-backed securities, taxable municipal and tax-exempt municipal bonds and liquid Rule 144A securities. The portfolio invests primarily in investment-grade fixed income securities rated within the top three credit rating categories. Aberdeen Asset Management Inc. is the sub-advisor for the portfolio. This portfolio was formerly known as Scudder Fixed Income Portfolio.

DWS DAVIS VENTURE VALUE VIP -- seeks growth of capital. The portfolio invests primarily in common stock of U.S. companies with market capitalizations of at least $5 billion. The portfolio managers select common stocks of quality, overlooked growth companies at value prices and hold them for the long term. The portfolio managers look for companies with sustainable growth rates selling at modest price-earnings multiples that the portfolio managers hope will expand as other investors recognize the company's true worth. The portfolio managers believe that by combining a sustainable growth rate with a gradually expanding multiple, these rates compound and can generate returns that could exceed average returns earned by investing in large capitalization domestic stocks. Davis Selected Advisers, L.P. is the sub-advisor for the portfolio. This portfolio was formerly known as SVS Davis Venture Value Portfolio.

DWS DREMAN FINANCIAL SERVICES VIP -- seeks to provide long-term capital appreciation. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities (mainly common stocks) of financial services companies. These may include companies of any size that commit at least half of their assets to the financial services sector, or derive at least half of their revenues or net income from that sector. The major types of financial services companies are banks, insurance companies, savings and loans, securities brokerage firms and diversified financial companies. Dreman Value Management L.L.C. is the sub-advisor to the portfolio. This portfolio was formerly known as SVS Dreman Financial Services Portfolio.

DWS DREMAN HIGH RETURN EQUITY VIP -- seeks to achieve a high rate of total return. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities. The portfolio focuses on stocks of large U.S. companies that are similar in size to the companies in the S&P 500 Index (as of March 31, 2005, the S&P 500 Index had a median market capitalization of $10.82 billion) and that the portfolio managers believe are undervalued. The portfolio intends to invest primarily in companies whose market capitalizations fall within the normal range of the Index. Although the portfolio can invest in stocks of any economic sector, at times it may emphasize the financial services sector or other sectors (in fact, it may invest more than 25% of total assets in a single sector). Dreman Value Management L.L.C. is the sub-advisor to the portfolio. This portfolio was formerly known as SVS Dreman High Return Equity Portfolio.

DWS DREMAN SMALL CAP VALUE VIP -- seeks long-term capital appreciation. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in undervalued common stocks of small U.S. companies, which the portfolio defines as companies that are similar in market value to those in the Russell 2000 Value Index (as of March 31, 2005, the Russell 2000 Value Index had a median market capitalization of $570 million). The portfolio intends to invest primarily in companies whose market capitalizations fall within the normal range of the Index. The sub-adviser is Dreman Value Management L.L.C. This portfolio was formerly known as SVS Dreman Small Cap Value Portfolio.

DWS GLOBAL THEMATIC VIP -- seeks long-term capital growth. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equities of companies throughout the world that the portfolio managers consider to be "blue chip" companies. Blue chip companies are large, well known companies that typically have an established earnings and dividends history, easy access to credit, solid positions in their industries and strong management. Although the portfolio may invest in any country, it primarily focuses on established companies in countries with developed economies (including the U.S.). In choosing stocks, the portfolio managers look for those blue-chip companies that appear likely to benefit from global economic trends or have promising new technologies or products. This portfolio was formerly known as Scudder Global Blue Chip Portfolio.

DWS GOVERNMENT & AGENCY SECURITIES VIP -- seeks high current income consistent with preservation of capital. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in U.S. government securities and repurchase agreements of U.S. government securities. U.S. government-related debt instruments in which the portfolio may invest include: direct obligations of the U.S. Treasury; securities such as Ginnie Maes which are mortgage-backed securities issued and guaranteed by the Government National Mortgage Association (GNMA) and supported by the full faith and credit of the United States; and securities issued or guaranteed, as to their payment of principal and interest, by U.S. government agencies or government sponsored entities, some of which may be supported only by the credit of the issuer. The portfolio normally invests all of its assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, except the portfolio may invest up to 10% of its net assets in cash equivalents, such as money market funds, and short-term bond funds. These securities may not be issued or guaranteed by the U.S. government, its agencies or instrumentalities. The portfolio may use derivative instruments as described in "Other Investments." This portfolio was formerly known as Scudder Government & Agency Securities Portfolio.

DWS HIGH INCOME VIP -- seeks to provide a high level of current income. Under normal circumstances, this portfolio generally invests at least 65% of net assets, plus the amount of any borrowings for investment purposes, in junk bonds, which are those rated below the fourth highest credit rating category (i.e. grade BB/Ba and below). Compared to investment-grade bonds, junk bonds may pay higher yields, have higher volatility and higher risk of default on payments of interest or principal. The portfolio may invest up to 50% of total assets in bonds denominated in U.S. dollars or foreign currencies from foreign issuers. The portfolio manager focuses on careful cash flow and total return analysis, and broad diversification among countries, sectors, industries and individual issuers and maturities. This portfolio was formerly known as Scudder High Income Portfolio.

DWS INTERNATIONAL SELECT EQUITY VIP - seeks capital appreciation. Under normal circumstances, the portfolio invests at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in equity securities and other securities with equity characteristics. The portfolio primarily invests in the countries that make up the MSCI EAFE(R) Index. The MSCI EAFE(R) Index tracks stocks in Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. At least 50% of the portfolio's assets will be invested in securities that are represented in the MSCI EAFE(R) Index. However, the portfolio may invest up to 50% of its total assets in non-Index securities of companies located in the countries that make up the Index. Deutsche Asset Management Investment Services Ltd. is the sub-advisor for the portfolio. This portfolio was formerly known as Scudder International Select Equity Portfolio.

DWS JANUS GROWTH AND INCOME VIP -- seeks long-term capital growth and current income. The portfolio applies a "bottom-up" approach in choosing investments. In other words, it looks mostly for equity and income-producing securities that meet its investment criteria one at a time. If the portfolio is unable to find such investments, much of the portfolio's assets may be in cash or similar investments. The portfolio normally emphasizes investments in equity securities. It may invest up to 75% of its total assets in equity securities selected primarily for their growth potential and at least 25% of its total assets in securities the portfolio manager believes have income potential. The portfolio may invest substantially all of its assets in equity securities if the portfolio manager believes that equity securities have the potential to appreciate in value. Janus Capital Management LLC is the sub-advisor for the portfolio. This portfolio was formerly known as SVS Janus Growth and Income Portfolio.

DWS JANUS GROWTH OPPORTUNITIES VIP -- seeks long-term growth of capital in a manner consistent with the preservation of capital. The portfolio applies a "bottom-up" approach in choosing investments. In other words, it looks for companies with earnings growth potential one at a time. If the portfolio is unable to find investments with earnings growth potential, a significant portion of the portfolio's assets may be in cash or similar investments. The portfolio invests primarily in equity securities selected for their growth potential. Although the portfolio can invest in companies of any size, it generally invests in larger, more established companies. The portfolio may invest substantially all of its assets in equity securities if the portfolio manager believes that equity securities will appreciate in value. Janus Capital Management LLC is the sub-advisor for the portfolio. This portfolio was formerly known as SVS Janus Growth Opportunities Portfolio.

DWS LARGE CAP VALUE VIP -- seeks to achieve a high rate of total return. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities of large U.S. companies that are similar in size to the companies in the Russell 1000 Value Index (as of March 31, 2005, the Russell 1000 Value Index had a median market capitalization of $4.50 billion) and that the portfolio managers believe are undervalued. These are typically companies that have been sound historically but are temporarily out of favor. The portfolio intends to invest primarily in companies whose market capitalizations fall within the normal range of the Index. Although the portfolio can invest in stocks of any economic sector (which is comprised of two or more industries), at times it may emphasize the financial services sector or other sectors. In fact, it may invest more than 25% of total assets in a single sector. This portfolio was formerly known as Scudder Large Cap Value Portfolio.

DWS MFS STRATEGIC VALUE VIP -- seeks to provide capital appreciation. The portfolio invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts, of companies which the manager believes are undervalued in the market relative to their long term potential. The equity securities of these companies may be undervalued because they are temporarily out of favor in the market due to: a decline in the market; poor economic conditions; developments that have affected or may affect the issuer of the securities or the issuer's industry; or the market has overlooked them. Massachusetts Financial Services Company is the sub-advisor for the portfolio. This portfolio was formerly known as SVS MFS Strategic Value Portfolio.

DWS MID CAP GROWTH VIP -- seeks long-term capital growth. Under normal circumstances, the portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, determined at the time of purchase, in companies with market capitalizations within the market capitalization range of the Russell Mid Cap Growth Index or securities with equity characteristics that provide exposure to those companies. It may also invest in convertible securities when the managers believe it is more advantageous than investing in a company's common stock. The managers believe these companies contain the greatest concentration of businesses with significant growth prospects. The portfolio invests primarily in equity securities of medium-sized growth-oriented companies. This portfolio was formerly known as Scudder Mid Cap Growth Portfolio, which was formerly known as the Scudder Aggressive Growth Portfolio.

DWS MONEY MARKET VIP -- seeks maximum current income to the extent consistent with stability of principal. The portfolio pursues its goal by investing exclusively in high quality short-term securities, as well as certain repurchase agreements that are backed by high quality securities. While the portfolio's advisor gives priority to earning income and maintaining the value of the portfolio's principal at $1.00 per share, all money market instruments, including U.S. Government obligations, can change in value when interest rates change or an issuer's creditworthiness changes. The portfolio seeks to achieve its goal of current income by investing in high quality money market securities and maintaining a dollar-weighted average maturity of 90 days or less. This portfolio was formerly known as Scudder Money Market Portfolio.

DWS OAK STRATEGIC EQUITY VIP - seeks long-term capital growth. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities. The portfolio invests primarily in common stocks of established U.S. companies with large market capitalizations (in excess of $5 billion). In selecting investments, the portfolio manager chooses stocks of companies which he believes have above-average growth potential at attractive prices. The portfolio manager's investment process begins with a top-down analysis of industry sectors that he believes have the best potential for long-term growth based on an overall analysis of the economy and interest rate trends. The portfolio manager then focuses on the key performers in those areas based on a highly qualitative, subjective analysis of individual companies' fundamental values, such as earnings growth potential and the quality of corporate management. Oak Associates, Ltd. is the sub-advisor for the portfolio. This portfolio was formerly known as SVS Oak Strategic Equity Portfolio.

DWS SALOMON AGGRESSIVE GROWTH VIP - seeks long-term capital growth. Under normal circumstances, the portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, determined at the time of purchase, in companies with market capitalizations within the market capitalization range of the Russell Mid Cap Growth Index or securities with equity characteristics that provide exposure to those companies. It may also invest in convertible securities when the managers believe it is more advantageous than investing in a company's common stock. The managers believe these companies contain the greatest concentration of businesses with significant growth prospects. The portfolio invests primarily in equity securities of medium-sized growth-oriented companies. Salomon Brothers Asset Management Inc. is the sub-advisor for the portfolio. This portfolio was previously known as Scudder Salomon Aggressive Growth Portfolio, which was formerly known as SVS INVESCO Dynamic Growth Portfolio.

DWS SMALL CAP GROWTH VIP -- seeks maximum appreciation of investors' capital. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in small capitalization stocks similar in size to those comprising the Russell 2000 Growth Index (as of March 31, 2005, the Russell 2000 Growth Index had a median market capitalization of $488 million). The portfolio intends to invest primarily in companies whose market capitalizations fall within the normal range of the Index. Using quantitative and qualitative screens, and extensive fundamental and field research, the managers look for companies with strong valuations, exceptional management teams, strong current or potential competitive positioning in their respective industries, clean balance sheets, and attractive earnings growth, among other factors. The managers seek to maintain a diversified portfolio of small cap growth equity holdings, generally investing across most sectors of the economy including the traditional growth-oriented sectors of information technology, health care and consumer products. This portfolio was formerly known as Scudder Small Cap Growth Portfolio.

DWS STRATEGIC INCOME VIP -- seeks high current return. The portfolio invests mainly in bonds issued by U.S. and foreign corporations and governments. The portfolio invests mainly in bonds issued by U.S. and foreign corporations and governments. The portfolio may invest up to 100% of total assets in either investment-grade bonds or in junk bonds, which are those below the fourth highest credit rating category (i.e. grade BB/Ba and below). The portfolio may invest up to 50% of total assets foreign bonds. The portfolio may also invest in emerging markets securities and dividend-paying common stock. This portfolio was formerly known as Scudder Strategic Income Portfolio.

DWS TECHNOLOGY VIP -- seeks growth of capital. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of companies in the technology sector. For purposes of the portfolio's 80% investment policy, companies in the technology sector must commit at least half of their assets to the technology sector or derive at least half of their revenues or net income from that sector. Examples of industries within the technology sector are semiconductors, software, telecom equipment, computer/hardware, IT services, the Internet and health technology. The portfolio may invest in companies of any size. In addition, the portfolio may invest up to 35% of its net assets in foreign securities. This portfolio was formerly known as Scudder Technology Growth Portfolio.

DWS TURNER MID CAP GROWTH VIP -- seeks capital appreciation. The portfolio pursues its objective by investing in common stocks and other equity securities of U.S. companies with medium market capitalizations that the portfolio managers believe have strong earnings growth potential. The portfolio will invest in securities of companies that are diversified across economic sectors, and will attempt to maintain sector concentrations that approximate those of the Russell Midcap Growth Index. The portfolio intends to invest primarily in companies whose market capitalizations fall within the normal range of the Index. Portfolio exposure is generally limited to 5% in any single issuer, subject to exceptions for the most heavily weighted securities in the Index. Turner Investment Partners, Inc. is the sub-advisor for the portfolio. This portfolio was formerly known as SVS Turner Mid Cap Growth Portfolio.


* "Standard & Poor's(R)," "S&P(R)" "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of the McGraw-Hill Companies, Inc., and have been licensed for use by Deutsche Investment Management Americas Inc. The SVS Index 500 Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund. Additional information may be found in the fund's Statement of Additional Information.

Certain Underlying Portfolios have investment objectives and/or policies similar to those of other Underlying Portfolios. To choose the Sub-Accounts which best meet individual needs and objectives, carefully read the Underlying Portfolio prospectuses. In some states, insurance regulations may restrict the availability of particular Sub-Accounts.

If there is a material change in the investment policy of a Sub-Account or the Underlying Portfolio in which it invests, the Owner will be notified of the change. If the Owner has values allocated to that Sub-Account, the Company will transfer it without charge on written request by the Owner to another Sub-Account or to the Fixed Account. The Company must receive such written request within 60 days of the later of (1) the effective date of the change in the investment policy, or (2) the receipt of the notice of the Owner's right to transfer.

                             PERFORMANCE INFORMATION

This Contract was first offered to the public in October 1999. However, in order to help people understand how investment performance can affect money invested in the Sub-Accounts, the Company may advertise total return and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence and (2) the periods that the Underlying Portfolios have been in existence. Performance tables are included in the Statement of Additional Information.

The "total return" of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Variable Account charges, and expressed as a percentage. The "average annual total return" represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.


The yield of the Sub-Account investing in the DWS Money Market Portfolio refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account investing in a Portfolio other than the DWS Money Market Portfolio refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period.


The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING PORTFOLIO IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared, in reports and promotional literature, to:

(1) the Standard & Poor's 500 Composite Stock Price Index (S&P 500), Dow Jones Industrial Average (DJIA), Shearson Lehman Aggregate Bond Index or other unmanaged indices, so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; or

(2) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or

(3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain Contract features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Portfolios.

              DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE

As of the date of this Prospectus, the Company has ceased issuing new Contracts except in connection with certain pre-existing contractual plans and programs. References to issue requirements and initial payments are included as information regarding general Company procedures. This Prospectus provides only a very brief overview of the more significant aspects of the Policy and of the Company's administrative procedures for the benefit of the Company's current Owners.

DISRUPTIVE TRADING

This Contract is not designed for use by individuals, professional market timing organizations, or other entities that engage in short-term trading, frequent transfers, programmed transfers or transfers that are large in relation to the total assets of an Underlying Fund (collectively, "Disruptive Trading"). These activities may require the Underlying Fund to maintain undesirable large cash positions or frequently buy or sell portfolio securities. Such transfers may dilute the value of the Underlying Fund's shares, interfere with the efficient management of the Underlying Fund's portfolio, and increase brokerage and administrative costs of the Underlying Funds. As a result, Disruptive Trading may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Contract Owners.

In order to protect our Contract Owners and the Underlying Funds from potentially harmful trading activity, we utilize certain policies and procedures that are designed to detect and prevent disruptive trading among the Underlying Funds (the "Disruptive Trading Procedures"). Our Disruptive Trading Procedures consider certain factors in order to identify Disruptive Trading activity, including the following:

    -   the number of transfers made over a period of time;
    -   the length of time between transfers;
    - whether the transfers follow a pattern that appears to be designed to take advantage of short term market fluctuations, particularly within certain Underlying Funds;
    -   the dollar amount(s) requested for transfers; and
    - whether the transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners; and
    -   the investment objectives and/or size of the Underlying Funds.

We may increase our monitoring of Contract Owners who engage in what we perceive to be disruptive trading, including investigating the transfer patterns within multiple contracts owned by the same Contract Owners. We may also investigate any patterns of disruptive trading identified by the Underlying Funds that may not have been captured by our Disruptive Trading Procedures.

Our Disruptive Trading Procedures may vary from sub-account to sub-account. The Disruptive Trading Procedures limit the number of transfers a Contract Owner may make during a given period, limit the number of times a Contract Owner may transfer into particular funds during a given period, and place restrictions as to the time and means of transfers (for example, transfer instructions are required by a certain daily time cutoff), among other things. Subject to the terms of the Contract, the Company reserves the right to impose, without prior notice, additional or alternate restrictions on allocations and transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Contract Owners or other holders of the Underlying Funds.

Some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's investment adviser, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. If an Underlying Fund refuses a transfer request from the Company, the Company may not be able to effect certain allocations or transfers that a Contract Owner has requested. In the future, some Underlying Funds may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Underlying Funds.

We will apply our Disruptive Trading Procedures consistently without special arrangement, waiver, or exception. However, the Company's ability to detect and deter Disruptive Trading and to consistently apply the Disruptive Trading Procedures may be limited by operational systems and technological limitations. Contract Owners seeking to engage in such transfer activities may employ a variety of strategies to avoid detection. Because identifying Disruptive Trading involves judgments that are inherently subjective, the Company cannot provide assurances that its Disruptive Trading Procedures will detect every Contract Owner who engages in disruptive trading. In addition, the terms of some contracts previously issued by the Company, historical practices or actions, litigation, or certain regulatory restrictions may limit the Company's ability to apply transfer or other restrictions.

If we are unable to detect Disruptive Trading or are unable to restrict Disruptive Trading because of contract provisions or other reasons, you may experience dilution in the value of your Underlying Fund shares. There may be increased brokerage and administrative costs within the Underlying Funds, which may result in lower long-term returns for your investments. Additionally, because other insurance companies and/or retirement plans may invest in the Underlying Funds, we cannot guarantee that the Underlying Funds will not suffer harm from disruptive trading within the variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

PAYMENTS

The latest Issue Date is the day prior to the 86th birthday of the oldest Owner or, if the Owner is not a natural person, the oldest Annuitant. The Company will issue a Contract when its underwriting requirements are met. These requirements include receipt of the initial payment and allocation instructions by the Company at its Principal Office and may include the proper completion of an application; however, where permitted by law, the Company may issue a Contract without completion of an application. If all issue requirements are not completed within five business days of the Company's receipt of the initial payment, the payment will be returned immediately unless the applicant authorizes the Company to retain it pending completion of all issue requirements. The Company reserves the right to reject an application or request to issue a Contract. Any such rejection will not discriminate unfairly among purchasers. (Note: Throughout this Prospectus, the terms "payment(s)" and "gross payment(s)" refer solely to monies the Owner submits to the Company to be applied to the Contract. These terms do not include any Payment Credits allocated to the Contract by the Company. )

Payments may be made to the Contract at any time prior to the Annuity Date, or prior to the death of an Owner, subject to certain minimums:

    - Currently the initial payment must be at least $5,000 ($2,000 for IRA's). A lower minimum amount may be permitted if monthly automatic payments are being forwarded directly from a financial institution.

    -   Each subsequent payment must be at least $100.


    - The minimum allocation to a Guarantee Period Account is $1,000. If less than $1,000 is allocated to a Guarantee Period Account, the Company reserves the right to apply that amount to the DWS Money Market Portfolio.


Payments are to be made payable to the Company. The Company may reduce a payment by any applicable premium tax before applying it to the Contract. The initial net payment is credited to the Contract and allocated among the requested investment options as of the date that all issue requirements are properly met. The allocation instructions for the initial net payment will serve as the allocation instructions for all future payments unless changed.

You also have the option of specifying how a specific payment should be allocated. This will not change the allocation instructions for any subsequent payment.

For a discussion of future payments to an Automatic Transfer Program (Dollar Cost Averaging), please see "Automatic Transfers (Dollar Cost Averaging)" below.

PAYMENT CREDITS

A Payment Credit will be added to the Contract's Accumulated Value each time a payment is made. The Payment Credit is funded from the Company's General Account and is currently equal to 4% of each payment received. The Company guarantees that the Payment Credit will never be less than 4%. Payment Credits are not considered to be "investment in the contract" for income tax purposes. See FEDERAL TAX CONSIDERATIONS.

Each Payment Credit is immediately allocated among the investment options in the same proportion as the applicable payment. However, if you cancel the Contract under its "Right to Examine" provision, the amount refunded to you will be reduced by the amount of the Payment Credit(s). If the applicable "Right to Examine" provision in your state provides that you will receive the adjusted Accumulated Value of the Contract, this means that you receive any gains and bear any losses attributable to the Payment Credit. For more information, see "RIGHT TO CANCEL," below.

The Company uses a portion of the mortality and expense risk charge and surrender charge to help recover the expenses associated with the Payment Credit under this Contract. See CHARGES AND DEDUCTIONS. Under certain circumstances (such as a period of poor market performance) a contract without a Payment Credit (or a bonus) may provide greater values than this Contract, which contains the Payment Credit. In addition, due to the generally larger surrender charge for a contract with a Payment Credit, an annuity contract without a Payment Credit may provide greater values upon surrender than a Contract that contains the Payment Credit. You should consider these possibilities before purchasing the Contract.

COMPUTATION OF VALUES

The Owner may allocate payments among the Sub-Accounts, Guarantee Period Accounts, and the Fixed Account. Allocations to the Guarantee Period Accounts and the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See GUARANTEE PERIOD ACCOUNTS and APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

The Accumulated Value under the Contract is determined by:

(1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date,

(2)  adding together the values of each Sub-Account, and

(3) adding the amount of the accumulations in the Fixed Account and Guarantee Period Accounts, if any.

THE ACCUMULATION UNIT. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the payment and Payment Credit allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date. The number of Accumulation Units resulting from each payment and Payment Credit will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal, or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account, and will reflect the investment performance, expenses and charges of its Underlying Portfolios. The value of an Accumulation Unit was arbitrarily set at $1.00 on the first Valuation Date for each Sub-Account.

NET INVESTMENT FACTOR. The net investment factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result (which may be positive or negative) from dividing (1) by (2) and subtracting the sum of (3) and (4) where:

(1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

(2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;


(3) is a charge for mortality and expense risks equal to 1.25% on Contracts issued by Allmerica Financial on an annual basis of the daily value of the Sub-Account's assets; and


(4) is an administrative charge equal to 0.15% on an annual basis of the daily value of the Sub-Account's assets.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

For an illustration of an Accumulation Unit calculation using a hypothetical example see the SAI.

RIGHT TO CANCEL

An Owner may cancel the Contract at any time within ten days after receipt of the Contract (or longer if required by law) and receive a refund. In order to cancel the Contract, the Owner must mail or deliver it to the Company's Principal Office at 440 Lincoln Street, Worcester, MA 01653, or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Contract for cancellation to be effective.

In most states, the Company will pay the Owner the Contract's Accumulated Value adjusted for any Market Value Adjustment for amounts allocated to a Guarantee Period Account, plus any amounts deducted for taxes, charges or fees, minus any Payment Credit(s). However, if the Contract was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the Company will provide a refund equal to your gross payment(s). In some states, the refund may equal the greater of (a) your gross payment(s) or (b) the Accumulated Value adjusted for any Market Value Adjustment, plus any amounts deducted for taxes, charges or fees, minus any Payment Credit(s). At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.

In order to comply with New York regulations concerning the purchase of a new annuity contract to replace an existing life or annuity contract (a "replacement"), an Owner who purchases the Contract in New York as a replacement may cancel within 60 days after receipt. In order to cancel the Contract, the Owner must mail or deliver it to the Company's Principal Office or to one of its authorized representatives. The Company will refund an amount equal to the Accumulated Value plus all fees and charges and less any payment Credits, and the Contract will be void from the beginning.

Each time you make a payment, you receive a Payment Credit equal to 4% of the payment. If you cancel the Contract under its "Right to Examine" provision, your refund will be reduced by the amount of the Payment Credit(s). If the "Right to Examine" provision in your state provides that you will receive the Accumulated Value of the Contract (adjusted as described above), this means that you receive any gains and bear any losses attributable to the Payment Credit.

The liability of the Variable Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

TELEPHONE TRANSACTIONS PRIVILEGE

Subject to state law, you, or anyone you authorize, may initiate transactions over the telephone, unless you notify the Company of your election not to have this privilege. The policy of the Company and its agents and affiliates is that we will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded. The Company reserves the right to modify or discontinue this privilege at any time without prior notice.

The Company cannot guarantee that you, or any other person you authorize, will always be able to reach us to complete a telephone transaction. Under these circumstances, you should submit your request in writing or other form acceptable to us.

TRANSFER PRIVILEGE

Prior to the Annuity Date and subject to the Disruptive Trading limitations described above under DESCRIPTION OF THE CONTRACT - THE ACCUMULATION PHASE, the Owner may transfer amounts among investment options upon written or telephone request to the Company. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer request. Transfers to and from the Fixed Account are currently subject to the restrictions set forth under APPENDIX A - MORE INFORMATION ABOUT THE FIXED ACCOUNT.


Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to the DWS Money Market Portfolio. Transfers from a Guarantee Period Account prior to the expiration of the Guarantee Period will be subject to a Market Value Adjustment.


If the Owner requests a transfer of an amount from a Sub-Account that is higher than the amount in the Sub-Account on the Valuation Date (for example, if a request is made to transfer $100 from a Sub-Account but the Accumulated Value in the Sub-Account on the Valuation Date is only $98), the Company will transfer all of the Accumulated Value in the Sub-Account.

Currently, the Company does not charge for transfers. The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. For each subsequent transfer in a Contract year, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing transfers. The first automatic transfer or rebalancing under an Asset Allocation Model Reallocation program, Automatic Transfers (Dollar Cost Averaging) program, or Automatic Account Rebalancing program counts as one transfer for purposes of the twelve transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent automatic transfer or rebalancing under that request in the same or a subsequent Contract year is without charge and does not reduce the remaining number of transfers which may be made free of charge.

The Company also reserves the right to restrict transfer privileges when exercised by a market timing firm or any other third party authorized to initiate allocations, transfers or exchanges on behalf of Contract Owners. The Company may, among other things, not accept:

    - the transfer or exchange instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

    - the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer or exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Owner at the same time.

The Owner may authorize an independent third party to transact allocations and transfers in accordance with an asset allocation strategy or other investment strategy. The Company may provide administrative or other support services to these independent third parties, however, the Company does not engage any third parties to offer allocation or other investment services under this Contract, does not endorse or review any allocation or transfer recommendations and is not responsible for the investment results of such allocations or transfers transacted on the Owner's behalf. In addition, the Company reserves the right to discontinue services or limit the number of Portfolios that it may provide such services for as well as to restrict such transactions altogether when exercised by a market timing firm or any other third party authorized to initiate allocations, transfers or exchanges on behalf of Contract owners. The Company does not charge the Owner for providing additional support services.

AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING


AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING). You may elect automatic transfers of a predetermined dollar amount on a periodic basis from the Fixed Account or the Sub-Accounts investing in the DWS Money Market Portfolio and the DWS Government & Agency Securities Portfolio ("source accounts"). You may elect these automatic transfers to one or more Sub-Accounts, subject to the following:


    -   the predetermined dollar amount may not be less than $100;

    -   the periodic basis may be monthly, quarterly, semi-annually or annually;

    - automatic transfers may not be made into the selected source account, the Fixed Account, or the Guarantee Period Accounts; and

    - if an automatic transfer would reduce the balance in the source account(s) to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts.

Automatic transfers from a particular source account will continue until the earlier of:

    -   the amount in the source account on a transfer date is zero; or

    -   the Owner's request to terminate the option is received by the Company.

If additional amounts are allocated to a source account before its balance has fallen to zero, those additional amounts will also be automatically transferred. The original automatic transfer allocations will apply to all amounts in that source accounts unless you provide new allocation instructions. New allocation instructions will apply to the entire balance in the source account. If additional amounts are allocated to a source account after its balance has fallen to zero, automatic transfers will not begin again unless you specifically notify the Company to do so.

To the extent permitted by law, the Company reserves the right, from time to time, to credit an enhanced interest rate to an initial and/or subsequent payment made to the Fixed Account, when it is being used as the source account from which to process automatic transfers. For more information see "ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM" in the SAI.

AUTOMATIC ACCOUNT REBALANCING. The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with his/her specified percentage allocations. As frequently as elected by the Owner, the Company will review the percentage allocations in the Underlying Portfolios and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made.

Automatic Account Rebalancing will continue until (1) the Owner's request to terminate or change the option is received by the Company or (2) the end date designated by the Owner when the option was elected. If a subsequent payment is allocated in a manner different from the percentage allocation mix in effect on the date the payment is received, on the next scheduled rebalancing date the payment will be reallocated in accordance with the existing mix.

LIMITATIONS. Currently, Dollar Cost Averaging and Automatic Account Rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Contract is purchased or at a later date. The Company reserves the right to limit the number of Sub-Accounts that may be utilized for automatic transfers and rebalancing, and to discontinue either option upon advance written notice.

SURRENDERS AND WITHDRAWALS

Before the Annuity Date, an Owner may surrender the Contract for its Surrender Value or withdraw a portion of its Accumulated Value. The request for surrender must be made on Company forms. The request for surrender or withdrawal must be made on Company forms. You may obtain Company forms by calling 1-800-782-8380. You may also obtain a Company withdrawal form at our Company web site, http://www.allmerica.com/afs/account/forms.html.

In the case of surrender, the Owner must send the Contract and a signed written request for surrender on a Company surrender form to the Principal Office. The Surrender Value will be calculated based on the Contract's Accumulated Value as of the Valuation Date on which the request and Contract are received at the Principal Office.

In the case of a withdrawal, the Owner must submit to the Principal Office a signed, written request on a Company withdrawal form indicating the desired dollar amount and the investment options from which such amount is to be withdrawn. A withdrawal from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount withdrawn. The amount withdrawn will equal the amount requested by the Owner plus any applicable surrender charge. Each withdrawal must be a minimum of $100 and, except under New York Contracts where no minimum balance is required, the remaining Accumulated Value of the Contract may not be reduced to less than $1,000. If the Owner requests a withdrawal that would reduce the Accumulated Value to less than the specified minimum, the Company will request instructions as to whether to withdraw the maximum withdrawal amount available. Any withdrawal made pursuant to these instructions will be made as of the Valuation Date that the response is received.

A surrender charge, a Contract fee and, if applicable, a rider charge, may apply when a withdrawal is made or a Contract is surrendered. See CHARGES AND DEDUCTIONS. However, each calendar year prior to the Annuity Date, an Owner may withdraw a portion of the Contract's Accumulated Value without any applicable surrender charge; see "SURRENDER CHARGE," "Withdrawal Without Surrender Charge" under CHARGES AND DEDUCTIONS). Amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment, as described under GUARANTEE PERIOD ACCOUNTS.

Any distribution is normally payable within seven days following the Company's receipt of the surrender or withdrawal request. The Company reserves the right to defer surrenders and withdrawals of amounts allocated to the Company's Fixed Account and Guarantee Period Accounts for a period not to exceed six months. The Company reserves the right to defer surrenders and withdrawals of amounts in each Sub-Account in any period during which:

    - trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays,

    -   the SEC has by order permitted such suspension, or

    - an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.

The surrender and withdrawal rights of Owners who are participants under
Section 403(b) plans or who are participants in the Texas Optional Retirement Program (Texas ORP) are restricted; see PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS "Tax-Sheltered Annuities" and "Texas Optional Retirement Program" under FEDERAL TAX CONSIDERATIONS.

For important tax consequences, which may result from surrender or withdrawals, see FEDERAL TAX CONSIDERATIONS.

For information about Withdrawals after the Annuity Date, see "WITHDRAWALS AFTER THE ANNUITY DATE" under ANNUITIZATION -- THE PAYOUT PHASE.

SYSTEMATIC WITHDRAWALS. The Owner may elect an automatic schedule of withdrawals (systematic withdrawals) from amounts in the Sub-Accounts and/or the Fixed Account on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually). Systematic withdrawals from Guarantee Period Accounts are not available. The Owner may request:

    - the withdrawal of a SPECIFIC DOLLAR AMOUNT and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account; or

    - the withdrawal of a SPECIFIC PERCENTAGE of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account.

The first withdrawal will take place on the latest of 16 days after the Issue Date, the date the written request is received at the Principal Office, or on a date specified by the Owner.

Systematic withdrawals will first be taken from amounts available as a "Withdrawal Without Surrender Charge" (see "SURRENDER CHARGE," "Withdrawal Without Surrender Charge" under CHARGES AND DEDUCTIONS); then from any applicable payments not subject to a surrender charge, if any; then from payments subject to a surrender charge; and last, from Payment Credits. Any applicable surrender charge will be deducted from the Contract's remaining Accumulated Value.

The minimum amount of each automatic withdrawal is $100 and, except under New York Contracts, the Accumulated Value immediately following the withdrawal may not be reduced to less than $1,000. If a withdrawal would cause the remaining Accumulated Value to be less than $1,000, systematic withdrawals may be discontinued. Systematic withdrawals will cease automatically on the Annuity Date. The Owner may change or terminate systematic withdrawals only by written request to the Principal Office.

LIFE EXPECTANCY DISTRIBUTIONS. (For Qualified Contracts and Contracts issued under Section 457 Deferred Compensation Plans only.) Each calendar year, prior to the Annuity Date, an Owner may take without surrender charge a series of systematic withdrawals from the Contract according to the Company's life expectancy distribution ("LED") option. The Owner must return a properly signed LED request form to the Principal Office. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.

If an Owner elects the Company's LED option, (based on the applicable IRS table), in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge based on the Owner's life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one). The denominator of the fraction will be either:

    - the remaining life expectancy of the Owner (or Owner and beneficiary), as determined annually by the Company; or

    -   the prior year's life expectancy, minus one.

The resulting fraction, expressed as a percentage, is then applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. The Owner may choose to have the applicable life expectancy redetermined each year or use the prior year's life expectancy, minus one. Under the Company's LED option, the amount withdrawn from the Contract changes each year.

The Owner may elect periodic LED distributions on a monthly, bi-monthly, quarterly, semi-annual, or annual basis. The Owner may terminate the LED option at any time. The LED option will terminate automatically on the maximum Annuity Date permitted under the Contract, at which time an annuity payout option must be selected.

The LED option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). The withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Contract and may be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see "TAXATION OF THE CONTRACT IN GENERAL" under FEDERAL TAX CONSIDERATIONS. IN ADDITION, IF THE AMOUNT NECESSARY TO MEET THE "SUBSTANTIALLY EQUAL PERIODIC PAYMENT" DEFINITION IS GREATER THAN THE COMPANY'S LED AMOUNT, A SURRENDER CHARGE MAY APPLY TO THE AMOUNT IN EXCESS OF THE LED AMOUNT.

SYSTEMATIC LEVEL FREE OF SURRENDER CHARGE WITHDRAWAL PROGRAM. In order to receive withdrawals without application of any surrender charge, the Owner may preauthorize level periodic withdrawals under the Systematic Level Free of Surrender Charge Withdrawal Program. Withdrawals under this program may be made on a monthly, bi-monthly, quarterly, semi-annual or annual basis. In order to ensure that no surrender charge is ever applied to withdrawals made under this program, the periodic withdrawals in any calendar year are limited to 15% of the total of all payments invested in the Contract as reduced by certain prior withdrawal(s) of payments. For more information on how this amount is calculated, see "SURRENDER CHARGE," "Withdrawal Without Surrender Charge" under CHARGES AND DEDUCTIONS.

The program will automatically terminate if a withdrawal that is not part of the program is made. Otherwise, withdrawals will continue until all available Accumulated Value has been exhausted or until the Owner terminates the program by written request.

DEATH BENEFIT

A death benefit is payable if the Owner or the first of either Joint Owner dies prior to the Annuity Date. If the Owner is a natural person, no death benefit is payable at the death of any Annuitant. If the Owner is not a natural person, a death benefit will be paid upon the death of any Annuitant. A spousal beneficiary may elect to continue the Contract rather than receive the death benefit as provided in "THE SPOUSE OF THE OWNER AS BENEFICIARY."

STANDARD DEATH BENEFIT. Unless an enhanced death benefit is elected at issue, the standard death benefit will be paid.

The standard death benefit under Contracts issued by Allmerica Financial Life Insurance and Annuity Company is equal to the greater of :

(a) the Contract's Accumulated Value on the Valuation Date that the Company receives both the death certificate and all necessary claim paperwork, increased by any positive Market Value Adjustment; and


(b) gross payments prior to the date of death, proportionately reduced to reflect withdrawals.

OPTIONAL ENHANCED DEATH BENEFIT RIDERS. When applying for the Contract, an Owner may elect one of the available optional Enhanced Death Benefit (EDB) Riders as long as the oldest Owner has not yet attained age 80 (a later age may apply to certain Riders as specified in APPENDIX B - OPTIONAL ENHANCED DEATH BENEFIT RIDERS). A separate charge for an EDB Rider is made against the Contract's Accumulated Value on the last day of each Contract month for the coverage provided during that month. The charge is made through a pro-rata reduction (based on relative values) of Accumulation Units in the Sub-Accounts and dollar amounts in the Fixed and Guarantee Period Accounts. For more information about the benefits available under each of the EDB Riders, see APPENDIX B - OPTIONAL ENHANCED DEATH BENEFIT RIDERS. For specific charges and more detail, see "OPTIONAL RIDER CHARGES" under CHARGES AND DEDUCTIONS.


PAYMENT OF THE DEATH BENEFIT PRIOR TO THE ANNUITY DATE. The death benefit generally will be paid to the beneficiary in one sum upon receipt of both the death certificate and all necessary claim paperwork at the Principal Office. Instead of payment in one sum, the beneficiary may, by written request, elect to:

(1) defer distribution of the death benefit for a period no more than five years from the date of death; or

(3) receive distributions over the life of the beneficiary or for a period certain not extending beyond the beneficiary's life expectancy, with annuity benefit payments beginning within one year from the date of death.

However, if the Owner has specified a death benefit annuity option, the death benefit will be paid out accordingly. Any death benefit annuity option specified by the Owner must comply with the requirements set forth in paragraph (2) above.


If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the DWS Money Market Sub-Account. The excess, if any, of the death benefit over the Accumulated Value also will be transferred to the DWS Money Market Sub-Account. The beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under (2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.

THE SPOUSE OF THE OWNER AS BENEFICIARY

If the sole beneficiary is the deceased Owner's spouse, he or she may, by written request, continue the Contract rather than receiving payment of the death benefit. The spouse will then become the Owner and Annuitant subject to the following:


(1) any value in the Guarantee Period Accounts will be transferred to the DWS Money Market Sub-Account; and

(2) the excess, if any, of the death benefit over the Contract's Accumulated Value also will be added to the DWS Money Market Sub-Account.


The resulting value will never be subject to a surrender charge when withdrawn. The new Owner may also make additional payments, but a surrender charge will apply to these additional amounts if they are withdrawn before they have been invested in the Contract for at least nine years. All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of the new Owner, if named as beneficiary, will not be entitled to continue the Contract when the new Owner dies.

OPTIONAL ENHANCED EARNINGS RIDER

An optional Enhanced Earnings Rider (EER) may have been elected at issue for a separate monthly charge (See "OPTIONAL RIDER CHARGES" under CHARGES AND DEDUCTIONS.) This Rider provides for additional amounts to be paid to the beneficiary under certain circumstances in the event that an Owner, or an Annuitant if the Owner is a nonnatural person, dies prior to the Annuity Date. For a discussion of the benefits and conditions of the Rider, see APPENDIX C - OPTIONAL ENHANCED EARNINGS RIDER.

ASSIGNMENT

The Contract, other than one sold in connection with certain qualified plans, may be assigned by the Owner at any time prior to the Annuity Date and prior to the death of an Owner (see FEDERAL TAX CONSIDERATIONS). The Company will not be deemed to have knowledge of an assignment unless it is made in writing on a Company approved form and filed at the Principal Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment.

                        ANNUITIZATION -- THE PAYOUT PHASE

Subject to certain restrictions discussed below, at annuitization the Owner has the right:

    - to select the annuity payout option under which annuity benefit payments are to be made;

    - to determine whether those payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. If a variable annuity payout option is selected, the Owner must choose an Annuity Benefit Payment Change Frequency (Change Frequency) and the date the first Change Frequency will occur;

    - to select one of the available Assumed Investment Returns (AIR) for a variable option (see VARIABLE ANNUITY BENEFIT PAYMENTS below for details); and

    - to elect to have the Death Benefit applied under any annuity payout option not extending beyond the beneficiary's life expectancy. The beneficiary may not change such an election.

ELECTING THE ANNUITY DATE

Generally, annuity benefit payments under the Contract will begin on the Annuity Date. The Annuity Date:


    -   may not be earlier than the second Contract Anniversary; and

    -   must occur before the Owner's 99th birthday.


If the Owner does not select an Annuity Date, the default Annuity Date will be
(a) one month before the Owner's 85th birthday (for Contracts issued prior to or on the Owner's 76th birthday) or (b) the Issue Date plus 10 years (for Contracts issued after the Owner's 76th birthday). In no event, however, will the default Annuity Date be later than the latest possible Annuity Date under the Contract.


If there are Joint Owners, the age of the OLDER Owner will determine the latest possible Annuity Date. In all other jurisdictions, the age of the YOUNGER Owner will determine the latest possible Annuity Date and the default Annuity Date. The Owner may elect to change the Annuity Date by sending a written request to the Principal Office at least one month before the earlier of the new Annuity Date or the currently scheduled date.


TAX CONSIDERATIONS RELATING TO THE ANNUITY DATE. If the Annuity Date under a non-qualified Contract is deferred until the Owner reaches an age that is significantly beyond the Owner's life expectancy, it is possible that the Contract will not be considered an annuity for federal tax purposes. In addition, the Internal Revenue Code ("the Code") and/or the terms of qualified plans may impose limitations on the age at which annuity benefit payments may commence and the type of annuity payout option that may be elected. The Owner should carefully review the selection of the Annuity Date with his/her tax adviser. See also FEDERAL TAX CONSIDERATIONS for further information.

CHOOSING THE ANNUITY PAYOUT OPTION

Regardless of how payments were allocated during the accumulation phase, the Owner may choose a variable annuity payout option, a fixed annuity payout option or a combination fixed and variable annuity payout option. Currently, all of the variable annuity payout options described below are available and may be funded through all of the variable Sub-Accounts. In addition, each of the variable annuity payout options is also available on a fixed basis. The Company may offer other annuity payout options.


The Owner may change the annuity payout option up to one month before the Annuity Date. If the Owner fails to choose an annuity payout option, monthly benefit payments will be made under a variable Life with Cash Back annuity payout option. The annuity payout option selected must result in an initial payment of at least $50 (a lower amount may be required in certain jurisdictions.) The Company reserves the right to increase this minimum amount. If the annuity payout option selected does not produce an initial payment which meets this minimum, a single payment may be made.

VARIABLE ANNUITY PAYOUT OPTIONS. If the Owner selects a variable annuity payout option, he/she will receive monthly payments equal to the value of the fixed number of Annuity Units in the chosen Sub-Account(s). The first variable annuity benefit payment will be based on the current annuity option rates made available by the Company at the time the variable annuity payout option is selected. Annuity option rates determine the dollar amount of the first payment for each $1,000 of applied value. The annuity option rates are based on the Annuity 2000 Mortality Table and a 3% AIR.

Since the value of an Annuity Unit in a Sub-Account reflects the investment performance of the Sub-Account, the amount of each monthly annuity benefit payment will usually vary. However, under this Contract, if the Owner elects a variable payout option, he or she must also select a monthly, quarterly, semi-annual or annual Change Frequency. The Change Frequency is the frequency that changes resulting from the Sub-Account's investment performance will be reflected in the dollar value of a variable annuity benefit payment. As such, the Change Frequency chosen will determine how frequently monthly variable annuity payments will vary. For example, if a monthly Change Frequency is in effect, payments may vary on a monthly basis. If a quarterly Change Frequency is selected, the amount of each monthly payment may change every three months and will be level within each three month cycle.

At the time the Change Frequency is elected, the Owner must also select the date the first change is to occur. This date may not be later than the length of the Change Frequency elected. For example, if a semi-annual Change Frequency is elected, the date of the first change may not be later than six months after the Annuity Date. If a quarterly Change Frequency is elected, the date of the first change may not be later than three months after the Annuity Date.

DESCRIPTION OF ANNUITY PAYOUT OPTIONS

The Company currently provides the following annuity payout options:

LIFE ANNUITY PAYOUT OPTION

    - SINGLE LIFE ANNUITY -- Monthly payments during the Annuitant's life. Payments cease with the last annuity benefit payment due prior to the Annuitant's death.

    - JOINT AND SURVIVOR ANNUITIES -- Monthly payments during the Annuitant's and Joint Annuitant's joint lifetimes. Upon the first death, payments will continue for the remaining lifetime of the survivor at a previously elected level of 100%, two-thirds or one-half of the total number of Annuity Units.

LIFE WITH PERIOD CERTAIN ANNUITY PAYOUT OPTION

    - SINGLE LIFE -- Monthly payments guaranteed for a specified number of years and continuing thereafter during the Annuitant's lifetime. If the Annuitant dies before all guaranteed payments have been made, the remaining payments continue to the Owner or the Beneficiary (whichever is applicable).

    - JOINT AND SURVIVOR ANNUITIES -- Monthly payments guaranteed for a specified number of years and continuing during the Annuitant's and Joint Annuitant's joint lifetimes. Upon the first death, payments continue for the survivor's remaining lifetime at the previously elected level of 100%, two-thirds or one-half of the Annuity Units. If the surviving Annuitant dies before all guaranteed payments have been made, the remaining payments continue to the Owner or the Beneficiary (whichever is applicable).

LIFE WITH CASH BACK ANNUITY PAYOUT OPTION

    - SINGLE LIFE -- Monthly payments during the Annuitant's life. Thereafter, any excess of the original applied Annuity Value, over the total amount of annuity benefit payments made and withdrawals taken, will be paid to the Owner or the Beneficiary (whichever is applicable).

    - JOINT AND SURVIVOR ANNUITIES -- Monthly payments during the Annuitant's and Joint Annuitant's joint lifetimes. At the first death, payments continue for the survivor's remaining lifetime at the previously elected level of 100%, two-thirds or one-half of the Annuity Units. Thereafter, any excess of the original applied Annuity Value, over the total amount of annuity benefit payments made and withdrawals taken, will be paid to the Owner or the Beneficiary (whichever is applicable).

PERIOD CERTAIN ANNUITY PAYOUT OPTION (PAYMENTS GUARANTEED FOR A SPECIFIC NUMBER OF YEARS)

Monthly annuity benefit payments for a chosen number of years ranging from five to thirty are paid. If the Annuitant dies before the end of the period, remaining payments will continue. The period certain option does not involve a life contingency. In the computation of the payments under this option, the charge for annuity rate guarantees, which includes a factor for mortality risks, is made.

VARIABLE ANNUITY BENEFIT PAYMENTS

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity payout option. The value of an Annuity Unit in each Sub-Account on its inception date was set at $1.00. The value of an Annuity Unit of a Sub-Account on any Valuation Date thereafter is equal to the value of the Annuity Unit on the immediately preceding Valuation Date multiplied by the product of:

(a)  a discount factor equivalent to the AIR and

(b) the Net Investment Factor of the Sub-Account funding the annuity benefit payments for the applicable Valuation Period.

Annuity benefit payments will increase from one payment date to the next if the annualized net rate of return during that period is greater than the AIR and will decrease if the annualized net rate of return is less than the AIR. Where permitted by law, the Owner may select an AIR of 3%, 5% or 7%. A higher AIR will result in a higher initial payment. However, subsequent payments will increase more slowly during periods when actual investment performance exceeds the AIR and will decrease more rapidly during periods when investment performance is less than the AIR. The election of an AIR that is significantly higher or lower than prevailing investment returns could affect the treatment of annuity payments under a Contract with regard to (i) compliance with the "substantially equal payment" exception to the penalty for withdrawals from a Contract prior to age 59 1/2, (ii) compliance with the minimum distribution requirements of the Code applicable to qualified Contracts, and/or (iii) compliance with the death benefit distribution requirements of the Code applicable to non-qualified Contracts. The Owner should carefully review the selection of the AIR with his/her tax adviser. See also FEDERAL TAX CONSIDERATIONS for further information.

DETERMINATION OF THE FIRST ANNUITY BENEFIT PAYMENT. The amount of the first periodic variable annuity benefit payment depends on the:

    -   annuity payout option chosen;

    -   length of the annuity payout option elected;

    -   age of the Annuitant;

    -   gender of the Annuitant (if applicable, see "NORRIS DECISION");

    -   value of the amount applied under the annuity payout option;

    - applicable annuity option rates based on the Annuity 2000 Mortality Table; and

    -   AIR selected.

The dollar amount of the first periodic annuity benefit payment is determined by multiplying

(1) the Accumulated Value applied under that option after application of any Market Value Adjustment and less premium tax, if any, (or the amount of the death benefit, if applicable) divided by $1,000, by


(2)  the applicable amount of the first monthly payment per $1,000 of value.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is then divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. The number of Annuity Units remains fixed under all annuity payout options (except for the survivor annuity benefit payment under the joint and two-thirds or joint and one-half option) unless the Owner transfers among Sub-Accounts, makes a withdrawal, or units are split.


DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. For each subsequent payment, the dollar amount of the variable annuity benefit payment is determined by multiplying this fixed number of Annuity Units by the value of an Annuity Unit on the applicable Valuation Date. The dollar amount of each periodic variable annuity benefit payment after the first will vary with subsequent variations in the value of the Annuity Unit of the selected Sub-Account(s).

For an illustration of the calculation of a variable annuity benefit payment using a hypothetical example, see "Annuity Benefit Payments" in the SAI.

PAYMENT OF ANNUITY BENEFIT PAYMENTS. The Owner will receive the annuity benefit payments unless he/she requests in writing that payments be made to another person, persons, or entity. If the Owner (or, if there are Joint Owners, the surviving Joint Owner) dies on or after the Annuity Date, the beneficiary will become the Owner of the Contract. Any remaining annuity benefit payments will continue to the beneficiary in accordance with the terms of the annuity benefit payment option selected. If there are Joint Owners on or after the Annuity Date, upon the first Owner's death, any remaining annuity benefit payments will continue to the surviving Joint Owner in accordance with the terms of the annuity benefit payment option selected.

If an Annuitant dies on or after the Annuity Date but before all guaranteed annuity benefit payments have been made, any remaining guaranteed payments will continue to be paid to the Owner or the payee designated by the Owner. Unless otherwise indicated by the Owner, the present value of any remaining guaranteed annuity benefit payments may be paid in a single sum to the Owner. For discussion of present value calculation, see "Calculation of Present Value" below.

TRANSFERS OF ANNUITY UNITS

After the Annuity Date and prior to the death of the Annuitant, the Owner may transfer among the available Sub-Accounts upon written or telephone request to the Company. Transfers will be subject to the same Disruptive Trading restrictions discussed under DESCRIPTION OF THE CONTRACT - THE ACCUMULATION PHASE. A designated number of Annuity Units equal to the dollar amount of the transfer requested will be exchanged for an equivalent dollar amount of Annuity Units of another Sub-Account. Transfer values will be based on the Annuity Value next computed after receipt of the transfer request.

Currently, the Company does not charge for transfers. The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. For each subsequent transfer in a Contract year, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing transfers. As of the date of this Prospectus, transfers may be made to all of the Sub-Accounts; however, the Company reserves the right to limit the number of Sub-Accounts to which transfers may be made.

Automatic Rebalancing (AAR) is available during the annuitization phase subject to the same rules described in "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.

WITHDRAWALS AFTER THE ANNUITY DATE

WITHDRAWALS AFTER THE ANNUITY DATE FROM QUALIFIED AND NON-QUALIFIED CONTRACTS MAY HAVE ADVERSE TAX CONSEQUENCES. BEFORE MAKING A WITHDRAWAL, PLEASE CONSULT YOUR TAX ADVISOR AND SEE "PARTIAL WITHDRAWALS AFTER ANNUITIZATION" UNDER "TAXATION OF THE CONTRACT" IN THE FEDERAL TAX CONSIDERATIONS SECTION.


After the Annuity Date and prior to the death of the Annuitant, the Owner may take withdrawals from the Contract. The Owner must submit to the Principal Office a signed, written request indicating the desired dollar amount of the withdrawal. The minimum amount of a withdrawal is $1,000. If the amount requested is greater than the maximum amount that may be withdrawn at that time, the Company will allow the withdrawal only up to the maximum amount.


The type of withdrawal and the number of withdrawals that may be made each calendar year depend upon whether the Owner annuitizes under an annuity payout option with payments based on the life of one or more Annuitants with no guaranteed payments (a "Life" annuity payout option), under a life annuity payout option that in part provides for a guaranteed number of payments (a "Life With Period Certain" or "Life With Cash Back" annuity payout option), or an annuity payout option based on a guaranteed number of payments (a "Period Certain" annuity payout option).

The amount of each Payment Withdrawal or Present Value Withdrawal represents a portion of the present value of the remaining annuity benefit payments or remaining guaranteed annuity benefit payments, respectively, and proportionately reduces the number of Annuity Units (under a variable annuity payout option) or dollar amount (under a fixed annuity payout option) applied to future annuity benefit payments. Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity benefit payments. See Calculation of Proportionate Reduction, below. The present value is calculated with a discount rate that will include an additional charge if a withdrawal is taken within 5 years of the Issue Date. See "Calculation of Present Value," below.


PAYMENT WITHDRAWALS UNDER LIFE ANNUITY PAYOUT OPTIONS


The Owner may make one Payment Withdrawal in each calendar year. A Payment Withdrawal cannot exceed the previous monthly annuity benefit payment multiplied by ten (10). The amount of each Payment Withdrawal represents a percentage of the present value of the remaining annuity benefit payments.


PAYMENT AND PRESENT VALUE WITHDRAWALS UNDER LIFE WITH PERIOD CERTAIN OR LIFE WITH CASH BACK ANNUITY PAYOUT OPTIONS


The Owner may make one Payment Withdrawal in each calendar year. A Payment Withdrawal cannot exceed the previous monthly annuity benefit payment multiplied by ten (10). The amount of each Payment Withdrawal represents a percentage of the present value of the remaining annuity benefit payments.

The Owner may make one Present Value Withdrawal in each calendar year, if there are remaining GUARANTEED annuity benefit payments. The amount of each Present Value Withdrawal represents a percentage of the present value of the remaining guaranteed annuity benefit payments. Each year a Present Value Withdrawal is taken, the Company records the percentage of the present value of the then remaining guaranteed annuity benefit payments that was withdrawn. The total percentage withdrawn over the life of the Contract cannot exceed 75%. This means that each Present Value Withdrawal is limited by the REMAINING AVAILABLE PERCENTAGE (For example, assume that in year three the Owner withdraws 15% of the then current present value of the remaining guaranteed annuity benefit payments. In year seven, the Owner withdraws 20% of the then current present value of the remaining guaranteed annuity benefit payments. Through year seven the total percentage withdrawn is 35%. After year seven, the Owner may make Present Value Withdrawal(s) of up to 40% (75% - 35%) of the present value of any remaining guaranteed annuity benefit payments). If the Annuitant is still living after the guaranteed annuity benefit payments have been made, the number of Annuity Units or dollar amount applied to future annuity benefit payments will be restored as if no Present Value Withdrawal(s) had taken place. See "Calculation of Proportionate Reduction -- Present Value Withdrawals," below.

PRESENT VALUE WITHDRAWALS UNDER PERIOD CERTAIN ANNUITY PAYOUT OPTIONS

The Owner may make multiple Present Value Withdrawals in each calendar year, up to 100% of the present value of the guaranteed annuity benefit payments. Withdrawal of 100% of the present value of the guaranteed annuity benefit payments will result in termination of the Contract.

CALCULATION OF PROPORTIONATE REDUCTION. Each Payment Withdrawal proportionately reduces the number of Annuity Units applied to each future variable annuity benefit payment or the dollar amount applied to each future fixed annuity benefit payment. Each Present Value Withdrawal proportionately reduces the number of Annuity Units applied to each future GUARANTEED variable annuity benefit payment or the dollar amount applied to each future GUARANTEED fixed annuity benefit payment. Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity benefit payments.


- PAYMENT WITHDRAWALS. Payment Withdrawals are available under Life, Life with Period Certain, or Life with Cash Back annuity payout options. The Owner may make one Payment Withdrawal in each calendar year.


   Under a variable annuity payout option, the proportionate reduction in Annuity Units is calculated by multiplying the number of Annuity Units in each future variable annuity benefit payment (determined immediately prior to the withdrawal) by the following fraction:

                       Amount of the variable withdrawal
          -----------------------------------------------------------
            Present value of all remaining variable annuity benefit
                 payments immediately prior to the withdrawal

   Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity benefit payments.

   If a withdrawal is taken within 5 years of the Issue Date, the discount rate used to calculate the present value will include an additional charge. See "Calculation of Present Value," below.


- PRESENT VALUE WITHDRAWALS. Present Value Withdrawals are available under a Period Certain annuity payout option. Under this option the Owner may make multiple Present Value Withdrawals in each calendar year. In addition, if a Life with Period Certain or Life with Cash Back annuity payout option is elected, the Owner may make one Present Value Withdrawal in each calendar year, if there are remaining guaranteed annuity benefit payments.


   Under a variable annuity payout option, the proportionate reduction in Annuity Units is calculated by multiplying the number of Annuity Units in each future variable guaranteed annuity benefit payment (determined immediately prior to the withdrawal) by the following fraction:

                       Amount of the variable withdrawal
           ---------------------------------------------------------
            Present value of remaining guaranteed variable annuity
             benefit payments immediately prior to the withdrawal

   Under a fixed annuity payout option, the proportionate reduction is calculated by multiplying the dollar amount of each future fixed annuity benefit payment by a similar fraction, which is based on the amount of the fixed withdrawal and present value of remaining guaranteed fixed annuity benefit payments.

   Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower variable annuity benefit payments with respect to the guaranteed payments. Under a fixed annuity payout option, the proportionate reduction will result in lower fixed annuity benefit payments with respect to the guaranteed payments. However, under a Life with Period Certain annuity payout option or Life with Cash Back annuity payout option, if the Annuitant is still living after the guaranteed number of annuity benefit payments has been made, the number of Annuity Units or dollar amount of future annuity benefit payments will be restored as if no Present Value Withdrawal(s) had taken place.

   If a withdrawal is taken within 5 years of the Issue Date, the discount rate used to calculate the present value will include an additional charge. See "Calculation of Present Value," below.


CALCULATION OF PRESENT VALUE. When a withdrawal is taken, the present value of future annuity benefit payments is calculated based on an assumed mortality table and a discount rate. The mortality table that is used will be equal to the mortality table used at the time of annuitization to determine the annuity benefit payments (currently the Annuity 2000 Mortality Table with male, female, or unisex rates, as appropriate). The discount rate is the AIR (for a variable annuity payout option) or the interest rate (for a fixed annuity payout option) that was used at the time of annuitization to determine the annuity benefit payments. If a withdrawal is made within 5 years of the Issue Date, the discount rate is increased by a "Withdrawal Adjustment Charge." The charge will range from 2% to 1% based on the following:


     -    15 or more years of annuity benefit payments being valued :            1.00%
     -    10-14 years of annuity benefit payments being valued:                  1.50%
     -    Less than 10 years of annuity benefit payments being valued:           2.00%

The Withdrawal Adjustment Charge does not apply if a withdrawal is made in connection with the death of an Annuitant or if a withdrawal is made 5 or more years after the Issue Date.

For each Payment Withdrawal, the number of years of annuity benefit payments being valued depends upon the life expectancy of the Annuitant at the time of the withdrawal. The life expectancy will be determined by a mortality table that will be equal to the mortality table used at the time of annuitization to determine the annuity benefit payments (currently the Annuity 2000 Mortality Table).

Because the impact of the Withdrawal Adjustment Charge will depend on the type of withdrawal taken, you should carefully consider the following before making a withdrawal (especially if you are making the withdrawal under a Life with Period Certain or Life with Cash Back annuity payout option):

    - For a Payment Withdrawal, the present value calculation (including any applicable adjustments) affects the proportionate reduction of the remaining number of Annuity Units (under a variable annuity payout option) or dollar amount (under a fixed annuity payout option), applied to each future annuity benefit payment, as explained in "Calculation of Proportionate Reduction -- Payment Withdrawals," above. If a Withdrawal Adjustment Charge applies, there will be a larger proportionate reduction in the number of Annuity Units or the dollar amount applied to each future annuity benefit payment. This will result in lower future annuity benefit payments, all other things being equal.

    - For a Present Value Withdrawal, the discount factor is used in determining the maximum amount that can be withdrawn under the present value calculation. If a Withdrawal Adjustment Charge applies, the discount factor will be higher, and the maximum amount that can be withdrawn will be lower. In addition, there will be a larger proportionate reduction in the number of Annuity Units or the dollar amount applied to each future guaranteed annuity benefit payment. This will result in lower future annuity benefit payments with respect to the guaranteed payments, all other things being equal. See "Calculation of Proportionate Reduction -- Present Value Withdrawals," above.

For examples comparing a Payment Withdrawal and a Present Value Withdrawal, see APPENDIX F--EXAMPLES OF PRESENT VALUE WITHDRAWALS AND PAYMENT WITHDRAWALS.

DEFERRAL OF WITHDRAWALS. A withdrawal is normally payable within seven days following the Company's receipt of the withdrawal request. However, the Company reserves the right to defer withdrawals of amounts in each Sub-Account in any period during which:

    - trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays;

    -   the SEC has by order permitted such suspension; or

    - an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.

The Company reserves the right to defer withdrawals of amounts allocated to the Company's General Account for a period not to exceed six months.

REVERSAL OF ANNUITIZATION

The Owner may reverse the decision to annuitize by written request to the Company within 90 days of the Annuity Date. Upon receipt of such request, the Company will return the Contract to the Accumulation Phase, subject to the following:

(1) The value applied under a fixed annuity payout option at the time of annuitization will be treated as if it had been invested in the Fixed Account of the Contract on that same date. (For Owners who elected the M-GAP Rider prior to its discontinuance on January 31, 2002 (see "DISCONTINUATION OF THE OPTIONAL M-GAP RIDER" in the SAI) and who exercise their rights under that Rider at annuitization, the value applied to the Fixed Account upon reversal of annuitization will not include any excess value of the M-GAP Benefit Base over the Annuity Value.)

(2) The Sub-Account allocations that were in effect at the time of annuitization will first be used for calculating the reversal. Any transfers between variable Sub-Accounts during the Annuity Payout phase will then be treated as transfers during the Accumulation Phase. As a result, the Contract's Accumulated Value after the reversal will reflect the same Sub-Account allocations that were in effect immediately prior to the reversal.

(3) Any annuity benefit payments paid and any withdrawals taken during the Annuity Payout phase will be treated as a withdrawal of the Surrender Value in the Accumulation Phase, as of the date of the payment or withdrawal. Surrender charges may apply to these withdrawals and there may be adverse tax consequences. (The IRS has generally recognized the rescission of sales or other transactions resulting in the receipt of taxable payments as effective retroactively only if all of the following events have taken place within a single taxable year: the initial transaction, the receipt of all taxable payments, the rescission of the transaction and the repayment of all the amounts received.) The Owner should carefully review the tax considerations applicable to a reversal of annuitization with his/her tax adviser before taking such action. See also FEDERAL TAX CONSIDERATIONS for further information.

If the Company learns of the Owner's decision to reverse annuitization after the latest possible Annuity Date permitted under the Contract, the Company will contact the Owner. The Owner must then immediately select an annuity payout option (either the original annuity payout option or a different annuity payout option). If the Owner does not select an annuity payout option, payments will begin under a variable Life with Cash Back annuity payout option.

NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity payout options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on unisex rates.

                             CHARGES AND DEDUCTIONS

Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. The Company uses a portion of the mortality and expense risk charge and the surrender charge described below to recover expenses associated with the Payment Credit. Even though the Payment Credit is credited during the accumulation phase only, the mortality and expense risk charge applies during both the accumulation phase and the annuity payout phase. The Company expects to make a profit from the charges it makes to recover the expenses of the Payment Credit. Other deductions and expenses paid out of the assets of the Underlying Portfolios are described in the prospectuses and SAIs of the Underlying Portfolios.

VARIABLE ACCOUNT DEDUCTIONS


MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a charge against the assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. The charge is imposed during both the accumulation phase and the annuity payout phase. The mortality risk arises from the Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity payout option selected), no matter how long the Annuitant lives and no matter how long all Annuitants as a class live. The mortality charge is deducted during the annuity payout phase on all Contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.


If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses, and to partially recover the expenses associated with the Payment Credit.

This charge may not be increased. Since mortality and expense risks involve future contingencies that are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each.

ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily Administrative Expense Charge at an annual rate of 0.15% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation phase and the annuity payout phase. The daily Administrative Expense Charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account. There is no direct relationship, however, between the amount of administrative expenses imposed on a given Contract and the amount of expenses actually attributable to that Contract.

Deductions for the Contract fee (described below under "CONTRACT FEE") and for the Administrative Expense Charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

OTHER CHARGES. Because the Sub-Accounts purchase shares of the Underlying Portfolios, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Portfolios. Management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Portfolios. The prospectuses and SAIs of the Underlying Portfolios contain additional information concerning expenses of the Underlying Portfolios and should be read in conjunction with this Prospectus.

The prospectuses and SAIs for the Underlying Portfolios also contain additional information concerning expenses of the Underlying Portfolios and should be read in conjunction with this Prospectus.

CONTRACT FEE

A $35 Contract fee (a lower fee may apply in some states) currently is deducted during the accumulation phase, on the Contract anniversary date and upon full surrender of the Contract, if the Accumulated Value on any of these dates is less than $75,000. The Contract fee is currently waived for Contracts issued to and maintained by the trustee of a 401(k) plan. The Company reserves the right to impose a Contract Fee up to $35 on Contracts issued to 401(k) plans but only with respect to Contracts issued after the date the waiver is no longer available.

Where amounts have been allocated to more than one investment option, a percentage of the total Contract fee will be deducted from the value in each. The portion of the charge deducted from each investment option will be equal to the percentage that the value in that option bears to the Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the portion of the charge deducted from that Sub-Account.

Where permitted by law, the Contract fee also may be waived for Contracts where, on the issue date, either the Owner or the Annuitant is within the following class of individuals:

1. employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract;

2. employees of the Company, its affiliates and subsidiaries, officers, directors, trustees and employees of any of the Underlying Portfolios;

3.   investment managers or sub-advisers of the Underlying Portfolios; and

4. the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents.

OPTIONAL RIDER CHARGES

Subject to state availability, the Company offers a number of riders that are only available if elected by the Owner at issue. A separate monthly charge is made for each Rider through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts. The pro-rata reduction is based on the relative value that the Accumulation Units of the Sub-Accounts, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value.

CHARGE FOR THE ENHANCED DEATH BENEFIT (EDB) RIDERS: The applicable charge for each of the following Riders is assessed on the Accumulated Value on the last day of each Contract month, multiplied by 1/12th of the following annual percentage rates:

     1.  Annual Step-Up EDB Rider (Form 3309-02)*                                            0.25%
     2.  Annual Step-Up with 5% Roll-Up EDB Rider (Form 3311-02* or Form 3305-01.1           0.35%
         - ONLY AVAILABLE  IN TEXAS)
     3.  10% Breakthrough with 5% Roll-Up EDB Rider (Form 3317-02)*                          0.40%
     4.  Annual Step-Up with 7% Roll-Up EDB Rider (Form 3313-02)*                            0.50%
     5.  Annual Step-Up EDB Rider (Form 3265-99):                                            0.15%
     6.  7% Roll-Up EDB Rider (Form 3266-99 or Form 3303-01)                                 0.30%
     7.  Annual Step-Up with 7% Roll-Up EDB Rider (Form 3264-99 or Form 3304-01)             0.35%

*Total rider charges will be reduced by 0.05% if both this Enhanced Death
 Benefit Rider and the Enhanced Earnings Rider are in effect simultaneously.

CHARGE FOR THE ENHANCED EARNINGS RIDER (EER): The Company will assess a monthly rider charge for the EER, which will be deducted Pro Rata on the last day of each Contract month prior to the Annuity Date. The monthly rider charge will be equal to 1/12th of 0.30% of the Accumulated Value on that date. If the EER is in effect simultaneously with one of the referenced Enhanced Death Benefit Riders (see table above), the total aggregate charge for the Riders will be reduced by 0.05%.

For a description of the Riders, see APPENDIX B - OPTIONAL ENHANCED DEATH BENEFIT RIDERS and APPENDIX C - OPTIONAL ENHANCED EARNINGS RIDER.

CHARGE FOR DISCONTINUED MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDERS: If you elected one of the M-GAP Riders prior to their discontinuance on January 31, 2002, the following charges apply:

        Minimum Guaranteed Annuity Payout (M-GAP) Rider with a 15-year waiting period       0.20%
        Minimum Guaranteed Annuity Payout (M-GAP) Rider with a 10- year waiting period      0.35%

For more information about the M-GAP Rider see "DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the SAI.

PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%. The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

1. if the premium tax was paid by the Company when payments were received, the premium tax charge may be deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for a Contract at the time payments are received); or

2.   the premium tax charge is deducted when annuity benefit payments begin.

In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law.

If no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contract's Accumulated Value at the time such determination is made.

SURRENDER CHARGE

No charge for sales expense is deducted from payments at the time the payments are made. A surrender charge, however, may be deducted from the Accumulated Value in the case of surrender or withdrawal within certain time limits described below. The Company uses a portion of the surrender charge to recover expenses associated with the Payment Credit.

CALCULATION OF SURRENDER CHARGE. For purposes of determining the surrender charge, the Accumulated Value is divided into four categories:

    - The amount available under the Withdrawal Without Surrender Charge provision, described below;

    - Old Payments - total payments invested in the Contract for more than nine years;

    - New Payments -- payments received by the Company during the nine years preceding the date of the surrender or withdrawal; and

    -   Payment Credits.

Amounts available as a Withdrawal Without Surrender Charge, followed by Old Payments, may be withdrawn from the Contract at any time without the imposition of a surrender charge. However, if a withdrawal or surrender is attributable all or in part to New Payments, a surrender charge may be imposed.

The amount of the charge will depend upon the number of years that any New Payments to which the withdrawal is attributed have remained credited under the Contract. For the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See FEDERAL TAX CONSIDERATIONS for a discussion of how withdrawals are treated for income tax purposes.)

The following surrender charge table outlines these charges:

                                COMPLETE YEARS FROM
                                  DATE OF PAYMENT            CHARGE
                                  ---------------            ------
                                    Less than 4                 8.5%
                                    Less than 5                 7.5%
                                    Less than 6                 6.5%
                                    Less than 7                 5.5%
                                    Less than 8                 3.5%
                                    Less than 9                 1.5%
                                     Thereafter                   0

The amount withdrawn equals the amount requested by the Owner plus the surrender charge, if any. The charge is applied as a percentage of the New Payments withdrawn.

The total charge equals the aggregate of all applicable surrender charges for a surrender and withdrawals, including the Withdrawal Adjustment Charge that may apply if a withdrawal is taken during the Annuity Payout phase (see "WITHDRAWALS AFTER THE ANNUITY DATE" under ANNUITIZATION -- THE PAYOUT PHASE). In no event will the total surrender and withdrawal charges exceed a maximum limit of 8.5% of total gross New Payments.

WITHDRAWAL WITHOUT SURRENDER CHARGE: Each calendar year prior to the Annuity Date, an Owner may withdraw a portion of the Contract's Surrender Value without any applicable surrender charge ("Withdrawal Without Surrender Charge Amount" or "WWSC amount"). The WWSC amount is equal to the greater of A or B where:

          A is earnings at the time of withdrawal excluding Payment Credits and

          B is 15% times (X less Y)* less Z where:

                  X is the total gross payments made to the contract

                  Y is any previous withdrawals that exceed the WWSC amount

                  Z is any previous WWSC amount withdrawn in the same CALENDAR year

                  *In the contract, X less Y is referred to as the Gross Payment Base

To illustrate how this works assume the following:

-    The issue date is February 1, 2000.

-    The initial payment to the contract is $100,000.

-    No subsequent payments are made to the contract.

THE OWNER MAKES THE FOLLOWING WITHDRAWALS:

                                  CONTRACT YEAR IN  EARNINGS AT THE
                      DATE OF     WHICH WITHDRAWAL      TIME OF       AMOUNT OF
                    WITHDRAWAL          MADE          WITHDRAWAL     WITHDRAWAL
   Withdrawal #1   April 1, 2000         1st        $         2,000  $     8,000
   Withdrawal #2  August 1, 2000         1st        $         3,680  $     8,000
   Withdrawal #3   April 1, 2001         2nd        $         7,414  $    15,000
   Withdrawal #4  August 1, 2001         2nd        $         3,404  $     2,000

WITHDRAWAL #1

First, determine the WWSC amount available at the time of the withdrawal:

          A is $2,000

          B is 15% times (X less Y) less Z where:

                  X is $100,000

                  Y is $0 (no previous withdrawals made)

                  Z is $0 (no withdrawal in same CALENDAR year made)

                  15% times ($100,000 less $0) less $0  =

                  15% times ($100,000) less $0 =

                  $15,000 less $0 = $15,000

The greater of A or B is $15,000. This is the available WWSC amount at the time of Withdrawal #1.

Second, compare the amount withdrawn to the available WWSC amount:

                  Withdrawal #1 of $8,000 is less than the WWSC amount of $15,000. Thus, it is not subject to surrender charges.

WITHDRAWAL #2

First, determine the WWSC amount available at the time of the withdrawal:

          A is $3,680

          B is 15% times (X less Y) less Z where:

                  X is $100,000

                  Y is $0 (Withdrawal #1, did not exceed the WWSC amount)

                  Z is $8,000 (Withdrawal #1 made in the same CALENDAR year)

                  15% times ($100,000 less $0) less $8,000 =

                  15% times ($100,000) less $8,000 =

                  $15,000 less $8,000 = $7,000

The greater of A or B is $7,000. This is the available WWSC amount at the time of Withdrawal #2.

Second, compare the amount withdrawn to the available WWSC amount:

          Withdrawal #2 of $8,000 exceeds the available WWSC amount of $7,000. Only $7,000 of

          Withdrawal #2 is part of the WWSC amount and $1,000 exceeds the WWSC amount.

WITHDRAWAL #3

First, determine the WWSC amount available at the time of the withdrawal:

          A is $7,414

          B is 15% times (X less Y) less Z where:

                  X is $100,000

                  Y is $1,000 ($1,000 of Withdrawal #2 exceeded the WWSC amount)

                  Z is $0  (This is the first withdrawal of this CALENDAR year)

                  15% times ($100,000 less $1,000) less $0 =

                  15% times ($99,000) less $0 =

                  $14,850 less $0 = $14,850

The greater of A or B is $14,850. This is the available WWSC amount at the time of Withdrawal #3.

Second, compare the amount withdrawn to the available WWSC amount:

          Withdrawal #3 of $15,000 exceeds the available WWSC amount of $14,850. Only $14,850 of

          Withdrawal #3 is part of the WWSC amount and $150.00 exceeds the WWSC amount.

WITHDRAWAL #4

First, determine the WWSC amount available at the time of the withdrawal:

          A is $3,404

          B is 15% times (X less Y) less Z where:

                  X is $100,000

                  Y is $1,150 ($1,000 of Withdrawal #2 and $150 of Withdrawal #3 exceeded the WWSC amount)

                  Z is $9,900 (Withdrawal #3 was made in the same CALENDAR year. $9,900 of the total withdrawal of 15,000 was a withdrawal of the WWSC amount.)

                  15% times ($100,000 less $6,100) less $9,900 =

                  15% times ($93,900) less $9,900 =

                  $14,085 less $9,900 = $4,185

The greater of A or B is $4,185. This is the available WWSC amount at the time of Withdrawal #4.

Second, compare the amount withdrawn to the available WWSC amount:

          Withdrawal #4 of $2,000 is less than the available WWSC amount of $4,185. Thus it, is not subject to surrender charges.

IF YOU NEVER MAKE A WITHDRAWAL IN ANY CALENDAR YEAR THAT EXCEEDS THE WWSC AMOUNT, THEN THE MAXIMUM AVAILABLE WWSC AMOUNT EACH CALENDAR YEAR WILL NEVER BE LESS THAN 15% TIMES THE GROSS PAYMENTS MADE TO THE CONTRACT.

EFFECT OF WITHDRAWAL WITHOUT SURRENDER CHARGE AMOUNT. When a withdrawal is taken, the Company initially determines the Withdrawal Without Surrender Charge Amount in the following order:

     - The Company first deducts the Withdrawal Without Surrender Charge Amount from Cumulative Earnings.

     - If the Withdrawal Without Surrender Charge Amount exceeds cumulative earnings, the Company will deem the excess to be withdrawn from New Payments on a last-in-first-out (LIFO) basis, so that the newest New Payments are withdrawn first. This results in those New Payments, which are otherwise subject to the highest surrender charge at that point in time, being withdrawn first without a surrender charge.

     - If more than one withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Withdrawal Without Surrender Charge Amount has been withdrawn.

After the entire Withdrawal Without Surrender Charge Amount available in a calendar year has been withdrawn, for the purposes of determining the amount of the surrender charge, if any, withdrawals will be deemed to be taken in the following order:

1.   First from Old Payments

     - The surrender charge table is applicable, but because Old Payments have been invested in the Contract for more than 9 years, the surrender charge is 0%.

 2.  Second from New Payments

     -    The surrender charge table is applicable.

     -    Payments are now withdrawn from this category on a first-in-first-out
          (FIFO) basis, so that the oldest New Payments are now withdrawn first. This results in the withdrawal of New Payments with the lowest surrender charge first.

 3.  Third from Payment Credits.

     - The surrender charge table is not applicable to the withdrawal of Payment Credits.

For Qualified Contracts and Contracts issued under Section 457 Deferred Compensation Plans only, the maximum amount available without a surrender charge during any calendar year will be the greatest of (a), (b) and (c) where (a) and
(b) are the same as above and (c) is the amount available as a Life Expectancy Distribution less any Withdrawal Without Surrender Charge taken during the same calendar year. (see "Life Expectancy Distributions" under DESCRIPTION OF THE CONTACT -- THE ACCUMULATION PHASE.

For further information on surrender and withdrawals, including minimum limits on amount withdrawn and amount remaining under the Contract in the case of withdrawals, and important tax considerations, see "SURRENDER AND WITHDRAWALS" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE and see FEDERAL TAX CONSIDERATIONS.

WAIVER OF SURRENDER CHARGE(S) AND ADDITIONAL AMOUNTS CREDITED

PHYSICAL DISABILITY OR ADMISSION TO MEDICAL CARE FACILITY. Where permitted by law, the Company will waive the surrender charge in the event that the Owner (or the Annuitant, if the Owner is not an individual) becomes physically disabled after the Issue Date of the Contract (or in the event that the original Owner or Annuitant has changed since issue, after being named Owner or Annuitant) and before attaining age 65. The Company may require proof of such disability and continuing disability and reserves the right to obtain an examination by a licensed physician of its choice and at its expense.

In addition, the Company will waive the surrender charge in the event that an Owner (or the Annuitant, if the Owner is not an individual) is:

(1) admitted to a medical care facility after becoming the Owner or Annuitant under the Contract and remains confined there until the later of one year after the Issue Date or 90 consecutive days; or

(2) first diagnosed by a licensed physician as having a fatal illness after the Issue Date of the Contract and after being named Owner or Annuitant.

For purposes of the above provision, "medical care facility" means any state-licensed facility or, in a state that does not require licensing, a facility that is operating pursuant to state law, providing medically necessary inpatient care which is prescribed by a licensed "physician" in writing and based on physical limitations which prohibit daily living in a non-institutional setting. "Fatal illness" means a condition diagnosed by a licensed "physician" which is expected to result in death within two years of the diagnosis. "Physician" means a person (other than the Owner, Annuitant or a member of one of their families) who is state licensed to give medical care or treatment and is acting within the scope of that license. "Physically disabled" means that the Owner or Annuitant, as applicable, has been unable to engage in an occupation or to conduct daily activities for a period of at least 12 consecutive months as a result of disease or bodily injury.

Where surrender charges have been waived under any of the situations discussed above, no additional payments under this Contract will be accepted unless required by state law.

OTHER REDUCTIONS OR ELIMINATIONS OF SURRENDER CHARGES. From time to time the Company may allow a reduction in or elimination of the surrender charges, the period during which the charges apply, or both, and/or credit additional amounts on Contracts, when Contracts are sold to individuals or groups of individuals in a manner that reduces sales expenses. The Company will consider factors such as the following:

    - the size and type of group or class, and the persistency expected from that group or class;

    - the total amount of payments to be received, and the manner in which payments are remitted;

    - the purpose for which the Contracts are being purchased, and whether that purpose makes it likely that costs and expenses will be reduced;

    -   other transactions where sales expenses are likely to be reduced; or

    - the level of commissions paid to selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class (for example, broker-dealers who offer this Contract in connection with financial planning services offered on a fee-for-service basis).

The Company also may reduce or waive the surrender charge, and/or credit additional amounts on Contracts, where either the Owner or the Annuitant on the Issue Date is within the following class of individuals (eligible persons):

    - employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract;

    - employees of the Company, its affiliates and subsidiaries; officers, directors, trustees and employees of any of the Underlying Portfolios;

    -   investment managers or sub-advisers of the Underlying Portfolios; and

    - the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents, and grandparents.

In addition, if permitted under state law, surrender charge will be waived under 403(b) Contracts where the amount withdrawn is being contributed to a life policy issued by the Company as part of the individual's 403(b) plan.

Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Contract on a terminating employee, the trustee will be permitted to reallocate all or a part of the Accumulated Value under the Contract to other Contracts issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the Valuation Date on which a written, signed request is received at the Principal Office.

Any reduction or elimination in the amount or duration of the surrender charge will not discriminate unfairly among purchasers of this Contract. The Company will not make any changes to this charge where prohibited by law.

TRANSFER CHARGE

The Company currently does not assess a charge for processing transfers. The Company guarantees that the first 12 transfers in a Contract year will be free of a transfer charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract year to reimburse it for the expense of processing transfers. For more information, see "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE and "TRANSFERS OF ANNUITY UNITS" under ANNUITIZATION -- THE PAYOUT PHASE.

WITHDRAWAL ADJUSTMENT CHARGE

After the Annuity Date, each calendar year the Owner may withdraw a portion of the present value of either all future annuity benefit payments or future guaranteed annuity benefit payments. If a withdrawal is made within 5 years of the Issue Date, the AIR or interest rate used to determine the annuity benefit payments is increased by one of the following adjustments:

        15 or more years of annuity benefit payments being valued :                        1.00%
        10-14 years of annuity benefit payments being valued:           (1.00% in N.Y.)    1.50%
        Less than 10 years of annuity benefit payments being valued:    (1.00% in N.Y.)    2.00%

The adjustment to the AIR or interest rate used to determine the present value results in lower future annuity benefit payments, and may be viewed as a charge under the Contract. The Withdrawal Adjustment Charge does not apply if a withdrawal is made in connection with the death of an Annuitant or if a withdrawal is made 5 or more years after the Issue Date.

For more information see "WITHDRAWALS AFTER THE ANNUITY DATE," under ANNUITIZATION -- THE PAYOUT PHASE.

                            GUARANTEE PERIOD ACCOUNTS

Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts and the Company's Fixed Account are not registered as an investment company under the provisions of the 1933 Act or the 1940 Act. Accordingly, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Guarantee Period Accounts or the Fixed Account. Nevertheless, disclosures regarding the Guarantee Period Accounts and the Fixed Account of this Contract or any fixed benefits offered under these accounts may be subject to the provisions of the 1933 Act relating to the accuracy and completeness of statements made in the Prospectus.


INVESTMENT OPTIONS. In most jurisdictions, Guarantee Periods ranging from two through ten years may be available. Each Guarantee Period established for the Owner is accounted for separately in a non-unitized segregated account except in California where it is accounted for in the Company's General Account. Each Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time to time by the Company in accordance with market conditions. Once an interest rate is in effect for a Guarantee Period Account, however, the Company may not change it during the duration of its Guarantee Period. In no event will the Guaranteed Interest Rate be less than 3%. The Guarantee Period Accounts are not available in Oregon, Maryland and Pennsylvania.


To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when a Contract initially was issued and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period.


Owners may allocate net payments or make transfers from any of the Sub-Accounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period Account at any time prior to the Annuity Date. Transfers from a Guarantee Period Account on any date other than on the day following the expiration of that Guarantee Period will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Owner allocates or transfers amounts to a Guarantee Period except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the DWS Money Market Sub-Account. The Owner may allocate amounts to any of the Guarantee Periods available.

At least 45 days, but not more than 75 days, prior to the end of a Guarantee Period, the Company will notify the Owner in writing of the expiration of that Guarantee Period. At the end of a Guarantee Period the Owner may transfer amounts to the Sub-Accounts, the Fixed Account or establish a new Guarantee Period Account of any duration then offered by the Company, without a Market Value Adjustment. If reallocation instructions are not received at the Principal Office before the end of a Guarantee Period, the account value automatically will be applied to a new Guarantee Period Account with the same duration at the then current rate unless (1) less than $1,000 would remain in the Guarantee Period Account on the expiration date, or (2) unless the Guarantee Period would extend beyond the Annuity Date or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Sub-Account investing in the DWS Money Market Sub-Account. Where amounts have been renewed automatically in a new Guarantee Period, the Company currently gives the Owner an additional 30 days to transfer out of the Guarantee Period Account without application of a Market Value Adjustment. This practice may be discontinued or changed with notice at the Company's discretion.


MARKET VALUE ADJUSTMENT. No Market Value Adjustment will be applied to transfers, withdrawals, or surrender from a Guarantee Period Account on the expiration of its Guarantee Period. No Market Value Adjustment applies for the deduction of Contract fees or Rider charges. In addition, no negative Market Value Adjustment will be applied to a death benefit although a positive Market Value Adjustment, if any, will be applied to increase the value of the death benefit when based on the Contract's Accumulated Value. See "DEATH BENEFIT" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE. All other transfers, withdrawals, or a surrender prior to the end of a Guarantee Period will be subject to a Market Value Adjustment, which may increase or decrease the value. Amounts applied under an annuity option are treated as withdrawals when calculating the Market Value Adjustment. The Market Value

Adjustment will be determined by multiplying the amount taken from each Guarantee Period Account before deduction of any Surrender Charge by the market value factor. The market value factor for each Guarantee Period Account is equal to:

                              [(1+i)/(1+j)](TO THE POWER OF n/365) - 1

        where:  i  is the Guaranteed Interest Rate expressed as a decimal (for example: 3% = 0.03) being credited to the current Guarantee Period;

                j is the new Guaranteed Interest Rate, expressed as a decimal, for a Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the next higher number of whole years. If that rate is not available, the Company will use a suitable rate or index allowed by the Department of Insurance; and

                n is the number of days remaining from the effective Valuation Date to the end of the current Guarantee Period.

Based on the application of this formula, if the then current market rates are lower than the rate being credited to the Guarantee Period Account, the value of a Guarantee Period Account will INCREASE after the Market Value Adjustment is applied. If the then current market rates are higher than the rate being credited to the Guarantee Period Account, the value of a Guarantee Period Account will DECREASE after the Market Value Adjustment is applied.

The Market Value Adjustment is limited, however, so that even if the account value is decreased after application of a Market Value Adjustment, it will equal or exceed the Owner's principal plus 3% earnings per year less applicable Contract fees. Conversely, if the then current market rates are lower and the account value is increased after the Market Value Adjustment is applied, the increase in value is also affected by the minimum guaranteed rate of 3%. The amount that will be added to the Guarantee Period Account is limited to the difference between the amount earned and the 3% minimum guaranteed earnings. For examples of how the Market Value Adjustment works, See APPENDIX B -- SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT.

PROGRAM TO PROTECT PRINCIPAL AND PROVIDE GROWTH POTENTIAL. Under this feature, the Owner elects a Guarantee Period and one or more Sub-Accounts. The Company will then compute the proportion of the initial payment that must be allocated to the Guarantee Period selected, assuming no transfers or withdrawals, in order to ensure that the value in the Guarantee Period Account on the last day of the Guarantee Period will equal the amount of the entire initial payment, LESS ANY CONTRACT FEES OR CHARGES THAT ARE APPLICABLE TO THE GUARANTEE PERIOD ACCOUNTS. The required amount then will be allocated to the pre-selected Guarantee Period Account and the remaining balance to the other investment options selected by the Owner in accordance with the procedures described in "PAYMENTS" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE . Unless the Company is notified otherwise, if a subsequent payment is made after the Program to Protect Principal and Provide Growth Potential has been selected, and during the Guarantee Period, such payment will be allocated among the selected Sub-Accounts only. If you want the subsequent payment to be allocated to a new Guarantee Period Account while enrolled in this program, you much provide payment allocation instructions to the Company that include (1) the Guarantee Period and
(2) the dollar or percentage amount you want allocated to that Guarantee Period Account.

WITHDRAWALS. Prior to the Annuity Date, the Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth under "SURRENDER AND WITHDRAWALS" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE. In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: (1) a Market Value Adjustment will apply to all withdrawals, including Withdrawals Without Surrender Charge, unless made at the end of the Guarantee Period; and (2) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.

In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted from or added to the amount withdrawn. If a surrender charge applies to the withdrawal, it will be calculated as set forth in "SURRENDER CHARGE" under CHARGES AND DEDUCTIONS after application of the Market Value Adjustment.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Contract and on withdrawals, surrenders, or annuity benefit payments from a Contract will depend upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. In addition, this discussion does not address state or local tax consequences that may be associated with the Contract.

IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS PAID INTO AND RECEIVED FROM A CONTRACT IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS, AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER ALWAYS SHOULD BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.

GENERAL

THE COMPANY. The Company is taxed as a life insurance company under Subchapter L of the Code. The Company files a consolidated tax return with its affiliates. The Variable Account is considered a part of and taxed with the operations of the Company and is not taxed as a separate entity.

As of the date of this Prospectus, the Variable Account and Sub-Accounts are not subject to tax, but the Company reserves the right to make a charge for any future tax liability it may incur as a result of the existence of the Contract, the Variable Account or the Sub-Accounts or for any tax imposed on the Company with respect to the income or assets of the Contract, the Variable Account or the Sub-Accounts held by the Company. Any such charge for taxes will be assessed against the Variable Account or the Sub-Accounts on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each Sub-Account account as though that Sub-Account were a separate taxable entity.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of Code provides that the underlying investments held under a non-qualified annuity contract must satisfy certain diversification requirements in order for the contract to be treated as an annuity contract. If these requirements are not met, the Owner will be taxed each year on the annual increase in Accumulated Valued unless a waiver of the diversification failure is obtained from the IRS.

The IRS has issued regulations under Section 817(h) of the Code relating to the diversification requirements for variable annuity and variable life insurance contracts. The regulations prescribed by the Treasury Department provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of the assets of such account is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. These diversification requirements must be applied separately to each Sub-Account.

The Company believes that the Underlying Portfolios will comply with the current diversification requirements so that a non-qualified Contract that invests in one or more of those Portfolios will not be disqualified from annuity contract treatment by Section 817(h) of the Code. In the event that future IRS regulations and/or rulings would require Contract modifications in order to remain in compliance with the diversification standards, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.

OWNER CONTROL. In order for a non-qualified variable annuity contract to qualify for tax deferral, assets in the segregated accounts underlying the contract must be considered to be owned by the insurance company and not by the contract owner. In three Revenue Rulings issued before the enactment of Section 817(h) of the Code in 1984, the IRS held that where a variable contract owner had certain forms of actual or potential control over the investments held under the variable annuity contract, the contract owner, rather than the issuing insurance company, would be treated as the owner and would be taxable on the income and gains produced by those assets.

In 1986, in connection with the issuance of regulations concerning the investment diversification requirements of Section 817(h), the Treasury Department announced that such regulations did not provide guidance governing the circumstances in which investor control of the investments of a segregated asset account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets in the account. That announcement also stated that guidance would be issued by way of regulations or revenue rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued other than a Revenue Procedure indicating that the IRS would not apply the principles of the pre-1984 revenue rulings to an owner of a qualified contract where the only investment powers held by the contract owner were powers that could be held by a participant in a qualified plan. Due to the lack of any clear guidance regarding the investment control issue, the Company reserves the right to modify the Contract, as necessary, to prevent an Owner of the Contract from being considered the owner of a pro rata share of the assets of the segregated asset account underlying the variable annuity contracts.

QUALIFIED AND NON-QUALIFIED CONTRACTS

From a federal tax viewpoint there are two broad categories of variable annuity contracts: "qualified" contracts and "non-qualified" contracts. A qualified contract is one that is purchased in connection with a tax-qualified retirement plan or program eligible for special tax treatment under the Code. A non-qualified contract is one that is not purchased in connection with a retirement plan or program eligible for special tax treatment. The tax treatment for certain withdrawals or surrenders will vary, depending on whether they are made from a qualified contract or a non-qualified contract. For more information on the tax provisions applicable to qualified contracts, see "PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS" below.

TAXATION OF THE CONTRACT

IN GENERAL. The Company believes that the Contract described in this Prospectus, with certain exceptions (see "Nonnatural Owner" below), will be considered an annuity contract under Section 72 of the Code which governs the taxation of annuities, and, if the Contract is a qualified contract, certain other provisions of the Code that will apply to it. Please note, however, if the Owner of a non-qualified Contract chooses an Annuity Date beyond the Owner's life expectancy, it is possible that the Contract may not be considered an annuity for tax purposes because there is no reasonable basis for expecting that annuity payments will ever be made under the Contract. In that event, the Owner would be taxed on the annual increase in Accumulated Value under the Contract. The Owner should consult a qualified tax adviser for more information. The following discussion assumes that a Contract will be treated as an annuity contract subject to Section 72 and, in the case of a qualified Contract, any other applicable provisions of the Code.

MANDATORY DISTRIBUTION REQUIREMENTS FOR QUALIFIED CONTRACTS. Under
Section 401(a)(9) of the Code, qualified Contracts will generally be subject both to mandatory minimum distribution requirements upon attainment of age
70 1/2 by the Owner and to mandatory death benefit distribution requirements upon the death of the Owner, either before or after the commencement of benefit payments. (Note: the rules for Roth IRAs do not currently require distributions to begin during the Owner's lifetime.) To comply with Section 401(a)(9), tax-qualified plans must include a provision for the commencement of benefits when a participant attains age 70 1/2 (or under certain plans when the participant retires, if later.)

The final regulations under Section 401(a)(9) provide that if the minimum distribution requirements are applicable to an annuity contract for any year in which annuity payments have not yet commenced on an irrevocable basis, except for acceleration, the required minimum distribution for that year must be computed by determining the entire interest of the Owner in the Contract as of the prior December 31 and dividing that amount by the applicable distribution period as determined under the regulations. (Note: As of the date of this Prospectus, "entire interest" is defined as "the dollar amount credited to the employee or beneficiary under the annuity contract without regard to the actuarial value of any other benefits, such as minimum survivor benefits, that will be provided under the contract." However, final regulations have been issued and are effective for distributions required for calendar years 2006 and thereafter. The definition of "entire interest" will then take into account the actuarial value of other benefits.)

The final regulations further provide that if the minimum distribution requirements are applicable to an annuity contract for any year in which annuity payments have commenced on an irrevocable basis, payments under such contract must generally be non-increasing. According to the final regulations, payments will not fail to satisfy the non-increasing payment requirement merely because payments are increased in one or more of the following ways:

(1)  By a constant percentage, applied not less frequently than annually;

(2) To provide a final payment upon the death of the employee that does not exceed the excess of the total value being annuitized over the total payments before the death of the employee;

(3) As a result of dividend payments or other payments that result from actuarial gains, but only if actuarial gain is measured no less frequently than annually and the resulting dividend payments or other payments are either paid no later than the year following the year for which the actuarial experience is measured or paid in the same form as the payment of the annuity over the remaining period of the annuity, beginning no later than the year following the year for which the actuarial experience is measured; and

(4) An acceleration of payments under the annuity which is defined as a shortening of the payment period with respect to an annuity or a full or partial commutation of the future annuity payments. An increase in the payment amount will be treated as an acceleration of payments in the annuity only if the total future expected payments under the annuity (including the amount of any payment made as a result of the acceleration) is decreased as a result of the change in payment period.

Some forms of annuity payments permitted under the Contract may not meet the requirements under the final regulations issued pursuant to Section 401(a)(9). In the event that future IRS regulations and/or rulings would require Contract modifications in order for distributions to the Owner to remain in compliance with these distribution requirements, the Company will make reasonable efforts to comply and it reserves the right to make such changes as it deems appropriate for that purpose.

To comply with Section 401(a)(9) of the Code, tax-qualified plans must also include provisions for the distribution of plan benefits after the death of the participant. If the surviving spouse of the participant is the beneficiary subject to the terms of such a plan, Section 401(a)(9) permits the surviving spouse to defer the commencement of benefits until he or she reaches age 70 1/2, at which time the minimum distribution requirements will apply as though the spouse were a plan participant.

If the beneficiary of a qualified Contract is not the participant's surviving spouse, the operation of the death benefit distribution requirements of Section 401(a)(9) will depend upon whether annuity payments have commenced. If the participant dies and annuity payments have commenced, the entire remaining interest must be distributed to the beneficiary at least as rapidly as under the method of distribution being used as of the date of the participant's death. If the participant dies before annuity payments have commenced, the entire interest must be distributed to the beneficiary either (i) within five years after the participant's death and/or (ii) in distributions that commence within one year after the date of death and are made in substantially equal amounts over a period not extending beyond the life or life expectancy of the beneficiary.

If a beneficiary intends to comply with the substantially equal payment requirements without electing annuity payments, the required minimum distribution for any year must be computed by determining the entire interest of the owner in the Contract as of the prior December 31 and dividing that amount by the life expectancy of the owner and beneficiary as determined under the regulations. If the beneficiary intends to comply with the requirement by electing to receive annuity payments, these payments must satisfy the "nonincreasing payment" requirement discussed above. Some forms of annuity payments offered under the Contract may not satisfy these requirements. In the event that future IRS regulations and/or rulings would require Contract modifications in order for distributions to a beneficiary to remain in compliance with these distribution requirements, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.

MANDATORY DISTRIBUTION REQUIREMENTS FOR NON-QUALIFIED CONTRACTS. Under Section 72(s) of the Code, a non-qualified annuity contract must contain specified provisions with respect to the distribution of the amounts held under the contract following the death of the contract owner. If this requirement is not met, the owner will be taxed each year on the annual increase in Accumulated Value. This Contract contains provisions that are designed to meet the requirements of Section 72(s).

Under Section 72(s), if the Owner's surviving spouse is the beneficiary, the surviving spouse may retain the contract and continue deferral during his or her lifetime. If the beneficiary of the Contract is not the Owner's surviving spouse, the specific distribution requirement applicable under Section 72(s) will depend upon whether annuity payments have commenced. If the Owner dies after annuity payments have commenced, the entire remaining interest under the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner's death. If the Owner dies before annuity payments have commenced, then the entire amount held under the Contract must be distributed:

(1)  within five years after the death of the Owner, and/or

(2) in distributions that commence within one year after the date of death and are made in substantially equal amounts over a period not extending beyond the life or life expectancy of the beneficiary.

No regulations have been issued under Section 72(s), but in a private letter ruling issued in 2001, the IRS held that distributions made to the designated beneficiary under a non-qualified variable annuity contract under a procedure that provided for payments over the life expectancy of the beneficiary would qualify under the "substantially equal" procedure described in (ii) above, even though the beneficiary had the right to accelerate payments under the distribution procedure so long as the payments continued automatically unless and until such an acceleration occurred. In the event that future IRS regulations and/or rulings would require Contract modification in order to remain in compliance with these distribution requirements, the Company will make reasonable efforts to comply and it reserves the right to make such changes as it deems appropriate for that purpose.

WITHDRAWALS PRIOR TO ANNUITIZATION. With certain exceptions, increases in the Contract's Accumulated Value are not taxable to the Owner until withdrawn from the Contract. Under the current provisions of the Code, amounts received or deemed to have been received under an annuity contract prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first allocable to any investment gains credited to the contract over the taxpayer's "investment in the contract" and, to that extent, are treated as gross income subject to federal income taxation. For this purpose, the "investment in the contract" is the total of all payments to the Contract that were not excluded from the Owner's gross income less any amounts previously withdrawn from the Contract which were excluded from income as recovery of the investment in the Contract. For purposes of computing the taxable amount of any distribution under these rules, Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity contracts issued by the same insurance company to the same owner during a single calendar year be treated as one contract.

ANNUITY PAYOUTS AFTER ANNUITIZATION. After annuity benefit payments begin under the Contract, a portion of each such payment received may generally be excluded from gross income as a recovery of the investment in the Contract. Different formulas apply to the computation of the excludable portion with respect to fixed annuity payments and with respect to variable annuity payments, but the general effect of both formulas is to allocate the exclusion from gross income for the investment in the Contract ratably over the period during which annuity payments will be received. All annuity payments received in excess of this excludable amount are taxable as ordinary income. Once the investment in the Contract is fully recovered, because payments under the Contract have continued for longer than expected, the entire amount of all future payments will be taxable. If the annuitant dies before the entire investment in the Contract is recovered, a deduction for the remaining amount is allowed on the annuitant's final tax return.

PARTIAL WITHDRAWALS AFTER ANNUITIZATION. The Treasury Regulations under Section 72 provide that a lump-sum partial withdrawal from an annuity contract is to be treated partly as return of a proportionate amount of the investment in the Contract with the excess taxable in full as ordinary income. With respect to such a partial withdrawal from a qualified contract, the IRS has continued to apply this provision of the Regulations. However, with respect to a non-qualified contract, the IRS issued a private letter ruling in 2000 taking the position that no portion of such a partial withdrawal would be treated as a return of the investment in the contract until after the full amount of the accumulated income under the contract had been distributed. IN LIGHT OF THE UNCERTAINTY AS TO THE TAXATION OF SUCH WITHDRAWALS, OWNERS OF NON-QUALIFIED CONTRACTS SHOULD CONSULT THEIR TAX ADVISERS PRIOR TO MAKING PARTIAL WITHDRAWALS AFTER ANNUITIZATION. OWNERS OF QUALIFIED CONTRACTS SHOULD ALSO CONSULT THEIR TAX ADVISERS WITH RESPECT TO THE POSSIBLE EFFECT OF PARTIAL WITHDRAWALS FROM A QUALIFIED CONTRACT AFTER ANNUITIZATION ON THE COMPLIANCE OF THE CONTRACT WITH THE MINIMUM DISTRIBUTION REQUIREMENTS OF SECTION 401(a)(9). SEE "MANDATORY DISTRIBUTION REQUIREMENTS FOR QUALIFIED CONTRACTS" ABOVE.

PENALTY ON EARLY DISTRIBUTIONS. Under Section 72(q) of the Code, a 10% penalty tax may be imposed on the withdrawal of investment gains from a non-qualified Contract if the withdrawal is made prior to age 59 1/2. A similar 10% penalty tax is imposed under Section 72(t) of the Code on withdrawals or distributions of investment gains from a qualified Contract prior to age 59 1/2. The penalty tax will not be imposed on withdrawals:

    -   taken on or after age 59 1/2; or

    - if the withdrawal follows the death of the Owner (or, if the Owner is not an individual, the death of the primary Annuitant, as defined in the
        Code); or in the case of the Owner's "total disability" (as defined in the Code); or

    - if withdrawals from a qualified Contract are made to an employee who has terminated employment after reaching age 55; or

    - irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee or the payee and a beneficiary.

No regulations have been issued under either Code Section 72(q) or 72(t), but the IRS has recognized three computation procedures that will result in a pattern of payments that will meet the "substantially equal" periodic payment requirement. This requirement will also be met if the Owner elects to have fixed annuity payments made over a period that does not exceed the Owner's life expectancy, or the joint life expectancy of the Owner and beneficiary. The requirement will also be met if the Owner elects to have variable annuity payments made over a period that does not exceed the Owner's life expectancy, or the joint life expectancy of the Owner and beneficiary and the number of units withdrawn to make each variable annuity payment is substantially the same. Any modification of distributions which are part of a series of substantially equal periodic payments that occurs before the later of the Owner's reaching age 59 1/2 or five years, other than by reason of death or disability, will subject the Owner to the 10% penalty tax on the prior distributions that were previously exempted from the penalty. A partial withdrawal from a Contract made after annuitization, but before the later of the Owner reaching age 59 1/2 or five years, would also be subject to this recapture rule.

In a number of private letter rulings, the IRS has held that distributions from a qualified plan made over the life expectancy of the participant or the participant and a beneficiary in any amount determined by amortizing the plan account value over the life expectancy of the payee or payees (life expectancy distributions) would qualify under the "substantially equal" payment exception to the penalty with respect to distributions prior to age 59 1/2, even though the procedure for calculating the life expectancy distributions could be modified by the payees. In a private letter ruling issued in 1991 with respect to a non-qualified annuity contract, however, the IRS took the position that life expectancy payments from an annuity contract would not be considered as part of a "series of substantially equal payments" within the meaning of the exception. Subsequently, in a private letter ruling issued in 2000, the IRS held that life expectancy distributions made under a non-qualified variable annuity contract would qualify under the "substantially equal" payment exception to the penalty with respect to distributions prior to age 59 1/2, even though the procedure for calculating the life expectancy distributions could be modified by the payees. The distinction between the adverse 1991 private later ruling and the favorable 2000 private letter ruling appears to be that under the facts considered in the 1991 ruling, action by the payee was required to initiate each payment, while in the facts considered in the 2000 ruling, the payments continued automatically unless specifically modified.

Some forms of annuity payments permitted under the Contracts may not meet the "substantially equal" payment requirements under Section 72(q) or Section 72(s). Because of the uncertainties regarding these issues, a qualified tax adviser should be consulted prior to any request for a withdrawal from a Contract prior to age 59 1/2.

ASSIGNMENTS OR TRANSFERS. If the Owner transfers (assigns) the Contract without receiving adequate and full consideration for the transfer, Section 72 of the Code generally requires the Owner to report taxable income equal to any investment gain in value over the Owner's cost basis at the time of the transfer. This acceleration rule applies to a transfer to another individual (other than the Owner's spouse) or to a nonnnatural person, such as a trust. If the transfer is to a charity, the Owner may be allowed a deduction for some or all of the value of the Contract transferred. If the transfer is not to a charity, the Owner may also be subject to gift tax on some or all of the value of the Contract transferred without adequate and full consideration.

NONNATURAL OWNERS. As a general rule, deferred annuity contracts owned by "nonnatural persons" (e.g., a corporation) are not treated as annuity contracts for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity contracts purchased with a single payment when the annuity date is no later than a year from the Issue Date (an immediate annuity) or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity contract under a non-qualified deferred compensation plan.

TAX WITHHOLDING

The Code requires withholding with respect to payments or distributions from non-qualified contracts and IRAs, unless a taxpayer elects not to have withholding. A mandatory 20% withholding requirement applies to distributions from most other qualified contracts if such distribution would have been eligible to be rolled over into another qualified plan. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.

PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS

Federal income taxation of assets held inside a qualified retirement plan and of earnings on those assets is deferred until distribution of plan benefits begins. As such, it is not necessary to purchase a variable annuity contract solely to obtain its tax deferral feature. However, other features offered under this Contract and described in this Prospectus -- such as the minimum guaranteed death benefit, the guaranteed fixed annuity rates and the wide variety of investment options -- may make this Contract a suitable investment for your qualified retirement plan.

The tax rules applicable to qualified retirement plans, as defined by the Code, are complex and vary according to the type of plan. Benefits under a qualified plan may be subject to that plan's terms and conditions irrespective of the terms and conditions of any annuity contract used to fund such benefits. As such, the following is simply a general description of various types of qualified plans that may use the Contract. Before purchasing any annuity contract for use in funding a qualified plan, more specific information should be obtained.

Qualified Contracts may include special provisions (endorsements) changing or restricting rights and benefits otherwise available to owners of non-qualified Contracts. Individuals purchasing a qualified Contract should carefully review any such changes or limitations that may include restrictions to ownership, transferability, assignability, contributions, and distributions.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT SHARING PLANS. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of tax-favored retirement plans for employees, including self-employed individuals. Employers intending to use qualified Contracts in connection with such plans should seek competent advice as to the suitability of the Contract to their specific needs and as to applicable Code limitations and tax consequences.

INDIVIDUAL RETIREMENT ANNUITIES. Sections 408 and 408A of the Code permit eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). Note: This term covers all IRAs permitted under Sections 408 and 408A of the Code, including Roth IRAs. IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over," on a tax-deferred basis, to an IRA. Purchasers of an IRA Contract will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to cancel the Contract as described in this Prospectus. See "RIGHT TO CANCEL" under DESCRIPTION OF THE CONTRACT - THE ACCUMULATION PHASE. The Contract, including all available riders, was filed with the IRS and its form approved as a prototype. Such an approval is an approval as to the form of the Contract and does not represent a determination of its merits.

Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs and may be deductible to the employer.

TAX-SHELTERED ANNUITIES ("TSAS"). Under the provisions of Section 403(b) of the Code, payments made to annuity Contracts purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that total annual payments do not exceed the maximum contribution permitted under the Code. Purchasers of TSA contracts should seek competent advice as to eligibility, limitations on permissible payments and other tax consequences associated with the contracts.

Withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) made to a TSA contract after December 31, 1988, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. In the case of hardship, an Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may be subject to a 10% penalty tax as a premature distribution, in addition to income tax.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity contracts. Contributions and investment earnings are not taxable to employees until distributed; however, with respect to payments made after February 28, 1986, a Contract owned by a state or local government or a tax-exempt organization will not be treated as an annuity under
Section 72 as well.

TEXAS OPTIONAL RETIREMENT PROGRAM. Distributions under a TSA contract issued to participants in the Texas Optional Retirement Program may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These additional restrictions are imposed under the Texas Government Code and a prior opinion of the Texas Attorney General.

                             STATEMENTS AND REPORTS

An Owner is sent a report semi-annually which provides certain financial information about the Underlying Portfolios. At least annually, but possibly as frequently as quarterly, the Company will furnish a statement to the Owner containing information about his or her Contract, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Contract's Accumulated Value. (Certain transactions made under recurring payment plans may in the future be confirmed quarterly rather than by immediate confirmations.)

The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement.

                ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Portfolio no longer are available for investment or if, in the Company's judgment, further investment in any Underlying Portfolio should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may withdraw the shares of that Underlying Portfolio and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by an Owner.

The Company also reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares corresponding to a new Underlying Portfolio or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Portfolios also are issued to variable accounts of the Company and its affiliates which issue variable life contracts ("mixed funding"). Shares of the Underlying Portfolios also are issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although the Company and the underlying investment companies do not currently foresee any such disadvantages to either variable life insurance owners or variable annuity owners, the Company and the trustees of and the Underlying Portfolios intend to monitor events in order to identify any material conflicts between such owners, and to determine what action, if any, should be taken in response thereto. If the trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.

The Company reserves the right, subject to compliance with applicable law to:

(1) transfer assets from the Variable Account or Sub-Account to another of the Company's variable accounts or sub-accounts having assets of the same class,

(2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law,

(3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act,

(4) to substitute the shares of any other registered investment company for the Portfolio shares held by a Sub-Account, in the event that Portfolio shares are unavailable for investment, or if the Company determines that further investment in such Portfolio shares is inappropriate in view of the purpose of the Sub-Account,

(5)  to change the methodology for determining the net investment factor,

(6)  to change the names of the Variable Account or of the Sub-Accounts and.

(7) To combine with other Sub-Accounts or other Separate Accounts of the Company.

If any of these changes is made, the Company may endorse the Contract to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described be made without notice to Owners in accordance with the 1940 Act.

                    CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered, and to make any change to provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation (or any laws, regulations or rules of any jurisdiction in which the Company is doing business), including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation. Any such changes will apply uniformly to all Contracts that are affected. Owners will be given written notice of such changes.

                                  VOTING RIGHTS

The Company will vote Underlying Portfolio shares held by each Sub-Account in accordance with instructions received from Owners. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Portfolio, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions that are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to Contracts in the same proportion. If the 1940 Act or any rules thereunder should be amended, or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contract, the Company reserves the right to do so.

The number of votes which an Owner may cast will be determined by the Company as of the record date established by the Underlying Portfolio. During the accumulation period, the number of Underlying Portfolio shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Contract by the net asset value of one Underlying Portfolio share. During the annuity payout phase, the number of Underlying Portfolio shares attributable to each Owner will be determined by dividing the reserve held in each Sub-Account for the Owner's variable annuity by the net asset value of one Underlying Portfolio share. Ordinarily, the Owner's voting interest in the Underlying Portfolio will decrease as the reserve for the variable annuity is depleted.

                                  DISTRIBUTION

VeraVest Investments, Inc. (formerly Allmerica Investments, Inc.), serves as the principal underwriter of the Contracts. VeraVest Investments, Inc., located at 440 Lincoln Street, Worcester, MA 01653, is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). It is a wholly-owned subsidiary of Allmerica Financial.

The Contracts offered by this Prospectus were previously sold by certain independent broker-dealers registered under the Securities and Exchange Act of 1934 and members of the NASD. The Contract was also offered through VeraVest Investments Inc. The Company paid commissions not to exceed 7.0% of payments to broker-dealers that sold the Contract. The Company currently does not pay direct commissions on additional payments to the Contracts. However, alternative commission schedules may be in effect with lower initial commission amounts plus ongoing annual compensation of up to 1% of the Contract's Accumulated Value.

To the extent permitted by NASD rules, overrides and promotional incentives or payments also may be provided to independent marketing organizations and broker-dealers based on the Contract's Accumulated Value, sales volumes, the performance of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract.

The Company intends to recoup commissions and other sales expenses through a combination of anticipated surrender charges and profits from the Company's General Account, which may include amounts derived from mortality and risk charges. Commissions paid on the Contract, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. The Company will retain any surrender charges assessed on a Contract.

                                  LEGAL MATTERS

There are no legal proceedings pending to which the Variable Account is a party, or to which the assets of the Variable Account are subject. The Company and the Principal Underwriter are not involved in any litigation that is of material importance in relation to their total assets or that relates to the Separate Account.

On July 24, 2002, an action captioned AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LIMITED PARTNERSHIP, AND EMERALD INVESTMENTS LIMITED PARTNERSHIP V. ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY, was commenced in the United States District Court for the Northern District of Illinois, Eastern Division. In 1999, plaintiffs purchased two variable annuity contracts with initial premiums aggregating $5 million. Plaintiffs, who the Company subsequently identified as engaging in frequent transfers of significant sums between sub-accounts that in our opinion constituted "market timing", were subject to restrictions upon such trading that we imposed in December 2001. Plaintiffs allege that such restrictions constituted a breach of the terms of the annuity contracts. In December 2003, the court granted partial summary judgment to the plaintiffs, holding that at least certain restrictions imposed on their trading activities violated the terms of the annuity contracts. We filed a motion for reconsideration and clarification of the court's partial summary judgment opinion, which was denied on April 8, 2004.

On May 19, 2004, plaintiffs filed a Brief Statement of Damages in which, without quantifying their damage claim, they outlined a claim for (i) amounts equal to the surrender charges imposed on the partial surrender by plaintiffs of the annuity contracts, (ii) loss of trading profits they expected over the remaining term of each annuity contract, and (iii) lost trading profits resulting from our alleged refusal to process five specific transfers in 2002 because of trading restrictions imposed on market timers. With respect to the lost profits, plaintiffs claim that pursuant to their trading strategy, they have been able to obtain returns of between 35% to 40% annually. Plaintiffs claim that they would have been able to continue to maintain such returns on the account values of their annuity contracts over the remaining terms of the annuity contracts (which are based in part on the lives of the named annuitants). The aggregate account value of plaintiffs' annuities was approximately $12.8 million in December 2001.

The Company intends to vigorously defend this matter, and regard plaintiffs claims for lost trading profits as being highly speculative and, in any case, subject to an obligation to mitigate damages. In addition, any damages for lost profits should, in our view, terminate as a result of the investment management industry's and regulators' actions to eliminate market timing, such as implementing "fair value" pricing.

While the monetary damages sought by plaintiffs, if awarded, could have a material adverse effect on the Company's financial position, in the Company's judgment, the outcome is not expected to be material to the Company's financial position, although it could have a material effect on the results of operations for a particular quarter or annual period.

                               FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account generally are not subject to regulation under the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the fixed portion of the annuity Contract and the Fixed Account may be subject to the provisions of the 1933 Act concerning the accuracy and completeness of statements made in this Prospectus. The disclosures in this APPENDIX A have not been reviewed by the SEC.

The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to a separate account. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Currently, the Company will credit amounts allocated to the Fixed Account with interest at an effective annual rate of at least 3%, compounded daily. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

TRANSFERS TO OR FROM THE FIXED ACCOUNT
Where permitted by state law, transfers to or from the Fixed Account will be subject to the following conditions:

Transfers TO the Fixed Account will be permitted only if:
- the Accumulated Value allocated to the Fixed Account is less than 25% of the Contract's Accumulated Value, as of the Valuation Day preceding the date of the request for transfer; and
- following the transfer, the Accumulated Value allocated to the Fixed Account will be less than or equal to 25% of the Contract's Accumulated Value.

Transfers FROM the Fixed Account will be permitted only if:
- there has been a period of 90 calendar days since the last transfer TO OR FROM the Fixed Account; and
- the transfer amount is less than or equal to the greater of (a) 10% of the Accumulated Value allocated to the Fixed Account or (b) $10,000.

IF THE COMPANY RECEIVES A TRANSFER REQUEST THAT DOES NOT SATISFY THE ABOVE CONDITIONS, THE COMPANY WILL REFUSE THE ENTIRE TRANSFER REQUEST. If the Company refuses a transfer request, the Company will notify the Owner as soon as practicable.

New Payments allocated to the Fixed Account and automatic transfers from the Fixed Account under the Dollar-Cost-Averaging Option are not considered "transfers" under the above conditions. The Company reserves the right to discontinue offering Dollar-Cost-Averaging Options that utilize the Fixed Account as the source account.

Notwithstanding the above, the Company will permit one transfer from the Fixed Account, which will not be considered a "transfer" under the above conditions, in order for the Owner to implement an asset allocation program. In addition, the Company will permit one transfer to the Fixed Account, which will not be considered a "transfer" under the above conditions, upon the termination of an asset allocation program.

The Company reserves the right to amend the transfer conditions in its sole discretion. Certain states may also impose restrictions on payments and transfers to the Fixed Account.

                                   APPENDIX B

                     OPTIONAL ENHANCED DEATH BENEFIT RIDERS

The Company offered a number of optional Enhanced Death Benefit (EDB) Riders that could be elected at issue depending on the age of the oldest Owner (or the oldest Annuitant if the Owner is not a natural person).

If you elected an Enhanced Death Benefit Rider, it will remain in effect until the earliest of (a) the Annuity Date; (b) the date the Company determines that a death benefit is payable and the Contract is not continued by the spouse as provided in "THE SPOUSE OF THE OWNER AS BENEFICIARY" under DESCRIPTION OF THE CONTRACT - THE ACCUMULATION PHASE ; or (c) surrender of the Contract. The Company reserves the right to discontinue offering any of the described EDB Riders at any time. Such discontinuance would not affect previously issued EDB Riders.

The following is a list of the various Enhanced Death Benefit Riders that you may have had available to you at issue. (Not all Riders were available at the same time or in all states. To determine which Rider you have, you should check the form number in the lower left-hand corner.

    1.  Annual Step-Up EDB Rider (Form 3309)
    2. Annual Step-Up With 5% Roll-Up EDB Rider (ONLY AVAILABLE IN TEXAS Form 3311-02)
    3.  10% Breakthrough With 5% Roll-Up EDB Rider (Form 3317-02)
    4.  Annual Step-Up With 7% Roll-Up EDB Rider (Form 3313-02)
    5.  Annual Step-Up Enhanced Death Benefit EDB Rider (Form 3265-99):
    6.  Annual Step-Up With 5% Roll-Up EDB Rider (TEXAS ONLY - Form 3305-01.1)
    7. 7% Roll-Up EDB Rider (Either (a) Form 3266-99 or (b) Form 3303-01 depending on state approval)
    8.  Annual Step-Up With 7% Roll-Up EDB Rider (Either (a)Form 3264-99 or
        (b)Form 3304-01 depending on state approval)

1. ANNUAL STEP-UP ENHANCED DEATH BENEFIT RIDER (FORM 3309-02)

This Annual Step-Up Enhanced Death Benefit Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. The death benefit provides for annual step-ups through the Contract anniversary prior to the deceased's 90th birthday. Withdrawals reduce the applicable values on a proportionate basis.

The amount of the death benefit paid by the Company depends upon whether the death of an Owner (or an Annuitant if the Owner is a non-natural person) occurs
(1) before or (2) on or after his/her 90th birthday.

I. DEATH BEFORE 90th BIRTHDAY. If an Owner (or an Annuitant if the Owner is a non-natural person), dies before the Annuity Date and before his/her 90th birthday, the death benefit will be the GREATER of:

        (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Company's Principal Office, increased for any positive Market Value Adjustment, if applicable; or

        (b) the highest Accumulated Value on any Contract anniversary prior to the date of death, as determined after being increased for any positive MVA, if applicable, and subsequent payments, and proportionately reduced for subsequent withdrawals.

II. DEATH ON ORAFTER 90th BIRTHDAY. If an Owner (or an Annuitant if the Owner is a non-natural person) dies before the Annuity Date and on or after his/her 90th birthday, the death benefit will be the GREATEST of:

        (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Company's Principal Office, increased for any positive Market Value Adjustment, if applicable;

        (b) the highest Accumulated Value on any Contract anniversary prior to the deceased's 90th birthday, as determined after being increased for any positive MVA, if applicable, and subsequent payments, and proportionately reduced for subsequent withdrawals; and

        (c) the Accumulated Value, increased for any positive MVA, if applicable, on the deceased's 90th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals.

PROPORTIONATE REDUCTION: For each withdrawal, the proportionate reduction is calculated by multiplying the Section I(b), II(b) or II(c) value, whichever is applicable, immediately prior to the withdrawal by the following fraction:

                            Amount of the Withdrawal
               -----------------------------------------------------
                Accumulated Value determined immediately prior to
                                the Withdrawal

2. ANNUAL STEP-UP WITH 5% ROLL-UP ENHANCED DEATH BENEFIT RIDER (FORM 3311-02 - TEXAS ONLY)

This Annual Step-Up with 5% Roll-Up Enhanced Death Benefit Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. The death benefit guarantees 5% growth until the date of death or the deceased's 80th birthday, whichever occurs first, and provides for annual step-ups through the Contract anniversary prior to the deceased's 90th birthday. Withdrawals reduce applicable values on a direct basis (i.e. dollar for dollar), and/or on a proportionate basis as outlined below.

The calculation of the death benefit depends upon whether death occurs (1) before or on the deceased's Owner's 80th birthday, (2) after his/her 80th birthday but before his/her 90th birthday or (3) on or after his/her 90th birthday.

I. DEATH BEFORE OR ON 80TH BIRTHDAY. If an Owner (or an Annuitant if the Owner is not a natural person) dies before the Annuity Date and before or on his/her 80th birthday, the death benefit will be the GREATEST of:

    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Company's Principal Office, increased for any positive Market Value Adjustment, if applicable;

    (b) gross payments accumulated daily at an effective annual yield of 5%, starting on the date each payment is applied and ending on the date of death, adjusted for withdrawals as they occur; and

    (c) the highest Accumulated Value on any Contract anniversary prior to the date of death, as determined after being increased for any positive Market Value Adjustment, if applicable, and subsequent payments, and adjusted for subsequent withdrawals.

II. DEATH AFTER 80TH BIRTHDAY BUT BEFORE 90th BIRTHDAY. If an Owner (or the Annuitant if the Owner is not a natural person) dies before the Annuity Date but after his/her 80th birthday and before his/her 90th birthday, the death benefit will be the GREATEST of:

    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Company's Principal Office, increased for any positive Market Value Adjustment, if applicable;

    (b) the value as determined by Section I(b) above on the deceased's 80th birthday, increased for subsequent payments, and adjusted for subsequent withdrawals; and

    (c) the highest Accumulated Value on any Contract anniversary prior to the date of death, as determined after being increased for any positive Market Value Adjustment if applicable, and subsequent payments, and adjusted for subsequent withdrawals.

III. DEATH ON OR AFTER 90th BIRTHDAY. If an Owner (or the Annuitant if the Owner is not a natural person) dies before the Annuity Date but on or after his/her 90th birthday, the death benefit will be the GREATEST of:

    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Company's Principal Office, increased for any positive Market Value Adjustment, if applicable;

    (b) the value as determined by Section I(b) above on the deceased's 80th birthday, increased for subsequent payments, and adjusted for subsequent withdrawals;

    (c) the highest Accumulated Value on any Contract anniversary date prior to the deceased's 90th birthday, as determined after being increased for any positive Market Value Adjustment, if applicable, and subsequent payments, and adjusted for subsequent withdrawals; and

    (d) the Accumulated Value, increased for any positive MVA, if applicable, on the deceased's 90th birthday, increased for subsequent payments, and adjusted for subsequent withdrawals.

EFFECT OF PARTIAL WITHDRAWALS: For purposes of determining the effect of partial withdrawals under this Rider, withdrawals are classified as either (a) Proportionate Withdrawals or (b) Direct (Dollar-for-Dollar) Withdrawals.

(a) PROPORTIONATE WITHDRAWALS. Proportionate Withdrawals are withdrawals that proportionately reduce the applicable death benefit values. The proportionate reduction is calculated by multiplying the applicable death benefit value, as described below and as determined immediately prior to the withdrawal, by the following:

               Amount of the Proportionate Reduction Withdrawal
           --------------------------------------------------------
              Accumulated Value determined immediately prior to
                             the Withdrawal

ALL WITHDRAWALS REFERRED TO IN SECTIONS I(c), II(b), II(c), III(b), III(c) AND III(d) ARE PROPORTIONATE WITHDRAWALS.

(b) DIRECT (DOLLAR-FOR-DOLLAR) WITHDRAWALS. Direct (Dollar-for-Dollar) Withdrawals are withdrawals that directly reduce the value referenced in
    Section I(b) by an amount equal to the amount of the withdrawal.

To the extent that no allocation has ever been made to the Fixed Account or to a Guarantee Period Account, all withdrawals referenced in Section I(b) taken in a Contract year that total an amount less than or equal to 5% of gross payments (determined as of the Valuation Date of the withdrawal) less all prior withdrawals in that Contract Year will be classified as a Direct (Dollar-for-Dollar) Withdrawal. That part of a withdrawal that exceeds this amount is classified as a Proportionate Withdrawal.

PLEASE NOTE THAT ONCE AN ALLOCATION HAS BEEN MADE TO THE FIXED ACCOUNT OR THE GUARANTEE PERIOD ACCOUNT, ALL FUTURE WITHDRAWALS AS REFERRED TO IN SECTION I(b), REGARDLESS OF THE AMOUNT, ARE CLASSIFIED AS PROPORTIONATE WITHDRAWALS. ONCE A PROPORTIONATE WITHDRAWAL HAS BEEN TAKEN, ALL FUTURE WITHDRAWALS IN ANY CONTRACT YEAR FOR PURPOSES OF SECTION I(b) ARE CLASSIFIED AS PROPORTIONATE WITHDRAWALS. IN OTHER WORDS, NO FUTURE WITHDRAWALS WILL BE CLASSIFIED AS DIRECT(DOLLAR-FOR-DOLLAR) WITHDRAWALS.

Subject to certain restrictions and conditions, the Owner may establish a systematic withdrawal program that is designed to allow withdrawals of up to 5% of the initial payment and preserve a death benefit under this Rider equal to payments. For more information on this program, please contact the Company or your registered representative.

3. 10% BREAKTHROUGH WITH 5% ROLL-UP ENHANCED DEATH BENEFIT RIDER (FORM 3317-02)

This 10% Breakthrough with 5% Roll-Up Enhanced Death Benefit Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. Withdrawals reduce the applicable values on a proportionate basis. The death benefit under I(b) guarantees 5% growth until the date of death or the deceased's 80th birthday, whichever occurs first. The "Current Breakthrough Value" on the date of death or the deceased's 90th birthday, whichever occurs first, is the (c) value guaranteed as the death benefit. On the issue date of the Contract, the Current Breakthrough Value is equal to the initial payment. The "Target Breakthrough Value" is equal to 110% of the Current Breakthrough Value. Each time the Accumulated Value of the Contract reaches the Target Breakthrough Value, that Target Breakthrough Value becomes the new Current Breakthrough Value. A new Target Breakthrough Value, which is 110% of the new Current Breakthrough Value, is then set. The Current Breakthrough Value is increased by subsequent Payments and proportionately reduced by withdrawals; see below.

The amount of the death benefit paid by the Company depends upon whether the death of an Owner (or an Annuitant if the Owner is a non-natural person) occurs
(1) before or on the deceased's Owner's 80th birthday, (2) after his/her 80th birthday but before his/her 90th birthday, or (3) on or after his/her 90th birthday.

I. DEATH BEFORE OR ON DECEASED'S 80th BIRTHDAY. If an Owner, (or an Annuitant if the Owner is a non-natural person), dies before the Annuity Date and before or on his/her 80th birthday, the Death Benefit will be the GREATEST of:

    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Principal Office, increased for any positive Market Value Adjustment ("MVA"), if applicable; or

    (b) gross payments accumulated daily at an effective annual yield of 5%, starting on the date each gross payment is applied and ending on the date of death, proportionately reduced for withdrawals as they occur; and

    (c) the Current Breakthrough Value on the date of death, increased for subsequent payments and proportionately reduced for subsequent withdrawals.

II. DEATH AFTER DECEASED'S 80th BIRTHDAY BUT BEFORE 90th BIRTHDAY. If an Owner, or an Annuitant if the Owner is a non-natural person, dies before the Annuity Date and after his/her 80th birthday but before his/her 90th birthday, the Death Benefit will be the greatest of:

    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Principal Office, increased for any positive MVA, if applicable;

    (b) the value as determined by Section I(b) above on the deceased's 80th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals; and

    (c) the Current Breakthough Value on the date of death, increased for subsequent payments, and proportionately reduced for subsequent withdrawals.

III. DEATH ON OR AFTER DECEASED'S 90th BIRTHDAY. If an Owner, or an Annuitant if the Owner is a non-natural person, dies on or after his/her 90th birthday, the Death Benefit will be the greatest of:

    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Principal Office, increased for any positive MVA, if applicable;

    (b) the value as determined by Section I(b) above on the deceased's 80th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals;

    (c) the Current Breakthrough Value on the deceased's 90th birthday, increased for subsequent payments, and proportionately reduced for subsequent withdrawals; and

    (d) the Accumulated Value, increased for any positive MVA, if applicable, on the deceased's 90th birthday, increased for subsequent payments, and proportionately reduced for subsequent withdrawals.

EFFECT OF PAYMENTS ON THE BREAKTHROUGH EDB RIDER
Subsequent payments increase the Current Breakthrough Value by the amount of the payment. Following a payment, the Target Breakthrough Value will be 110% of the new Current Breakthrough Value. When a Payment is made:

    (a) the Current Breakthrough Value increases by the amount of the payment;
        and

    (b) the Target Breakthrough Value increases to 110% of the Current Breakthrough Value immediately after the payment.

For example, assume that immediately prior to a payment, the Current Breakthrough Value is $100,000, the Accumulated Value is $105,000, and the Target Breakthrough Value is $110,000. The Owner then makes a payment of $10,000. The new Current Breakthrough Value is $110,000, the Accumulated Value is $115,000, and the new Target Breakthrough Value is $121,000 (110% of $110,000).

EFFECT OF WITHDRAWALS ON THE BREAKTHROUGH EDB RIDER
Subsequent withdrawals proportionately reduce the Current Breakthrough Value, as described below. Following a withdrawal, the Target Breakthrough Value will be 110% of the Current Breakthrough Value. When a withdrawal is taken:

(a) the Current Breakthrough Value decreases proportionately, as described below; and

(b) the Target Breakthrough Value decreases to 110% of the Current Breakthrough Value immediately after the withdrawal.

CALCULATION OF PROPORTIONATE REDUCTION DUE TO WITHDRAWALS
The proportionate reduction in a death benefit or in the Current Breakthrough Value is calculated by multiplying the amount of the death benefit or the Current Breakthrough Value immediately prior to the withdrawal by the following fraction:

                            Amount of the Withdrawal
               -----------------------------------------------------
                 Accumulated Value determined immediately prior to
                                 the Withdrawal

For example, assume that immediately prior to a withdrawal, the Current Breakthrough Value is $100,000, the Accumulated Value is $105,000, and the Target Breakthrough Value is $110,000. The Owner then makes a withdrawal of $5,000. The proportionate reduction in the Current Breakthrough Value is calculated as follows:

            Proportionate reduction   =      Current Breakthrough Value times
                                             (Amount of the Withdrawal divided
                                             by the Accumulated Value
                                             immediately prior to the
                                             withdrawal)
                                      =      $100,000 times ($5,000 divided by
                                             $105,000)
                                      =      $4,761.90
      New Current Breakthrough Value  =      $100,000 - $4,761.90 = $95,238.10
      New Target Breakthrough Value   =      110% of $95,238.10 =  $104,761.91

The new Current Breakthrough Value is $95,238.10 and the new Target Breakthrough Value is $104,761.91.

4. ANNUAL STEP-UP WITH 7% ROLL-UP ENHANCED DEATH BENEFIT RIDER (FORM 3313-02)

This Annual Step-Up with 7% Roll-Up Enhanced Death Benefit Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. The death benefit guarantees 7% growth until the date of death or the deceased Owner's 80th birthday, subject to a 200% cap, and provides for annual step-ups through the Contract anniversary prior to the deceased's 90th birthday. Withdrawals reduce the applicable values on a direct basis (i.e. dollar-for-dollar) and/or on a proportionate basis.

The amount of the death benefit paid by the Company depends upon whether the death of an Owner (or an Annuitant if the Owner is a non-natural person) occurs
(1) before or on the deceased's Owner's 80th birthday, (2) after his/her 80th birthday but before his/her 90th birthday, or (3) on or after his/her 90th birthday.

I. DEATH BEFORE OR ON DECEASED'S 80th BIRTHDAY. If an Owner, (or an Annuitant if the Owner is a non-natural person), dies before the Annuity Date and before or on his/her 80th birthday, the Death Benefit will be the GREATEST of:
(a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Principal Office, increased for any positive Market Value Adjustment ("MVA"), if applicable;

(b) gross payments accumulated daily at 7%, starting on the date each gross payment is applied and ending on the date of death, adjusted for withdrawals as they occur. This value cannot exceed 200% of the total of gross payments and Payment Credits, adjusted for withdrawals as they occur; and

(c) the highest Accumulated Value on any Contract anniversary prior to the date of death, as determined after being increased for any positive MVA, if applicable, and subsequent payments, and adjusted for subsequent withdrawals.

II. DEATH AFTER DECEASED'S 80th BIRTHDAY BUT BEFORE 90th BIRTHDAY. If an Owner, or an Annuitant if the Owner is a non-natural person, dies before the Annuity Date and after his/her 80th birthday but before his/her 90th birthday, the death benefit will be the greatest of:

(a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Principal Office, increased for any positive MVA, if applicable;

(b) the value as determined by Section I(b) above on the deceased's 80th birthday, increased for subsequent payments and adjusted for subsequent withdrawals; and

(c) the highest Accumulated Value on any Contract anniversary prior to the date of death, as determined after being increased for any positive MVA, if applicable, and subsequent payments, and adjusted for subsequent withdrawals.

III. DEATH ON OR AFTER DECEASED'S 90th BIRTHDAY. If an Owner, or an Annuitant if the Owner is a non-natural person, dies before the Annuity Date but on or after his/her 90th birthday, the death benefit will be the greatest of:

(a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Principal Office, increased for any positive MVA, if applicable;

(b) the value as determined by Section I(b) above on the deceased's 80th birthday, increased for subsequent payments and adjusted for subsequent withdrawals;

(c) the highest Accumulated Value on any Contract anniversary prior to the deceased's 90th birthday, as determined after being increased for any positive MVA, if applicable, and subsequent payments, and adjusted for subsequent withdrawals; and

(d) the Accumulated Value, increased for any positive MVA, if applicable, on the deceased's 90th birthday, increased for subsequent payments, and adjusted for subsequent withdrawals.

EFFECT OF PARTIAL WITHDRAWALS: For purposes of determining the effect of partial withdrawals under this Rider, withdrawals are classified as either (a) Proportionate Withdrawals or (b) Direct (Dollar-for Dollar) Withdrawals.

(a) PROPORTIONATE WITHDRAWALS. Proportionate Withdrawals are withdrawals that proportionately reduce the appropriate death benefit values. The proportionate reduction is calculated by multiplying the applicable death benefit value, as described below and as determined immediately prior to the withdrawal, by the following:

                Amount of the Proportionate Reduction Withdrawal
              ------------------------------------------------------
                Accumulated Value determined immediately prior to
                                the Withdrawal

ALL WITHDRAWALS REFERRED TO IN SECTIONS I(c), II(b), II(c), III(b), III(c) AND III(d) ARE PROPORTIONATE WITHDRAWALS.

(b) DIRECT (DOLLAR-FOR-DOLLAR) WITHDRAWALS. Direct (Dollar-for-Dollar) Withdrawals are withdrawals that directly reduce the value referenced in Section I(b) by an amount equal to the amount of the withdrawal.

To the extent that no allocation has ever been made to the Fixed Account or to a Guarantee Period Account, all withdrawals referenced in Section I(b) taken in a Contract year that total an amount less than or equal to 7% of gross payments (determined as of the Valuation Date of the withdrawal) less all prior withdrawals in that Contract year will be classified as a Direct (Dollar-for-Dollar) Withdrawal. That part of a withdrawal that exceeds this amount is classified as a Proportionate Withdrawal.

PLEASE NOTE THAT ONCE AN ALLOCATION HAS BEEN MADE TO THE FIXED ACCOUNT OR THE GUARANTEE PERIOD ACCOUNT, ALL FUTURE WITHDRAWALS AS REFERRED TO IN SECTION I(b), REGARDLESS OF THE AMOUNT, ARE CLASSIFIED AS PROPORTIONATE Withdrawals. ONCE A PROPORTIONATE WITHDRAWAL HAS BEEN TAKEN, ALL FUTURE WITHDRAWALS IN ANY CONTRACT YEAR FOR PURPOSES OF SECTION I(b) ARE CLASSIFIED AS PROPORTIONATE WITHDRAWALS. IN OTHER WORDS, NO FUTURE WITHDRAWALS WILL BE CLASSIFIED AS DIRECT (DOLLAR-FOR-DOLLAR) WITHDRAWALS.

Subject to certain restrictions and conditions, the Owner may establish a systematic withdrawal program that is designed to allow withdrawals of up to 7% of the initial payment and preserve a death benefit under this Rider equal to payments. For more information on this program, please contact the Company or your registered representative.

5. ANNUAL STEP-UP ENHANCED DEATH BENEFIT RIDER (FORM 3265-99)

This Annual Step-Up Enhanced Death Benefit Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. The death benefit provides for annual step-ups through the Contract anniversary prior to the deceased's 90th birthday. Withdrawals reduce the applicable values on a proportionate basis.

The calculation of the death benefit depends upon whether death occurs (1) before or (2) on or after the deceased's 90th birthday.

I. DEATH BEFORE 90TH BIRTHDAY. If an Owner (or an Annuitant if the Owner is not a natural person) dies before the Annuity Date and before his/her 90th birthday, the death benefit is equal to the GREATEST of:

    (a) the Accumulated Value on the Valuation Date that the Company receives proof of death and all necessary claim paperwork, increased by any positive Market Value Adjustment;

    (b) gross payments made to the Contract until the date of death, proportionately reduced to reflect withdrawals; or

    (c) the highest Accumulated Value on any Contract anniversary date prior to the date of death, as determined after being increased for any positive Market Value Adjustment and subsequent payments and proportionately reduced for subsequent withdrawals.

II. DEATH ON OR AFTER 90TH BIRTHDAY. If an Owner (or an Annuitant if the Owner is not a natural person) dies before the Annuity Date but on or after his/her 90th birthday, the death benefit is equal to the GREATER of:

    (a) the Accumulated Value on the Valuation Date that the Company receives proof of death and all necessary claim paperwork, increased by any positive Market Value Adjustment; or

    (b) the death benefit, as calculated under Section I, that would have been payable on the Contract anniversary prior to the deceased's 90th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals.

PROPORTIONATE REDUCTION: For each withdrawal, the proportionate reduction is calculated by multiplying the Section I(b), I(c) or II(b) value, whichever is applicable, immediately prior to the withdrawal by the following fraction:

                            Amount of the Withdrawal
             -----------------------------------------------------
               Accumulated Value determined immediately prior to
                              the Withdrawal

6. ANNUAL STEP-UP WITH 5% ROLL-UP ENHANCED DEATH BENEFIT RIDER (FORM 3305-01.1 ONLY AVAILABLE IN TEXAS

This Annual Step-Up with 5% Roll-Up Enhanced Death Benefit Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. The death benefit guarantees 5% growth until the date of death or the deceased's 90th birthday, whichever occurs first, and provides for annual step-ups through the Contract anniversary prior to the deceased's 90th birthday. Withdrawals reduce applicable values on a direct basis (i.e. dollar for dollar), and/or on a proportionate basis as outlined below. For purposes of the Blended Withdrawal Methodology discussed below, the Fixed Account and the Guarantee Period Accounts are considered Restricted Funds. ONCE AN ALLOCATION HAS BEEN MADE TO A RESTRICTED FUND, ALL FUTURE WITHDRAWALS IN ANY CONTRACT YEAR ARE PROPORTIONATE REDUCTION WITHDRAWALS.

PROPORTIONATE REDUCTION WITHDRAWALS. Proportionate Reduction Withdrawals are withdrawals that proportionately reduce the appropriate death benefit values. The proportionate reduction is calculated by multiplying the applicable death benefit value, as described below and as determined immediately prior to the withdrawal, by the following:

                Amount of the Proportionate Reduction Withdrawal
                ------------------------------------------------
        Accumulated Value determined immediately prior to the withdrawal

ALL REDUCTIONS UNDER SECTION I(c) AND II(b) BELOW ARE PROPORTIONATE REDUCTION WITHDRAWALS.

DIRECT REDUCTION WITHDRAWALS (DOLLAR-FOR-DOLLAR). Direct Reduction Withdrawals are withdrawals that directly reduce (i.e. dollar-for-dollar) the appropriate death benefit value by an amount equal to the amount of the withdrawal.

BLENDED WITHDRAWAL METHODOLOGY. Under the Blended Withdrawal Methodology, if no allocation has ever been made to a Restricted Fund, all withdrawals that total an amount less than or equal to 5% of gross payments (determined as of the Valuation Date of the withdrawal) in a Contract Year are Direct Reduction Withdrawals (i.e. Dollar-for-Dollar). That part of a withdrawal that exceeds 5% of gross payments (determined as of the Valuation Date of the withdrawal) in a Contract Year is classified as a Proportionate Reduction Withdrawal.

ONCE A PROPORTIONATE REDUCTION WITHDRAWAL HAS BEEN TAKEN, ALL FUTURE WITHDRAWALS IN ANY CONTRACT YEAR ARE CLASSIFIED AS PROPORTIONATE REDUCTION WITHDRAWALS. SIMILARLY, AS NOTED ABOVE, ONCE AN ALLOCATION IS MADE TO A RESTRICTED FUND (CURRENTLY THE FIXED ACCOUNT AND ANY GUARANTEE PERIOD ACCOUNT), ALL FUTURE WITHDRAWALS IN ANY CONTRACT YEAR ARE CLASSIFIED AS PROPORTIONATE REDUCTION WITHDRAWALS. IN OTHER WORDS, NO FUTURE WITHDRAWALS WILL BE CLASSIFIED AS DIRECT REDUCTION WITHDRAWALS.

The calculation of the death benefit depends upon whether death occurs (1) before or on or (2) after the deceased's Owner 90th birthday.

I. DEATH BEFORE OR ON 90TH BIRTHDAY. If an Owner (or an Annuitant if the Owner is not a natural person) dies before the Annuity Date and before or on his/her 90th birthday, the death benefit will be the GREATEST of:

    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, have been received at the Company's Principal Office, increased for any positive Market Value Adjustment, if applicable;

    (b) gross payments accumulated daily at an effective annual yield of 5%, starting on the date each payment is applied and ending on the date of death, adjusted for withdrawals as they occur; and

    (c) the highest Accumulated Value on any Contract anniversary prior to the date of death, as determined after being increased for any positive Market Value Adjustment, if applicable, and subsequent payments, and adjusted for subsequent withdrawals.

II. DEATH AFTER 90th BIRTHDAY. If an Owner (or the Annuitant if the Owner is not a natural person) dies before the Annuity Date but after his/her 80th birthday and before his/her 90th birthday, the death benefit will be the GREATEST of:

    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, have been received at the Company's Principal Office, increased for any positive Market Value Adjustment, if applicable;

    (b) the death benefit, as calculated under Section I. Above, that would have been payable on the deceased's 90th birthday, increased for subsequent payments and adjusted for subsequent withdrawals.

For the (b) value, subsequent withdrawals are calculated as Proportionate Reduction Withdrawals.

Subject to certain restrictions and conditions, the Owner may establish a systematic withdrawal program that is designed to allow withdrawals of up to 5% of the initial payment and preserve a death benefit under this Rider equal to payments. For more information on this program, please contact the Company or your registered representative.

7(a) 7% ROLL-UP ENHANCED DEATH BENEFIT RIDER (FORM 3266-99)

This 7% Roll-Up Enhanced Death Benefit Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. The death benefit guarantees 7% growth until the date of death or the Contract anniversary prior to the deceased Owner's 90th birthday, whichever occurs first, subject to a 200% cap. Withdrawals reduce the applicable values on a proportionate basis.

The amount of the death benefit paid by the Company depends upon whether the death of an Owner (or an Annuitant if the Owner is a non-natural person) occurs
(1) before or (2) on or after his/her 90th birthday

I. DEATH BEFORE 90TH BIRTHDAY. If an Owner (or an Annuitant if the Owner is not a natural person) dies before the Annuity Date and before his/her 90th birthday, the death benefit will be the GREATER of:

    (a) the Accumulated Value on the Valuation Date that the Company receives proof of death and all necessary claim paperwork, increased by any positive Market Value Adjustment; or

    (b) gross payments, accumulated daily at an effective annual yield of 7% from the date each payment is applied until the date of death, proportionately reduced to reflect withdrawals.

The value determined in section (b) above cannot exceed 200% of gross payments and Payment Credits, proportionately reduced for subsequent withdrawals.

II. DEATH ON OR AFTER 90TH BIRTHDAY. If an Owner (or an Annuitant if the Owner is not a natural person) dies before the Annuity Date but on or after his/her 90th birthday, the death benefit is equal to the GREATER of:

    (a) the Accumulated Value on the Valuation Date that the Company receives proof of death and all necessary claim paperwork, increased by any positive Market Value Adjustment; or

    (b) the death benefit, as calculated under Section I above, that would have been payable on the Contract anniversary prior to the deceased's 90th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals.

PROPORTIONATE REDUCTION: For each withdrawal, the proportionate reduction is calculated by multiplying the Section I(b) or II(b) value, whichever is applicable, immediately prior to the withdrawal by the following fraction:

                            Amount of the Withdrawal
            -----------------------------------------------------
              Accumulated Value determined immediately prior to
                                the Withdrawal

7(b). 7% ROLL-UP ENHANCED DEATH BENEFIT RIDER (FORM 3303-01)

This 7% Roll-Up Enhanced Death Benefit Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. The death benefit guarantees 7% growth until the date of death or the deceased Owner's 90th birthday, whichever occurs first, subject to a 200% cap. For purposes of determining the effect of withdrawals under this EDB Rider, withdrawals are classified as Proportionate Reduction Withdrawals and/or Direct Reduction Withdrawals (i.e. Dollar-for-Dollar). For purposes of the Blended Withdrawal Methodology discussed below, the Fixed Account and the Guarantee Period Accounts are considered Restricted Funds. ONCE AN ALLOCATION HAS BEEN MADE TO A RESTRICTED FUND, ALL FUTURE WITHDRAWALS IN ANY CONTRACT YEAR ARE PROPORTIONATE REDUCTION WITHDRAWALS.

PROPORTIONATE REDUCTION WITHDRAWALS. Proportionate Reduction Withdrawals are withdrawals that proportionately reduce the appropriate death benefit values. The proportionate reduction is calculated by multiplying the applicable death benefit value, as described below and as determined immediately prior to the withdrawal, by the following:

                Amount of the Proportionate Reduction Withdrawal
                ------------------------------------------------
        Accumulated Value determined immediately prior to the withdrawal

ALL REDUCTIONS UNDER SECTION II(b) BELOW ARE PROPORTIONATE REDUCTION
WITHDRAWALS.

DIRECT REDUCTION WITHDRAWALS (DOLLAR-FOR-DOLLAR). Direct Reduction Withdrawals are withdrawals that directly reduce (i.e. dollar-for-dollar) the appropriate death benefit value by an amount equal to the amount of the withdrawal.

BLENDED WITHDRAWAL METHODOLOGY. Under the Blended Withdrawal Methodology, if no allocation has ever been made to a Restricted Fund, all withdrawals that total an amount less than or equal to 7% of gross payments (determined as of the Valuation Date of the withdrawal) in a Contract Year are Direct Reduction Withdrawals (i.e. Dollar-for-Dollar). That part of a withdrawal that exceeds 7% of gross payments (determined as of the Valuation Date of the withdrawal) in a Contract Year is classified as a Proportionate Reduction Withdrawal.

ONCE A PROPORTIONATE REDUCTION WITHDRAWAL HAS BEEN TAKEN, ALL FUTURE WITHDRAWALS IN ANY CONTRACT YEAR ARE CLASSIFIED AS PROPORTIONATE REDUCTION WITHDRAWALS. SIMILARLY, AS NOTED ABOVE, ONCE AN ALLOCATION IS MADE TO A RESTRICTED FUND (CURRENTLY THE FIXED ACCOUNT AND ANY GUARANTEE PERIOD ACCOUNT), ALL FUTURE WITHDRAWALS IN ANY CONTRACT YEAR ARE CLASSIFIED AS PROPORTIONATE REDUCTION WITHDRAWALS. IN OTHER WORDS, NO FUTURE WITHDRAWALS WILL BE CLASSIFIED AS DIRECT REDUCTION WITHDRAWALS.

The calculation of the death benefit depends upon whether death occurs (1) before or on or (2) after the deceased's Owner 90th birthday.

I. DEATH BEFORE OR ON 90TH BIRTHDAY. If an Owner (or an Annuitant if the Owner is not a natural person) dies before the Annuity Date and before or on his/her 90th birthday, the death benefit will be the GREATER of:

    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork have been received at the Principal Office, increased for any positive Market Value Adjustment; or

    (b) gross payments, accumulated daily at an effective annual yield of 7% from the date each payment is applied until the date of death, reduced to reflect withdrawals using the Blended Withdrawal Methodology.

The value determined in section (b) above cannot exceed a cap of 200% of gross payments and Payment Credits, with both the value and the cap reduced by subsequent withdrawals using the Blended Withdrawal Methodology.

II. DEATH AFTER 90TH BIRTHDAY. If an Owner (or an Annuitant if the Owner is not a natural person) dies before the Annuity Date but after his/her 90th birthday, the death benefit is equal to the GREATER of:
    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork have been received at the Principal Office, increased by any positive Market Value Adjustment; or

    (b) the death benefit, as calculated under Section I above, that would have been payable on the deceased's 90th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals.

Subsequent withdrawals are calculated as Proportionate Reduction Withdrawals as described above.

Subject to certain restrictions and conditions, the Owner may establish a systematic withdrawal program that is designed to allow withdrawals of up to 7% of the initial payment and preserve a death benefit under this Rider equal to payments. For more information on this program, please contact the Company or your registered representative.

8(a). ANNUAL STEP-UP WITH 7% R0LL-UP ENHANCED DEATH BENEFIT RIDER (FORM 3264-99)

This Annual Step-Up with 7% Roll-Up Enhanced Death Benefit Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. The death benefit guarantees 7% growth until the date of death or the Contract anniversary prior to the deceased Owner's 90th birthday, whichever occurs first, subject to a 200% cap and provides for annual step-ups through the Contract anniversary prior to the deceased's Owner's 90th birthday. Withdrawals reduce the applicable values on a proportionate basis.

The amount of the death benefit paid by the Company depends upon whether the death of an Owner (or an Annuitant if the Owner is a non-natural person) occurs
(1) before or (2) on or after his/her 90th birthday

I. DEATH BEFORE 90TH BIRTHDAY. If an Owner (or an Annuitant if the Owner is not a natural person) dies before the Annuity Date and before his/her 90th birthday, the death benefit will be the GREATEST of:

    (a) the Accumulated Value on the Valuation Date that the Company receives proof of death, increased by any positive Market Value Adjustment;

    (b) gross payments, accumulated daily at an effective annual yield of 7% from the date each payment is applied until the date of death, proportionately reduced to reflect withdrawals; and

    (c) the highest Accumulated Value on any Contract anniversary date prior to the date of death, as determined after being increased for any positive Market Value Adjustment and subsequent payments and proportionately reduced for subsequent withdrawals.

The value determined in section (b) above cannot exceed 200% of gross payments and Payment Credits, proportionately reduced for subsequent withdrawals.

II. DEATH ON OR AFTER 90TH BIRTHDAY. If an Owner (or the Annuitant if the Owner is not a natural person) dies before the Annuity Date but on or after his/her 90th birthday, the death benefit is equal to the GREATER of:

    (a) the Accumulated Value on the Valuation Date that the Company receives proof of death, increased by any positive Market Value Adjustment; or

    (b) the death benefit, as calculated under Section I above, that would have been payable on the Contract anniversary prior to the deceased's 90th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals.

PROPORTIONATE REDUCTION: For each withdrawal, the proportionate reduction is calculated by multiplying the Section I(b), I(c)or II(b) value, whichever is applicable, immediately prior to the withdrawal by the following fraction:

                            Amount of the Withdrawal
              ----------------------------------------------------------
                   Accumulated Value determined immediately prior to
                                 the Withdrawal

8(b). ANNUAL STEP-UP WITH 7% ROLL-UP ENHANCED DEATH BENEFIT RIDER (FORM 3304-01)

This Annual Step-Up with 7% Roll-up Enhanced Death Benefit Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. The death benefit guarantees 7% growth until the date of death or the deceased Owner's 90th birthday, whichever occurs first, subject to a 200% cap, and also provides for annual step-ups through the Contract anniversary prior to the deceased's Owner's 90th birthday. For purposes of determining the effect of withdrawals under this EDB Rider, withdrawals are classified as Proportionate Reduction Withdrawals and/or Direct Reduction Withdrawals (i.e. Dollar-for Dollar). For purposes of the Blended Withdrawal Methodology discussed below, the Fixed Account and the Guarantee Period Accounts are considered Restricted Funds. ONCE AN ALLOCATION HAS BEEN MADE TO A RESTRICTED FUND, ALL FUTURE WITHDRAWALS IN ANY CONTRACT YEAR ARE PROPORTIONATE REDUCTION WITHDRAWALS.

PROPORTIONATE REDUCTION WITHDRAWALS. Proportionate Reduction Withdrawals are withdrawals that proportionately reduce the appropriate death benefit values. The proportionate reduction is calculated by multiplying the applicable death benefit value, as described below and as determined immediately prior to the withdrawal, by the following:

                            Amount of the Withdrawal
            -------------------------------------------------------
               Accumulated Value determined immediately prior to
                                 the Withdrawal

ALL REDUCTIONS UNDER SECTION II(b) BELOW ARE PROPORTIONATE REDUCTION
WITHDRAWALS.

DIRECT REDUCTION WITHDRAWALS (DOLLAR-FOR-DOLLAR). Direct Reduction Withdrawals are withdrawals that directly reduce (i.e. dollar-for-dollar) the appropriate death benefit value by an amount equal to the amount of the withdrawal.

BLENDED WITHDRAWAL METHODOLOGY. Under the Blended Withdrawal Methodology, if no allocation has ever been made to a Restricted Fund, all withdrawals that total an amount less than or equal to 7% of gross payments (determined as of the Valuation Date of the withdrawal) in a Contract Year are Direct Reduction Withdrawals (Dollar-For-Dollar). That part of a withdrawal that exceeds 7% of gross payments (determined as of the Valuation Date of the withdrawal) in a Contract Year is classified as a Proportionate Reduction Withdrawal.

ONCE A PROPORTIONATE REDUCTION WITHDRAWAL HAS BEEN TAKEN, ALL FUTURE WITHDRAWALS IN ANY CONTRACT YEAR ARE CLASSIFIED AS PROPORTIONATE REDUCTION WITHDRAWALS. SIMILARLY, AS NOTED ABOVE, ONCE AN ALLOCATION IS MADE TO A RESTRICTED FUND (CURRENTLY THE FIXED ACCOUNT AND ANY GUARANTEE PERIOD ACCOUNT), ALL FUTURE WITHDRAWALS IN ANY CONTRACT YEAR ARE CLASSIFIED AS PROPORTIONATE REDUCTION WITHDRAWALS. IN OTHER WORDS, NO FUTURE WITHDRAWALS WILL BE CLASSIFIED AS DIRECT REDUCTION WITHDRAWALS.

The calculation of the death benefit depends upon whether death occurs (1) before or on or (2) after the deceased's Owner 90th birthday.

I. DEATH BEFORE OR ON 90TH BIRTHDAY. If an Owner (or an Annuitant if the Owner is not a natural person) dies before the Annuity Date and before or on his/her 90th birthday, the death benefit will be the GREATEST of:

    (a) the Accumulated Value on the date that both the death certificate and all necessary claim paperwork have been received at the Principal Office, increased for any positive Market Value Adjustment;

    (b) gross payments, accumulated daily at an effective annual yield of 7% from the date each payment is applied until the date of death, adjusted to reflect withdrawals using the Blended Withdrawal Methodology; or

    (c) the highest Accumulated Value on any Contract anniversary date prior to the date of death, as determined after being increased for any positive Market Value Adjustment and subsequent payments and proportionately reduced for subsequent withdrawals.

The value determined in section (b) above cannot exceed a cap of 200% of gross payments and Payment Credits, with both the value and the cap reduced by subsequent withdrawals using the Blended Withdrawal Methodology.

Under section (c) above, subsequent withdrawals are calculated as Proportionate Reduction Withdrawals.

II. DEATH AFTER 90TH BIRTHDAY. If an Owner (or the Annuitant if the Owner is not a natural person) dies before the Annuity Date but after his/her 90th birthday, the death benefit is equal to the GREATER of:

    (a) the Accumulated Value on the date that both the death certificate and all necessary claim paperwork have been received at the Principal Office, increased for any positive Market Value Adjustment; or

    (b) the death benefit, as calculated under Section I above, that would have been payable on the deceased's 90th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals.

For the (b) value, subsequent withdrawals are calculated as Proportionate Reduction Withdrawals.

Subject to certain restrictions and conditions, the Owner may establish a systematic withdrawal program that is designed to allow withdrawals of up to 7% of the initial payment and preserve a death benefit under this Rider equal to payments. For more information on this program, please contact the Company or your registered representative.

                                   APPENDIX C
                        OPTIONAL ENHANCED EARNINGS RIDER

You may have elected the Enhanced Earnings Rider (EER) at issue if the oldest Owner had not yet attained age 76. The Rider provides for additional amounts to be paid to the beneficiary under certain circumstances in the event that an Owner (or an Annuitant if the Owner is a nonnatural person) dies prior to the Annuity Date.

The Company reserves the right to terminate the availability of the EER at any time; however, such a termination would not effect Riders issued prior to the termination date.

CONDITIONS FOR PAYMENT OF THE EER BENEFIT

For any benefit to be payable under the EER, certain conditions must be met, as follows:

1.  The death must occur prior to the Annuity Date.

2.  The difference between (a) and (b) must be greater than zero, where:

    (a) is the Accumulated Value, and

    (b) is gross payments not previously withdrawn.

    IF  (a) MINUS (b) IS ZERO OR LESS, NO BENEFIT WILL BE PAYABLE.

Under the EER, Accumulated Value is determined on the Valuation Date on which due proof of death and all necessary documentation have been received at the Principal Office.

For purposes of the EER, withdrawals will be considered withdrawn from earnings first and then withdrawn from gross payments on a last-in, first-out basis. Therefore, the value of the EER largely depends on the amount of earnings that accumulate under the Contract. If you expect to withdraw the earnings from your Accumulated Value, electing the EER may not be appropriate. Your financial representative can help you determine if the EER is appropriate in your circumstances.

AMOUNT OF EER BENEFIT

ISSUE AGE 0 TO 65 - If a benefit is payable under the EER and the Contract was issued prior to the oldest Owner's 66th birthday, the benefit will be equal to the LESSER of:

(a) 200% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 40% of the difference between the Accumulated Value and gross payments not previously withdrawn.

ISSUE AGE 66 TO 70 - If a benefit is payable under the EER and the Contract was issued on or after the oldest Owner's 66th birthday and before his/her 71st birthday, the benefit will be equal to the LESSER of:

(a) 80% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 40% of the difference between the Accumulated Value and gross payments not previously withdrawn.

ISSUE AGE 71TO 75 - If a benefit is payable under the EER and the Contract was issued on or after the oldest Owner's 71st birthday and before his/her 76th birthday, the benefit will be equal to the LESSER of:

(a) 50% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 25% of the difference between the Accumulated Value and gross payments not previously withdrawn.

EXAMPLES:

EXAMPLE 1. Assume that the oldest Owner is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Owner dies five years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $150,000.

The EER benefit on that date is equal to the LESSER of:

(a) 80% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (80% x 100,000) = $80,000; or

(b) 40% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (40% x (150,000 - 100,000)) = $20,000

The EER benefit is equal to $20,000 under (b), which is the lesser of $80,000 (80% x 100,000) and $20,000 (40% x (150,000 - 100,000)).

EXAMPLE 2. Assume that the oldest Owner is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Owner dies ten years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $250,000.

The EER benefit on that date is equal to the LESSER of:

(a) 80% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (80% x $100,000) = $80,000; or

(b) 40% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the Contract = (40% x ($250,000 - $100,000)) = $60,000

The EER benefit is equal to $60,000 under (b), which is the lesser of $80,000 (80% x $100,000) and $60,000 (40% x ($250,000 - $100,000)).

EXAMPLE 3. Assume that the oldest Owner is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $15,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal is considered to be a withdrawal of $15,000 of earnings. Immediately after the withdrawal, the Accumulated Value is $135,000 and the gross payments (not previously withdrawn) is $100,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 80% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (80% x $100,000) = $80,000; or

(b) 40% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (40% x ($135,000 - $100,000)) = $14,000

The EER benefit is equal to $14,000 under (b), which is the lesser of $80,000 (80% x 100,000) and $14,000 (40% x ($135,000 - $100,000)).

EXAMPLE 4. Assume that the oldest Owner is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $65,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of the withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal of $65,000 is considered to be a withdrawal of $50,000 earnings and $15,000 of gross payments. Immediately after the withdrawal, the Accumulated Value is $85,000 and the gross payments (not previously withdrawn) is $85,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 80% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (80% x $85,000) = $68,000; or

(b) 40% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (40% x ($85,000 - $85,000)) = $0

The EER benefit is equal to $0 under (b), which is the lesser of $68,000 (80% x $85,000) and $0 (40% x ($85,000 - $85,000)).

TERMINATING THE EER

Once the EER is chosen, it cannot be discontinued unless the underlying contract is surrendered, annuitized, or a death benefit is payable. The EER will terminate on the earliest of the following:

1.  the Annuity Date;

2.  the date the Contract is surrendered;

3.  the date the Company determines a death benefit is payable; or

4. if the deceased Owner's spouse, who is the sole beneficiary, continues the contract.


If the payment of the death benefit is deferred under the Contract or if the Contract is continued by the deceased Owner's spouse, the amount of the EER benefit will be applied to the Contract through an allocation to the Sub-Account investing in the DWS Money Market Portfolio and the EER will terminate.

                                   APPENDIX D
                SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT

PART 1: SURRENDER CHARGES

FULL SURRENDER -- Assume a payment of $50,000 is made on the Issue Date and no additional payments are made. Assume there are no partial withdrawals. The Withdrawal Without Surrender Charge Amount is equal to the greater of 100% of cumulative earnings (excluding Payment Credits) or 15% of the total of all payments invested in the Contract.

The table below presents examples of the surrender charge resulting from a full surrender, based on Hypothetical Accumulated Values.

                         HYPOTHETICAL         WITHDRAWAL         SURRENDER
          CONTRACT        ACCUMULATED     WITHOUT SURRENDER       CHARGE         SURRENDER
            YEAR            VALUE           CHARGE AMOUNT       PERCENTAGE        CHARGE
            ----            -----           -------------       ----------        ------
              1          $     56,160     $           7,500            8.5%      $   4,136
              2                60,653                 8,653            8.5%          4,250
              3                65,505                13,505            8.5%          4,250
              4                70,745                18,745            8.5%          4,250
              5                76,405                24,405            7.5%          3,750
              6                82,517                30,517            6.5%          3,250
              7                89,119                37,119            5.5%          2,750
              8                96,248                44,248            3.5%          1,750
              9               103,948                51,948            1.5%            750
             10               112,264                60,264            0.0%              0

WITHDRAWALS -- Assume a payment of $50,000 is made on the Issue Date and no additional payments are made. Assume that there are withdrawals as detailed below. The Withdrawal Without Surrender Charge Amount is equal to the greater of 100% of cumulative earnings (excluding Payment Credits) or 15% of the total of all payments invested in the Contract less that portion of any prior withdrawal(s) of payments that are subject to the surrender charge table.

The table below presents examples of the surrender charge resulting from withdrawals, based on Hypothetical Accumulated Values:

                   HYPOTHETICAL                         WITHDRAWAL         SURRENDER
    CONTRACT        ACCUMULATED                     WITHOUT SURRENDER       CHARGE         SURRENDER
      YEAR            VALUE         WITHDRAWALS       CHARGE AMOUNT       PERCENTAGE        CHARGE
      ----            -----         -----------       -------------       ----------        ------
        1          $     56,160     $         0     $           7,500            8.5%      $       0
        2                60,653               0                 8,653            8.5%              0
        3                65,505               0                13,505            8.5%              0
        4                70,745          30,000                18,745            8.5%            957
        5                44,005          10,000                 5,812            7.5%            314
        6                36,725           5,000                 5,184            6.5%              0
        7                34,264          10,000                 5,184            5.5%            265
        8                26,205          15,000                 4,461            3.5%            369
        9                12,101           5,000                 2,880            1.5%             32
       10                 7,669           5,000                 2,562            0.0%              0

PART 2: MARKET VALUE ADJUSTMENT

The market value factor is: [(1+i)/(1+j)](TO THE POWER OF n/365) - 1

For purposes of the examples below:

i = the guaranteed interest rate being credited to the guarantee period.

j = the guaranteed interest rate on the date of surrender for the guarantee period with a duration equal to the number of years remaining in the current guarantee period, rounded to the next higher number of whole years.

n = the number of days from the date of surrender to the expiration date of the guarantee period.

The following examples assume:

    1. The payment was allocated to a ten-year Guarantee Period Account with a Guaranteed Interest Rate of 8%.

    2. The date of surrender is seven years (2,555 days) from the expiration date.

    3. The value of the Guarantee Period Account is equal to $62,985.60 at the end of three years.

    4. No transfers or withdrawals affecting this Guarantee Period Account have been made.

    5. Surrender charges, if any, are calculated in the same manner as shown in the examples in Part 1.

NEGATIVE MARKET VALUE ADJUSTMENT (CAPPED) *

Assume that on the date of surrender, the current rate (j) is 11.00% or 0.11

       The market value factor  =   [(1+i)/(1+j)]n/365 - 1

                                =   [(1+.08)/(1+.11)]2555/365 - 1

                                =   (.97297)7 - 1

                                =   -.17454

   The Market Value Adjustment  =  Maximum of the market value factor multiplied by the withdrawal or the negative of the excess interest earned over 3%

                                =   Maximum (-.17454 X $62,985.60 or -8,349.25)

                                =   Maximum (-$10,992.38 or -$8,349.25)

                                =  -$8,349.25

*Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

NEGATIVE MARKET VALUE ADJUSTMENT (UNCAPPED)**

Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10

       The market value factor = [(1+i)/(1+j)](TO THE POWER OF n/365) - 1

                               = [(1+.08)/(1+.10)](TO THE POWER OF 2555/365) - 1

                               = (.98182)(TO THE POWER OF 7) - 1

                               = -.12054

   The Market Value Adjustment = the market value factor multiplied by the withdrawal

                               = -.12054 X $62,985.60

                               = -$7,592.11

**Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

POSITIVE MARKET VALUE ADJUSTMENT (CAPPED) *

Assume that on the date of surrender, the current rate (j) is 5.00% or 0.05

       The market value factor = [(1+i)/(1+j)]n/365 - 1

                               = [(1+.08)/(1+.05)]2555/365 - 1

                               = (1.02857)7 - 1

                               = .21798

   The Market Value Adjustment = Minimum of the market value factor multiplied by the withdrawal or the excess interest earned over 3%

                               = Minimum of (.21798 X $62,985.60 or $8,349.25)

                               = Minimum of ($13,729.78 or $8,349.25)

                               = $8,349.25

*Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

POSITIVE MARKET VALUE ADJUSTMENT (UNCAPPED)**

Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07

       The market value factor = [(1+i)/(1+j)](TO THE POWER OF n/365) - 1

                               = [(1+.08)/(1+.07)](TO THE POWER OF 2555/365) - 1

                               = (1.00935)((TO THE POWER OF 7) - 1

                               = .06728

   The Market Value Adjustment = the market value factor multiplied by the withdrawal

                               = .06728 X $62,985.60

                               = $4,237.90

**Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

                                   APPENDIX E
                         CONDENSED FINANCIAL INFORMATION
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                               SEPARATE ACCOUNT KG


                                                                                  YEAR ENDED DECEMBER 31ST
                                                                  ---------------------------------------------------------
SUB-ACCOUNT                                                          2005        2004        2003        2002        2001
-----------                                                       ---------------------------------------------------------
AIM V.I. UTILITIES FUND
    Unit Value $:
    Beginning of Period                                               0.750       0.616       0.532       0.677       1.000
    End of Period                                                     0.864       0.750       0.616       0.532       0.677
    Number of Units Outstanding at End of Period (in thousands)      14,983      11,875      10,174       9,254       2,849

ALGER AMERICAN BALANCED PORTFOLIO
Unit Value $:
    Beginning of Period                                               1.026       0.996       0.848       0.981       0.887
    End of Period                                                     1.097       1.026       0.996       0.848       0.981
    Number of Units Outstanding at End of Period (in thousands)      71,489      81,165      90,542      95,327      55,574

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
Unit Value $:
    Beginning of Period                                               0.679       0.637       0.479       0.735       1.014
    End of Period                                                     0.766       0.679       0.637       0.479       0.735
    Number of Units Outstanding at End of Period (in thousands)      37,385      42,604      46,804      48,154      44,504

CREDIT SUISSE TRUST EMERGING MARKETS PORTFOLIO
Unit Value $:
    Beginning of Period                                               1.009       0.819       0.581       0.667       0.748
    End of Period                                                     1.272       1.009       0.819       0.581       0.667
    Number of Units Outstanding at End of Period (in thousands)      13,871      12,866       9,474       7,270       3,264

CREDIT SUISSE TRUST GLOBAL SMALL CAP PORTFOLIO
Unit Value $:
    Beginning of Period                                               0.583       0.502       0.344       0.531       0.754
    End of Period                                                     0.668       0.583       0.502       0.344       0.531
    Number of Units Outstanding at End of Period (in thousands)      12,903      10,618       6,019       6,009       3,934

                                                                                  YEAR ENDED DECEMBER 31ST
                                                                  ---------------------------------------------------------
SUB-ACCOUNT                                                          2000        1999        1998        1997        1996
-----------                                                       ---------------------------------------------------------
AIM V.I. UTILITIES FUND
    Unit Value $:
    Beginning of Period                                                 N/A         N/A         N/A         N/A         N/A
    End of Period                                                       N/A         N/A         N/A         N/A         N/A
    Number of Units Outstanding at End of Period (in thousands)         N/A         N/A         N/A         N/A         N/A

ALGER AMERICAN BALANCED PORTFOLIO
Unit Value $:
    Beginning of Period                                               1.058       1.000         N/A         N/A         N/A
    End of Period                                                     1.014       1.058         N/A         N/A         N/A
    Number of Units Outstanding at End of Period (in thousands)      26,637           0         N/A         N/A         N/A

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
Unit Value $:
    Beginning of Period                                               1.197       1.000         N/A         N/A         N/A
    End of Period                                                     0.887       1.197         N/A         N/A         N/A
    Number of Units Outstanding at End of Period (in thousands)      35,277       1,495         N/A         N/A         N/A

CREDIT SUISSE TRUST EMERGING MARKETS PORTFOLIO
Unit Value $:
    Beginning of Period                                               1.000         N/A         N/A         N/A         N/A
    End of Period                                                     0.748         N/A         N/A         N/A         N/A
    Number of Units Outstanding at End of Period (in thousands)       1,256         N/A         N/A         N/A         N/A

CREDIT SUISSE TRUST GLOBAL SMALL CAP PORTFOLIO
Unit Value $:
    Beginning of Period                                               1.000         N/A         N/A         N/A         N/A
    End of Period                                                     0.754         N/A         N/A         N/A         N/A
    Number of Units Outstanding at End of Period (in thousands)       2,555         N/A         N/A         N/A         N/A

                                                                                  YEAR ENDED DECEMBER 31ST
                                                                  ---------------------------------------------------------
SUB-ACCOUNT                                                          2005        2004        2003        2002        2001
-----------                                                       ---------------------------------------------------------
DREYFUS IP MIDCAP STOCK PORTFOLIO
Unit Value $:
    Beginning of Period                                               1.392       1.233       0.949       1.100       1.153
    End of Period                                                     1.498       1.392       1.233       0.949       1.100
    Number of Units Outstanding at End of Period (in thousands)      48,787      53,998      61,205      61,956      35,401

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
Unit Value $:
    Beginning of Period                                               0.718       0.686       0.552       0.788       1.032
    End of Period                                                     0.734       0.718       0.686       0.552       0.788
    Number of Units Outstanding at End of Period (in thousands)       9,175      10,121      11,901      13,913      11,818

DWS CAPITAL GROWTH VIP
Unit Value $:
    Beginning of Period                                               0.927       0.871       0.696       0.997       1.254
    End of Period                                                     0.996       0.927       0.871       0.696       0.997
    Number of Units Outstanding at End of Period (in thousands)      94,664      33,347      37,576      41,844      43,019

DWS GLOBAL OPPORTUNITIES VIP
Unit Value $:
    Beginning of Period                                               1.532       1.260       0.857       1.085       1.459
    End of Period                                                     1.785       1.532       1.260       0.857       1.085
    Number of Units Outstanding at End of Period (in thousands)      29,183      31,147      30,661      34,826      37,471

DWS GROWTH & INCOME VIP
Unit Value $:
    Beginning of Period                                               0.852       0.785       0.628       0.829       0.947
    End of Period                                                     0.891       0.852       0.785       0.628       0.829
    Number of Units Outstanding at End of Period (in thousands)      85,395      40,306      45,199      46,691      44,293

                                                                                  YEAR ENDED DECEMBER 31ST
                                                                  ---------------------------------------------------------
SUB-ACCOUNT                                                          2000        1999        1998        1997        1996
-----------                                                       ---------------------------------------------------------
DREYFUS IP MIDCAP STOCK PORTFOLIO
Unit Value $:
    Beginning of Period                                               1.080       1.000         N/A         N/A         N/A
    End of Period                                                     1.153       1.080         N/A         N/A         N/A
    Number of Units Outstanding at End of Period (in thousands)      20,310         516         N/A         N/A         N/A

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
Unit Value $:
    Beginning of Period                                               1.177       1.000         N/A         N/A         N/A
    End of Period                                                     1.032       1.177         N/A         N/A         N/A
    Number of Units Outstanding at End of Period (in thousands)       8,187         878         N/A         N/A         N/A

DWS CAPITAL GROWTH VIP
Unit Value $:
    Beginning of Period                                               1.411       1.057       1.000         N/A         N/A
    End of Period                                                     1.254       1.411       1.057         N/A         N/A
    Number of Units Outstanding at End of Period (in thousands)      44,215      30,553           0         N/A         N/A

DWS GLOBAL OPPORTUNITIES VIP
Unit Value $:
    Beginning of Period                                               1.563       1.057       1.000         N/A         N/A
    End of Period                                                     1.459       1.563       1.057         N/A         N/A
    Number of Units Outstanding at End of Period (in thousands)      38,150      10,987           0         N/A         N/A

DWS GROWTH & INCOME VIP
Unit Value $:
    Beginning of Period                                               0.981       1.057       1.000         N/A         N/A
    End of Period                                                     0.947       0.981       1.057         N/A         N/A
    Number of Units Outstanding at End of Period (in thousands)      39,552      34,413           0         N/A         N/A

                                                                                  YEAR ENDED DECEMBER 31ST
                                                                  ---------------------------------------------------------
SUB-ACCOUNT                                                          2005        2004        2003        2002        2001
-----------                                                       ---------------------------------------------------------
DWS HEALTH CARE VIP
Unit Value $:
    Beginning of Period                                               1.139       1.055       0.800       1.055       1.000
    End of Period                                                     1.219       1.139       1.055       0.800       1.055
    Number of Units Outstanding at End of Period (in thousands)      17,848      20,688      23,181      20,830       9,388

DWS INTERNATIONAL VIP
Unit Value $:
    Beginning of Period                                               0.921       0.801       0.636       0.790       1.159
    End of Period                                                     1.054       0.921       0.801       0.636       0.790
    Number of Units Outstanding at End of Period (in thousands)      34,104      36,810      40,727      42,497      38,684

DWS BALANCED VIP
Unit Value $:
    Beginning of Period                                               1.362       1.293       1.112       1.330       1.436
    End of Period                                                     1.401       1.362       1.293       1.112       1.330
    Number of Units Outstanding at End of Period (in thousands)     112,219     136,894     158,329     182,254     198,614

DWS BLUE CHIP VIP
Unit Value $:
    Beginning of Period                                               1.274       1.114       0.888       1.156       1.392
    End of Period                                                     1.383       1.274       1.114       0.888       1.156
    Number of Units Outstanding at End of Period (in thousands)      64,342      78,148      84,330      95,152     108,416

DWS CORE FIXED INCOME VIP
Unit Value $:
    Beginning of Period                                               1.425       1.383       1.334       1.252       1.201
    End of Period                                                     1.436       1.425       1.383       1.334       1.252
    Number of Units Outstanding at End of Period (in thousands)      49,296      57,078      66,674      78,141      49,367

DWS DAVIS VENTURE VALUE VIP
Unit Value $:
    Beginning of Period                                               1.103       1.000       0.781       0.941       1.000
    End of Period                                                     1.192       1.103       1.000       0.781       0.941
    Number of Units Outstanding at End of Period (in thousands)      50,725      54,625      53,580      53,865      19,314

                                                                                  YEAR ENDED DECEMBER 31ST
                                                                  ---------------------------------------------------------
SUB-ACCOUNT                                                          2000        1999        1998        1997        1996
-----------                                                       ---------------------------------------------------------
DWS HEALTH CARE VIP
Unit Value $:
    Beginning of Period                                                 N/A         N/A         N/A         N/A         N/A
    End of Period                                                       N/A         N/A         N/A         N/A         N/A
    Number of Units Outstanding at End of Period (in thousands)         N/A         N/A         N/A         N/A         N/A

DWS INTERNATIONAL VIP
Unit Value $:
    Beginning of Period                                               1.501       1.057       1.000         N/A         N/A
    End of Period                                                     1.159       1.501       1.057         N/A         N/A
    Number of Units Outstanding at End of Period (in thousands)      35,705      19,494           0         N/A         N/A

DWS BALANCED VIP
Unit Value $:
    Beginning of Period                                               1.496       1.321       1.164       0.984       1.000
    End of Period                                                     1.436       1.496       1.321       1.164       0.984
    Number of Units Outstanding at End of Period (in thousands)     155,491     141,157      85,265      31,284         353

DWS BLUE CHIP VIP
Unit Value $:
    Beginning of Period                                               1.532       1.241       1.105       1.000         N/A
    End of Period                                                     1.392       1.532       1.241       1.105         N/A
    Number of Units Outstanding at End of Period (in thousands)     104,322      85,136      49,320      13,179         N/A

DWS CORE FIXED INCOME VIP
Unit Value $:
    Beginning of Period                                               1.109       1.148       1.079       1.003       1.000
    End of Period                                                     1.201       1.109       1.148       1.079       1.003
    Number of Units Outstanding at End of Period (in thousands)      39,396      41,387      29,010       8,255          22

DWS DAVIS VENTURE VALUE VIP
Unit Value $:
    Beginning of Period                                                 N/A         N/A         N/A         N/A         N/A
    End of Period                                                       N/A         N/A         N/A         N/A         N/A
    Number of Units Outstanding at End of Period (in thousands)         N/A         N/A         N/A         N/A         N/A

                                                                                  YEAR ENDED DECEMBER 31ST
                                                                  ---------------------------------------------------------
SUB-ACCOUNT                                                          2005        2004        2003        2002        2001
-----------                                                       ---------------------------------------------------------
DWS DREMAN FINANCIAL SERVICES VIP
Unit Value $:
    Beginning of Period                                               1.342       1.215       0.962       1.066       1.136
    End of Period                                                     1.322       1.342       1.215       0.962       1.066
    Number of Units Outstanding at End of Period (in thousands)      22,892      28,813      33,869      38,046      33,628

DWS DREMAN HIGH RETURN EQUITY VIP
Unit Value $:
    Beginning of Period                                               1.362       1.211       0.931       1.152       1.149
    End of Period                                                     1.449       1.362       1.211       0.931       1.152
    Number of Units Outstanding at End of Period (in thousands)     132,600     146,873     161,745     173,201     116,791

DWS DREMAN SMALL CAP VALUE VIP
    Unit Value $:
    Beginning of Period                                               1.971       1.586       1.133       1.296       1.117
    End of Period                                                     2.143       1.971       1.586       1.133       1.296
    Number of Units Outstanding at End of Period (in thousands)      54,103      66,158      71,093      75,953      48,921

DWS GLOBAL THEMATIC VIP
Unit Value $:
    Beginning of Period                                               1.174       1.037       0.815       0.981       1.177
    End of Period                                                     1.423       1.174       1.037       0.815       0.981
    Number of Units Outstanding at End of Period (in thousands)      20,131      20,878      20,336      20,709      18,168

DWS GOVERNMENT & AGENCY SECURITIES VIP
Unit Value $:
    Beginning of Period                                               1.424       1.392       1.381       1.296       1.223
    End of Period                                                     1.440       1.424       1.392       1.381       1.296
    Number of Units Outstanding at End of Period (in thousands)      65,750      79,487     109,356     184,162      80,609

DWS HIGH INCOME VIP
Unit Value $:
    Beginning of Period                                               1.381       1.245       1.014       1.031       1.019
    End of Period                                                     1.414       1.381       1.245       1.014       1.031
    Number of Units Outstanding at End of Period (in thousands)      79,756      97,566     120,130     124,810     120,205

                                                                                  YEAR ENDED DECEMBER 31ST
                                                                  ---------------------------------------------------------
SUB-ACCOUNT                                                          2000        1999        1998        1997        1996
-----------                                                       ---------------------------------------------------------
DWS DREMAN FINANCIAL SERVICES VIP
Unit Value $:
    Beginning of Period                                               0.907       1.057       1.000         N/A         N/A
    End of Period                                                     1.136       0.907       1.057         N/A         N/A
    Number of Units Outstanding at End of Period (in thousands)      28,132      20,494           0         N/A         N/A

DWS DREMAN HIGH RETURN EQUITY VIP
Unit Value $:
    Beginning of Period                                               0.983       1.057       1.000         N/A         N/A
    End of Period                                                     1.149       0.893       1.057         N/A         N/A
    Number of Units Outstanding at End of Period (in thousands)      75,998      78,707           0         N/A         N/A

DWS DREMAN SMALL CAP VALUE VIP
    Unit Value $:
    Beginning of Period                                               1.089       1.074       1.227       1.022         N/A
    End of Period                                                     1.117       1.089       1.074       1.227         N/A
    Number of Units Outstanding at End of Period (in thousands)      34,644      39,614      49,408      29,597         N/A

DWS GLOBAL THEMATIC VIP
Unit Value $:
    Beginning of Period                                               1.235       1.057       1.000         N/A         N/A
    End of Period                                                     1.177       1.235       1.057         N/A         N/A
    Number of Units Outstanding at End of Period (in thousands)      15,371       8,559           0         N/A         N/A

DWS GOVERNMENT & AGENCY SECURITIES VIP
Unit Value $:
    Beginning of Period                                               1.118       1.126       1.067       0.993       1.000
    End of Period                                                     1.223       1.118       1.126       1.067       0.993
    Number of Units Outstanding at End of Period (in thousands)      42,764      45,653      28,997       7,815         498

DWS HIGH INCOME VIP
Unit Value $:
    Beginning of Period                                               1.132       1.124       1.123       1.020       1.000
    End of Period                                                     1.019       1.132       1.124       1.123       1.020
    Number of Units Outstanding at End of Period (in thousands)     115,238     130,757     132,619      64,934         941

                                                                                  YEAR ENDED DECEMBER 31ST
                                                                  ---------------------------------------------------------
SUB-ACCOUNT                                                          2005        2004        2003        2002        2001
-----------                                                       ---------------------------------------------------------
DWS INTERNATIONAL SELECT EQUITY VIP
Unit Value $:
    Beginning of Period                                               1.276       1.094       0.855       1.002       1.345
    End of Period                                                     1.440       1.276       1.094       0.855       1.002
    Number of Units Outstanding at End of Period (in thousands)      34,719      38,352      38,494      44,113      40,663

DWS JANUS GROWTH AND INCOME VIP
Unit Value $:
    Beginning of Period                                               0.942       0.857       0.696       0.888       1.027
    End of Period                                                     1.041       0.942       0.857       0.696       0.888
    Number of Units Outstanding at End of Period (in thousands)      53,123      57,039      65,699      78,752      74,334

DWS JANUS GROWTH OPPORTUNITIES VIP
Unit Value $:
    Beginning of Period                                               0.724       0.652       0.522       0.783       1.014
    End of Period                                                     0.769       0.724       0.652       0.522       0.763
    Number of Units Outstanding at End of Period (in thousands)      46,197      53,672      60,325      71,942      85,539

DWS LARGE CAP VALUE VIP
Unit Value $:
    Beginning of Period                                               1.897       1.748       1.337       1.595       1.588
    End of Period                                                     1.907       1.897       1.748       1.337       1.595
    Number of Units Outstanding at End of Period (in thousands)      40,803      49,127      58,024      67,066      70,516

DWS MFS STRATEGIC VALUE VIP
Unit Value $:
    Beginning of Period                                               1.168       1.005       0.804       1.000         N/A
    End of Period                                                     1.149       1.168       1.005       0.804         N/A
    Number of Units Outstanding at End of Period (in thousands)       5,095       7,392       4,085       2,940         N/A

DWS MID CAP GROWTH VIP
Unit Value $:
    Beginning of Period                                               0.928       0.906       0.685       1.002       1.299
    End of Period                                                     1.053       0.928       0.906       0.685       1.002
    Number of Units Outstanding at End of Period (in thousands)      14,814      17,086      20,572      21,625      27,383

                                                                                  YEAR ENDED DECEMBER 31ST
                                                                  ---------------------------------------------------------
SUB-ACCOUNT                                                          2000        1999        1998        1997        1996
-----------                                                       ---------------------------------------------------------
DWS INTERNATIONAL SELECT EQUITY VIP
Unit Value $:
    Beginning of Period                                               1.715       1.194       1.100       1.019       1.000
    End of Period                                                     1.345       1.715       1.194       1.100       1.019
    Number of Units Outstanding at End of Period (in thousands)      45,507      41,325      46,830      30,789         360

DWS JANUS GROWTH & INCOME VIP
Unit Value $:
    Beginning of Period                                               1.147       1.000         N/A         N/A         N/A
    End of Period                                                     1.027       1.147         N/A         N/A         N/A
    Number of Units Outstanding at End of Period (in thousands)      62,660      10,483         N/A         N/A         N/A

DWS JANUS GROWTH OPPORTUNITIES VIP
Unit Value $:
    Beginning of Period                                               1.162       1.000         N/A         N/A         N/A
    End of Period                                                     1.014       1.162         N/A         N/A         N/A
    Number of Units Outstanding at End of Period (in thousands)      83,630      11,026         N/A         N/A         N/A

DWS LARGE CAP VALUE VIP
Unit Value $:
    Beginning of Period                                               1.387       1.566       1.332       1.036       1.000
    End of Period                                                     1.588       1.387       1.566       1.332       1.036
    Number of Units Outstanding at End of Period (in thousands)      71,229      89,798      90,048      53,634         317

DWS MFS STRATEGIC VALUE VIP
Unit Value $:
    Beginning of Period                                                 N/A         N/A         N/A         N/A         N/A
    End of Period                                                       N/A         N/A         N/A         N/A         N/A
    Number of Units Outstanding at End of Period (in thousands)         N/A         N/A         N/A         N/A         N/A

DWS MID CAP GROWTH VIP
Unit Value $:
    Beginning of Period                                               1.386       1.000         N/A         N/A         N/A
    End of Period                                                     1.299       1.386         N/A         N/A         N/A
    Number of Units Outstanding at End of Period (in thousands)      27,728       5,432         N/A         N/A         N/A

                                                                                  YEAR ENDED DECEMBER 31ST
                                                                  ---------------------------------------------------------
SUB-ACCOUNT                                                          2005        2004        2003        2002        2001
-----------                                                       ---------------------------------------------------------
DWS MONEY MARKET VIP
Unit Value $:
    Beginning of Period                                               1.180       1.186       1.194       1.195       1.168
    End of Period                                                     1.196       1.180       1.186       1.194       1.195
    Number of Units Outstanding at End of Period (in thousands)      61,161      68,139      99,559     180,367     183,584

DWS OAK STRATEGIC EQUITY VIP
Unit Value $:
    Beginning of Period                                               0.660       0.661       0.447       0.753       1.000
    End of Period                                                     0.625       0.660       0.661       0.447       0.753
    Number of Units Outstanding at End of Period (in thousands)      16,253      20,441      21,297      18,298       9,786

DWS SALOMON AGGRESSIVE GROWTH VIP
Unit Value $:
    Beginning of Period                                               0.876       0.794       0.594       0.872       1.000
    End of Period                                                     0.981       0.876       0.794       0.594       0.872
    Number of Units Outstanding at End of Period (in thousands)       6,711       7,592       8,395      10,088       2,671

DWS SMALL CAP GROWTH VIP
Unit Value $:
    Beginning of Period                                               1.179       1.077       0.822       1.253       1.785
    End of Period                                                     1.245       1.179       1.077       0.822       1.253
    Number of Units Outstanding at End of Period (in thousands)      40,451      42,214      51,463      52,450      50,132

DWS STRATEGIC INCOME VIP
Unit Value $:
    Beginning of Period                                               1.358       1.268       1.192       1.087       1.047
    End of Period                                                     1.371       1.358       1.268       1.192       1.087
    Number of Units Outstanding at End of Period (in thousands)      19,539      20,890      22,654      24,668       7,082

DWS TECHNOLOGY VIP
Unit Value $:
    Beginning of Period                                               0.838       0.834       0.577       0.908       1.361
    End of Period                                                     0.857       0.838       0.834       0.577       0.908
    Number of Units Outstanding at End of Period (in thousands)      55,324      64,797      78,219      79,087      92,061

                                                                                  YEAR ENDED DECEMBER 31ST
                                                                  ---------------------------------------------------------
SUB-ACCOUNT                                                          2000        1999        1998        1997        1996
-----------                                                       ---------------------------------------------------------
DWS MONEY MARKET VIP
Unit Value $:
    Beginning of Period                                               1.116       1.080       1.042       1.004       1.000
    End of Period                                                     1.168       1.116       1.080       1.042       1.004
    Number of Units Outstanding at End of Period (in thousands)      82,252      59,036      28,692      15,760       1,904

DWS OAK STRATEGIC EQUITY VIP
Unit Value $:
    Beginning of Period                                                 N/A         N/A         N/A         N/A         N/A
    End of Period                                                       N/A         N/A         N/A         N/A         N/A
    Number of Units Outstanding at End of Period (in thousands)         N/A         N/A         N/A         N/A         N/A

DWS SALOMON AGGRESSIVE GROWTH VIP
Unit Value $:
    Beginning of Period                                                 N/A         N/A         N/A         N/A         N/A
    End of Period                                                       N/A         N/A         N/A         N/A         N/A
    Number of Units Outstanding at End of Period (in thousands)         N/A         N/A         N/A         N/A         N/A

DWS SMALL CAP GROWTH VIP
Unit Value $:
    Beginning of Period                                               2.027       1.528       1.309       0.989       1.000
    End of Period                                                     1.785       2.027       1.528       1.309       0.989
    Number of Units Outstanding at End of Period (in thousands)      51,239      37,457      34,993      16,339         210

DWS STRATEGIC INCOME VIP
Unit Value $:
    Beginning of Period                                               1.035       1.115       1.019       1.000         N/A
    End of Period                                                     1.047       1.035       1.115       1.019         N/A
    Number of Units Outstanding at End of Period (in thousands)       3,951       3,483       2,760       1,317         N/A

DWS TECHNOLOGY VIP
Unit Value $:
    Beginning of Period                                               1.761       1.000         N/A         N/A         N/A
    End of Period                                                     1.361       1.761         N/A         N/A         N/A
    Number of Units Outstanding at End of Period (in thousands)      89,808      31,063         N/A         N/A         N/A

                                                                                  YEAR ENDED DECEMBER 31ST
                                                                  ---------------------------------------------------------
SUB-ACCOUNT                                                          2005        2004        2003        2002        2001
-----------                                                       ---------------------------------------------------------
DWS TURNER MID CAP GROWTH VIP
Unit Value $:
    Beginning of Period                                               0.936       0.855       0.584       0.875       1.000
    End of Period                                                     1.032       0.936       0.855       0.584       0.875
    Number of Units Outstanding at End of Period (in thousands)      22,040      22,412      26,882      21,986       6,848

DWS EQUITY INDEX 500 VIP
Unit Value $:
    Beginning of Period                                               0.883       0.811       0.643       0.840       0.968
    End of Period                                                     0.911       0.883       0.811       0.643       0.840
    Number of Units Outstanding at End of Period (in thousands)      96,115     112,590     120,291     118,554      76,215

                                                                                  YEAR ENDED DECEMBER 31ST
                                                                  ---------------------------------------------------------
SUB-ACCOUNT                                                          2000        1999        1998        1997        1996
-----------                                                       ---------------------------------------------------------
DWS TURNER MID CAP GROWTH VIP
Unit Value $:
    Beginning of Period                                                 N/A         N/A         N/A         N/A         N/A
    End of Period                                                       N/A         N/A         N/A         N/A         N/A
    Number of Units Outstanding at End of Period (in thousands)         N/A         N/A         N/A         N/A         N/A

DWS EQUITY INDEX 500 VIP
Unit Value $:
    Beginning of Period                                               1.090       1.000         N/A         N/A         N/A
    End of Period                                                     0.968       1.090         N/A         N/A         N/A
    Number of Units Outstanding at End of Period (in thousands)      52,751      17,600         N/A         N/A         N/A

                                   APPENDIX F
          EXAMPLES OF PRESENT VALUE WITHDRAWALS AND PAYMENT WITHDRAWALS

                              AFLIAC CONTRACTS ONLY

Assume in the examples below that a 65-year-old male annuitizes his contract exactly two years after the Issue Date. The annuitization amount is $250,000. Further assume that he selects a variable Life with Period Certain annuity payout option of Single Life with Payments Guaranteed for 10 Years, an Assumed Investment Return ("AIR") of 3%, and an annual Change Frequency. Assume that the Annuity Value purchases 1,370 Annuity Units and the first monthly annuity benefit payment is equal to $1,370. The following examples assume a net return of 8% (gross return of 9.4%).

PRESENT VALUE WITHDRAWALS

EXAMPLE 1. Assume that the Owner has taken no previous withdrawals and would like to take the maximum Present Value Withdrawal available at the beginning of the fifth contract year (the third year of the Annuity Payout phase).

        Annuity Units prior to withdrawal = 1,370
        Annuity Unit Value on the date of withdrawal = 1.09944
        Monthly Annuity Benefit Payment prior to withdrawal = $1,506.24

        Rate used in Present Value Determination = 5% (3% AIR plus 2% Withdrawal Adjustment Charge)
        Present Value of Future Guaranteed Annuity Benefit Payments
        = $119,961.92

        Maximum Present Value Withdrawal Amount = $89,971.44 ($119,961.92 x 75%)

        Annuity Units after withdrawal
        = 342.50 (1,370 x (1 - (89,971.44/119,961.92)))

        Annuity Unit Value on the date of withdrawal = 1.09944

        Monthly Annuity Benefit Payment after withdrawal = $376.56

Because the withdrawal is being made within 5 years of the Issue Date, the rate used in the Present Value Determination is increased by a Withdrawal Adjustment Charge. Since less than 10 years of guaranteed annuity payments are being valued, the Withdrawal Adjustment Charge is 2%. Because this is a Present Value Withdrawal, the number of Annuity Units will increase to 1,370 after the end of the 10-year period during which the Company guaranteed to make payments.

EXAMPLE 2. Assume that the Owner has taken no previous withdrawals and would like to take the maximum Present Value Withdrawal available at the beginning of the tenth contract year (eighth year of the Annuity Payout phase).

        Annuity Units prior to withdrawal = 1,370
        Annuity Unit Value on the date of withdrawal = 1.39350
        Monthly Annuity Benefit Payment prior to withdrawal = $1,909.09

        Rate used in Present Value Determination = 3% (3% AIR)
        Present Value of Future Guaranteed Annuity Benefit Payments = $65,849.08

        Maximum Present Value Withdrawal Amount
        = $49,386.81 ($65,849.08 x 75%)

        Annuity Units after withdrawal
        = 342.50 (1,370 x (1 - (49,386.81/65,849.08)))
        Annuity Unit Value on the date of withdrawal = 1.39350
        Monthly Annuity Benefit Payment after withdrawal = $477.27

Because the withdrawal is being made more than 5 years after the Issue Date, the rate used in the Present Value Determination is not increased by a Withdrawal Adjustment Charge. Because this is a Present Value Withdrawal, the number of Annuity Units will increase to 1,370 after the end of the 10-year period during which the Company guaranteed to make payments.

PAYMENT WITHDRAWALS

EXAMPLE 3. Assume that the Owner has taken no previous withdrawals and would like to take the maximum Payment Withdrawal of 10 monthly annuity benefit payments at the beginning of the fifth contract year (the third year of the Annuity Payout phase). At that time, the Annuitant's life expectancy is greater than 15 years.

        Last Monthly Annuity Benefit Payment = $1,436.50
        Withdrawal Amount = $14,365.00 (10 x 1,436.50)

        Annuity Units prior to withdrawal = 1,370
        Annuity Unit Value on the date of withdrawal = 1.09944
        Monthly Annuity Benefit Payment prior to withdrawal = $1,506.24

        Rate used in Present Value Determination
        = 4% (3% AIR plus 1% Withdrawal Adjustment Charge)
        Present Value of Future Annuity Benefit Payments = $234,482.77

        Annuity Units after withdrawal
        = 1,286.07 (1,370 x (1 - (14,365.00/234,482.77)))
        Annuity Unit Value on the date of withdrawal = 1.09944
        Monthly Annuity Benefit Payment after withdrawal = $1,413.96

Because the withdrawal is being made within 5 years of the Issue Date, the rate used in the Present Value Determination is increased by a Withdrawal Adjustment Charge. Since there are more than 15 years of annuity payments being valued (the Annuitant's life expectancy is more than 15 years), the Withdrawal Adjustment Charge is 1%. Because this is a Payment Withdrawal, the number of Annuity Units will not increase after the end of the 10-year period during which the Company guaranteed to make payments.

EXAMPLE 4. Assume that the Owner has taken no previous withdrawals and would like to take the maximum Payment Withdrawal of 10 monthly annuity benefit payments at the beginning of the tenth contract year (eighth year of the Annuity Payout phase).

        Last Monthly Annuity Benefit Payment = $1,820.71
        Withdrawal Amount = $18,207.10 (10 x 1,820.71)

        Annuity Units prior to withdrawal = 1,370
        Annuity Unit Value on the date of withdrawal = 1.39350
        Monthly Annuity Benefit Payment prior to withdrawal = $1,909.09

        Rate used in Present Value Determination = 3% (3% AIR)
        Present Value of Future Annuity Benefit Payments = $268,826.18

        Annuity Units after withdrawal
        = 1,272.71 (1,370 x (1 - (18,207.10/268,826.18)))
        Annuity Unit Value on the date of withdrawal = 1.39350
        Monthly Annuity Benefit Payment after withdrawal = $1,779.80

Because the withdrawal is being made more than 5 years after the Issue Date, the rate used in the Present Value Determination is not increased by a Withdrawal Adjustment Charge. Because this is a Payment Withdrawal, the number of Annuity Units will not increase after the end of the 10-year period during which the Company guaranteed to make payments.

PRESENT VALUE WITHDRAWAL VERSUS PAYMENT WITHDRAWAL

EXAMPLE 5. Assume that the Owner has taken no previous withdrawals and would like to take a $10,000 withdrawal at the beginning of the fifth contract year (the third year of the Annuity Payout phase). At that time, the Annuitant's life expectancy is greater than 15 years. The following examples show the impact of taking the withdrawal under the Present Value Withdrawal Option and the Payment Withdrawal Option.

PRESENT VALUE WITHDRAWAL

       Annuity Units prior to withdrawal = 1,370
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Benefit Payment prior to withdrawal = $1,506.24

       Rate used in Present Value Determination
        = 5% (3% AIR plus 2% Withdrawal Adjustment Charge)
       Present Value of future Guaranteed Annuity Benefit Payments = $119,961.92

       Withdrawal = $10,000

       Annuity Units after withdrawal = 1,255.80 (1,370 x (1 -
        (10,000/119,961.92)))
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Benefit Payment after withdrawal = $1,380.67

Because the withdrawal is being made within 5 years of the Issue Date, the rate used in the Present Value Determination is increased by a Withdrawal Adjustment Charge. Since less than 10 years of guaranteed annuity payments are being valued, the Withdrawal Adjustment Charge is 2%. Because this is a Present Value Withdrawal, the number of Annuity Units will increase to 1,370 at the end of the 10-year period during which the Company guaranteed to make payments.

PAYMENT WITHDRAWAL

        Annuity Units prior to withdrawal = 1,370
        Annuity Unit Value on the date of withdrawal = 1.09944
        Monthly Annuity Benefit Payment prior to withdrawal = $1,506.24

        Rate used in Present Value Determination
        = 4% (3% AIR plus 1% Withdrawal Adjustment Charge)
        Present Value of future Annuity Benefit Payments = $234,482.77

        Withdrawal = $10,000

        Annuity Units after withdrawal
        = 1,311.57 (1,370 x (1 - (10,000/$234,482.77)))
        Annuity Unit Value on the date of withdrawal = 1.09944
        Monthly Annuity Benefit Payment after withdrawal = $1,442.00

Because the withdrawal is being made within 5 years of the Issue Date, the rate used in the Present Value Determination is increased by a Withdrawal Adjustment Charge. Since there are more than 15 years of annuity payments being valued (the Annuitant's life expectancy is more than 15 years), the Withdrawal Adjustment Charge is 1%. Because this is a Payment Withdrawal, the number of Annuity Units will not increase at the end of the 10-year period during which the Company guaranteed to make payments.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION

                                       OF

  FLEXIBLE PAYMENT DEFERRED VARIABLE AND FIXED ANNUITY CONTRACTS FUNDED THROUGH

                                 SUB-ACCOUNTS OF

                               SEPARATE ACCOUNT KG

                INVESTING IN SHARES OF THE UNDERLYING PORTFOLIOS


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE SCUDDER GATEWAY PLUS PROSPECTUS OF SEPARATE ACCOUNT KG, DATED MAY 1, 2006 ("THE PROSPECTUS"). THE PROSPECTUS MAY BE OBTAINED FROM ANNUITY CLIENT SERVICES, ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY, 440 LINCOLN STREET, WORCESTER, MASSACHUSETTS 01653, TELEPHONE 1-800-782-8380.


                                DATED MAY 1, 2006




AFLIAC Scudder Gateway Plus

                                                 TABLE OF CONTENTS


GENERAL INFORMATION AND HISTORY                                                                      3

TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY                                       4

SERVICES                                                                                             4

UNDERWRITERS                                                                                         5

ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION                                           6

ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM                                          7

DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER                               7

PERFORMANCE INFORMATION                                                                              9

TAX-DEFERRED ACCUMULATION                                                                            18

FINANCIAL STATEMENTS                                                                                 F-1

                         GENERAL INFORMATION AND HISTORY


Separate Account KG (the "Variable Account") is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the "Company") authorized by vote of its Board of Directors on June 13, 1996. The Company is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, the Company was a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica)", which in turn was a direct subsidiary of Allmerica Financial Corporation ("AFC"). Effective December 31, 2002, Allmerica Financial became a Massachusetts domiciled insurance company and a direct wholly-owned subsidiary of The Hanover Insurance Group ("THG," formerly Allmerica Financial Corporation). On December 30, 2005, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"), 85 Broad Street, New York, NY 10004. The Company's principal office (the "Principal Office") is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone (508) 855-1000.

The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2005, the Company and its subsidiaries had over $11 billion in assets and over $17 billion of life insurance in force.


Several Sub-Accounts of the Variable Account are available under the Scudder Gateway Plus (the "Contract"). Each Sub-Account invests exclusively in shares of one of the following funds:

AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)
AIM V.I. Utilities Fund

THE ALGER AMERICAN FUND
Alger American Balanced Portfolio
Alger American Leveraged AllCap Portfolio


CREDIT SUISSE TRUST
Credit Suisse Trust Emerging Markets Portfolio
Credit Suisse Trust Global Small Cap Portfolio


DREYFUS INVESTMENT PORTFOLIOS
Dreyfus IP MidCap Stock Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
Dreyfus Socially Responsible Growth Fund, Inc.


DWS SCUDDER INVESTMENT VIT FUNDS
DWS Equity 500 Index VIP

DWS SCUDDER VARIABLE SERIES I (CLASS A)
DWS Capital Growth VIP
DWS Global Opportunities VIP
DWS Growth & Income VIP
DWS Health Care VIP
DWS International VIP

DWS VARIABLE SERIES II (CLASS A)
DWS Balanced VIP
DWS Blue Chip VIP
DWS Core Fixed Income VIP
DWS Davis Venture Value VIP
DWS Dreman Financial Services VIP
DWS Dreman High Return Equity VIP
DWS Dreman Small Cap Value VIP
DWS Global Thematic VIP
DWS Government & Agency Securities VIP
DWS High Income VIP
DWS International Select Equity VIP
DWS Janus Growth and Income VIP
DWS Janus Growth Opportunities VIP
DWS Large Cap Value VIP
DWS MFS Strategic Value VIP
DWS Mid Cap Growth VIP
DWS Money Market VIP
DWS Oak Strategic Equity VIP
DWS Salomon Aggressive Growth VIP
DWS Small Cap Growth VIP
DWS Strategic Income VIP
DWS Technology VIP
DWS Turner Mid Cap Growth VIP

                     TAXATION OF THE CONTRACT, THE VARIABLE
                             ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the Contract, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the Contract or the Variable Account.

The Variable Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Internal Revenue Code (the "Code"), and files a consolidated tax return with its parent and affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets or existence of the Contract or the Variable Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners ("Owners"). The Variable Account presently is not subject to tax.

                                    SERVICES

SERVICE PROVIDERS

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Underlying Portfolio shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Underlying Portfolio shares is reflected on the records of the Underlying Portfolio and is not represented by any transferable stock certificates.


ADMINISTRATIVE SERVICES. Goldman Sachs and the Company have retained Security Benefit Life Insurance Company and its affiliates (collectively, "Security Benefit") to provide systems, administrative, accounting, and other services to the Company. The principal administrative offices of Security Benefit are located at One Security Benefit Place, Topeka, Kansas, 66636. With respect to the Variable Account, it is currently anticipated that the agreements with Security Benefit go into effect on or about June 30, 2006. In addition, with respect to its variable product lines, the Company has entered into a Transition Services Agreement with First Allmerica and THG, effective December 30, 2005, under which employees of First Allmerica will provide systems, administrative, accounting, and other services to the Company, until such time as the administrative services agreements with Security Benefit are in effect.

EXPERTS. The financial statements of the Company as of December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005, and the financial statements of Separate Account KG of the Company as of December 31, 2005 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, the Company's independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.


MAIL ROOM SERVICES. Boston Financial Data Services, Inc. with principal offices at 2 Heritage Drive, North Quincy, Massachusetts 02171, provides mailroom service facilities and lockbox services to the Company. At such time as the administrative services agreements with Security Benefit Life Insurance Company and its affiliates are in effect with respect to the Variable Account (currently anticipated to be on or about June 30, 2006), the agreement with BFDS will terminate. See ADMINISTRATIVE SERVICES, above.

OTHER SERVICE ARRANGEMENTS

We may enter into certain arrangements under which we (or our affiliates) are compensated by the investment advisers, distributors and/or affiliates of the underlying funds for the distribution and/or administrative services which we provide to the underlying funds. The amount of the compensation usually is based on the aggregate net asset value of assets held in the separate accounts of the Company that are invested in an underlying fund. The amounts we receive under these arrangements currently range from 0.10% to 0.40%.

                                  UNDERWRITERS

VeraVest Investments, Inc. ("VeraVest"; formerly Allmerica Investments, Inc.), a wholly-owned subsidiary of Allmerica Financial, acts as the principal underwriter and general distributor of the Contract. VeraVest is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). VeraVest is located at 440 Lincoln Street, Worcester, MA 01653. The Contracts were sold by agents of Allmerica Financial who were registered representatives of VeraVest or by certain independent broker-dealers which are NASD members and whose representatives are authorized by applicable law to sell variable annuity contracts. As of the date of this Prospectus, the Company has effectively ceased issuing new contracts except in connection with certain pre-existing contractual plans and programs.

The Company paid commissions not to exceed 7.0% of payments to broker-dealers that sold the Contract. The Company currently does not pay direct commissions on additional payments to the Contracts. However, alternative commission schedules may be in effect with lower initial commission amounts plus ongoing annual compensation of up to 1% of the Contract's Accumulated Value.

To the extent permitted by NASD rules, overrides and promotional incentives or payments also may be provided to independent marketing organizations and broker-dealers based on the Contract's Accumulated Value, sales volumes, the performance of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract.

Commissions paid by the Company do not result in any charge to Owners or to the Variable Account in addition to the charges described under CHARGES AND DEDUCTIONS in the Prospectus. The Company intends to recoup the commission and other sales expense through a combination of anticipated surrender, withdrawal and/or annuitization charges, profits from the Company's general account, including the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company, and the profit, if any, from the mortality and expense risk charge.


The aggregate amounts of commissions paid to VeraVest Investments, Inc. for sales of all contracts funded by Separate Account KG (including contracts not described in the Prospectus) for the years 2003, 2004 and 2005 were $1,762,212.96, $582,834.64 and $64,102.21.

No commissions were retained by VeraVest Investments, Inc. for sales of all contracts funded by Separate Account KG (including contracts not described in the Prospectus) for the years 2003, 2004 and 2005.


           ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION

The method by which the Accumulated Value under the Contract is determined is described in detail under "Computation of Values" in the Prospectus.

ILLUSTRATION OF ACCUMULATION UNIT CALCULATION USING HYPOTHETICAL EXAMPLE. The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a Sub-Account at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit Value at the end of the current Valuation Period would be calculated as follows:

(1)  Accumulation Unit Value -- Previous Valuation Period                                   $  1.135000

(2)  Value of Assets -- Beginning of Valuation Period                                       $ 5,000,000

(3)  Excess of Investment Income and Net Gains Over Capital Losses                          $     1,675

(4)  Adjusted Gross Investment Rate for the Valuation Period (3) divided by (2)                0.000335

(5)  Annual Charge (one-day equivalent of 1.40% per annum)                                     0.000039

(6)  Net Investment Rate (4) - (5)                                                             0.000296

(7)  Net Investment Factor 1.000000 + (6)                                                      1.000296

(8)  Accumulation Unit Value -- Current Period (1) x (7)                                    $  1.135336

Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains by $1,675, the Accumulation Unit Value at the end of the Valuation Period would have been $1.134576.

The method for determining the amount of annuity benefit payments is described in detail under "Variable Annuity Benefit Payments" in the Prospectus.

ILLUSTRATION OF VARIABLE ANNUITY BENEFIT PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit Value and the variable annuity benefit payment may be illustrated by the following hypothetical example: Assume an Owner has 40,000 Accumulation Units in a Variable Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity benefit payment is $1.120000. Therefore, the Accumulated Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax or surrender charge, the first monthly payment would be $44.80 ($44,800 divided by $1,000) multiplied by $6.57, or $294.34.

Next, assume that the Annuity Unit Value for the assumed investment return of 3.0% per annum for the Valuation Date as of which the first payment was calculated was $1.100000. Annuity Unit Values will not be the same as Accumulation Unit Values because the former reflect the 3.0% assumed investment return used in the annuity rate calculations. When the Annuity Unit Value of $1.100000 is divided into the first monthly payment, the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity benefit payment is 1.000190. Multiplying this factor by .999919 (the one-day adjustment factor for the assumed investment return of 3.0% per annum) produces a factor of 1.000109. This then is multiplied by the Annuity Unit Value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit Value of $1.105121 for the current monthly payment. The current monthly payment then is determined by multiplying the number of Annuity Units by the current Annuity Unit Value, or
267.5818 times $1.105121, which produces a current monthly payment of $295.71.

           ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM

ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAMS. To the extent permitted by law, the Company reserves the right to offer Enhanced Automatic Transfer Program(s) from time to time. If you elect to participate, the Company will credit an enhanced interest rate to payments made to the Enhanced Automatic Transfer Program. Eligible payments:

-   must be new payments to the Contract, including the initial payment,

-   must be allocated to the Fixed Account, which will be the source account,

- must be automatically transferred out of the Fixed Account to one or more Sub-Accounts over a specified time period and

-   will receive the enhanced rate while they remain in the Fixed Account.

You may be able to establish more than one Enhanced Automatic Transfer Program. Payments made to the Contract during the same month will be part of the same Enhanced Automatic Transfer Program if the length of the time period is the same and the enhanced rate is the same. The allocation for all of the amounts in the same program will be in accordance with the instructions for the most recent payment to this program. The monthly transfer will be made on the date designated for the initial payment to this program. The amount allocated will be determined by dividing the amount in the program by the number of remaining months. For example, for a six-month program, the first automatic transfer will be 1/6th of the balance; the second automatic transfer will be 1/5th of the balance, and so on.

Payments to different Enhanced Automatic Transfer Programs will be handled in accordance with the instructions for each particular program.

     DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER

Effective January 31, 2002, the Company terminated the availability of the optional Minimum Guaranteed Annuity Payout (M-GAP) Rider. This termination does not affect M-GAP Riders issued prior to January 31, 2002 except that Owners who have previously elected the M-GAP Rider will not be able to purchase a new M-GAP Rider under the repurchase feature.

The M-GAP Rider provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase, after a ten year or fifteen year waiting period, subject to the conditions described below. On each Contract anniversary a Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is determined. The Minimum Guaranteed Annuity Payout Benefit Base is the value that will be annuitized should you exercise the Rider. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the Company's guaranteed annuity option rates listed under the Annuity Option Tables in the Contract. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:

    (a) the Accumulated Value increased by any positive Market Value Adjustment, if applicable, on the Contract Anniversary that the M-GAP Benefit Base is being determined;

    (b) the Accumulated Value on the effective date of the Rider accumulated daily at an effective annual yield of 5% plus gross payments made thereafter compounded daily at an effective annual yield of 5%, starting on the date each payment is applied, proportionately reduced to reflect withdrawals; or

    (c) the highest Accumulated Value on any Contract anniversary since the Rider effective date, as determined after being increased for subsequent payments and any positive Market Value Adjustment, if applicable, and proportionately reduced for subsequent withdrawals.

For each withdrawal described in (b) and (c) above, the proportionate reduction is calculated by multiplying the (b) or (c) value, whichever is applicable, determined immediately prior to the withdrawal by the following fraction:

                            amount of the withdrawal
               ------------------------------------------------------------
                  Accumulated Value determined immediately prior to the
                                   withdrawal

EXERCISING THE M-GAP RIDER.

- The Owner may only exercise the M-GAP Rider within thirty days after any Contract anniversary following the expiration of a ten or fifteen-year waiting period from the effective date of the Rider.

- The Owner may only annuitize under a fixed annuity payout option involving a life contingency as provided under "DESCRIPTION OF ANNUITY PAYOUT OPTIONS" in the Prospectus.

- The Owner may only annuitize at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in the Contract.

TERMINATING THE M-GAP RIDER.

The Owner may not terminate the M-GAP Rider prior to the seventh Contract anniversary after the effective date of the Rider. The Owner may terminate the Rider at any time after the seventh Contract anniversary following the effective date of the Rider. The Rider will terminate automatically upon surrender of the Contract or the date that a death benefit is payable if the Contract is not continued under "THE SPOUSE OF THE OWNER AS BENEFICIARY" under DESCRIPTION OF THE CONTRACT - THE ACCUMULATION PHASE.

From time to time the Company may illustrate minimum guaranteed income amounts under the M-GAP Rider for individuals based on a variety of assumptions, including varying rates of return on the value of the Contract during the accumulation phase, annuity payout periods, annuity payout options and M-GAP Rider waiting periods. Any assumed rates of return are for purposes of illustration only and are not intended as a representation of past or future investment rates of return.

For example, the illustration below assumes an initial payment of $100,000 for an Annuitant age 60 (at issue) and exercise of an M-GAP Rider with a ten-year waiting period. The illustration assumes that no subsequent payments or withdrawals are made and that the annuity payout option is a Life Annuity With 120 Monthly Payments Guaranteed. The values below have been computed based on a 5% net rate of return and are the guaranteed minimums that would be received under the M-GAP Rider. The minimum guaranteed benefit base amounts are the values that will be annuitized. Minimum guaranteed annual income values are based on a fixed annuity payout.

                                            MINIMUM                 MINIMUM
                      CONTRACT            GUARANTEED               GUARANTEED
                    ANNIVERSARY             BENEFIT                  ANNUAL
                    AT EXERCISE              BASE                  INCOME(1)
                 ----------------         ----------               ----------
                        10                $  162,889               $   12,153
                        15                $  207,892               $   17,695

(1)Other fixed annuity options involving a life contingency other than Life Annuity With Payments Guaranteed for 10 years are available. See "DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS" in the Prospectus.

The M-GAP Rider does not create Accumulated Value or guarantee performance of any investment option. Because this Rider is based on guaranteed actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by applying the then current annuity factors. Therefore, the Rider should be regarded as providing a guarantee of a minimum amount of annuity income. As described above, withdrawals will reduce the benefit base.

                             PERFORMANCE INFORMATION

Performance information for a Sub-Account may be compared, in reports and promotional literature, to certain indices described in the Prospectus under PERFORMANCE INFORMATION. In addition, the Company may provide advertising, sales literature, periodic publications or other material information on various topics of interest to Owners and prospective Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Contract and the characteristics of and market for such financial instruments. Total return data and supplemental total return information may be advertised based on the period of time that an Underlying Portfolio and/or an underlying Sub-Account have been in existence, even if longer than the period of time that the Contract has been offered. The results for any period prior to a Contract being offered will be calculated as if the Contract had been offered during that period of time, with all charges assumed to be those applicable to the Contract.

TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Sub-Account's asset charge and any applicable surrender charge which would be assessed upon complete withdrawal of the investment.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission (the "SEC"). The quotations are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable values, according to the following formula:

P(1 + T)(TO THE POWER OF n)   =     ERV

        Where: P          =    a hypothetical initial payment to the Variable
                               Account of $1,000

               T          =    average annual total return

               n          =    number of years

               ERV        =    the ending redeemable value of the $1,000 payment
                               at the end of the specified period

The calculation of Total Return includes the annual charges against the asset of the Sub-Account. This charge is 1.40% on an annual basis. The calculation of ending redeemable value assumes (1) the Contract was issued at the beginning of the period, and (2) a complete surrender of the Contract at the end of the period. The deduction of the surrender charge, if any, applicable at the end of the period is included in the calculation, according to the following schedule:

            COMPLETE YEARS FROM DATE
                   OF PAYMENT                        CHARGE
                   ----------                        ------
                   Less than 4                          8.5%
                   Less than 5                          7.5%
                   Less than 6                          6.5%
                   Less than 7                          5.5%
                   Less than 8                          3.5%
                   Less than 9                          1.5%
                   Thereafter                             0%

No surrender charge is deducted upon expiration of the periods specified above. In each calendar year, a certain amount (withdrawal without surrender charge amount, as described in the Prospectus) is not subject to the surrender charge.

The calculations of Total Return reflect the deduction of the $35 annual Contract fee.

SUPPLEMENTAL TOTAL RETURN INFORMATION

The Supplemental Total Return Information in this section refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period reduced by the Sub-Account's asset charges. It is assumed, however, that the investment is NOT withdrawn at the end of each period.

The quotations of Supplemental Total Return are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending values, according to the following formula:

        P(1 + T)(TO THE POWER OF n)   =    EV

     Where:  P     =    a hypothetical initial payment to the Variable Account
                        of $1,000

             T     =    average annual total return

             n     =    number of years

             EV    =    the ending value of the $1,000 payment at the end of the
                        specified period

The calculation of Supplemental Total Return reflects the 1.40% annual charge against the assets of the Sub-Accounts. The ending value assumes that the Contract is NOT surrendered at the end of the specified period, and therefore there is no adjustment for the surrender charge that would be applicable if the Contract was surrendered at the end of the period. The calculation of supplemental total return does not include the deduction of the $35 annual Contract fee.

PERFORMANCE TABLES. Quotations of average annual total return as shown in Table 1A are calculated in the standardized manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.40%, the effect of the $35 annual Contract fee, the Underlying Fund charges and the surrender charge which would be assessed if the investment were completely withdrawn at the end of the specified period. The calculation is not adjusted to reflect the deduction of any optional Rider charges.

Quotations of supplemental average total returns, as shown in Table 1B, are calculated in exactly the same manner and for the same periods of time, except that they do not reflect the Contract fee and assume that the Contract is not surrendered at the end of the periods shown.

Performance results in Tables 1A and 2A reflect the applicable deductions for the Contract fee, Sub-Account charges and Underlying Fund charges under this Contract and also assume that the Contract is surrendered at the end of the applicable period. Performance results in Tables 1B and 2B do not include the Contract fee and assume that the Contract is not surrendered at the end of the applicable period. Neither set of tables include optional Rider charges and neither sets reflects the 4% Payment Credit. Performance results in Tables 3 and 4, however, do reflect the 4% Payment Credit but also include all applicable deductions for the Contract Fee, Sub-Account charges, Underlying Fund charges and assume that the Contract is surrendered at the end of the applicable period. They do not include any optional Rider charge.

The performance shown in Tables 2A and 2B is calculated in exactly the same manner as that in Tables 1A and 1B; however, the period of time is based on the Underlying Fund's lifetime, which may predate the Sub-Account's inception date. These performance calculations are based on the assumption that the Sub-Account corresponding to the applicable Underlying Fund was actually in existence throughout the stated period and that the contractual charges and expenses during that period were equal to those currently assessed under this Contract.

The performance shown in Table 3 is calculated in exactly the same manner as that in Table 1A except that it is adjusted upward to reflect the 4% Payment Credit. Similarly, performance shown in Table 4 is calculated in exactly the same manner as that in Table 2A but is adjusted upward to reflect the 4% Payment Credit.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                               PERFORMANCE TABLES
                       ALLMERICA FINANCIAL LIFE INSURANCE
                               AND ANNUITY COMPANY

                                    TABLE 1A
                   AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT

                      FOR PERIODS ENDING DECEMBER 31, 2005

                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)


                                                                                        10 YEARS
                                                       SUB-ACCOUNT  FOR YEAR           (OR SINCE
                                                        INCEPTION     ENDED            INCEPTION
                                                          DATE      12/31/05  5 YEARS   IF LESS)
                                                       -----------  --------  -------  ---------
AIM V.I. Utilities Fund                                  5/1/01       6.86%    N/A       -4.46%
Alger American Balanced Portfolio                       11/15/99     -0.96%    0.11%      0.58%
Alger American Leveraged AllCap Portfolio               11/15/99      4.60%   -4.30%     -5.18%
Credit Suisse Trust Emerging Markets Portfolio           5/1/00      17.62%   10.18%      3.35%
Credit Suisse Trust Global Small Cap  Portfolio          5/1/00       6.23%   -3.68%     -7.82%
Dreyfus IP MidCap Stock Portfolio                        6/23/99     -0.28%    3.97%      5.65%
Dreyfus Socially Responsible Growth Fund, Inc.           6/23/99     -5.24%   -7.87%     -5.38%
DWS Capital Growth VIP                                   5/11/98     -0.39%   -5.84%     -0.52%
DWS Global Opportunities VIP                             5/6/98       8.02%    2.66%      7.48%
DWS Growth & Income VIP                                  5/1/98      -3.02%   -2.56%     -1.94%
DWS Health Care VIP                                      5/1/01      -0.81%     N/A       2.85%
DWS International VIP                                    5/6/98       6.19%   -3.28%      0.20%
DWS Balanced VIP                                        11/29/96     -4.71%   -1.95%      3.01%
DWS Blue Chip VIP                                        5/1/97       0.56%   -1.61%      3.22%
DWS Core Fixed Income VIP                               12/12/96     -6.56%    2.22%      3.27%
DWS Davis Venture Value VIP                              5/1/01       0.21%     N/A       2.30%
DWS Dreman Financial Services VIP                        5/4/98      -8.66%    1.64%      3.27%
DWS Dreman High Return Equity VIP                        5/4/98      -1.52%    3.23%      4.43%
DWS Dreman Small Cap Value VIP                          11/13/96      0.68%   12.88%      7.84%
DWS Global Thematic VIP                                  5/12/98     12.68%    2.49%      4.33%
DWS Government & Agency Securities VIP                   12/4/96     -6.30%    1.87%      3.27%
DWS High Income VIP                                     11/13/96     -5.07%    5.50%      3.05%
DWS International Select Equity VIP                     11/13/96      4.71%    0.00%      3.27%
DWS Janus Growth and Income VIP                         10/29/99      2.42%   -1.23%     -0.35%
DWS Janus Growth Opportunities VIP                      10/29/99     -1.63%   -6.86%     -5.17%
DWS Large Cap Value VIP                                 11/13/96     -6.81%    2.31%      6.66%
DWS MFS Strategic Value VIP                              5/1/02      -8.69%     N/A       1.76%
DWS Mid Cap Growth VIP                                   5/3/99       5.18%   -5.48%     -0.04%
DWS Money Market VIP                                    11/20/96     -6.06%   -0.94%      1.14%
DWS Oak Strategic Equity VIP                             5/1/01     -12.22%     N/A     -10.90%
DWS Salomon Aggressive Growth VIP                        5/1/01       3.85%     N/A      -1.82%
DWS Small Cap Growth VIP                                 12/4/96     -2.17%   -8.36%      1.73%
DWS Strategic Income VIP                                 5/1/97      -6.39%    4.26%      3.12%
DWS Technology VIP                                       5/3/99      -5.29%  -10.41%     -3.28%
DWS Turner Mid Cap Growth VIP                            5/1/01       2.20%     N/A      -0.79%
DWS Equity 500 Index VIP                                 9/1/99      -4.42%   -2.68%     -2.40%

                                    TABLE 1B
                    SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS

                      FOR PERIODS ENDING DECEMBER 31, 2005

                         SINCE INCEPTION OF SUB-ACCOUNT
                   (ASSUMING NO WITHDRAWAL OF THE INVESTMENT)


                                                                       FOR YEAR              SINCE
                                                         SUB-ACCOUNT     ENDED            INCEPTION OF
                                                       INCEPTION DATE  12/31/05  5 YEARS  SUB-ACCOUNT
                                                       --------------  --------  -------  -----------
AIM V.I. Utilities Fund                                    5/1/01       15.20%     N/A      -3.07%
Alger American Balanced Portfolio                         11/15/99       6.91%    1.58%      1.53%
Alger American Leveraged AllCap Portfolio                 11/15/99      12.84%   -2.89%     -4.25%
Credit Suisse Trust Emerging Markets Portfolio             5/1/00       26.14%   11.20%      4.34%
Credit Suisse Trust Global Small Cap  Portfolio            5/1/00       14.52%   -2.39%     -6.87%
Dreyfus IP MidCap Stock Portfolio                          6/23/99       7.64%    5.37%      6.39%
Dreyfus Socially Responsible Growth Fund, Inc.             6/23/99       2.17%   -6.60%     -4.63%
DWS Capital Growth VIP                                     5/11/98       7.43%   -4.50%     -0.05%
DWS Global Opportunities VIP                               5/6/98       16.53%    4.12%      7.87%
DWS Growth & Income VIP                                    5/1/98        4.58%   -1.21%     -1.49%
DWS Health Care VIP                                        5/1/01        6.98%     N/A       4.33%
DWS International VIP                                      5/6/98       14.54%   -1.88%      0.69%
DWS Balanced VIP                                          11/29/96       2.84%   -0.50%      3.78%
DWS Blue Chip VIP                                          5/1/97        8.52%   -0.14%      3.81%
DWS Core Fixed Income VIP                                 12/12/96       0.82%    3.64%      4.08%
DWS Davis Venture Value VIP                                5/1/01        8.10%     N/A       3.84%
DWS Dreman Financial Services VIP                          5/4/98       -1.47%    3.07%      3.71%
DWS Dreman High Return Equity VIP                          5/4/98        6.41%    4.75%      4.96%
DWS Dreman Small Cap Value VIP                            11/13/96       8.70%   13.92%      8.70%
DWS Global Thematic VIP                                    5/12/98      21.22%    3.87%      4.72%
DWS Government & Agency Securities VIP                     12/4/96       1.14%    3.33%      4.10%
DWS High Income VIP                                       11/13/96       2.43%    6.77%      3.87%
DWS International Select Equity VIP                       11/13/96      12.91%    1.38%      4.08%
DWS Janus Growth and Income VIP                           10/29/99      10.54%    0.28%      0.66%
DWS Janus Growth Opportunities VIP                        10/29/99       6.17%   -5.39%     -4.17%
DWS Large Cap Value VIP                                   11/13/96       0.54%    3.73%      7.33%
DWS MFS Strategic Value VIP                                5/1/02       -1.58%     N/A       3.87%
DWS Mid Cap Growth VIP                                     5/3/99       13.43%   -4.11%      0.77%
DWS Money Market VIP                                      11/20/96       1.36%    0.47%      1.98%
DWS Oak Strategic Equity VIP                               5/1/01       -5.36%     N/A      -9.59%
DWS Salomon Aggressive Growth VIP                          5/1/01       11.95%     N/A      -0.41%
DWS Small Cap Growth VIP                                   12/4/96       5.57%   -6.95%      2.44%
DWS Strategic Income VIP                                   5/1/97        0.95%    5.53%      3.70%
DWS Technology VIP                                         5/3/99        2.29%   -8.83%     -2.28%
DWS Turner Mid Cap Growth VIP                              5/1/01       10.20%     N/A       0.67%
DWS Equity 500 Index VIP                                   9/1/99        3.16%   -1.22%     -1.47%

                                    TABLE 2A
                          AVERAGE ANNUAL TOTAL RETURNS

                      FOR PERIODS ENDING DECEMBER 31, 2005

                   SINCE INCEPTION OF UNDERLYING PORTFOLIO(1)
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)


                                                                                      10 YEARS
                                                       PORTFOLIO  FOR YEAR           (OR SINCE
                                                       INCEPTION   ENDED             INCEPTION
                                                         DATE     12/31/05  5 YEARS   IF LESS)
                                                       ---------  --------  -------  ---------
AIM V.I. Utilities Fund                                 1/3/95       6.86%    -4.46%    4.42%
Alger American Balanced Portfolio                       9/5/89      -0.96%     0.11%    7.25%
Alger American Leveraged AllCap Portfolio               1/25/95      4.60%    -4.30%    8.53%
Credit Suisse Trust Emerging Markets Portfolio         12/31/97     17.62%    10.18%    5.42%
Credit Suisse Trust Global Small Cap  Portfolio         9/30/96      6.23%    -3.68%    1.77%
Dreyfus IP MidCap Stock Portfolio                       5/1/98      -0.28%     3.97%    4.59%
Dreyfus Socially Responsible Growth Fund, Inc.          10/7/93     -5.24%    -7.87%    3.67%
DWS Capital Growth VIP                                  7/16/85     -0.39%    -5.84%    5.34%
DWS Global Opportunities VIP                            5/1/96       8.02%     2.66%    9.10%
DWS Growth & Income VIP                                 5/2/94      -3.02%    -2.56%    3.67%
DWS Health Care VIP                                     5/1/01      -0.81%      N/A     2.85%
DWS International VIP                                   5/1/87       6.19%    -3.28%    3.31%
DWS Balanced VIP                                        4/6/82      -4.71%    -1.95%    4.15%
DWS Blue Chip VIP                                       5/1/97       0.56%    -1.61%    3.22%
DWS Core Fixed Income VIP                               5/1/96      -6.56%     2.22%    3.28%
DWS Davis Venture Value VIP                             5/1/01       0.21%      N/A     2.30%
DWS Dreman Financial Services VIP                       5/4/98      -8.66%     1.64%    3.27%
DWS Dreman High Return Equity VIP                       5/4/98      -1.52%     3.23%    4.43%
DWS Dreman Small Cap Value VIP                          5/1/96       0.68%    12.88%    7.27%
DWS Global Thematic VIP                                 5/5/98      12.68%     2.49%    4.05%
DWS Government & Agency Securities VIP                  9/3/87      -6.30%     1.87%    2.79%
DWS High Income VIP                                     4/6/82      -5.07%     5.50%    3.53%
DWS International Select Equity VIP                     1/6/92       4.71%     0.00%    4.00%
DWS Janus Growth and Income VIP                        10/29/99      2.42%    -1.23%   -0.35%
DWS Janus Growth Opportunities VIP                     10/29/99     -1.63%    -6.86%   -5.17%
DWS Large Cap Value VIP                                 5/1/96      -6.81%     2.31%    7.59%
DWS MFS Strategic Value VIP                             5/1/02      -8.69%      N/A     1.76%
DWS Mid Cap Growth VIP                                  5/3/99       5.18%    -5.48%   -0.04%
DWS Money Market VIP                                    4/6/82      -6.06%    -0.94%    1.02%
DWS Oak Strategic Equity VIP                            5/1/01      -12.22%     N/A   -10.90%
DWS Salomon Aggressive Growth VIP                       5/1/01       3.85%      N/A    -1.82%
DWS Small Cap Growth VIP                                5/2/94      -2.17%    -8.36%    3.96%
DWS Strategic Income VIP                                5/1/97      -6.39%     4.26%    3.12%
DWS Technology VIP                                      5/3/99      -5.29%   -10.41%   -3.28%
DWS Turner Mid Cap Growth VIP                           5/1/01       2.20%      N/A    -0.79%
DWS Equity 500 Index VIP                                9/1/99      -4.42%    -2.68%   -2.40%


(1) Many of the Underlying Portfolios in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Portfolio rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Portfolio since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

                                    TABLE 2B
                    SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS

                      FOR PERIODS ENDING DECEMBER 31, 2005

                   SINCE INCEPTION OF UNDERLYING PORTFOLIO(1)
                   (ASSUMING NO WITHDRAWAL OF THE INVESTMENT)


                                                                                      10 YEARS
                                                       PORTFOLIO  FOR YEAR           (OR SINCE
                                                       INCEPTION    ENDED            INCEPTION
                                                          DATE    12/31/05  5 YEARS   IF LESS)
                                                       ---------  --------  -------  ---------
AIM V.I. Utilities Fund                                  1/3/95    15.20%    -3.17%    5.69%
Alger American Balanced Portfolio                        9/5/89     6.91%     1.58%    8.21%
Alger American Leveraged AllCap Portfolio               1/25/95    12.84%    -2.89%    8.60%
Credit Suisse Trust Emerging Markets Portfolio          12/31/97   26.14%    11.20%    6.66%
Credit Suisse Trust Global Small Cap  Portfolio         9/30/96    14.52%    -2.39%    2.91%
Dreyfus IP MidCap Stock Portfolio                        5/1/98     7.64%     5.37%    5.06%
Dreyfus Socially Responsible Growth Fund, Inc.          10/7/93     2.17%    -6.60%    4.45%
DWS Capital Growth VIP                                  7/16/85     7.43%    -4.50%    6.13%
DWS Global Opportunities VIP                             5/1/96    16.53%     4.12%    9.87%
DWS Growth & Income VIP                                  5/2/94     4.58%    -1.21%    4.49%
DWS Health Care VIP                                      5/1/01     6.98%      N/A     4.33%
DWS International VIP                                    5/1/87    14.54%    -1.88%    4.27%
DWS Balanced VIP                                         4/6/82     2.84%    -0.50%    5.07%
DWS Blue Chip VIP                                        5/1/97     8.52%    -0.14%    3.81%
DWS Core Fixed Income VIP                                5/1/96     0.82%     3.64%    4.06%
DWS Davis Venture Value VIP                              5/1/01     8.10%      N/A     3.84%
DWS Dreman Financial Services VIP                        5/4/98    -1.47%     3.07%    3.71%
DWS Dreman High Return Equity VIP                        5/4/98     6.41%     4.75%    4.96%
DWS Dreman Small Cap Value VIP                           5/1/96     8.70%    13.92%    8.06%
DWS Global Thematic VIP                                  5/5/98    21.22%     3.87%    4.45%
DWS Government & Agency Securities VIP                   9/3/87     1.14%     3.33%    3.91%
DWS High Income VIP                                      4/6/82     2.43%     6.77%    4.54%
DWS International Select Equity VIP                      1/6/92    12.91%     1.38%    4.96%
DWS Janus Growth and Income VIP                         10/29/99   10.54%     0.28%    0.66%
DWS Janus Growth Opportunities VIP                      10/29/99    6.17%    -5.39%   -4.17%
DWS Large Cap Value VIP                                  5/1/96     0.54%     3.73%    8.19%
DWS MFS Strategic Value VIP                              5/1/02    -1.58%      N/A     3.87%
DWS Mid Cap Growth VIP                                   5/3/99    13.43%    -4.11%    0.77%
DWS Money Market VIP                                     4/6/82     1.36%     0.47%    2.12%
DWS Oak Strategic Equity VIP                             5/1/01    -5.36%      N/A    -9.59%
DWS Salomon Aggressive Growth VIP                        5/1/01    11.95%      N/A    -0.41%
DWS Small Cap Growth VIP                                 5/2/94     5.57%    -6.95%    4.75%
DWS Strategic Income VIP                                 5/1/97     0.95%     5.53%    3.70%
DWS Technology VIP                                       5/3/99     2.29%    -8.83%   -2.28%
DWS Turner Mid Cap Growth VIP                            5/1/01    10.20%      N/A     0.67%
DWS Equity 500 Index VIP                                 9/1/99     3.16%    -1.22%   -1.47%


(1) Many of the Underlying Portfolios in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Portfolio rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Portfolio since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

                                     TABLE 3
                          AVERAGE ANNUAL TOTAL RETURNS
                           INCLUDING 4% PAYMENT CREDIT

                      FOR PERIODS ENDING DECEMBER 31, 2005

                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)


                                                          SUB-                         SINCE
                                                        ACCOUNT   FOR YEAR           INCEPTION
                                                       INCEPTION    ENDED             OF SUB-
                                                          DATE    12/31/05  5 YEARS   ACCOUNT
                                                       ---------  --------  -------  ---------
AIM V.I. Utilities Fund                                  5/1/01    11.14%      N/A    -3.79%
Alger American Balanced Portfolio                       11/15/99    1.71%    -0.39%   -0.05%
Alger American Leveraged AllCap Portfolio               11/15/99    7.79%    -4.49%   -5.47%
Credit Suisse Trust Emerging Markets Portfolio           5/1/00    22.48%    10.90%    3.92%
Credit Suisse Trust Global Small Cap  Portfolio          5/1/00    10.49%    -3.02%   -7.26%
Dreyfus IP MidCap Stock Portfolio                       6/23/99     2.38%     3.51%    4.96%
Dreyfus Socially Responsible Growth Fund, Inc.          6/23/99    -1.77%    -7.44%   -5.10%
DWS Capital Growth VIP                                  5/11/98     2.99%    -5.67%   -0.60%
DWS Global Opportunities VIP                             5/6/98    11.56%     2.54%    7.01%
DWS Growth & Income VIP                                  5/1/98     0.38%    -2.26%   -1.90%
DWS Health Care VIP                                      5/1/01     2.67%      N/A     3.29%
DWS International VIP                                    5/6/98     9.80%    -3.22%   -0.01%
DWS Balanced VIP                                        11/29/96   -2.10%    -2.35%    2.90%
DWS Blue Chip VIP                                        5/1/97     3.32%    -2.06%    2.77%
DWS Core Fixed Income VIP                               12/12/96   -3.64%     2.25%    3.62%
DWS Davis Venture Value VIP                              5/1/01     3.56%      N/A     2.59%
DWS Dreman Financial Services VIP                        5/4/98    -5.75%     1.75%    3.07%
DWS Dreman High Return Equity VIP                        5/4/98     0.22%     1.90%    2.73%
DWS Dreman Small Cap Value VIP                          11/13/96    3.26%    12.31%    7.54%
DWS Global Thematic VIP                                 5/12/98    17.14%     2.98%    4.50%
DWS Government & Agency Securities VIP                  12/4/96    -3.62%     1.63%    3.35%
DWS High Income VIP                                     11/13/96   -2.09%     5.55%    3.39%
DWS International Select Equity VIP                     11/13/96    8.50%     0.41%    4.08%
DWS Janus Growth and Income VIP                         10/29/99    5.01%    -1.90%   -1.13%
DWS Janus Growth Opportunities VIP                      10/29/99    0.84%    -7.49%   -5.89%
DWS Large Cap Value VIP                                 11/13/96   -3.89%     2.36%    6.89%
DWS MFS Strategic Value VIP                              5/1/02    -5.06%      N/A     2.87%
DWS Mid Cap Growth VIP                                   5/3/99     8.69%    -5.40%   -0.13%
DWS Money Market VIP                                    11/20/96   -3.17%    -1.03%    1.45%
DWS Oak Strategic Equity VIP                             5/1/01    -8.88%      N/A   -10.30%
DWS Salomon Aggressive Growth VIP                        5/1/01     7.88%      N/A    -1.11%
DWS Small Cap Growth VIP                                12/4/96     0.58%    -8.72%    1.61%
DWS Strategic Income VIP                                 5/1/97    -2.92%     4.85%    3.73%
DWS Technology VIP                                       5/3/99    -3.69%   -11.70%   -4.79%
DWS Turner Mid Cap Growth VIP                            5/1/01     5.99%      N/A    -0.24%
DWS Equity 500 Index VIP                                 9/1/99    -1.88%    -3.16%   -3.02%

                                     TABLE 4
                    SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                           INCLUDING 4% PAYMENT CREDIT

                      FOR PERIODS ENDING DECEMBER 31, 2005

                  SINCE INCEPTION OF UNDERLYING PORTFOLIO (1)
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)


                                                                                     10 YEARS
                                                          FUND    FOR YEAR           (OR SINCE
                                                       INCEPTION   ENDED             INCEPTION
                                                          DATE    12/31/05  5 YEARS   IF LESS)
                                                       ---------  --------  -------  ---------
AIM V.I. Utilities Fund                                  1/3/95    11.14%   -3.86%      5.36%
Alger American Balanced Portfolio                        9/5/89     1.71%   -0.39%      7.20%
Alger American Leveraged AllCap Portfolio               1/25/95     7.79%   -4.49%      7.14%
Credit Suisse Trust Emerging Markets Portfolio          12/31/97   22.48%   10.90%      6.85%
Credit Suisse Trust Global Small Cap  Portfolio         9/30/96    10.49%   -3.02%      3.23%
Dreyfus IP MidCap Stock Portfolio                        5/1/98     2.38%    3.51%      3.79%
Dreyfus Socially Responsible Growth Fund, Inc.          10/7/93    -1.77%   -7.44%      4.52%
DWS Capital Growth VIP                                  7/16/85     2.99%   -5.67%      5.88%
DWS Global Opportunities VIP                             5/1/96    11.56%    2.54%      9.18%
DWS Growth & Income VIP                                  5/2/94     0.38%   -2.26%      4.38%
DWS Health Care VIP                                      5/1/01     2.67%     N/A       3.29%
DWS International VIP                                    5/1/87     9.80%   -3.22%      3.87%
DWS Balanced VIP                                         4/6/82    -2.10%   -2.35%      4.16%
DWS Blue Chip VIP                                        5/1/97     3.32%   -2.06%      2.77%
DWS Core Fixed Income VIP                                5/1/96    -3.64%    2.25%      3.57%
DWS Davis Venture Value VIP                              5/1/01     3.56%     N/A       2.59%
DWS Dreman Financial Services VIP                        5/4/98    -5.75%    1.75%      3.07%
DWS Dreman High Return Equity VIP                        5/4/98     0.22%    1.90%      2.73%
DWS Dreman Small Cap Value VIP                           5/1/96     3.26%   12.31%      6.87%
DWS Global Thematic VIP                                  5/5/98    17.14%    2.98%      4.22%
DWS Government & Agency Securities VIP                   9/3/87    -3.62%    1.63%      3.11%
DWS High Income VIP                                      4/6/82    -2.09%    5.55%      4.03%
DWS International Select Equity VIP                      1/6/92     8.50%    0.41%      4.94%
DWS Janus Growth and Income VIP                         10/29/99    5.01%   -1.90%     -1.13%
DWS Janus Growth Opportunities VIP                      10/29/99    0.84%   -7.49%     -5.89%
DWS Large Cap Value VIP                                  5/1/96    -3.89%    2.36%      7.73%
DWS MFS Strategic Value VIP                              5/1/02    -5.06%     N/A       2.87%
DWS Mid Cap Growth VIP                                   5/3/99     8.69%   -5.40%     -0.13%
DWS Money Market VIP                                     4/6/82    -3.17%   -1.03%      1.56%
DWS Oak Strategic Equity VIP                             5/1/01    -8.88%     N/A     -10.30%
DWS Salomon Aggressive Growth VIP                        5/1/01     7.88%     N/A      -1.11%
DWS Small Cap Growth VIP                                 5/2/94     0.58%   -8.72%      3.88%
DWS Strategic Income VIP                                 5/1/97    -2.92%    4.85%      3.73%
DWS Technology VIP                                       5/3/99    -3.69%   -11.70%    -4.79%
DWS Turner Mid Cap Growth VIP                            5/1/01     5.99%     N/A      -0.24%
DWS Equity 500 Index VIP                                 9/1/99    -1.88%   -3.16%     -3.02%


(1) Many of the Underlying Portfolios in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Portfolio rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Portfolio since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

YIELD AND EFFECTIVE YIELD - THE SCUDDER MONEY MARKET SUB-ACCOUNT


Set forth below is yield and effective yield information for the DWS Money Market Sub-Account for the seven-day period ended December 31, 2005:



                  Yield                              2.34%
                  Effective Yield                    2.37%


The yield and effective yield figures are calculated by standardized methods prescribed by rules of the SEC. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, and then multiplying the return for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.


The DWS Money Market Sub-Account computes effective yield by compounding the unannualized base period return by using the formula:


        Effective Yield = [(base period return + 1) (TO THE POWER OF 365/7)] - 1

The calculations of yield and effective yield reflect the $35 Contract fee.

                                             TAX-DEFERRED ACCUMULATION

                                        NON-QUALIFIED            CONVENTIONAL
                                        ANNUITY CONTRACT         SAVINGS PLAN

                           AFTER-TAX CONTRIBUTIONS AND
                              TAX-DEFERRED EARNINGS
                        ----------------------------------
                                          TAXABLE LUMP SUM    AFTER-TAX CONTRIBUTIONS
                        NO WITHDRAWALS     SUM WITHDRAWAL      AND TAXABLE EARNINGS
                        --------------    ----------------    -----------------------
            Years 10     $  107,946         $   86,448               $   81,693
            Years 20        233,048            165,137                  133,476
            Years 30        503,133            335,021                  218,082

This chart compares the accumulation of a $50,000 initial investment into a non-qualified annuity contract with a conventional savings plan. Contributions to the non-qualified annuity contract and the conventional savings plan are made after tax. Only the gain in the non-qualified annuity contract will be subject to income tax in a taxable lump sum withdrawal. The chart assumes a 37.1% federal marginal tax rate and an 8% annual return. The 37.1% federal marginal tax is based on a marginal tax rate of 36%, representative of the target market, adjusted to reflect a decrease of $3 of itemized deductions for each $100 of income over $117,950. Tax rates are subject to change as is the tax-deferred treatment of the Contract. Income on non-qualified annuity contracts is taxed as ordinary income upon withdrawal. A 10% tax penalty may apply to early withdrawals. See FEDERAL TAX CONSIDERATIONS in the Prospectus.

The chart does not reflect the following charges and expenses under the
Contract: 1.25% for mortality and expense risk; 0.15% administration charges; 8.5% maximum surrender charge; and $35 annual Contract fee. The tax-deferred accumulation would be reduced if these charges were reflected. No implication is intended by the use of these assumptions that the return shown is guaranteed in any way or that the return shown represents an average or expected rate of return over the period of the Contract. (IMPORTANT -- THIS IS NOT AN ILLUSTRATION OF YIELD OR RETURN.)

Unlike savings plans, contributions to non-qualified annuity contracts provide tax-deferred treatment on earnings. In addition, contributions to tax-deferred retirement annuities are not subject to current tax in the year of contribution. When monies are received from a non-qualified annuity contract (and you have many different options on how you receive your funds), they are subject to income tax. At the time of receipt, if the person receiving the monies is retired, not working or has additional tax exemptions, these monies may be taxed at a lesser rate.

                              FINANCIAL STATEMENTS

Financial Statements are included for Allmerica Financial Life Insurance and Annuity Company and for its Separate Account KG.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholder of Allmerica Financial Life Insurance and Annuity Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, shareholder's equity, comprehensive income and cash flows present fairly, in all material respects, the financial position of Allmerica Financial Life Insurance and Annuity Company at December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP


Hartford, Connecticut
April 27, 2006

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

CONSOLIDATED STATEMENTS OF INCOME

                                                                     PREDECESSOR     PREDECESSOR     PREDECESSOR
FOR THE YEARS ENDED DECEMBER 31,                                        2005            2004            2003
----------------------------------------------------------------------------------------------------------------
(In millions)
REVENUES
   Premiums                                                         $       36.9    $       39.5    $       41.9
   Universal life and investment product policy fees                       244.6           280.0           319.3
   Net investment income                                                   192.6           217.5           270.9
   Net realized investment gains                                            22.9             8.6            16.4
   Other income                                                             33.0            40.2           121.1
                                                                    --------------------------------------------
     Total revenues                                                        530.0           585.8           769.6
                                                                    --------------------------------------------
BENEFITS, LOSSES AND EXPENSES
   Policy benefits, claims, losses and loss adjustment expenses            239.4           231.1           265.2
   Policy acquisition expenses                                             111.8           120.8           145.1
   Interest on trust instruments supported by funding obligations           19.6            51.8            53.4
   Losses on derivative instruments                                          2.3             0.6            10.3
   Other operating expenses                                                148.6           170.3           296.7
                                                                    --------------------------------------------
     Total benefits, losses and expenses                                   521.7           574.6           770.7
                                                                    --------------------------------------------
   Income (loss) before federal income taxes                                 8.3            11.2            (1.1)
                                                                    --------------------------------------------
FEDERAL INCOME TAX (BENEFIT) EXPENSE
   Current                                                                 (34.1)          (80.5)            2.5
   Deferred                                                                  1.1            44.7           (19.9)
                                                                    --------------------------------------------
     Total federal income tax benefit                                      (33.0)          (35.8)          (17.4)
                                                                    --------------------------------------------

Income before cumulative effect of change in accounting principle           41.3            47.0            16.3

Cumulative effect of change in accounting principle                            -           (57.2)              -
                                                                    --------------------------------------------

Net income (loss)                                                   $       41.3    $      (10.2)   $       16.3
                                                                    ============================================

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
               SEE NOTE 5 FOR PROFORMA SUCCESSOR INCOME STATEMENT.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

CONSOLIDATED BALANCE SHEETS

                                                                                     SUCCESSOR      PREDECESSOR
DECEMBER 31,                                                                            2005            2004
---------------------------------------------------------------------------------------------------------------
(In millions)
ASSETS
   Investments:
      Fixed maturities at fair value (amortized cost of $1,275.6 and $3,826.6)     $    1,275.6    $    3,976.1
      Equity securities at fair value (cost of $3.4)                                          -             5.6
      Mortgage loans                                                                          -            64.1
      Policy loans                                                                        115.6           256.4
      Other long-term investments                                                           0.6            54.7
                                                                                   ------------    ------------
         Total investments                                                              1,391.8         4,356.9
                                                                                   ------------    ------------

   Cash and cash equivalents                                                              123.2           280.9
   Accrued investment income                                                               20.8            67.4
   Premiums, accounts and notes receivable, net                                               -             4.2
   Reinsurance receivable on paid and unpaid losses, benefits and
      unearned premiums                                                                   806.7           986.6
   Value of business acquired (intangible)                                                318.5               -
   Deferred policy acquisition costs                                                          -           694.1
   Deferred federal income taxes                                                          172.3           207.9
   Other assets                                                                             8.6           248.5
   Separate account assets                                                              8,578.3        10,455.0
                                                                                   ------------    ------------
         Total assets                                                              $   11,420.2    $   17,301.5
                                                                                   ============    ============

LIABILITIES
   Policy liabilities and accruals:
      Future policy benefits                                                       $    2,351.2    $    3,462.3
      Outstanding claims and losses                                                        13.1           110.3
      Unearned premiums                                                                     1.7             3.4
      Contractholder deposit funds and other policy liabilities                            70.3           374.7
                                                                                   ------------    ------------
         Total policy liabilities and accruals                                          2,436.3         3,950.7
                                                                                   ------------    ------------
   Expenses and taxes payable                                                              66.8           645.4
   Reinsurance premiums payable                                                             7.1            12.3
   Trust instruments supported by funding obligations                                         -         1,126.0
   Separate account liabilities                                                         8,578.3        10,455.0
                                                                                   ------------    ------------
         Total liabilities                                                         $   11,088.5    $   16,189.4
                                                                                   ------------    ------------

Commitments and contingencies (Notes 18 and 19)

SHAREHOLDER'S EQUITY
   Common stock, $1,000 par value, 10,000 shares authorized, 2,526
      shares issued and outstanding                                                         2.5             2.5
   Additional paid-in capital                                                             329.9         1,000.0
   Accumulated other comprehensive loss                                                       -           (21.1)
   Retained earnings                                                                       (0.7)          130.7
                                                                                   ------------    ------------
         Total shareholder's equity                                                       331.7         1,112.1
                                                                                   ------------    ------------
         Total liabilities and shareholder's equity                                $   11,420.2    $   17,301.5
                                                                                   ============    ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                                                                  TOTAL
                                            COMMON       ADDITIONAL       RETAINED      ACCUMULATED OTHER      SHAREHOLDER'S
(IN MILLIONS)                               STOCK     PAID-IN CAPITAL     EARNINGS      COMPREHENSIVE LOSS        EQUITY
----------------------------------------------------------------------------------------------------------------------------
BALANCE AT JANUARY 1, 2003                $     2.5      $ 1,075.0       $   149.6         $   (29.2)           $ 1,197.9

Dividend                                                                     (25.0)                                 (25.0)
Net income                                                                    16.3                                   16.3

Other comprehensive income, net of tax:
Net unrealized losses                                                                          (11.7)               (11.7)
Minimum pension liability                                                                       17.4                 17.4

                                        ------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2003              $     2.5      $ 1,075.0       $   140.9         $   (23.5)           $ 1,194.9
                                        ====================================================================================

Return of capital                                            (75.0)                                                 (75.0)

Net loss                                                                     (10.2)                                 (10.2)

Other comprehensive income, net of tax:
Net unrealized gains                                                                             7.0                  7.0
Minimum pension liability                                                                       (4.6)                (4.6)

                                        ------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2004              $     2.5      $ 1,000.0       $   130.7         $   (21.1)           $ 1,112.1
                                        ====================================================================================

Net income                                                                    41.3                                   41.3

Other comprehensive income net of tax:
Net unrealized losses                                                                          (24.1)               (24.1)
Minimum pension liability                                    (38.3)                             24.9                (13.4)

Distribution of subsidiaries                                (385.8)          (72.8)             26.4               (432.2)

                                        ------------------------------------------------------------------------------------
BALANCE AT DECEMBER 30, 2005              $     2.5      $   575.9       $    99.2         $     6.1            $   683.7

Purchase accounting adjustments                             (246.0)          (99.9)             (6.1)              (352.0)
                                        ------------------------------------------------------------------------------------

BALANCE AT DECEMBER 31, 2005              $     2.5      $   329.9       $    (0.7)          $     -            $   331.7
                                        ====================================================================================

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

FOR THE YEARS ENDED DECEMBER 31,                                        2005            2004            2003
----------------------------------------------------------------------------------------------------------------
(In millions)
                                                                    --------------------------------------------
Net income (loss)                                                   $       41.3    $      (10.2)   $       16.3
                                                                    --------------------------------------------

Other comprehensive income (loss):

     Available-for-sale securities:
          Net (depreciation) appreciation during the period                (84.0)          (19.9)          (10.7)
          Benefit (provision) for deferred federal income taxes             29.4             6.9             3.7
                                                                    --------------------------------------------
     Total available-for-sales securities                                  (54.6)          (13.0)           (7.0)
                                                                    --------------------------------------------

     Derivative instruments:
          Net appreciation (depreciation) during the period                 77.8            30.7            (7.2)
          (Provision) benefit for deferred federal income taxes            (27.2)          (10.7)            2.5
                                                                    --------------------------------------------
     Total derivative instruments                                           50.6            20.0            (4.7)
                                                                    --------------------------------------------
                                                                            (4.0)            7.0           (11.7)
                                                                    --------------------------------------------

     Minimum pension liability:
          Decrease (increase) in minimum pension liability                  48.0            (7.1)           26.8
          (Provision) benefit for deferred federal income taxes            (16.8)            2.5            (9.4)
                                                                    --------------------------------------------
                                                                            31.2            (4.6)           17.4
                                                                    --------------------------------------------
Other comprehensive income                                                  27.2             2.4             5.7
                                                                    --------------------------------------------

Purchase accounting adjustments                                             (6.1)              -               -

                                                                    --------------------------------------------
Comprehensive income (loss)                                         $       62.4    $       (7.8)   $       22.0
                                                                    ============================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                    PREDECESSOR     PREDECESSOR     PREDECESSOR
FOR THE YEARS ENDED DECEMBER 31,                                                       2005             2004            2003
-------------------------------------------------------------------------------------------------------------------------------
(In millions)

CASH FLOWS FROM OPERATING ACTIVITIES
   Net income (loss)                                                               $       41.3    $      (10.2)   $       16.3
   Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
      Net realized investment (gains) losses                                              (22.9)           (8.6)          (16.4)
      Losses (gains) on derivative instruments                                              0.3            (1.2)            6.9
      Losses on futures contracts                                                             -            25.1            10.2
      Net amortization and depreciation                                                    20.9            27.9            29.2
      Interest credited to contractholder deposit funds and trust instruments
        supported by funding obligations                                                   21.1            46.1            57.4
      Deferred federal income taxes                                                         1.1            44.7           (19.9)
      Change in deferred acquisition costs                                                163.9           128.3           135.3
      Change in premiums and notes receivable, net of reinsurance premiums
        payable                                                                             1.6            (0.3)         (500.4)
      Change in accrued investment income                                                  19.7             8.9            13.4
      Change in policy liabilities and accruals, net                                     (330.3)         (322.0)         (412.4)
      Change in reinsurance receivable                                                    (84.4)           56.3            21.8
      Change in expenses and taxes payable                                                 16.2           (85.9)         (223.1)
      Other, net                                                                           15.3            24.6            37.7
                                                                                   ------------    ------------    ------------
      Net cash used in by operating activities                                           (136.2)          (66.3)         (844.0)
                                                                                   ------------    ------------    ------------
CASH FLOWS FROM INVESTING ACTIVITIES
      Proceeds from disposals and maturities of available-for-sale fixed
        maturities                                                                      1,561.0           967.9         1,907.7
      Proceeds from disposals of equity securities                                          1.7             8.8            70.5
      Proceeds from disposals of other investments                                         25.7            43.0            64.3
      Proceeds from mortgages sold, matured or collected                                    9.6            58.7            53.7
      Purchase of available-for-sale fixed maturities                                    (686.0)         (762.1)       (1,236.6)
      Purchase of equity securities                                                        (0.1)           (2.7)          (40.2)
      Purchase of other investments                                                        (8.8)           (5.0)          (21.9)
      Capital expenditures                                                                 (7.7)           (5.8)           (5.0)
      Net (payments) receipts related to margin deposits on derivative
        instruments                                                                       (39.7)           (4.9)           56.6
      Proceeds from disposal company owned life insurance                                     -               -            64.9
      Other investing activities, net                                                       0.3             0.2            94.8
                                                                                   ------------    ------------    ------------
      Net cash provided by investing activities                                           856.0           298.1         1,008.8
                                                                                   ------------    ------------    ------------
CASH FLOWS FROM FINANCING ACTIVITIES
       Withdrawals from contractholder deposit funds                                       (1.7)         (183.4)          (32.7)
       Withdrawals from trust instruments supported by funding obligations               (651.5)         (182.7)         (156.9)
       Change in collateral related to securities lending program                        (109.6)         (138.4)          263.5
       (Dividend) capital contribution                                                   (114.7)              -            (0.6)
                                                                                   ------------    ------------    ------------
       Net cash (used in) provided by financing activities                               (877.5)         (504.5)           73.3
                                                                                   ------------    ------------    ------------
       Net change in cash and cash equivalents                                           (157.7)         (272.7)          238.1
       Cash and cash equivalents, beginning of period                                     280.9           553.6           315.5
                                                                                   ------------    ------------    ------------
       Cash and cash equivalents, end of period                                    $      123.2    $      280.9    $      553.6
                                                                                   ============    ============    ============
   SUPPLEMENTAL CASH FLOW INFORMATION
         Income tax refunds                                                        $       42.5    $       52.0    $       29.8

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION

On December 30, 2005, The Goldman Sachs Group, Inc. ("Goldman Sachs") acquired all outstanding common shares of Allmerica Financial Life Insurance and Annuity Company ("AFLIAC" or the "Company") from The Hanover Group ("THG") (the "Transaction"). Prior to December 1, 2005 THG was named Allmerica Financial Corporation. Immediately preceding the Transaction, the Company distributed its ownership in certain wholly-owned subsidiaries, First Allmerica Financial Life Insurance Company ("FAFLIC"), VeraVest Investments, Inc. ("VeraVest"), and Allmerica Financial Investment Management Services, Inc ("AFIMS") directly to THG as a dividend to shareholders. The Company's remaining non-insurance subsidiaries were distributed to FAFLIC as a capital contribution prior to the Transaction.

AFLIAC is a stock life insurance company organized under the laws of Massachusetts. At December 31, 2005, the Company manages blocks of variable annuity, variable universal life and certain minor blocks of group retirement products. During 2003, the Company managed this existing life insurance business and also operated VeraVest, an independent broker-dealer. VeraVest distributed third party investment and insurance products. In 2003, the Company ceased its retail sales activity through VeraVest (see Note 6 - Significant Transactions).

Concurrent with the Transaction, AFLIAC entered into several servicing agreements to provide certain support of its business. Transitional service agreements with THG continues operational support, system and policy conversion support, accounting and other services for the earlier of eighteen months from the December 30, 2005 closing or transfer of the operations to Goldman Sachs. This transitional arrangement is currently expected to be completed by the end of 2006. A prospective operational servicing agreement was executed with Security Benefit Life Insurance Company ("Se2") to provide customer and agent support and perform other key policy administration and operational functions.

The Company has a management services agreement with its affiliate, Goldman Sachs & Co ("GSCO"). Under this services agreement, GSCO will provide support to AFLIAC in administrative, legal, compliance, technology, operations, financial reporting, human resources, risk management and other areas. The Company has engaged its affiliate, Goldman Sachs Asset Management, L.P. ("GSAM") to provide investment management services.

2. BASIS OF PRESENTATION

The accompanying audited financial statements have been prepared in accordance with generally accepted accounting principles ("US GAAP"). The acquisition was accounted for using the purchase method under Statement of Financial Accounting Standards No. 141, BUSINESS COMBINATIONS ("Statement No. 141") and Statement of Financial Accounting Standards No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS ("Statement No. 142") and pushed down to the Company. Under the purchase method of accounting, assets acquired and liabilities assumed were recorded at estimated fair value at the date of purchase. Consequently, the Company will experience decreased amortization of acquisition expenses as compared to historical experience when owned by the THG. See Note 5 - Proforma, for a proforma income statement demonstrating the changes expected.

Prior to December 30, 2005 the consolidated accounts of AFLIAC included the accounts of FAFLIC and certain wholly-owned non-insurance subsidiaries (principally brokerage and investment advisory subsidiaries). In the accompanying financial statements, "predecessor" information includes these subsidiaries, while the "successor" information contains stand-alone AFLIAC and includes purchase accounting adjustments as indicated in Note 3 - Purchase Accounting.

The preparation of financial statements in conformity with US GAAP requires the Company to make estimates and assumptions and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could be materially different from those estimates.

3. PURCHASE ACCOUNTING

Goldman Sachs' acquisition of AFLIAC is accounted for by applying the Statement No. 141 through "push down" accounting. Included in the following table is Value of Business Acquired ("VOBA"), which represents the present value of future profits embedded in the acquired contracts. See Note 16 - Value of Business Acquired, for further explanation of VOBA. The assessment of fair value in accordance with Statement No. 141 included the establishment of intangible assets for VOBA and state licenses. No goodwill was recognized as a result of this assessment. See Note 4 - Summary of Significant Accounting Policies, for a further discussion of Goodwill. The following table also summarizes the estimated fair values of the assets acquired and liabilities assumed as of December 30, 2005.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                                                          DECEMBER 30,
       FAIR VALUE                                             2005
       ---------------------------------------------------------------
       (In millions)
       Assets:
       Total investments at market value                   $   1,391.8
       Cash and cash equivalents                                 123.2
       VOBA                                                      318.5
       Goodwill                                                      -
       Other assets at fair value                              1,007.5
       Separate account assets                                 8,578.3
                                                           -----------
                Total assets acquired                         11,419.3

       Liabilities:
       Policyholder account balances                           2,436.3
       Other liabilities at fair value                            72.3
       Separate account liabilities                            8,578.3
                                                           -----------
                Total liabilities assumed                     11,086.9

       Total purchase price                                $     332.4
                                                           ===========

In accordance with Statement No. 141 and APB Opinion 16, the purchase allocation period to identify and record fair value for all assets acquired and liabilities assumed should usually not exceed one year from the transaction date. As such, the final allocation of purchase price may result in different amounts. In the Company's judgment, the final allocation is not expected to be material to the Company's Consolidated Balance Sheet or Consolidated Statements of Income.

       PURCHASE PRICE:
       ---------------------------------------------------------------
       (In millions)
       Initial payment of purchase price                   $     262.0
       FAFLIC ceding commission                                    8.6
       Direct transaction expenses                                 6.9
       Additional deferred purchase price                         54.9
                                                           -----------

       Total purchase price                                $     332.4
                                                           ===========

4. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   A. VALUATION OF INVESTMENTS

In accordance with the provisions of Statement of Financial Accounting Standards No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, ("Statement No. 115"), the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale, or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

Fixed maturities and equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in accumulated other comprehensive income, a separate component of shareholder's equity. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk and that meet the conditions for separate account reporting under Statement of Position 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NON-TRADITIONAL LONG-DURATION CONTRACT AND FOR SEPARATE ACCOUNTS ("SOP 03-1"), are reported as a component of revenues based upon specific identification of the investment assets sold. When an other-than-temporary decline in value of a specific investment is deemed to have occurred, the Company reduces the cost basis of the investment to fair value. This reduction is permanent and is recognized as a realized investment loss. Realized investment gains and losses related to separate accounts that meet the conditions for separate account reporting under SOP 03-01 accrue to the contract holder.

   B. CLOSED BLOCK

The predecessor Consolidated Statements of Income include the activity of the FAFLIC Closed Block of participating policies. The FAFLIC Closed Block consists of certain individual life insurance participating policies, individual deferred annuities and supplemental contracts not involving life contingencies, which were in force as of the October 16, 1995 demutualization.

The purpose of the Closed Block is to protect the policy dividend expectations of such FAFLIC dividend paying policies and contracts. FAFLIC allocated to the Closed Block assets in an amount that is expected to produce cash flows which, together with future revenues from the Closed Block business, are reasonably sufficient to support the Closed Block Business, including provision for payment of policy benefits, certain future expenses and taxes and for continuation of policyholder dividend scales payable in 1994 so long as the experience underlying such dividend scales continues.

Although the assets and cash flow generated by the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block, the excess of Closed Block liabilities over Closed Block assets as measured on a US GAAP basis at December 31, 2004 represented the expected future after-tax income from the Closed Block which may be recognized in income over the period the policies and contracts in the Closed Block remain in force.

During 2005, 2004 and 2003, when actual income from the Closed Block in any given period equaled or exceeded the expected income for such period as determined at the inception of the Closed Block, the expected income was recognized in income for that period. Further, cumulative actual Closed Block income in excess of the expected income did not inure to the shareholders and was recorded as an additional liability for policyholder dividend obligations. This accrual for future dividends effectively limited the actual Closed Block income currently recognized in the Company's results to the income expected to emerge from operation of the Closed Block as determined at inception.

Also, during those periods, when actual income from the Closed Block was less than the expected income, only such actual income (which could reflect a loss) was recognized in income. If the actual income from the Closed Block in any given period was less than the expected income for that period and changes in dividend scales were inadequate to offset the negative performance in relation to the expected performance, the income inuring to shareholders of the Company was reduced. If a policyholder dividend liability had been previously established in the Closed Block because the actual income to the relevant date had exceeded the expected income to such date, such liability was reduced first by this reduction in income (but not below zero). The Closed Block is not included in any successor financial statements.

   C. FINANCIAL INSTRUMENTS

Financial instruments are reflected in the balance sheet on a trade-date basis and consist of financial instruments carried at fair value or amounts that approximate fair value. The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. In the normal course of business, the Company enters into transactions involving various types of financial instruments, including U.S. government and agency securities, other sovereign government obligations, liquid mortgage products, investment-grade corporate bonds, listed equities, money market securities, state, municipal and provincial obligations, swap contracts, option contracts and futures contracts. These instruments involve credit risk and are also subject to risk of loss due to interest rate and foreign currency fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

   D. DERIVATIVES AND HEDGING ACTIVITIES

As of the Transaction, AFLIAC entered into certain over-the-counter ("OTC") derivatives, primarily equity put options and interest rate swaptions, to hedge these risks. None of these post-transaction instruments qualify for hedge accounting, and are carried at fair value or amounts that approximate fair value.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

Fair values of the Company's exchange-traded derivatives are generally determined from quoted market prices. OTC derivatives are valued using a variety of valuation models. The valuation models used to derive the fair values of AFLIAC's OTC derivatives require inputs including contractual terms, market prices, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. The selection of a model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Where possible, the Company verifies the values produced by pricing models to market transactions.

Prior to December 30, 2005, AFLIAC held foreign currency exchange swaps, futures and options to hedge its trust instruments supported by funding obligations and investments denominated in foreign currencies, as well as exchange-traded equity futures to hedge GMDB and interest rate risk. All of these derivatives were recognized on the balance sheet at their fair value. On the date the derivative contract was entered into, the Company designated the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge); (2) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge);
(3) a foreign-currency fair value or cash flow hedge related to a recognized asset or liability ("foreign currency" hedge); or (4) "held for trading". Changes in the fair value of a derivative that was highly effective and that was designated and qualified as a fair value hedge, along with the gain or loss on the hedged asset or liability that was attributable to the hedged risk, were recorded in current period earnings. Changes in the fair value of a derivative that was highly effective and that was designated and qualified as a cash flow hedge were recorded in other comprehensive income, until earnings were affected by the variability of cash flows (i.e., when periodic settlements on a variable-rate asset or liability are recorded in earnings). Changes in the fair value of derivatives that were highly effective and that were designated and qualified as foreign currency hedges were recorded in either current period earnings or other comprehensive income, depending on whether the hedge transaction was a fair value hedge or a cash flow hedge. Lastly, changes in the fair value of derivative trading instruments were reported in current period earnings.

The Company formally documented all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process included linking all derivatives that were designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific forecasted transactions. The Company also formally assessed, both at the hedge's inception and on an ongoing basis, whether the derivatives that were used in hedging transactions were highly effective in offsetting changes in fair values or cash flows of hedged items. When it was determined that a derivative was not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinued hedge accounting prospectively, as discussed below.

The Company discontinued hedge accounting prospectively when (1) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedge item, including forecasted transactions;
(2) the derivative expires or is sold, terminated, or exercised; (3) the derivative is no longer designated as a hedge instrument, because it is unlikely that a forecasted transaction will occur; or (4) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

When hedge accounting was discontinued it was determined that the derivative no longer qualifies as an effective fair value hedge, the derivative was carried on the balance sheet at its fair value, and the hedged asset or liability will no longer be adjusted for changes in fair value. When hedge accounting was discontinued the derivative used in a cash flow hedge expired was sold, terminated, or exercised, the gain or loss on the derivative was deferred in accumulated other comprehensive income and reclassified to earnings when the hedged forecasted transaction affected earnings. When hedge accounting was discontinued it was probable that a forecasted transaction would not occur, the derivative was carried on the balance sheet at its fair value, and gains and losses that were accumulated in other comprehensive income was recognized immediately in earnings. In all other situations in which hedge accounting was discontinued, the derivative was carried at its fair value on the balance sheet, with changes in fair value recognized in the current period earnings.

   E. CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, amounts due from banks and highly liquid debt instruments held in the normal course of business.

   F. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS

Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Deferred sales inducements were generated by annuities that offer enhanced crediting rates or bonus payments. Acquisition costs and sales inducements related to variable annuities and contract holder deposits that were deferred in 2002 and prior were amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization was reviewed periodically and adjusted retrospectively

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

when the Company revised its estimate of current or future gross profits to be recognized from these products. Acquisition costs related to fixed annuities and other life insurance products were amortized, generally in proportion to the ratio of annual revenue to the estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits. As part of the recording of fair value purchase accounting due to the acquisition of the Company, the deferred acquisition costs ("DAC") and deferred sales inducements were revalued to zero as of the Transaction date.

   G. REINSURANCE RECEIVABLES

The Company cedes certain insurance risks it has underwritten, through the use of reinsurance contracts, with various insurance entities. Reinsurance accounting is followed for ceded transactions when the risk transfer provisions of Statement of Financial Accounting Standards No. 113, ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT-DURATION AND LONG-DURATION CONTRACTS ("Statement No. 113"), have been met. As a result, when the Company experiences claims events, or unfavorable mortality or morbidity experiences that are subject to a reinsurance contract, reinsurance recoverables are recorded. Effective December 30, 2005 AFLIAC has assumed risk related to FAFLIC's variable annuity and variable life products. Reinsurance recoverables are recorded for policy fees and changes in reserves as applicable for these reinsured contracts. The FAFLIC actual Separate Account assets and liabilities remain with FAFLIC in accordance with SOP 03-1 and are not included in reinsurance recoverables or payables.
See Note 17 - Reinsurance, for a further discussion on coinsurance agreements.

The valuation of claims recoverable depends on whether the underlying claim is a reported claim, or a future policy benefit. For reported claims, the Company values reinsurance recoverables at the time the underlying claim is recognized, in accordance with contract terms. For future policy benefits, the Company estimates the amount of reinsurance recoverables based on the terms of the reinsurance contracts and historical reinsurance recovery information and applies that information to the future policy benefit estimates. The reinsurance recoverables are based on what the Company believes are reasonable estimates and the balance is disclosed separately in the financial statements. However, the ultimate amount of the reinsurance recoverable is not known until all claims are settled.

   H. PROPERTY, EQUIPMENT AND CAPITALIZED SOFTWARE

Property, equipment, leasehold improvements and capitalized software are stated at cost, less accumulated depreciation and amortization. Depreciation is provided using the straight-line or accelerated cost recovery method over the estimated useful lives of the related assets, which generally range from 3 to 30 years. The estimated useful life for capitalized software generally ranges from 3 to 5 years. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.

The Company tests for the potential impairment of long-lived assets whenever events or changes in circumstances suggest that the carrying amounts may not be fully recoverable in accordance with Statement of Financial Accounting Standards No. 144, ACCOUNTING FOR THE IMPAIRMENT OR DISPOSAL OF LONG-LIVED ASSETS. The Company recognizes impairment losses only to the extent that the carrying amounts of long-lived assets exceed the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the assets. The Company reduces the carrying value of the asset to fair value when the carrying amount exceeds its fair value. Fair values are estimated using discounted cash flow analysis. As part of the recording of purchase accounting due to the acquisition of the Company, $3.0 million of capitalized assets were written off.

    I. GOODWILL

Goodwill is the cost of acquired companies in excess of the fair value of identifiable net assets at acquisition date. In accordance with the provisions of Statement No. 142, an analysis was done to assign purchase price to the assets and liabilities of the business. The Company has recorded the purchase price of $332.4 million as part of the transaction, including the fair value allocation of other net assets and establishment of VOBA. As part of the purchase accounting and the fair value analysis described above, no separate and additional value related to goodwill was recognized.

    J. SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable life insurance contractholders and certain pension funds. Assets consist principally of mutual funds, bonds, common stocks, and short-term obligations at market value. The investment income and gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. However, the Company's net income reflects fees assessed on fund values of these contracts. Prior to the adoption of SOP 03-1, appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, was reflected in shareholder's equity

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

or net investment income. See Note 8 - Adoption of Statement of Position 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS.

    K. POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for annuity, life, and health products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 2% to 9 1/2% for annuities and 2 1/2% to 6% for life insurance. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for guaranteed minimum death benefits ("GMDB") in excess of contract values. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation.

Liabilities for outstanding claims and claims adjustment expenses are estimates of payments to be made on health insurance contracts for reported losses and claims adjustment expenses and estimates of losses and claims adjustment expenses incurred but not reported. These liabilities are determined using case basis evaluations and statistical analyses and represent estimates of the ultimate cost of all claims incurred but not paid. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations.

Contractholder deposit funds and other policy liabilities include investment-related products such as guaranteed investment contracts ("GICs"), deposit administration funds and immediate participation guarantee funds and consist of deposits received from customers and investment earnings on their fund balances.

Trust instruments supported by funding obligations consist of deposits received from customers, investment earnings on their fund balance and the effect of changes in foreign currencies related to these deposits.

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that policy liability and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near-term if the estimates discussed above are revised.

   L. PREMIUM, FEE REVENUE AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims for guaranteed minimum death benefits in excess of contract values, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges such as enhanced crediting rates or bonus payments that represent compensation for services to be provided in future periods are classified as deferred sales inducements and amortized over the period benefited using the same assumptions used to amortize deferred acquisition costs. See Note 18 - Deferred Policy Acquisition Costs, for further information regarding revaluation of DAC and deferred sales inducements.

   M. FEDERAL INCOME TAXES

AFLIAC will file a consolidated return with THG and THG affiliates for the period January 1, 2005 through December 30, 2005. Any tax liability related to activity for that period will be a liability of THG. Entities included within the consolidated group are segregated into either a life insurance or a non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life company taxable income. The income tax liability is calculated on a separate return basis and benefits arising from tax attributes are allocated to those members producing the attributes to the extent they are utilized by the consolidated group.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

Deferred federal income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, ACCOUNTING FOR INCOME TAXES ("Statement No. 109"). These differences result primarily from insurance reserves, net operating loss carryforwards, policy acquisition expenses, tax credit carryforwards, employee benefit plans, and deferred sales inducements.

Valuation allowances are established to reduce deferred tax assets to the amount that more likely than not will be realized. Contingent liabilities related to income taxes are recorded when the criteria for loss recognition under FASB issued Statement of Financial Accounting Standards No 5, ACCOUNTING FOR CONTINGENCIES, as amended, have been met.

   N. NEW ACCOUNTING PRONOUNCEMENTS

In February 2006, the Financial Accounting Standards Board ("FASB"), issued Statement of Financial Accounting Standards No. 155, ACCOUNTING FOR CERTAIN HYBRID FINANCIAL INSTRUMENTS - AN AMENDMENT OF FASB STATEMENTS NO. 133 AND 140. Statement No. 155 permits an entity to measure at fair value any financial instrument that contains an embedded derivative that otherwise would require bifurcation. The Company is currently assessing the effect of adopting Statement No. 155 at the Company level.

In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 05-1, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED ACQUISITION COSTS IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance companies for deferred acquisition costs on internal replacements of insurance and investment contracts other than those described in Statement of Financial Accounting Standards No. 97, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION CONTRACTS AND FOR REALIZED GAINS AND LOSSES FROM THE SALE OF INVESTMENTS, ("Statement No. 97"). This statement is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. SOP 05-1 is not expected to have a material effect on the Company's results of operations or financial position as the Company primarily has products that are accounted for in accordance with Statement No. 97.

In May, 2005, the FASB issued Statement of Financial Accounting Standards No. 154, ACCOUNTING CHANGES AND ERROR CORRECTIONS-A REPLACEMENT OF APB OPINION NO. 20 AND FASB STATEMENT NO. 3 ("Statement No. 154"). Statement No. 154 replaces Accounting Principles Board Opinion No. 20, ACCOUNTING CHANGES ("APB Opinion No. 20") and Statement of Financial Accounting Standards No. 3, REPORTING ACCOUNTING CHANGES IN INTERIM FINANCIAL STATEMENTS. This statement establishes, unless impracticable, retrospective application as the required method for all voluntary changes in accounting principle in the absence of specific transition provisions for the newly adopted accounting principle. Statement No. 154 requires companies to retrospectively apply the effect of the change to all prior periods practicable, and the financial statements for all periods presented shall be adjusted to reflect the change. Similarly, an error in the financial statements of a prior period that is discovered subsequent to their issuance shall be reported as a prior-period adjustment, and the financial statements for each period presented shall be adjusted to reflect the correction. This statement also provides guidance for determining whether retrospective application of a change in accounting principle is impracticable and the necessary disclosures once that determination has been made. Additionally, changes in methods of depreciation, amortization or depletion of long-lived, non-financial assets must be accounted for as a change in accounting estimate. The statement also requires certain disclosures in the period in which a change in accounting principle or correction of an error is made. Statement No. 154 is effective for accounting changes and correction of errors made in fiscal years beginning after December 15, 2005. Adoption of this Statement is not expected to have a material effect on the Company's financial position or results of operations.

In December 2004, the FASB issued a revision to Statement of Financial Accounting Standards No. 123, SHARE-BASED PAYMENT ("Statement No. 123-R"). Statement No. 123-R establishes standards of accounting for transactions in which an entity exchanges its equity instruments for goods and services. Statement No. 123-R focuses primarily on accounting for transactions in which an entity obtains employee services in share-based payment transactions. Two key differences between Statement No. 123 and Statement No. 123-R relate to attribution of compensation costs to reporting periods and accounting for award forfeitures. Statement No. 123-R generally requires the immediate expensing of equity-based awards granted to retirement-eligible employees. However, awards granted subject to a substantive non-compete agreement are generally expensed over the non-compete period. Statement No. 123-R also requires expected forfeitures to be included in determining stock-based employee compensation expense. As of December 31, 2005, the Company had not adopted Statement No. 123-R therefore no compensation expense was recognized for 2005. The Company will adopt Statement No. 123-R in the first quarter of fiscal 2006. Goldman Sachs will issue restricted stock units ("RSU's") to certain employees of the Company under a stock incentive plan as part of their overall compensation for 2006. All of the RSU's require future service as a condition of delivery of the underlying shares of Goldman Sachs' common stock generally over a three year period. Delivery of the underlying shares of common stock is also conditioned on the grantee's satisfying certain other requirements

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

as outlined in the award agreement. Management is currently evaluating the effect of adoption of Statement No. 123-R on the Company's results of operations with respect to awards granted to retirement-eligible employees that are subject to a non-compete agreement.

In March 2004, the FASB's Emerging Issues Task Force ("EITF") reached several consensuses regarding the application of guidance related to the evaluation of whether an investment is other than temporarily impaired in accordance with EITF Issue No. 03-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS ("EITF No. 03-1"). However, on September 30, 2004, the FASB delayed indefinitely the effective date for the measurement and recognition guidance of EITF No. 03-1. The disclosure requirements were not deferred. EITF No. 03-1 describes certain quantitative and qualitative disclosures that are required for marketable fixed maturities and equity securities covered by Statement No. 115, including the aggregate amount of unrealized losses and the aggregate related fair value of investments with unrealized losses, by investment type, as well as additional information supporting the conclusion that the impairments are not-other-than temporary, such as the nature of the investment(s), cause of impairment and severity and duration of the impairment. The disclosures required by EITF No. 03-1 were effective for fiscal years ending after December 15, 2003. The additional disclosures for cost method investments were effective for fiscal years ending after June 15, 2004. The Company implemented the disclosure requirements of this EITF for the year ending December 31, 2003.

In December 2003, the FASB issued Statement of Financial Accounting Standards No. 132, (revised 2003) EMPLOYERS' DISCLOSURES ABOUT PENSIONS AND OTHER POSTRETIREMENT BENEFITS - AN AMENDMENT OF FASB STATEMENTS NO. 87, 88, AND 106 ("Statement No. 132-R"). This statement revises employers' disclosures about pension plans and other postretirement benefit plans. Statement No. 132-R requires additional disclosures related to plan assets, benefit obligations, contributions, and net periodic benefit cost of defined benefit pension plans and other postretirement benefit plans, including information regarding the Company's selection of certain assumptions, as well as expected benefit payments. This statement also requires disclosures in interim financial statements related to net periodic pension costs and contributions. Most provisions of this statement were effective for fiscal years ending after December 15, 2003. Disclosures regarding expected benefit payments were effective for fiscal years ending after June 15, 2004. The adoption of Statement No. 132-R did not have a material effect on the Company's financial position or results of operations.

In July 2003, the AICPA issued SOP 03-1, which is applicable to all insurance enterprises as defined by Statement of Financial Accounting Standards No. 60, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES. This statement provides guidance regarding accounting and disclosures of separate account assets and liabilities and an insurance company's interest in such separate accounts. It further provides for the accounting and disclosures related to contractholder transfers to separate accounts from a company's general account and the determination of the balance that accrues to the benefit of the contractholder. In addition, SOP 03-1 provides guidance for determining any additional liabilities for guaranteed minimum death benefits or other insurance benefit features, potential benefits available only on annuitization and liabilities related to sales inducements, such as immediate bonus payments, persistency bonuses, and enhanced crediting rates or "bonus interest" rates, as well as the required disclosures related to these items. This statement was effective for fiscal years beginning after December 15, 2003. The determination of the GMDB reserve under SOP 03-1 is complex and requires various assumptions, including, among other items, estimates of future market returns and expected contract persistency. Upon adoption of this statement in the first quarter of 2004, the Company recorded a $57.2 million charge, net of taxes. This charge was reported as a cumulative effect of a change in accounting principle in the Consolidated Statements of Income. See also Note 8, Adoption of Statement of Position 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS.

   O. RECLASSIFICATIONS

Certain reclassifications have been made to previously reported amounts to conform to the current presentation.

5. PROFORMA

On December 30, 2005 two material transactions occurred that are not reflected in the predecessor income statement presented for 2005. The divestiture of all subsidiaries of the Company will cause future financial statements to be based upon unconsolidated activity. In addition, the establishment of new fair value balance sheet in accordance with Statement No. 141, as part of the purchase accounting, will generate certain differences in accretion and amortization levels in future years.

The following unaudited pro forma condensed information presents the results of operations for the Company assuming the divestiture of all subsidiaries occurred at December 31, 2004 and that the implications of the push down accounting was contained in the 2005 income statement. This unaudited proforma information does not necessarily represent what the results would be for future periods.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                                                                               (UNAUDITED)
FOR THE YEAR ENDED DECEMBER 31,                                                    2005
----------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)                                                                                     INCOME
                                                                                 REINSURANCE     STATEMENT
                                                 PREDECESSOR     DIVESTITURE     OF FAFLIC'S     EFFECT OF        SUCCESSOR
                                                   INCOME            OF            VARIABLE       PURCHASE         INCOME
                                                  STATEMENT     SUBSIDIARIES       BUSINESS      ACCOUNTING       STATEMENT
----------------------------------------------------------------------------------------------------------------------------
Premiums                                        $       36.9    $      (36.9)   $          -    $          -    $          -
Universal life and investment product policy
   fees                                                244.6           (16.9)           15.9               -           243.6
Net investment income                                  192.6          (113.3)            1.6           (20.0)           60.9
Realized gains/(losses)                                 22.9           (16.0)           (0.3)              -             6.6
Other income                                            33.0           (22.7)            1.4               -            11.7
                                                ----------------------------------------------------------------------------
Total revenues                                         530.0          (205.8)           18.6           (20.0)          322.8

Policy benefits, claims, losses and LAE                239.4          (106.2)            6.3            13.8           153.3
VOBA and DAC amortization                              111.8            (6.7)              -           (63.5)           41.6
Other expenses                                         170.5           (63.1)            1.8           (35.2)           74.0
                                                ----------------------------------------------------------------------------
Total benefits, losses and expenses                    521.7          (176.0)            8.1           (84.9)          268.9

Total federal income tax benefit (expense)              33.0            (8.6)           (3.7)          (22.7)           (2.0)
                                                ----------------------------------------------------------------------------
Net income (loss)                               $       41.3    $      (38.4)   $        6.8    $       42.2    $       51.9
                                                =============================================================================

6. SIGNIFICANT TRANSACTIONS

Effective December 30, 2005 the Company entered into a coinsurance agreement with FAFLIC, a subsidiary of THG. The Company assumed 100% of the FAFLIC variable annuity and variable life book of business. The Company assumed $124.6 million of reserves and paid $8.6 million as a ceding allowance to FAFLIC. As part of this transaction, separate account liabilities were assumed under modified coinsurance terms.

In 2003, the Company ceased operations of its retail broker-dealer operations. These operations had distributed third-party investment and insurance products through VeraVest. Results in 2003 included a pre-tax charge of $11.5 million for asset impairments in connection with this action. The Company also recognized pre-tax restructuring charges of $2.0 million, $3.6 million and $21.9 million in 2005, 2004 and 2003, respectively, in accordance with Statement of Financial Accounting Standards No. 146, ACCOUNTING FOR COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES. These charges included $14.8 million related to one-time termination benefits associated with the termination of 552 employees, and $12.6 million related to contract termination fees and other costs. As of December 31, 2005, the Company has made payments of approximately $25.7 million related to this restructuring plan, of which $14.5 million related to one-time termination benefits and $11.2 million related to contract termination fees and other costs. As a result of the Transaction, the Company no longer carries any liability balance at December 31, 2005.

7. DISCONTINUED OPERATIONS

During 1999, the Company exited its group life and health insurance business, consisting of its Employee Benefit Services ("EBS") business, its Affinity Group Underwriters business and its accident and health assumed reinsurance pool business. Prior to 1999, these businesses comprised substantially all of the former Corporate Risk Management Services segment. Accordingly, the operating results of the discontinued segment have been reported in accordance with Accounting Principles Board Opinion No. 30, REPORTING THE RESULTS OF OPERATIONS
- REPORTING THE EFFECTS OF DISPOSAL OF A SEGMENT OF A BUSINESS, AND EXTRAORDINARY, UNUSUAL AND INFREQUENTLY OCCURRING EVENTS AND TRANSACTIONS ("APB Opinion No. 30"). In 1999, the Company recorded a $30.5 million loss, net of taxes, on the disposal of this segment, consisting of after-tax losses from the run-off of the group life and health business of approximately $46.9 million, partially offset by net proceeds from the sale of the EBS business of approximately $16.4 million. Subsequent to the measurement date of June 30, 1999, approximately $20.8 million of the aforementioned $46.9 million loss has been generated from the operations of the discontinued business and net proceeds of $12.5 million were received from the sale of the EBS business.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

As permitted by APB Opinion No. 30, the Balance Sheet have not been segregated between continuing and discontinued operations. At December 31, 2004, the discontinued segment had assets of approximately $365.9 million, consisting primarily of invested assets and reinsurance recoverables, and liabilities of approximately $435.8 million consisting primarily of policy liabilities.

8. ADOPTION OF STATEMENT OF POSITION 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADTIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

Effective January 1, 2004, the Company adopted SOP 03-1 (see Note 1N - New Accounting Pronouncements). Upon adoption, the Company recorded a cumulative effect of change in accounting principle of $57.2 million, after-tax.

The following illustrates the components of that charge (in millions):

     Increase in guaranteed minimum death benefit liability                   $   80.6
     Establishment of guaranteed minimum income benefit liability                  4.1
     Change in deferred acquisition costs                                          3.3
                                                                              --------
                                                                                  88.0
     Provision for federal income taxes                                          (30.8)
                                                                              --------
       Cumulative effect of change in accounting principle                    $   57.2
                                                                              ========

GUARANTEED MINIMUM DEATH BENEFITS

The Company issued variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contractholders with a guarantee that the benefit received at death will be no less than a prescribed minimum amount. This amount is based on either the net deposits paid into the contract, the net deposits accumulated at a specified rate, the highest historical account value on a contract anniversary, or more typically, the greatest of these values. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

The following summarizes the liability for GMDB contracts reflected in the general account:

       FOR THE YEARS ENDED DECEMBER 31,                            2005        2004
       -------------------------------------------------------------------------------
       (In millions)

       Beginning balance                                         $   74.6    $  106.8

       Provision for GMDB:
                GMDB expense incurred                                43.3        48.6
                Volatility (1)                                       (5.4)      (12.9)
                                                                 --------------------
                                                                     37.9        35.7
       Claims, net of reinsurance:
                Claims from policyholders                           (57.6)      (71.2)
                Claims ceded to reinsurers                           55.4        67.3
                                                                 --------------------
                                                                     (2.2)       (3.9)

       GMDB reinsurance premium                                     (58.2)      (64.0)
       Purchase accounting adjustment, at December 31, 2005         229.2           -
                                                                 --------------------
       Ending balance                                            $  281.3    $   74.6
                                                                 ====================

(1) Volatility reflects the difference between actual and expected investment performance, persistency, age distribution, mortality and other factors that are assumptions within the GMDB reserving model.

GMDB reserves were adjusted by $229.2 million in 2005 as a result of revaluation based upon purchase accounting assumptions. The fair value reserve for the GMDB feature was computed using a risk neutral approach. The reserve represents estimates, over a range of stochastic scenarios, of the present value of future GMDB net benefits expected to be paid less the present value of future GMDB net fees charged to the policyholders.

The following information relates to the reserving methodology and assumptions for GMDB at December 31, 2005.

- The projection model used 500 stochastically generated risk neutral return scenarios as of 12/31/2005.

- Implied volatilities by duration were based on a combination of OTC quotes (when available) and historical volatilities. Volatility assumptions range from 15% to 27%, varying by equity fund type; 3.5% for bond funds; and 1% for money market funds.

- Projected cash flows were discounted using the LIBOR curve as of 12/31/2005.

-   The mortality assumption is 70% of the 1994 MGDB table.

- The full surrender rate assumption varies from 1% to 50% depending on distribution channel, contract type, policy duration, and attained age. The aggregate projected full surrender rates for 2006 and 2007 are approximately 15% and 14%, respectively (full surrender rates include annuitzations, but they do not reflect partial withdrawals or deaths).

- The partial withdrawal rate assumption varies by distribution channel, tax qualified status, and attained age. Total projected partial withdrawals are in the 6% to 7% range for all years.

The following table presents the account value, net amount at risk and average attained age of underlying contractholders for guarantees in the event of death as of December 31, 2005 and 2004. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contractholders had died as of the specified date, and represents the excess of the guaranteed benefit over the account value.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

DECEMBER 31
(IN MILLIONS, EXCEPT FOR CONTRACTHOLDER INFORMATION)       2005 (1)       2004
---------------------------------------------------------------------------------
Net deposits paid
   Account value                                          $    1,089   $    1,228
   Net amount at risk                                     $       31   $       57
   Average attained age of contractholders                        66           66
Ratchet (highest historical account value at specified
   anniversary dates)
   Account value                                          $    1,651   $    2,024
   Net amount at risk                                     $      109   $      185
   Average attained age of contractholders                        64           64
Roll-up (net deposits accumulated at a specified rate)
   Account value                                          $       97   $      104
   Net amount at risk                                     $       21   $       20
   Average attained age of contractholders                        76           76
Higher of ratchet or roll-up
   Account value                                          $    6,158   $    7,049
   Net amount at risk                                     $    1,449   $    1,676
   Average attained age of contractholders                        72           71
                                                          ----------   ----------
Total of guaranteed benefits categorized above
   Account value                                          $    8,995   $   10,405
   Net amount at risk                                     $    1,610   $    1,938
   Average attained age of contractholders
     (weighted by account value)                                  70           69
Number of contractholders                                    162,100      188,897

(1) Includes business coinsured from FAFLIC

GUARANTEED MINIMUM INCOME BENEFIT

Additionally, the Company issued variable annuity contracts with a guaranteed minimum income benefit ("GMIB") feature. The GMIB liability as of December 30, 2005 was $7.2 million with no benefits paid out. The GMIB liability at December 31, 2004 was $5.6 million with no benefits paid out. In conjunction with the Transaction and the application of Statement No. 141, the GMIB liability was revalued to $16.5 million at December 31, 2005. Similarly to the approach employed to value the GMDB reserve, the fair value reserve for the GMIB feature was computed using a risk neutral approach. The reserve was determined by estimating the present value of future GMIB benefits expected to be paid less the present value of future GMIB fees charged to the policyholders, over a range of stochastic scenarios.

SALES INDUCEMENTS

The Company's variable annuity product offerings included contracts that offered enhanced crediting rates or bonus payments. These enhanced rates are considered sales inducements under SOP 03-1. As such, the balance of sales inducement assets was required to be reclassified from DAC to other assets upon adoption of SOP 03-1, and amortization of these sales inducements over the life of the contract is required to be reflected as a policy benefit. Amortization of these contracts is required to be computed using the same methodology and assumptions used in amortizing DAC.

In accordance with Statement No. 141, this asset was revalued effective December 30, 2005. Accordingly, there was no balance of deferred sales inducements at December 31, 2005. The balance at December 31, 2004 was $72.9 million.

SEPARATE ACCOUNTS WITH CREDITED INTEREST GUARANTEES

The Company issued variable annuity and life contracts through its separate accounts for which net investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issued variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contractholder the total deposits made to the contract less any partial withdrawals plus a minimum return.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

Prior to the adoption of SOP 03-1, the Company had recorded certain market value adjustments ("MVA") to the fixed annuity products as separate account assets and separate account liabilities in the Consolidated Balance Sheets. Changes in the fair value of MVA assets were reflected in other comprehensive income in the Consolidated Balance Sheets. In addition, the Company reflected policy fees, interest spreads, realized gains and losses on investments and changes in the liability for minimum guarantees in net income. Notwithstanding the market value adjustment feature of this product, all of the investment performance of the separate account assets related to this product does not accrue to the contractholder, and it therefore, does not meet the conditions for separate account reporting under SOP 03-1.

Upon adoption of SOP 03-1, assets related to the MVA product, primarily fixed maturities, which are carried at fair value, were reclassified to the general account as available-for-sale securities. Reserves related to contract account values included in separate account liabilities were also reclassified to the Company's general account. Changes in the fair value of these assets continue to be reflected in other comprehensive income in the Consolidated Balance Sheets. Additionally, amounts assessed against the contractholders for mortality, administrative, and other services have continued to be included in universal life and investment product policy fees and changes in liabilities for minimum guarantees have continued to be included in policy benefits and claims in the Consolidated Statements of Income. Components of the interest spreads related to this product continue to be recorded in net investment income and policy benefits and claims in the Consolidated Statements of Income. Realized investment gains and losses are recognized as incurred, consistent with prior years.

The Company had the following variable annuities with guaranteed minimum returns:

       DECEMBER 31                                            2005              2004
       --------------------------------------------------------------------------------
       (In millions)
       Account value                                         $ 68.1            $ 90.3
       Range of guaranteed minimum return rates            3.0 - 6.5%        3.0 - 6.5%

Account balances of these contracts with guaranteed minimum returns were invested in variable separate accounts as follows:

     DECEMBER 31                                              2005              2004
     ----------------------------------------------------------------------------------
     (In millions)
     Asset Type:
        Fixed maturities                                      $ 67.7          $ 104.7
        Cash and cash equivalents                                2.4              4.5
                                                           --------------------------
     Total                                                    $ 70.1          $ 109.2
                                                           ==========================

9. INVESTMENTS

   A. FIXED MATURITIES AND EQUITY SECURITIES

The Company accounts for its investments in fixed maturities and equity securities, all of which are classified as available-for-sale, in accordance with the provisions of Statement No. 115.

In accordance with Statement No. 141, the amortized cost of the assets were re-established at December 31, 2005 market values, as a result of the Transaction. The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

DECEMBER 31,                                                                           2005
--------------------------------------------------------------------------------------------------------------------------------
                                                                       GROSS           GROSS          PURCHASE
                                                       AMORTIZED     UNREALIZED      UNREALIZED      ACCOUNTING         FAIR
                                                        COST (1)       GAINS           LOSSES        ADJUSTMENT        VALUE
--------------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
U.S. Treasury securities and U.S. government and
  agency securities                                  $      134.9   $        1.2    $       (1.9)   $        0.7    $      134.9
States and political subdivisions                            16.0            0.1            (0.5)            0.4            16.0
Corporate fixed maturities                                  787.3           17.8            (6.5)          (11.3)          787.3
Mortgage-backed securities                                  337.4            2.5            (3.3)            0.8           337.4
                                                     ---------------------------------------------------------------------------
Total fixed maturities                               $    1,275.6   $       21.6    $      (12.2)   $       (9.4)   $    1,275.6
                                                     ===========================================================================
Equity securities                                    $          -   $          -    $          -    $          -    $           -
                                                     ===========================================================================

(1) Amortized cost for fixed maturities securities after acquisition purchase accounting.

DECEMBER 31,                                                                    2004
----------------------------------------------------------------------------------------------------------------
                                                                        GROSS          GROSS
                                                       AMORTIZED     UNREALIZED      UNREALIZED         FAIR
                                                        COST (1)        GAINS          LOSSES          VALUE
----------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
U.S. Treasury securities and U.S. government
   and agency securities                             $      324.4   $        4.4    $       (1.7)   $      327.1
States and political subdivisions                            20.2            0.4            (0.4)           20.2
Foreign governments                                           6.8              -               -             6.8
Corporate fixed maturities                                2,710.9          135.7            (9.4)        2,837.2
Mortgage-backed securities                                  764.3           22.3            (1.8)          784.8
                                                     -----------------------------------------------------------
Total fixed maturities                               $    3,826.6   $      162.8    $      (13.3)   $    3,976.1
                                                     ===========================================================
Equity securities                                    $        3.4   $        2.2    $          -    $        5.6
                                                     ===========================================================

(1)  Amortized cost for fixed maturities and cost for equity securities.

Until December 28, 2005, the Company participated in a security lending program for the purpose of enhancing income. At December 31, 2004, securities on loan to various counterparties were fully collateralized by cash and had a fair value of $161.3 million. The fair value of the loaned securities was monitored on a daily basis, and the collateral was maintained at a level of at least 102% of the fair value of the loaned securities. Securities lending collateral was recorded by the Company in cash and cash equivalents with an offsetting liability included in expenses and taxes payable.

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance in 1994 to maintain, through a custodial account in New York, a security deposit, the market value of which will equal 102% of all outstanding liabilities of AFLIAC for New York policyholders, claimants and creditors. During 2003, the New York Department of Insurance allowed AFLIAC to release assets on deposit due to the decrease in outstanding liabilities relating to the sale of the universal life insurance business in December 2002. At December 31, 2005, the amortized cost and fair value of assets on deposit in New York were $42.4 million and $43.1 million, respectively. At December 31, 2004, the amortized cost and fair value of the assets on deposit were $42.4 million and $45.1 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $5.0 million and $37.1 million were on deposit with various state and governmental authorities at December 31, 2005 and 2004, respectively. Fair values related to these securities were $5.8 million and $39.0 million at December 31, 2005 and 2004, respectively.

The Company entered into various derivative and other arrangements that required fixed maturities to be held as collateral. At December 31, 2005, the Company had no arrangements that would require fixed maturities to be held as collateral. At December 31, 2004, fixed maturities held as collateral had a fair value of $122.8 million. Corresponding liabilities for these items have also been recorded by the Company.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

There were no contractual investment commitments at December 31, 2005.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities, because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity. In accordance with Statement No. 141, the amortized cost of the investments below is shown both before and after the transaction.

                                                                            DECEMBER 30,  DECEMBER 31,
                                                                                2005          2005       DECEMBER 31,
                                                                             AMORTIZED     AMORTIZED         2005
DECEMBER                                                                        COST          COST        FAIR VALUE
---------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Due in one year or less                                                     $      84.4   $       84.8   $       84.8
Due after one year through five years                                             391.5          393.5          393.5
Due after five years through ten years                                            417.2          421.9          421.9
Due after ten years                                                               373.2          375.4          375.4
                                                                            -----------------------------------------
Total                                                                       $   1,266.3   $    1,275.6   $    1,275.6
                                                                            =========================================

   B. MORTGAGE LOANS AND REAL ESTATE

The Company held no mortgage loans at December 31, 2005. For 2004, the Company's mortgage loans were diversified by property type and location. Mortgage loans were collateralized by the related properties and generally did not exceed 75% of the property's value at the time of origination. No mortgage loans were originated during 2004. The carrying values of mortgage loans, net of applicable reserves, were $64.1 million at December 31, 2004. Reserves for mortgage loans were $0.8 million at December 31, 2004.

At December 31, 2005 and 2004, respectively, no real estate was held in the Company's investment portfolio.

Mortgage loan investments comprised the following property types and geographic regions:

DECEMBER 31,                                          2004
-------------------------------------------------------------
(IN MILLIONS)
Property Type:
        Office building                           $     26.7
        Retail                                          17.0
        Industrial/Warehouse                            14.8
        Residential                                      6.4
        Valuation Allowances                            (0.8)
                                                  ----------
Total                                             $     64.1
                                                  ==========
Geographic region:
        East North Central                        $     19.5
        Pacific                                         19.0
        South Atlantic                                  12.0
        New England                                      8.2
        West South Central                               0.9
        Middle Atlantic                                  0.9
        Other                                            4.4
        Valuation Allowances                            (0.8)
                                                  ----------
Total                                             $     64.1
                                                  ==========

There were no impaired loans or related reserves as of December 31, 2004. There was no interest income received in 2004 related to impaired loans.

C. DERIVATIVE INSTRUMENTS

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by foreign currency, equity market and interest rate volatility. As a result of the Company's issuance of trust instruments supported by funding obligations denominated in foreign currencies, as well as its investment in securities denominated in foreign currencies, the Company's operating results are exposed to changes in exchange rates between the U.S. dollar, the Japanese Yen, and the British Pound. The Company uses foreign currency exchange swaps and futures to mitigate the short-term effect of changes in currency exchange rates and to manage the risk of cash flow variability. Until August 22, 2005, the Company was also exposed to changes in the equity market due to increases in GMDB reserves that resulted from declines in the equity market. The Company used exchange-traded equity market futures contracts to reduce the volatility in statutory capital reserves from the effects of the equity market movements. Finally, for the period between August 22, 2005 and December 30, 2005, the closing date of the Transaction, the Company was exposed to changes in its surplus value which was driven by a combination of equity market and interest rate movements. To economically hedge against fluctuations in the purchase price of the variable life insurance and annuity business, the Company used exchange-traded futures contracts and interest rate swap contracts.

By using derivative instruments, the Company is exposed to credit risk. If the counterparty fails to perform, credit risk is equal to the extent of the fair value gain (including any accrued receivable) in a derivative. The Company regularly assesses the financial strength of the counterparties and generally enters into derivative instruments with counterparties rated "A" or better by nationally recognized rating agencies. Depending on the nature of the derivative transaction, the Company maintains bilateral Collateral Standardized Arrangements ("CSA") with each counterparty. In general, the CSA sets a minimum threshold of exposure that must be collateralized, although thresholds may vary by CSA. The Company's counterparties did not hold collateral at December 31, 2005. The Company's counterparties held collateral, in the form of cash, bonds and U.S. Treasury notes, of $94.8 million at December 31, 2004.

Management monitors the Company's derivative activities by reviewing portfolio activities and risk levels. Management also oversees all derivative transactions to ensure that the types of transactions entered into and the results obtained from those transactions are consistent with both the Company's risk management strategy and with Company policies and procedures.

D. FAIR VALUE HEDGES

In 2005, the Company entered into exchange-traded equity futures contracts to hedge the embedded gains on certain bonds identified to be liquidated to settle the maturity of a particular long-term funding agreement. The Company also entered into cross-currency swaps to convert its foreign denominated fixed rate trust instruments supported by funding obligations to U.S. dollar floating rate instruments. The Company recognized gains of $2.2 million for the year ended December 31, 2005, reported in net realized investment gains in the Consolidated Statements of Income. These derivative instruments were determined to be effective hedges in accordance with FASB issued Statement of Financial Accounting Standards No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. The Company recognized no gains or losses in 2004 related to fair value hedges. However, the Company recognized net losses of $0.2 million for the year ended December 31, 2003, reported within losses on derivative instruments in the Consolidated Statements of Income. These losses represented the ineffective portion of all fair value hedges. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness, unless otherwise noted.

E. CASH FLOW HEDGES

The Company entered into cross-currency swaps to hedge foreign currency and interest rate exposure on specific trust instruments supported by funding obligations. Under the swap contracts, the Company agreed to exchange interest and principal related to trust obligations payable in foreign currencies, at current exchange rates, for the equivalent payment in U.S. dollars translated at a specific currency exchange rate. Additionally, the Company used foreign exchange futures contracts to hedge foreign currency exposure on specific trust instruments supported by funding obligations. Finally, the Company also entered into foreign exchange forward contracts to hedge its foreign currency exposure on specific fixed maturity securities. Under the foreign exchange futures and forward contracts, the Company has the right to purchase the hedged currency at a fixed strike price in U.S. dollars.

The Company recognized no gains or losses in 2005 and 2004 related to ineffective cash flow hedges. However, the Company recognized a net loss of $9.0 million in 2003, representing the ineffectiveness of all cash flow hedges, related to ineffective futures and options contracts, which are reported in other income in the Consolidated Statements of Income. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness, unless otherwise noted.

F. TRADING ACTIVITIES

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

On August 23, 2005, the Company implemented a new derivative program designed to economically hedge against fluctuations in the purchase price of the variable life insurance and annuity businesses. The purchase price was determined on December 30, 2005 and was subject to changes in interest rate, equity market, implied equity market volatility and surrender activity. The derivatives were terminated concurrent with the sale closing on December 30, 2005. The derivatives in this program included exchange-traded futures contracts and interest rate swap contracts. The hedges did not qualify for hedge accounting under Statement No. 133.

During the fourth quarter of 2003, the Company began using exchange-traded equity futures contracts to economically hedge increased GMDB reserves which could arise from declines in the equity market. In response to entering into the Transaction, the Company discontinued this program on August 22, 2005. The GMDB hedges did not qualify for hedge accounting under Statement No. 133. Additionally, in 2003, the Company entered into equity-linked swap contracts which are economic hedges but do not qualify for hedge accounting under Statement No. 133. These products are linked to specific equity-linked liabilities on the balance sheet. Under the equity-linked swap contracts, the Company agrees to exchange, at specific intervals, the difference between fixed and floating rate interest amounts calculated on an agreed upon notional amount. The final payment at maturity will include the appreciation, if any, of a basket of specific equity indices.

During 2005 and 2004, the Company recognized net losses of $36.1 million and $18.3 million, respectively, on all trading derivatives. In 2003, the Company recognized net gains of $3.9 million on all trading derivatives. The net loss recognized in 2005 included $13.3 million in losses related to the derivatives used to economically hedge the purchase price and were reflected within other operating expenses in the Consolidated Statements of Income. Additionally, the net loss in 2005 included $19.6 million of net losses representing the ineffectiveness on equity-linked swap contracts, which were recorded within other income in the Consolidated Statements of Income. Further, the 2005 net loss also included a $2.3 million loss related to embedded derivatives on equity-linked trust instruments supported by funding obligations, which was reported in losses on derivative instruments in the Consolidated Statements of Income. Finally, the 2005 net loss included $0.9 million in losses recorded within other operating expenses in the Consolidated Statements of Income related to the GMDB hedges. The net loss recognized in 2004 included $25.1 million in losses recorded within other operating expenses in the Consolidated Statements of Income related to the GMDB hedges. Additionally, the net loss in 2004 included $7.4 million of net gains representing the ineffectiveness on equity-linked swap contracts, which were recorded in other income in the Consolidated Statements of Income. Further, the 2004 net loss also included a $0.6 million loss related to embedded derivatives on equity-linked trust instruments supported by funding obligations, which was reported in losses on derivative instruments in the Consolidated Statements of Income. The net gain recognized in 2003 included $14.0 million of net gains representing the ineffectiveness on equity-linked swap contracts, which was recorded in other income in the Consolidated Statements of Income. Additionally, the net gain in 2003 included $8.4 million in losses recorded within losses on derivative instruments in the Consolidated Statements of Income related to the GMDB hedges. Further, the 2003 net gain also included a $1.7 million loss related to embedded derivatives on equity-linked trust instruments supported by funding obligations, which is reported within losses on derivative instruments in the Consolidated Statements of Income.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

   G. UNREALIZED GAINS AND LOSSES

Unrealized gains and losses on available-for-sale, other securities, and derivative instruments are summarized as follows:

                                                                                            EQUITY
                                                                                          SECURITIES
                                                                             FIXED            AND
FOR THE YEARS ENDED DECEMBER 31,                                          MATURITIES     OTHER (1),(2)       TOTAL
---------------------------------------------------------------------------------------------------------------------
(In millions)
2005
Net appreciation, beginning of year                                      $        5.7    $         4.4    $       10.1
                                                                         ---------------------------------------------
       Net depreciation on available-for-sale
          securities and derivative instruments                                 (60.2)            (6.8)          (67.0)
       Net appreciation from the effect on deferred
          policy acquisition costs and on policy liabilities                     60.8                -            60.8
       (Provision) benefit for deferred federal income taxes                     (0.2)             2.4             2.2
                                                                         ---------------------------------------------
                                                                                  0.4             (4.4)           (4.0)
                                                                         ---------------------------------------------
       Purchase accounting adjustment                                            (6.1)               -            (6.1)
                                                                         ---------------------------------------------
Net depreciation, end of year                                            $          -    $           -    $          -
                                                                         =============================================
2004
Net (depreciation) appreciation, beginning of year                       $       (2.6)   $         5.7    $        3.1
                                                                         ---------------------------------------------
       Net appreciation (depreciation) on available-for-sale
          securities and derivative instruments                                   6.8             (1.9)            4.9
       Net appreciation from the effect on deferred
          policy acquisition costs and on policy liabilities                      5.9                -             5.9
       (Provision) benefit for deferred federal income taxes                     (4.4)             0.6            (3.8)
                                                                         ---------------------------------------------
                                                                                  8.3             (1.3)            7.0
                                                                         ---------------------------------------------
Net appreciation, end of year                                            $        5.7    $         4.4    $       10.1
                                                                         =============================================
2003
Net appreciation, beginning of year                                      $        8.6    $         6.2    $       14.8
                                                                         ---------------------------------------------
       Net depreciation on available-for-sale
          securities and derivative instruments                                 (21.0)            (0.7)          (21.7)
       Net appreciation from the effect on deferred
          policy acquisition costs and on policy liabilities                      3.8                -             3.8
       Benefit for deferred federal income taxes                                  6.0              0.2             6.2
                                                                         ---------------------------------------------
                                                                                (11.2)            (0.5)          (11.7)
                                                                         ---------------------------------------------
Net (depreciation) appreciation, end of year                             $       (2.6)   $         5.7    $        3.1
                                                                         =============================================

(1) FIXED MATURITIES INCLUDE AFTER-TAX NET APPRECIATION (DEPRECIATION) ON DERIVATIVE INSTRUMENTS OF $50.5 MILLION, $20.0 MILLION AND $(4.7) MILLION IN 2005, 2004 AND 2003, RESPECTIVELY. BALANCES AT DECEMBER 31, 2004 AND 2003 INCLUDE AFTER-TAX NET DEPRECIATION FROM DERIVATIVE INSTRUMENTS OF $50.5 MILLION, AND $70.5 MILLION, RESPECTIVELY. AS A RESULT OF PURCHASE ACCOUNTING, THERE WAS NO UNREALIZED APPRECIATION OR DEPRECIATION OF AVAILABLE-FOR-SALE SECURITIES AT DECEMBER 31, 2005.

(2) EQUITY SECURITIES AND OTHER AT DECEMBER 31, 2004 AND 2003 INCLUDE AFTER-TAX NET (DEPRECIATION) APPRECIATION ON OTHER INVESTED ASSETS OF $1.1 MILLION AND $(2.9) MILLION, RESPECTIVELY.

   H. SECURITIES IN A CONTINUOUS UNREALIZED LOSS POSITION

The following table provides information about the Company's fixed maturities and equity securities that have been continuously in an unrealized loss position. Due to purchase accounting treatment, amortized costs of all positions at December 31, 2005 equals fair value:

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

DECEMBER 31,                                                     2005                                2004
---------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)                                           GROSS                              GROSS
                                                      UNREALIZED           FAIR          UNREALIZED          FAIR
                                                      LOSSES (3)         VALUE(3)          LOSSES            VALUE
---------------------------------------------------------------------------------------------------------------------
Investment grade fixed maturities (1):
  0-6 months                                          $       -        $        -        $      2.3       $     367.3
  7-12 months                                                 -                 -               3.1             175.5
  Greater than 12 months                                      -                 -               7.4             196.0
                                                      ---------------------------------------------------------------
Total investment grade fixed maturities                       -                 -              12.8             738.8

Below investment grade fixed maturities (2):
  0-6 months                                                  -                 -               0.1               5.3
  7-12 months                                                 -                 -               0.5               3.4
  Greater than 12 months                                      -                 -                 -               1.0
                                                      ---------------------------------------------------------------
Total below investment grade fixed maturities                 -                 -               0.6               9.7
Equity securities                                             -                 -                 -                 -
                                                      ---------------------------------------------------------------
Total fixed maturities and equity securities          $       -        $        -        $     13.4       $     748.5
                                                      ===============================================================

(1) Includes gross unrealized losses for investment grade fixed maturity obligations of the U.S. Treasury, U.S. government and agency securities, states, and political subdivisions of $2.2 million at December 31, 2004.

(2) Substantially all below investment grade securities with an unrealized loss had been rated by the NAIC, Standard & Poor's, or Moody's at December 31, 2004.

(3)  Reflects adjustment for purchase accounting.

The Company employs a systematic methodology to evaluate declines in fair values below amortized cost for all investments. The methodology utilizes a quantitative and qualitative process ensuring that available evidence concerning the declines in fair value below amortized cost is evaluated in a disciplined manner. In determining whether a decline in fair value below amortized cost is other-than-temporary, the Company evaluates the issuer's overall financial condition; the issuer's credit and financial strength ratings; the issuer's financial performance, including earnings trends, dividend payments, and asset quality; a weakening of the general market conditions in the industry or geographic region in which the issuer operates; the length of time in which the fair value of an issuer's securities remains below cost; and with respect to fixed maturity investments, any factors that might raise doubt about the issuer's ability to pay all amounts due according to the contractual terms. The Company applies these factors to all securities as necessary. As a result of this review, the Company has concluded that the gross unrealized losses of fixed maturities and equity securities at December 31, 2004 are temporary and did not directly warrant a write-down to a new fair value. Separately, due to the application of purchase acquisition accounting, amortized cost of these assets was re-established at fair value at that date.

   I. OTHER

The Company had the following concentration of investments at fair value that exceeded 10% of shareholder's equity:

          DECEMBER 31,                                                      2005         2004
          ------------------------------------------------------------------------------------
          (IN MILLIONS)
          Issuer Name
          Federal National Mortgage Association                            127.5         234.3
          Federal Home Loan Mortgage Corporation                            96.1         272.7
          First Union National Bank Commercial Mortgage                     36.8             -
          CS First Boston Mortgage Securities Corp.                         36.5             -
          Morgan Stanley Dean Witter Capital I                              33.4         155.5

   J.  VARIABLE INTEREST ENTITY

Due to the restructuring of AFLIAC's subsidiaries, the Company does not hold any interest in limited partnerships at December 31, 2005. At December 31, 2004, the Company, through its subsidiary FAFLIC held a significant variable interest in a limited partnership, McDonald's Corporate Tax Credit Fund - 1996 Limited Partnership, which was organized to invest in low income housing projects which qualified for tax credits under the Internal Revenue Code. The Company's investment in this limited partnership, which represented approximately 36% of the partnership, was not a controlling interest.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

10. INVESTMENT INCOME AND GAINS AND LOSSES

   A. NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,                        2005          2004          2003
-------------------------------------------------------------------------------------------
(IN MILLIONS)

Fixed maturities                                     $    179.5    $    217.0    $    235.1
Equity securities                                           0.1           0.1           0.5
Mortgage loans                                              5.5           8.0          12.5
Policy loans                                               17.2          17.7          18.8
Derivatives                                               (10.8)        (21.3)         (5.9)
Other long-term investments                                 1.9           1.9          13.5
Short-term investments and miscellaneous income             5.0           1.3           1.8
                                                     --------------------------------------
   Gross investment income                                198.4         224.7         276.3
Less investment expenses                                   (5.8)         (7.2)         (5.4)
                                                     --------------------------------------
Net investment income                                $    192.6    $    217.5    $    270.9
                                                     ======================================

The Company had no fixed maturities on non-accrual status at December 31, 2005. The Company had fixed maturities with a carrying value of $24.3 million on non-accrual status at December 31, 2004. The Company had no mortgage loans on non-accrual status at December 31, 2005 or 2004. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, was a reduction in net investment income of $4.2 million and $5.7 million in 2004 and 2003, respectively.

The payment terms of mortgage loans may from time to time be restructured or modified. There were no restructured mortgage loans at December 31, 2005 and 2004.

There were no mortgage loans which were non-income producing at December 31, 2005 and 2004. The Company had no fixed maturities which were non-income producing at December 31, 2005. However, the Company had non-income producing fixed maturities with a carrying value of $10.4 million at December 31, 2004.

Included in other long-term investments is income from limited partnerships of $1.5 million in 2005, losses of $0.3 million in 2004 and income of $4.2 million in 2003.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

   B. NET REALIZED INVESTMENT GAINS AND LOSSES

Realized gains on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,                        2005          2004          2003
-------------------------------------------------------------------------------------------
(IN MILLIONS)

Fixed maturities                                     $     20.8    $     13.8    $     18.1
Equity securities                                             -           3.0           2.7
Mortgage Loans                                              0.3           0.4           0.8
Derivatives                                                 2.2          (8.0)         (4.3)
Other long-term investments                                (0.4)         (0.6)         (0.9)
                                                     --------------------------------------
Net realized investment gains                        $     22.9    $      8.6    $     16.4
                                                     ======================================

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                                   PROCEEDS FROM
                                                      VOLUNTARY       GROSS        GROSS
FOR THE YEARS ENDED DECEMBER 31,                        SALES         GAINS        LOSSES
-------------------------------------------------------------------------------------------
(IN MILLIONS)

2005
Fixed maturities                                     $    933.7    $     22.6    $      9.0
Equity securities                                           1.7             -             -

2004
Fixed maturities                                     $    506.9    $     13.3    $      4.8
Equity securities                                           7.9           3.5           0.3

2003
Fixed maturities                                     $  1,074.6    $     69.8    $      9.0
Equity securities                                          36.9           1.4             -

The Company recognized losses of $5.3 million, $5 1 million and $43.9 million in 2005, 2004 and 2003, respectively, related to other-than-temporary impairments of fixed maturities.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

C. OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized gains (losses) to the net balance shown in the Consolidated Statements of Comprehensive Income:

FOR THE YEARS ENDED DECEMBER 31,                                                                2005         2004         2003
--------------------------------------------------------------------------------------------------------------------------------
(In millions)
Unrealized (depreciation) appreciation on available-for-sale securities:

Unrealized holding (losses) gains arising during period, (net of income tax
   (benefit) expense of $(22.4), $(1.2) and $3.2 in 2005, 2004 and 2003)                     $   (41.7)   $    (2.5)   $     5.9

Less: reclassification adjustment for gains included in net income (net of income tax
   expense of $7.0, $5.7 and $7.0 million in 2005, 2004 and 2003)                                 12.9         10.5         12.9
                                                                                             -----------------------------------
Total available-for-sale securities                                                              (54.6)       (13.0)        (7.0)
                                                                                             -----------------------------------
Unrealized appreciation (depreciation) on derivative instruments:

Unrealized holding (losses) gains arising during period, (net of income tax (benefit)
   expense of $(20.9), $11.7 and $10.7 million in 2005, 2004 and 2003)                           (38.8)        21.9         19.9

Less: reclassification adjustment for (losses) gains included in net income (net of income tax (benefit) expense of $(48.1), $1.0 and $13.2 million in 2005, 2004 and
   2003)                                                                                         (89.4)         1.9         24.6
                                                                                             -----------------------------------
Total derivative instruments                                                                      50.6         20.0         (4.7)
                                                                                             -----------------------------------
Net unrealized (depreciation) appreciation on available-for-sale securities and
   derivative instruments                                                                    $    (4.0)   $     7.0    $   (11.7)
                                                                                             ===================================

11. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS

Statement of Financial Accounting Standards No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

   CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

   FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit

   EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

   MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair values are limited to the lesser of the present value of the cash flows or book value.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

   POLICY LOANS

The carrying amount reported in the Consolidated Balance Sheets approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

   DERIVATIVE INSTRUMENTS

Fair values are estimated using independent pricing sources.

   INVESTMENT CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for liabilities under guaranteed investment type contracts are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued. Liabilities under supplemental contracts without life contingencies are estimated based on current fund balances and other individual contract funds represent the present value of future policy benefits. Other liabilities are based on current surrender values.

   TRUST INSTRUMENTS SUPPORTED BY FUNDING OBLIGATIONS

Fair values are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued.

The estimated fair values of the financial instruments were as follows:

                                                                    2005                      2004
                                                          -------------------------------------------------
DECEMBER 31,                                               CARRYING       FAIR       CARRYING        FAIR
(IN MILLIONS)                                               VALUE        VALUE         VALUE        VALUE
-----------------------------------------------------------------------------------------------------------
Financial Assets
      Cash and cash equivalents                           $    123.2   $    123.2   $    280.9   $    280.9
      Fixed maturities                                       1,275.6      1,275.6      3,976.1      3,976.1
      Equity securities                                            -            -          5.6          5.6
      Mortgage loans                                               -            -         64.1         77.0
      Policy loans                                             115.6        115.6        256.4        256.4
      Derivative instruments                                       -            -         72.9         72.9
                                                          -------------------------------------------------
                                                          $  1,514.4   $  1,514.4   $  4,656.0   $  4,668.9
                                                          =================================================
Financial Liabilities
      Guaranteed investment contracts                     $        -   $        -   $     30.0   $     31.2
      Derivative instruments                                     0.4          0.4         12.3         12.3
      Supplemental contracts without life
        contingencies                                           46.2         46.2         75.4         75.4
      Dividend accumulations                                       -            -         86.1         86.1
      Other individual contract deposit funds                   29.8         29.8         44.1         44.1
      Other group contract deposit funds                           -            -         38.6         38.3
      Individual annuity contracts - general account           991.2        965.2      1,156.1      1,121.3
      Trust Instruments supported by funding
        obligations                                                -            -      1,126.0      1,128.2
                                                          -------------------------------------------------
                                                          $  1,067.6   $  1,041.6   $  2,568.6   $  2,536.9
                                                          =================================================

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

12. CLOSED BLOCK

Summarized financial information of the Closed Block as of December 31, 2004 and for the years ended December 31, 2005, 2004 and 2003 is as follows:

   DECEMBER 31                                                           2004
   -----------------------------------------------------------------------------
   (In millions)
   Assets

       Fixed maturities, at fair value (amortized cost of $505.3)      $  535.1
       Mortgage loans                                                      31.4
       Policy loans                                                       144.4
       Cash and cash equivalents                                           20.1
       Accrued investment income                                           11.4
       Other assets                                                        15.0
                                                                       --------
   Total assets                                                        $  757.4
                                                                       --------
   Liabilities
       Policy liabilities and accruals                                 $  726.1
       Policyholder dividends                                              64.9
       Other liabilities                                                   10.6
                                                                       --------
   Total liabilities                                                   $  801.6
                                                                       --------

   Excess of Closed Block liabilities over assets designated to the
       Closed Block                                                    $   44.2
   Amounts included in accumulated other comprehensive income:
   Net unrealized investment losses, (net of deferred federal income
       tax benefits of $5.9 million)                                      (11.0)
                                                                       --------
   Maximum future earnings to be recognized from Closed Block assets
       and liabilities                                                 $   33.2
                                                                       ========

FOR THE YEARS ENDED DECEMBER 31          2005       2004         2003
-----------------------------------------------------------------------
(In millions)
Revenues
     Premiums and other income        $    36.4   $    38.7   $    40.8
     Net investment income                 41.5        43.0        46.4
     Net realized investment gains          5.2           -         2.3
                                      ---------------------------------
Total revenues                             83.1        81.7        89.5
                                      ---------------------------------
Benefits and expenses
     Policy benefits                       73.1        68.8        80.7
     Policy acquisition expenses            1.1         1.7         2.2
     Other operating expenses               0.4         0.1         0.2
                                      ---------------------------------
Total benefits and expenses                74.6        70.6        83.1
                                      ---------------------------------
Contribution from the Closed Block    $     8.5   $    11.1   $     6.4
                                      ---------------------------------

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

FOR THE YEARS ENDED DECEMBER 31                                   2005         2004        2003
-------------------------------------------------------------------------------------------------
(In millions)
Cash Flows
     Cash flows from operating activities:
     Contribution from the Closed Block                        $     8.5    $    11.1   $     6.4
     Adjustment for net realized investment gains                   (5.2)           -        (2.3)
     Change in:
            Deferred policy acquisition costs                        1.0          1.7         2.1
            Policy liabilities and accruals                        (14.5)       (25.6)      (15.0)
            Expenses and taxes payable                              (8.3)        (0.3)      (21.2)
            Other, net                                               0.9          4.3        (0.8)
                                                               ----------------------------------
     Net cash used in operating activities                         (17.6)        (8.8)      (30.8)
                                                               ----------------------------------
     Cash flows from investing activities:
         Sales, maturities and repayments of investments            65.8         67.9       136.2
         Purchases of investments                                  (72.5)       (60.1)     (107.6)
         Policy loans                                                8.6         11.7        11.3
                                                               ----------------------------------
     Net cash provided by investing activities                       1.9         19.5        39.9
                                                               ----------------------------------
Net (decrease) increase in cash and cash equivalents               (15.7)        10.7         9.1
Cash and cash equivalents, beginning of year                        20.1          9.4         0.3
                                                               ----------------------------------
Cash and cash equivalents, end of year                         $     4.4    $    20.1   $     9.4
                                                               ==================================

Many expenses related to Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside the Closed Block.

For the years ended December 31, 2005, 2004 and 2003, premiums related to participating individual and group life policies and participating individual and group accident and health policies were $36.4 million, $38.7 million and $40.8 million, respectively. This represents 98.6%, 98.2% and 97.8%, respectively, of total premiums and deposits. For the year ended December 31, 2004, participating insurance in force was $1.5 billion. This represents 27.2% of total life insurance in force.

13. FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. A summary of the federal income tax benefit in the Consolidated Statements of Income is shown below:

FOR THE YEARS ENDED DECEMBER 31,                                  2005         2004        2003
-------------------------------------------------------------------------------------------------
(In millions)
Federal income tax benefit
       Current                                                 $   (34.1)   $   (80.5)  $     2.5
       Deferred                                                      1.1         44.7       (19.9)
                                                               ----------------------------------
Total                                                          $   (33.0)   $   (35.8)  $   (17.4)
                                                               ==================================

The federal income tax benefit attributable to the consolidated results of operations is different from the amount determined by multiplying income before federal income taxes by the statutory federal income tax rate. The sources of the difference and the tax effects of each were as follows:

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

FOR THE YEARS ENDED DECEMBER 31,                                             2005         2004         2003
--------------------------------------------------------------------------------------------------------------
(In millions)
Expected federal income tax expense(benefit)                               $     2.9    $     3.9    $    (0.4)
       Prior years' federal income tax settlement                               (9.4)       (30.4)           -
       Change in estimates for prior years dividend received deduction         (12.9)           -            -
       Dividend received deduction                                             (10.0)        (9.8)       (11.2)
       Tax credits                                                              (6.2)        (5.5)        (4.5)
       Restricted stock                                                            -            -          2.1
       Deferred tax adjustment                                                     -          6.4            -
       Sale of subsidiary                                                          -            -          1.5
       Changes in other tax estimates                                            5.6          0.6         (4.1)
       Other, net                                                               (3.0)        (1.0)        (0.8)
                                                                           -----------------------------------
Federal income tax benefit                                                 $   (33.0)   $   (35.8)   $   (17.4)
                                                                           ===================================

Following are the components of the Company's deferred tax assets and liabilities.

DECEMBER 31,                                                 2005         2004
--------------------------------------------------------------------------------
(In millions)
Deferred tax (asset) liabilities
        Insurance reserves                                $  (200.7)   $  (217.4)
        VOBA                                                  111.0            -
        Deferred acquisition costs                            (41.0)       185.9
        Tax credit carryforwards                               (6.6)       (67.3)
        Employee benefit plans                                    -        (64.0)
        Loss carryforwards                                    (57.1)       (34.6)
        Deferred sales inducement                                 -         25.5
        Investments, net                                      (12.0)       (16.8)
        Discontinued group life and health business               -        (16.6)
        Software capitalization                                   -          3.2
        Restructuring reserve                                     -         (1.6)
        Other, net                                             (2.6)        (4.2)
                                                          ----------------------
          Subtotal deferred tax, net                         (209.0)      (207.9)
             Valuation allowance                               36.7            -
                                                          ----------------------
Total deferred tax asset, net                             $  (172.3)   $  (207.9)

Deferred income taxes reflect the net tax effects of temporary differences between the financial reporting and tax bases of assets and liabilities. These temporary differences result in taxable or deductible amounts in future years and are measured using the tax rates and laws that will be in effect when such differences are expected to reverse. Gross deferred income tax assets totaled approximately $320 million and $634 million at December 31, 2005 and 2004, respectively. Gross deferred income tax liabilities totaled approximately $111 million and $426 million at December 31, 2005 and 2004, respectively.

The Company has recorded a valuation allowance against tax benefits from capital losses, tax credits, and operating loss carryforwards. The establishment of the valuation allowance against the December 31, 2005 deferred tax asset is due to changes in circumstances related to the Transaction. If the tax benefits of $36.7 represented by the valuation allowance were to be subsequently realized, the entire benefit would reduce intangible assets. In management's judgment, the gross deferred tax asset will more likely than not be realized through reductions of future taxes, except as otherwise noted. This conclusion is based primarily upon on a review of expected taxable income and considers all available evidence, both positive and negative.

At December 31, 2005, there are available foreign tax credit carryforwards of $6.6 million which will expire beginning in 2013. At December 31, 2005, the Company has net operating loss carryforwards of $135.2 million and capital loss carryforwards of $28.0 million, which begin to expire in 2016 and 2010, respectively. All tax credits, net operating loss carryforwards, and capital loss carryforwards are subject to annual limitations on utilization.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

The Company's federal income tax returns are routinely audited by the IRS, and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the FAFLIC/AFLIAC consolidated group's federal income tax returns through 1997. In the fourth quarter of 2005, the Company reached a favorable settlement with respect to FAFLIC's federal income tax returns for 1992 to 1994 that resulted in a tax benefit of approximately $9 million. The 2005 provision also reflects a $12.9 million benefit resulting from a reduction in federal income tax reserves for prior years from ongoing Internal Revenue Service ("IRS") audits. In the first quarter of 2004, the Company reached a favorable settlement with respect to FAFLIC's federal income tax returns for 1982 and 1983 that resulted in a tax benefit of approximately $30 million. In the Company's opinion, adequate tax liabilities have been established for all years. THG has agreed to indemnify AFLIAC and Goldman Sachs with respect to tax liabilities for periods before the acquisition as provided in the Stock Purchase Agreement.

14. PENSION AND OTHER POST RETIREMENT BENEFITS

DEFINED BENEFIT PLANS

Goldman Sachs maintains a defined benefit pension plan for substantially all US employees hired prior to November 1, 2003. As of November 2004, this plan has been closed to new participants and no further benefits will be accrued to existing participants. AFLIAC and its employees are not members of a Goldman Sachs sponsored pension program and the December 31, 2005 balance sheet contains no pension liabilities and no postretirement benefit liabilities.

Prior to the Transaction and prior to 2005, FAFLIC, a subsidiary of AFLIAC through December 30, 2005, provided retirement benefits to substantially all of its employees under defined benefit pension plans. These plans were based on a defined benefit cash balance formula, whereby the Company annually provided an allocation to each covered employee based on a percentage of that employee's eligible salary, similar to a defined contribution plan arrangement. In addition to the cash balance allocation, certain transition group employees who had met specified age and service requirements as of December 31, 1994, were eligible for a grandfathered benefit based primarily on the employees' years of service and compensation during their highest five consecutive plan years of employment. The Company's policy for the plans was to fund at least the minimum amount required by the Employee Retirement Income Security Act of 1974 ("ERISA").

As of January 1, 2005, the defined benefit pension plans were frozen and the Company enhanced its defined contribution 401(k) plan. No further cash balance allocations have been credited for plan years beginning on or after January 1, 2005. In addition, grandfathered benefits were frozen at January 1, 2005 levels with an annual transition pension adjustment calculated at an interest rate equal to 5% per year, up to 35 years of completed service, and 3% thereafter. As a result of these actions, the Company recognized a curtailment gain of $1.0 million in 2004. The changes to the 401(k) plan are discussed in detail below.

         ASSUMPTIONS

In order to measure the expense associated with these plans, management must make various estimates and assumptions, such as discount rates used to value liabilities, assumed rates of return on plan assets, employee turnover rates and anticipated mortality rates. The estimates used by management were based on the Company's historical experience, as well as current facts and circumstances. In addition, the Company uses outside actuaries to assist in measuring the expense and liability associated with these plans.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

The Company utilized a measurement date of December 31st to determine its pension benefit obligations. Weighted-average assumptions used to determine pension benefit obligations were as follows:

  DECEMBER 31                                            2004
  --------------------------------------------------------------
  Discount rate                                          5.63%
  Rate of compensation increase (1)                        NA
  Cash balance allocation (1)                              NA
  Cash balance interest crediting rate                   5.00%

(1) As a result of the aforementioned decision to freeze the defined benefit plans, pension benefit obligations will not be affected by future compensation increases and there will be no further cash balance allocations.

The Company utilized a measurement date of January 1st to determine its periodic pension costs. Weighted-average assumptions used to determine net periodic pension costs are as follows:

     FOR THE YEARS ENDED DECEMBER 31                         2005      2004    2003
     --------------------------------------------------------------------------------
     Discount rate                                           5.63%     5.87%   6.25%
     Expected return on plan assets                          8.25%     8.50%   8.50%
     Rate of compensation increase (1)                         NA      4.00%   4.00%
     Cash balance allocation (1)                               NA      5.50%   5.00%
     Cash balance interest crediting rate                    5.00%     5.00%   6.00%

(1) As a result of the aforementioned decision to freeze the defined benefit plans, pension benefit obligations will not be affected by future compensation increases and there will be no further cash balance allocations.

The expected rate of return was determined by using historical mean returns, adjusted for certain factors believed to have an impact on future returns. Specifically, the Company expects the equity market returns will be in the high single digit range and has adjusted the historical mean return for actively managed stocks downward to reflect this expectation. Also, the Company decreased its fixed income mean return based on its expectation of modest increases in interest rates slightly offsetting the coupon return. The adjusted mean returns were weighted to the plan's actual asset allocation at December 31, 2004, resulting in an expected rate of return on plan assets for 2005 of 8.25%.

     PLAN ASSETS

The Company utilized a target allocation strategy, focusing on creating a mix of assets to generate growth in equity, as well as managing expenses and contributions. Various factors were taken into consideration in determining the appropriate asset mix, such as census data, actuarial valuation information and capital market assumptions. The Company determined that the optimal investment strategy is to have a target mix of 72% of its plan assets in equity securities and 28% in fixed income securities and money market funds.

The target allocations and actual invested asset allocations for 2004 for the Company's plan assets are as follows:

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                                                                TARGET
    DECEMBER 31                                                 LEVELS        2004
    --------------------------------------------------------------------------------
    Equity securities:
      Domestic                                                       47%       41.91%
      International                                                  20%       20.42%
      THG Common Stock                                                5%        7.88%
                                                              ----------------------
    Total equity securities                                          72%       70.21%
                                                              ----------------------
      Fixed maturities                                               26%       29.38%
      Money market funds                                              2%        0.41%
                                                              ----------------------
    Total fixed maturities and money market funds                    28%       29.79%
                                                              ----------------------
      Total assets                                                  100%      100.00%
                                                              ======================

At December 31, 2004, approximately 67% of plan assets were invested in non-affiliated commingled funds. Equity securities included 796,462 shares of THG common stock at December 31, 2004 with a market value of $26.1 million.

     OBLIGATIONS AND FUNDED STATUS

The following table is a reconciliation of the beginning and ending balances of the benefit obligations and the fair value of plan assets. At December 31, 2004, the projected benefit obligations exceeded the plans' assets, the difference of which is reflected as an additional minimum pension liability. Changes in the minimum pension liability are reflected as an adjustment to accumulated other comprehensive income and are primarily comprised of the difference between the present value of accumulated benefit obligations and the market value of assets funding the plan. This difference is allocated amongst the affiliated companies of THG. At December 31, 2004, the Company had an additional minimum pension liability of $129.4 million, of which $38.3 million was allocated to AFLIAC and reflected in accumulated other comprehensive income. As such, during 2005 and as a result of the Transaction, the Company recorded a decrease in AFLIAC's minimum pension liability of this $38.3 million.

  DECEMBER 31                                           2004
  ------------------------------------------------------------
  (IN MILLIONS)
  ACCUMULATED BENEFIT OBLIGATION                     $   559.7
                                                     =========
  CHANGE IN BENEFIT OBLIGATION:
  Projected benefit obligation, beginning of year    $   522.5
  Service cost - benefits earned during the year          11.1
  Interest cost                                           31.2
  Actuarial (gains) losses                                28.4
  Benefits paid                                          (33.5)
                                                     ---------
  PROJECTED BENEFIT OBLIGATION, END OF YEAR              559.7

  CHANGE IN PLAN ASSETS:
  Fair value of plan assets, beginning of year           330.7
  Actual return on plan assets                            28.9
  Company contribution                                     5.8
  Benefits paid                                          (33.5)
                                                     ---------
  Fair value of plan assets, end of year                 331.9
                                                     ---------
  FUNDED STATUS OF THE PLAN                             (227.8)
  Unrecognized transition obligation                      (9.4)
  Unamortized prior service cost                           1.2
  Unrecognized net actuarial losses                      140.1
  Additional minimum pension liability                  (129.4)
                                                     ---------
  NET PENSION LIABILITY                              $  (225.3)
                                                     =========

Components of net periodic pension cost were as follows:

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

            FOR THE YEARS ENDED DECEMBER 31,                                  2005         2004         2003
            --------------------------------------------------------------------------------------------------
            (IN MILLIONS)
            Service cost - benefits earned during the year                 $     0.1    $    11.1    $    11.8
            Interest cost                                                       30.6         31.2         30.4
            Expected return on plan assets                                     (26.1)       (27.0)       (22.4)
            Recognized net actuarial loss                                       17.4         22.4         29.8
            Amortization of transition asset                                    (1.3)        (1.4)        (1.4)
            Amortization of prior service cost                                   0.5         (1.8)        (1.9)
            Curtailment (gain) loss and special termination benefits               -         (1.0)         0.7
                                                                           -----------------------------------
            Net periodic pension cost                                      $    21.2    $    33.5    $    47.0
                                                                           ===================================

The Company allocated approximately $9.2 million, $16.9 million and $28.9 million of its net periodic pension cost to its affiliated companies in 2005, 2004 and 2003, respectively.

The unrecognized net actuarial gains (losses) which exceed 10% of the greater of the projected benefit obligation or the market value of plan assets are amortized as a component of net periodic pension cost over five years.

     CONTRIBUTIONS AND BENEFIT PAYMENTS

As a result of the Transaction, the Company is no longer required to contribute any funds to the benefit plans, nor is it required to make any benefit payments.

DEFINED CONTRIBUTION PLANS

Goldman Sachs contributes to employee-sponsored defined contribution plans for the employees of AFLIAC. Goldman Sachs matches a portion of employees' annual contributions. Matching contributions vest after three years of service.

FAFLIC, a subsidiary of AFLIAC, also provided a defined contribution 401(k) plan for its employees, whereby the Company matched employee elective 401(k) contributions, up to a maximum percentage determined annually by the Board of Directors. Effective January 1, 2005, coincident with the aforementioned decision to freeze the defined benefit plans, the Company enhanced its 401(k) plan to match 100% of employees' 401(k) plan contributions up to 5% of eligible compensation. During 2005, the expense for this matching provision was $11.5 million, of which $10.2 million was allocated to its affiliates. In addition to this matching provision, the Company made an annual contribution to employees' accounts equal to 3% of the employee's eligible compensation. This annual contribution was made regardless of whether the employee contributed to the plan, as long as the employee was employed on the last day of the year. The cost for this additional contribution was $8.3 million for 2005, of which $7.3 million was allocated to affiliated companies. During 2004 and 2003, the 401(k) plan provided for a company match equal to 50% of the employees' contribution up to 6% of eligible compensation and resulted in a cost of $5.2 million and $5.4 million, respectively. Of these amounts, $4.5 million and $4.1 million, respectively, in 2004 and 2003, was allocated to its affiliates.

OTHER POSTRETIREMENT BENEFIT PLANS

In addition to the Company's pension plans, the Company, prior to the Transaction, provided postretirement medical and death benefits to certain full-time employees, former agents, retirees and their dependents, under welfare benefit plans sponsored by FAFLIC. Generally, active employees become eligible with at least 15 years of service after the age of 40. Former agents of the Company became eligible at age 55 with at least 15 years of service. The population of agents receiving postretirement benefits was frozen as of December 31, 2002, when the Company ceased its distribution of proprietary life and annuity products and terminated all life insurance and annuity agent contracts. Spousal coverage is generally provided for up to two years after death of the retiree. Benefits include hospital, major medical and a payment at death equal to retirees' final compensation up to certain limits. Effective January 1, 1996, the Company revised these benefits so as to establish limits on future benefit payments to beneficiaries of retired employees and to restrict eligibility to then current employees. The medical plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("The Act") was enacted. The Act provides for a prescription drug benefit under Medicare as well as a federal subsidy to sponsors of retiree health care benefit plans that provide a benefit that is at least actuarially equivalent to the benefit provided under Medicare. The Company adopted the provisions of the Act effective July 1, 2004. The Company determined that its benefits were at least actuarially

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

equivalent to those provided by Medicare, and therefore recognized a reduction in its accumulated postretirement benefit obligation for the transition cost of $2.9 million in 2004.

   OBLIGATION AND FUNDED STATUS

The plans funded status reconciled with amounts recognized in the Company's Consolidated Balance Sheets were:

   DECEMBER 31                                                        2004
   -------------------------------------------------------------------------
   (IN MILLIONS)
   Change in benefit obligation:
   Accumulated postretirement benefit obligation,
       beginning of year                                            $   78.9
   Service cost                                                          1.3
   Interest cost                                                         4.2
   Net actuarial losses                                                  1.0
   Plan amendments                                                     (12.3)
   Benefits paid                                                        (4.1)
                                                                    --------
   Accumulated postretirement benefit obligation, end of year           69.0
                                                                    --------
   Fair value of plan assets,  end of year                                 -
                                                                    --------
   Funded status of plan                                               (69.0)
   Unamortized prior service cost                                      (19.6)
   Unrecognized net actuarial losses                                     5.1
                                                                    --------
   Accumulated postretirement benefit costs                         $  (83.5)
                                                                    --------

Plan amendments in 2004 resulted in a benefit of $12.3 million. The amendments reflect net increases in certain home office and agent retiree contributions, deductibles and co-payments, thereby lowering plan costs. In addition, the plan amendments include the implementation of a cap on future medical and drug claims for plan participants under the age of 65.

As a result of the Transaction, the Company is no longer required to fund any benefit payments.

    COMPONENTS OF NET PERIODIC POSTRETIREMENT BENEFIT COSTS

The components of net periodic postretirement benefit cost were as follows:

         FOR THE YEARS ENDED DECEMBER 31,                      2005         2004         2003
         --------------------------------------------------------------------------------------
         (IN MILLIONS)
         Service cost                                       $     0.4    $     1.3    $     1.4
         Interest cost                                            3.2          4.2          4.9
         Recognized net actuarial loss                            0.4          0.4          0.2
         Amortization of prior service cost                      (5.5)        (3.2)        (1.9)
         Net periodic postretirement (benefit) cost         $    (1.5)   $     2.7    $     4.6

The Company allocated approximately $(0.7) million, $2.4 million and $3.6 million of the net periodic postretirement (benefit) cost to its affiliated companies in 2005, 2004 and 2003, respectively.

    ASSUMPTIONS

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

The Company utilized a December 31st measurement date for its postretirement benefit plans. Weighted-average discount rate assumptions used to determine postretirement benefit obligations and periodic postretirement costs were as follows:

   FOR THE YEARS ENDED DECEMBER 31                              2005       2004
   -----------------------------------------------------------------------------
   Postretirement benefit obligations discount rate             5.50%      5.63%
   Postretirement benefit cost discount rate                    5.63%     5.875%

Assumed health care cost trend rates were as follows:

   DECEMBER 31                                                                     2005        2004
   ---------------------------------------------------------------------------------------------------
   Health care cost trend rate assumed for next year                                    10%         10%
   Rate to which the cost trend is assumed to decline (ultimate trend rate)              5%          5%
   Year the rate reaches the ultimate trend rate                                      2012        2012

Assumed health care cost trend rates have a significant effect on the amounts reported. A one-percentage point change in assumed health care cost trend rates in each year would have the following effects:

                                                                 1-PERCENTAGE POINT      1-PERCENTAGE POINT
                                                                      INCREASE                DECREASE
   ----------------------------------------------------------------------------------------------------------
    (IN MILLIONS)
    Effect on total of service and interest cost during 2005            $ 0.1                  $ (0.1)

15. DIVIDEND RESTRICTIONS

Massachusetts has enacted laws governing the payment of dividends to shareholders by insurers. Massachusetts laws affect the dividend paying ability of AFLIAC.

Massachusetts' statute limits the dividends a life insurer may pay in any twelve month period, without the prior permission of the Massachusetts Commissioner of Insurance (the "Commissioner"), to the greater of (i) 10% of its statutory policyholder surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year. In addition, under Massachusetts law, no domestic insurer may pay a dividend or make any distribution to its shareholders from other than unassigned funds unless the Commissioner has approved such dividend or distribution.

Goldman Sachs has agreed with the Commissioner to continue the previous THG commitment to maintain total adjusted capital levels at a minimum of 100% of AFLIAC's Company Action Level, which was $55.2 million at December 31, 2005. Total adjusted capital for life insurance companies is defined as capital and surplus, plus asset valuation reserve, plus 50% of dividends apportioned for payment and was $374.2 million at December 31, 2005 for AFLIAC. The Company Action Level is the first level in which the Commissioner could mandate regulatory involvement based solely upon levels of risk based capital. There can be no assurance that AFLIAC would not require additional capital contributions from Goldman Sachs.

There were no dividends declared by the Company to Goldman Sachs in 2005. In 2005, in connection with the Transaction and with permission from the Commissioner, the Company distributed FAFLIC and its other non-insurance subsidiaries to THG. In 2004, also with permission from the Commissioner, AFLIAC declared a return of capital of $75.0 million to its then parent THG, which was paid in the first quarter of 2005.

16. VALUE OF BUSINESS ACQUIRED

VOBA represents the present value of future profits embedded in the acquired contracts. The VOBA is determined by estimating the net present value of future cash flows expected to result from contracts in force at the date of the transaction. Future positive cash flows include fees and other charges assessed to the contracts for as long as they remain in force as well as fees collected upon surrender, while future negative cash flows include costs to administer the contracts, and benefit payments including payments under the GMDB provisions of the contracts. VOBA will be amortized over the expected life of the contracts in proportion to estimated gross profits arising principally from investment results, mortality and expense margins, and surrender charges based upon historical and estimated future experience, which is updated periodically.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

Estimated future amortization of VOBA as of December 31, 2005 is as follows:

(in millions)
      2006                                                 $     41.6
      2007                                                       45.2
      2008                                                       37.9
      2009                                                       31.4
      2010                                                       25.2
      2011 and thereafter                                       137.2
                                                           ----------
      Total                                                $    318.5
                                                           ==========

17. REINSURANCE

In the normal course of business, the Company seeks to diversify risk and limit its overall financial exposure by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of Statement No. 113.

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

On December 30, 2005, subsequent to the Transaction, the Company assumed on a coinsurance basis 100% of the General Account liabilities of FAFLIC. The "General Account liabilities" include all of FAFLIC's gross liabilities and obligations for certain types of existing variable annuity and variable life insurance policies. In consideration of the Company's assumption of these liabilities, FAFLIC transferred to the Company the statutory assets related to this block of business and received from AFLIAC an $8.6 million ceding commission. AFLIAC also assumed on a modified coinsurance basis, essentially all of the Separate Account liabilities of FAFLIC. The "Separate Account liabilities" are all liabilities that were reflected in FAFLIC's separate accounts and that relate to the reinsured policies. Pursuant to the modified coinsurance framework under which Separate Account liabilities are reinsured, ownership of the underlying separate account was not transferred. The Company has evaluated the applicability of Derivatives Implementation Group issue B36 to its modified coinsurance arrangement with FAFLIC and has determined that an embedded derivative requiring bifurcation does exist but is not considered to be material.

As part of the Coinsurance Agreement, the Company is responsible for providing certain administrative services with respect to the reinsured business. This includes, but is not limited to, policy and policyholder administration, separate account administration, preparing accounting and actuarial information, and certain aspects of legal compliance.

Effective December 31, 2002, the Company entered into a 100% coinsurance agreement related to substantially all of its universal life insurance business. Reinsurance recoverables related to this agreement were $543.8 million and $571.0 million at December 31, 2005 and 2004, respectively.

   The effects of reinsurance were as follows:

   FOR THE YEARS ENDED DECEMBER 31
   (IN MILLIONS)                                                2005         2004         2003
   ---------------------------------------------------------------------------------------------
   Life and accident and health insurance premiums:
            Direct                                           $    72.8    $    80.2    $    81.2
            Assumed                                                0.3          0.5          0.5
            Ceded                                                (36.2)       (41.2)       (39.8)
                                                             -----------------------------------
   Net premiums                                              $    36.9    $    39.5    $    41.9
                                                            -----------------------------------

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

   Life and accident and health insurance and other
     individual policy benefits, claims, losses and loss
     adjustment expenses:
            Direct                                           $   289.1    $   294.3    $   347.5
            Assumed                                               (1.7)        (1.2)        (1.5)
            Ceded                                                (48.0)       (62.0)       (80.8)
                                                             -----------------------------------
   Net policy benefits, claims, losses and loss adjustment
     expenses                                                $   239.4    $   231.1    $   265.2
                                                             -----------------------------------

18. DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition asset:

   FOR THE YEARS ENDED DECEMBER 31
   (IN MILLIONS)                                                2005         2004         2003
   ---------------------------------------------------------------------------------------------
   Balance at beginning of year                              $   694.1    $   894.6    $ 1,030.1
   Subsidiary adjustment                                         (35.0)           -            -
   Acquisition expenses deferred                                   0.7          2.8         10.3
   Amortized to expense during the year                         (112.4)       (94.8)      (140.6)
   Adoption of SOP 03-1                                              -        (93.0)           -
   Impairment of DAC asset related to annuity business               -         (7.1)        (4.5)
   Adjustment to equity during the year                            9.3         (8.4)        (0.7)
   Purchase accounting adjustment                               (556.7)           -            -
                                                             -----------------------------------
   Balance at end of year                                    $       -    $   694.1    $   894.6
                                                             ===================================

The Company adopted SOP 03-1 effective January 1, 2004. Upon adoption, the Company reclassified the balance of capitalized sales inducements that were previously included in DAC to other assets. The balance of capitalized sales inducements at January 1, 2004 was $89.7 million. SOP 03-1 also required that estimated gross profits used to calculate the amortization of DAC be adjusted to reflect increases in the guaranteed minimum benefit reserves. This resulted in a $3.3 million reduction in the DAC asset in 2004. For further discussion of the adoption of SOP 03-1, see Note 8, Adoption of Statement of Position 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS.

In accordance with Statement No. 141, the Company revalued its DAC asset to zero as of December 30, 2005 in accordance with fair value purchase accounting. During 2004 and 2003, the Company determined that the DAC asset related to certain distribution channels for the annuity business exceeded the present value of total expected gross profits. Therefore, the Company recognized permanent impairments of the DAC asset of $7.1 million and $4.5 million, respectively, related to these items.

19. LIABILITIES FOR OUTSTANDING CLAIMS, LOSSES AND LOSS ADJUSTMENT EXPENSE

The Company regularly updates its reserve estimates as new information becomes available and further events occur which may impact the resolution of unsettled claims. Reserve adjustments are reflected in results of operations as adjustments to losses and LAE. Often these adjustments are recognized in periods subsequent to the period in which the underlying policy was written and loss event occurred. These types of subsequent adjustments are described as "prior year reserve development". Such development can be either favorable or unfavorable to the Company's financial results and may vary by line of business.

The liability for future policy benefits and outstanding claims, and claims adjustment expenses, excluding the effect of reinsurance, related to the Company's accident and health business was $235.2 million and $531.8 million at December 31, 2005 and 2004, respectively. This business consisted of the Company's exited individual health business and in 2004, it also included its discontinued group accident and health business. Reinsurance recoverables related to this business were $235.2 million, $416.0 million at December 31, 2005 and 2004 respectively.

20. COMMITMENTS

As of the Transaction date, AFLIAC does not have any lease commitments. However, prior to the Transaction date, the Company was allocated certain rental expenses, primarily for building and equipment leases. Rental expenses for these operating leases amounted to $0.6 million, $0.5 million and $9.7 million in 2005, 2004 and 2003, respectively.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

In 2003, the Company ceased operations of its retail broker-dealer operations (see Note 6 - Significant Transactions). As a result, the Company recognized certain additional rental expenses as restructuring costs. Such amounts were $13.8 million in 2003, which reflects the present value of the future minimum lease payments, as well as $7.4 million of estimated sublease rental income. In 2005 and 2004, the Company recognized an additional $0.7 million and $0.4 million of these lease expenses as restructuring costs.

Concurrent to the closing of the Transaction, the Company entered into an agreement with Se2, whereby Se2, as third party administrator, will provide all contract/policy administration for a period of not less than ten years. As such, the Company had purchase commitments of $15.0 million as of December 31, 2005 pertaining to this relationship.


21. CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential impact of any such future assessments or voluntary payments.

LITIGATION

On July 24, 2002, an action captioned AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LIMITED PARTNERSHIP, AND EMERALD INVESTMENTS LIMITED PARTNERSHIP V. ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY, was commenced in the United States District Court for the Northern District of Illinois, Eastern Division. In 1999, plaintiffs purchased two variable annuity contracts with initial premiums aggregating $5 million. Plaintiffs, who AFLIAC subsequently identified as engaging in frequent transfers of significant sums between sub-accounts that in the Company's opinion constituted "market timing", were subject to restrictions upon such trading that AFLIAC imposed in December 2001. Plaintiffs allege that such restrictions constituted a breach of the terms of the annuity contracts. In December 2003, the court granted partial summary judgment to the plaintiffs, holding that at least certain restrictions imposed on their trading activities violated the terms of the annuity contracts.

On May 19, 2004, plaintiffs filed a Brief Statement of Damages in which, without quantifying their damage claim, they outlined a claim for (i) amounts totaling $150,000 for surrender charges imposed on the partial surrender by plaintiffs of the annuity contracts, (ii) loss of trading profits they expected over the remaining term of each annuity contract, and (iii) lost trading profits resulting from AFLIAC's alleged refusal to process five specific transfers in 2002 because of trading restrictions imposed on market timers. With respect to the lost profits, plaintiffs claim that pursuant to their trading strategy of transferring money from money market accounts to international equity accounts and back again to money market accounts, they have been able to consistently obtain relatively risk free returns of between 35% to 40% annually. Plaintiffs claim that they would have been able to continue to maintain such returns on the account values of their annuity contracts over the remaining terms of the annuity contracts (which are based in part on the lives of the named annuitants). The aggregate account value of plaintiffs' annuities was approximately $12.8 million in December 2001. On February 1, 2006, the Court issued a ruling which, as confirmed by the Court at a status conference on April 12, 2006, precludes plaintiffs from claiming any damages accruing beyond July 31, 2004.

THG, on behalf of the Company, continues to vigorously defend this matter, and regards plaintiffs' claims for lost trading profits as being speculative and, in any case, subject to an obligation to mitigate damages. Further, in the Company's view, these purported lost profits would not have been earned because of various actions taken by the investment management industry and regulators, to deter or eliminate market timing, including the implementation of "fair value" pricing.

The outcome of this matter is not expected to be material to the Company's annual results of operations or financial position. In addition, THG has agreed to indemnify AFLIAC and Goldman Sachs with respect to this litigation. The trial date for the damage phase of the litigation has not been set.

The Company is involved from time to time in judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its business. THG has agreed to indemnify AFLIAC and Goldman Sachs with respect to certain of these matters as provided in the Stock Purchase Agreement. Management believes, based on currently available information, that the results of such

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

proceedings, in the aggregate, will not have a material adverse effect on the Company's financial condition, but may be material to the Company's operating results for any particular period, depending, in part, upon the operating results for such period. Given the inherent difficulty of predicting the outcome of the Company's litigation and regulatory matters, particularly in cases or proceeding in which substantial or indeterminate damages or fines are sought, the Company cannot estimate losses or ranges of losses for cases or proceedings where there is only a reasonable possibility that a loss may be incurred.

In addition, the Company is involved in investigations and proceedings by governmental and self-regulatory agencies, which currently include inquiries relating to tax reporting calculations to policyholders and others in connection with distributions under a subset of variable annuity contracts in this business. The Company believes that the result of these inquiries will not have a material effect on its financial position or results of operations.

22. RELATED PARTY TRANSACTIONS

Prior to the Transaction, AFLIAC provided management, space and other services, including accounting, electronic data processing, human resources, benefits, legal and other staff functions to affiliates. These entities ceased to be affiliates as of December 30, 2005 and AFLIAC ceased to be the provider of these services. As of December 31, 2005, the service agreements entered into with GSAM for investment management services and GSCO did not generate expense. The Company did enter into several derivative transactions with its affiliate, Goldman Sachs International ("GSI"). These derivative positions resulted in a $0.4 million expense, which was accounted for as other operating expenses.

Amounts charged by AFLIAC to its affiliates in periods prior to the Transaction for services were based on full cost including all direct and indirect overhead costs that amounted to $165.7 million, $167.5 million, and $160.0 million in 2005, 2004, and 2003 respectively. There were no amounts due from affiliates at December 31, 2005 while the net amount due from its affiliates for accrued expenses and various other liabilities and receivables was $32.0 million at December 31, 2004.

In 2004, AFLIAC allocated $9.5 million of the increase in its minimum pension liability as of December 31, 2004 to affiliated companies. In 2005, AFLIAC is no longer an affiliated company of THG, and, therefore no longer holds any of these benefit obligations.

In December 2004, the Company declared a return of capital of $75.0 million to its parent, THG. In January 2005 the Company distributed the return of capital, consisting of $74.9 million of securities and $0.1 million of cash.

In December 2003, the Company paid a dividend of $25.0 million to its parent, consisting of $24.8 million of securities and $0.2 million of cash.

23. STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis), as codified by the National Association of Insurance Commissioners. Statutory surplus differs from shareholders' equity reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred. Statutory accounting principles require asset valuation and interest maintenance reserves, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and the recognition of deferred tax assets is based on different recoverability assumptions.

Statutory net (loss) income and surplus are as follows:

                                                               UNAUDITED
                                                                  2005        2004        2003
-------------------------------------------------------------------------------------------------
(In millions)

Statutory Net (Loss) Income - Combined
  Life and Health Companies (1)                                $    (2.3)   $   204.6   $     9.0
Statutory Shareholders' Surplus - Combined
  Life and Health Companies (1)                                $   374.1    $   555.6   $   495.6

(1) The 2005 net loss and surplus excludes subsidiaries divested prior to the Transaction. These subsidiaries represent $124.8 million and $194.3 million of net income and surplus, respectively, in 2004 and a loss of $96.1 million and $143.2 million of surplus in 2003.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

24. SUBSEQUENT EVENTS

Allmerica Investment Trust ("AIT") agreed to transfer certain assets and liabilities of its funds to certain Goldman Sachs Variable Insurance Trust ("GSVIT") managed funds through a fund reorganization transaction. Separate account investments in nine AIT funds were moved to GSVIT funds. In addition, THG agreed to sell to Goldman Sachs all of the outstanding shares of capital stock of Allmerica Financial Investment Management Service, Inc. ("AFIMS"), an investment advisory subsidiary, concurrently with the consummation of the fund reorganization transaction. AFIMS is no longer providing investment advisory services to the separate account investments of AIT or GSVIT. The investment manager of GSVIT is Goldman Sachs Asset Management, an affiliate of AFLIAC. The fund reorganization transaction was consummated on January 9, 2006.

On February 7, 2006 the Company signed a letter of intent with Protective Life Insurance Company ("Protective") of Birmingham, Alabama to assume, on a coinsurance basis, 100% of the variable annuity business of Chase Insurance Life and Annuity Company ("CILAC") as part of Protective's pending acquisition of CILAC from JP Morgan Chase & Co. The resulting modified coinsurance treaty is pending regulatory approval and includes approximately $91 million in ceding commission, subject to final calculation at close.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Allmerica Financial Life Insurance and Annuity Company and the Contract Owners of Separate
Account KG of Allmerica Financial Life Insurance and Annuity
Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting Separate Account KG of Allmerica Financial Life Insurance and Annuity Company at December 31, 2005, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Allmerica Financial Life Insurance and Annuity Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the Funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
April 7, 2006

SEPARATE ACCOUNT KG

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2005

                                                                                                      ALGER
                                                                 AIM V.I            ALGER           AMERICAN
                                                                UTILITIES         AMERICAN          LEVERAGED
                                                                 SERIES I          BALANCED           ALLCAP
                                                             ---------------   ---------------   ---------------
ASSETS:
Investments in shares of the Underlying Funds, at market
  value ..................................................   $    13,148,238   $    80,292,226   $    29,256,943
Investment income receivable .............................                 -                 -                 -
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ..............................                 -                 -                 -
                                                             ---------------   ---------------   ---------------
    Total assets .........................................        13,148,238        80,292,226        29,256,943

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ..............................                 -               119                 -
                                                             ---------------   ---------------   ---------------
    Net assets ...........................................   $    13,148,238   $    80,292,107   $    29,256,943
                                                             ===============   ===============   ===============

Net asset distribution by category:
  Scudder Gateway Advisor, Scudder Gateway Elite and
  Scudder Gateway Plus ...................................   $    12,951,894   $    78,445,834   $    28,643,378
  Scudder Gateway Incentive ..............................            59,757           333,521           105,269
  Scudder Gateway Incentive with Optional Rider ..........           136,587         1,512,752           508,296
                                                             ---------------   ---------------   ---------------
                                                             $    13,148,238   $    80,292,107   $    29,256,943
                                                             ===============   ===============   ===============

Investments in shares of the Underlying Funds, at cost ...   $    10,880,147   $    73,006,671   $    31,581,147
Underlying Fund shares held ..............................           737,421         5,560,403           841,201

Units outstanding and net asset value per unit:
Scudder Gateway Advisor, Scudder Gateway Elite and
  Scudder Gateway Plus:
  Units outstanding, December 31, 2005 ...................        14,982,937        71,488,761        37,384,658
  Net asset value per unit, December 31, 2005 ............   $      0.864443   $      1.097317   $      0.766180

Scudder Gateway Incentive:
  Units outstanding, December 31, 2005 ...................            69,310           306,650           109,422
  Net asset value per unit, December 31, 2005 ............   $      0.862164   $      1.087634   $      0.962048

Scudder Gateway Incentive with Optional Rider:
  Units outstanding, December 31, 2005 ...................           160,320         1,408,048           534,872
  Net asset value per unit, December 31, 2005 ............   $      0.851965   $      1.074361   $      0.950314

                                                                  CREDIT           CREDIT
                                                                  SUISSE           SUISSE
                                                                   TRUST           TRUST-
                                                                 EMERGING          GLOBAL
                                                                  MARKETS       SMALL CAP (a)
                                                             ---------------   ---------------
ASSETS:
Investments in shares of the Underlying Funds, at market
  value ..................................................   $    17,849,312   $     8,669,758
Investment income receivable .............................                 -                 -
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ..............................                 -               113
                                                             ---------------   ---------------
    Total assets .........................................        17,849,312         8,669,871

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ..............................                 -                 -
                                                             ---------------   ---------------
    Net assets ...........................................   $    17,849,312   $     8,669,871
                                                             ===============   ===============

Net asset distribution by category:
  Scudder Gateway Advisor, Scudder Gateway Elite and
  Scudder Gateway Plus ...................................   $    17,647,904   $     8,621,508
  Scudder Gateway Incentive ..............................            80,663             1,303
  Scudder Gateway Incentive with Optional Rider ..........           120,745            47,060
                                                             ---------------   ---------------
                                                             $    17,849,312   $     8,669,871
                                                             ===============   ===============

Investments in shares of the Underlying Funds, at cost ...   $    12,614,893   $     7,194,783
Underlying Fund shares held ..............................         1,061,196           669,480

Units outstanding and net asset value per unit:
Scudder Gateway Advisor, Scudder Gateway Elite and
  Scudder Gateway Plus:
  Units outstanding, December 31, 2005 ...................        13,870,616        12,903,282
  Net asset value per unit, December 31, 2005 ............   $      1.272323   $      0.668164

Scudder Gateway Incentive:
  Units outstanding, December 31, 2005 ...................            49,959             1,327
  Net asset value per unit, December 31, 2005 ............   $      1.614576   $      0.982196

Scudder Gateway Incentive with Optional Rider:
  Units outstanding, December 31, 2005 ...................            75,718            48,513
  Net asset value per unit, December 31, 2005 ............   $      1.594667   $      0.970052

(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

December 31, 2005

                                                                                   DREYFUS
                                                                 DREYFUS          SOCIALLY            JANUS
                                                                   IP            RESPONSIBLE          ASPEN
                                                                 MIDCAP            GROWTH          GROWTH AND
                                                                  STOCK           FUND, INC          INCOME
                                                             ---------------   ---------------   ---------------
ASSETS:
Investments in shares of the Underlying Funds, at market
  value ..................................................   $    74,630,308   $     6,789,927   $       648,876
Investment income receivable .............................                 -                 -                 -
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ..............................                21                 -                 -
                                                             ---------------   ---------------   ---------------
    Total assets .........................................        74,630,329         6,789,927           648,876

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ..............................                 -                 -                 -
                                                             ---------------   ---------------   ---------------
    Net assets ...........................................   $    74,630,329   $     6,789,927   $       648,876
                                                             ===============   ===============   ===============

Net asset distribution by category:
  Scudder Gateway Advisor, Scudder Gateway Elite and
  Scudder Gateway Plus ...................................   $    73,084,828   $     6,732,086   $       648,876
  Scudder Gateway Incentive ..............................           529,184            35,101                 -
  Scudder Gateway Incentive with Optional Rider ..........         1,016,317            22,740                 -
                                                             ---------------   ---------------   ---------------
                                                             $    74,630,329   $     6,789,927   $       648,876
                                                             ===============   ===============   ===============

Investments in shares of the Underlying Funds, at cost ...   $    56,003,566   $     7,602,244   $       709,107
Underlying Fund shares held ..............................         3,897,144           260,350            36,931

Units outstanding and net asset value per unit:
Scudder Gateway Advisor, Scudder Gateway Elite and
  Scudder Gateway Plus:
  Units outstanding, December 31, 2005 ...................        48,787,131         9,174,531           526,165
  Net asset value per unit, December 31, 2005 ............   $      1.498035   $      0.733780   $      1.233218

Scudder Gateway Incentive:
  Units outstanding, December 31, 2005 ...................           385,937            45,351                 -
  Net asset value per unit, December 31, 2005 ............   $      1.371166   $      0.773976   $             -

Scudder Gateway Incentive with Optional Rider:
  Units outstanding, December 31, 2005 ...................           750,390            29,746                 -
  Net asset value per unit, December 31, 2005 ............   $      1.354385   $      0.764462   $             -

                                                                  JANUS
                                                                  ASPEN            SCUDDER
                                                                LARGE CAP           BLUE
                                                                 GROWTH             CHIP
                                                                 SERVICE          SERIES II
                                                               SHARES (a)          CLASS A
                                                             ---------------   ---------------
ASSETS:
Investments in shares of the Underlying Funds, at market
  value ..................................................   $       482,270   $    89,644,093
Investment income receivable .............................                 -                 -
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ..............................                 -                 -
                                                             ---------------   ---------------
    Total assets .........................................           482,270        89,644,093

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ..............................                 -            18,589
                                                             ---------------   ---------------
    Net assets ...........................................   $       482,270   $    89,625,504
                                                             ===============   ===============

Net asset distribution by category:
  Scudder Gateway Advisor, Scudder Gateway Elite and
  Scudder Gateway Plus ...................................   $       482,270   $    88,960,678
  Scudder Gateway Incentive ..............................                 -           232,048
  Scudder Gateway Incentive with Optional Rider ..........                 -           432,778
                                                             ---------------   ---------------
                                                             $       482,270   $    89,625,504
                                                             ===============   ===============

Investments in shares of the Underlying Funds, at cost ...   $       710,927   $    76,297,793
Underlying Fund shares held ..............................            23,119         6,024,469

Units outstanding and net asset value per unit:
Scudder Gateway Advisor, Scudder Gateway Elite and
  Scudder Gateway Plus:
  Units outstanding, December 31, 2005 ...................           611,494        64,342,243
  Net asset value per unit, December 31, 2005 ............   $      0.788674   $      1.382617

Scudder Gateway Incentive:
  Units outstanding, December 31, 2005 ...................                 -           217,413
  Net asset value per unit, December 31, 2005 ............   $             -   $      1.067313

Scudder Gateway Incentive with Optional Rider:
  Units outstanding, December 31, 2005 ...................                 -           410,496
  Net asset value per unit, December 31, 2005 ............   $             -   $      1.054281

(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

December 31, 2005

                                                                 SCUDDER           SCUDDER           SCUDDER
                                                                 CAPITAL            FIXED            GLOBAL
                                                                 GROWTH            INCOME           BLUE CHIP
                                                                SERIES I          SERIES II         SERIES II
                                                               CLASS A (b)         CLASS A           CLASS A
                                                             ---------------   ---------------   ---------------
ASSETS:
Investments in shares of the Underlying Funds, at market
  value ..................................................   $    95,356,750   $    71,887,346   $    29,100,532
Investment income receivable .............................                 -                 -                 -
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ..............................                 -                 -                 -
                                                             ---------------   ---------------   ---------------
    Total assets .........................................        95,356,750        71,887,346        29,100,532

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ..............................                 -            12,620               112
                                                             ---------------   ---------------   ---------------
    Net assets ...........................................   $    95,356,750   $    71,874,726   $    29,100,420
                                                             ===============   ===============   ===============

Net asset distribution by category:
  Scudder Gateway Advisor, Scudder Gateway Elite and
  Scudder Gateway Plus ...................................   $    94,307,163   $    70,812,377   $    28,642,125
  Scudder Gateway Incentive ..............................           344,786           357,925           205,484
  Scudder Gateway Incentive with Optional Rider ..........           704,801           704,424           252,811
                                                             ---------------   ---------------   ---------------
                                                             $    95,356,750   $    71,874,726   $    29,100,420
                                                             ===============   ===============   ===============

Investments in shares of the Underlying Funds, at cost ...   $    94,311,919   $    70,356,839   $    20,130,468
Underlying Fund shares held ..............................         5,642,411         6,086,989         2,015,272

Units outstanding and net asset value per unit:
Scudder Gateway Advisor, Scudder Gateway Elite and
  Scudder Gateway Plus:
  Units outstanding, December 31, 2005 ...................        94,664,048        49,295,968        20,131,357
  Net asset value per unit, December 31, 2005 ............   $      0.996230   $      1.436474   $      1.422762

Scudder Gateway Incentive:
  Units outstanding, December 31, 2005 ...................           395,959           304,005           160,455
  Net asset value per unit, December 31, 2005 ............   $      0.870761   $      1.177364   $      1.280631

Scudder Gateway Incentive with Optional Rider:
  Units outstanding, December 31, 2005 ...................           819,508           605,708           199,860
  Net asset value per unit, December 31, 2005 ............   $      0.860030   $      1.162977   $      1.264939

                                                                                   SCUDDER
                                                                 SCUDDER         GOVERNMENT
                                                                 GLOBAL           & AGENCY
                                                                DISCOVERY        SECURITIES
                                                                SERIES I          SERIES II
                                                                 CLASS A           CLASS A
                                                             ---------------   ---------------
ASSETS:
Investments in shares of the Underlying Funds, at market
  value ..................................................   $    52,576,395   $    96,554,431
Investment income receivable .............................                 -                 -
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ..............................                 -               704
                                                             ---------------   ---------------
    Total assets .........................................        52,576,395        96,555,135

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ..............................                 -                 -
                                                             ---------------   ---------------
    Net assets ...........................................   $    52,576,395   $    96,555,135
                                                             ===============   ===============

Net asset distribution by category:
  Scudder Gateway Advisor, Scudder Gateway Elite and
  Scudder Gateway Plus ...................................   $    52,105,559   $    94,704,553
  Scudder Gateway Incentive ..............................           200,266         1,094,758
  Scudder Gateway Incentive with Optional Rider ..........           270,570           755,824
                                                             ---------------   ---------------
                                                             $    52,576,395   $    96,555,135
                                                             ===============   ===============

Investments in shares of the Underlying Funds, at cost ...   $    33,630,493   $    96,650,764
Underlying Fund shares held ..............................         3,505,093         7,875,566

Units outstanding and net asset value per unit:
Scudder Gateway Advisor, Scudder Gateway Elite and
  Scudder Gateway Plus:
  Units outstanding, December 31, 2005 ...................        29,182,729        65,750,340
  Net asset value per unit, December 31, 2005 ............   $      1.785493   $      1.440366

Scudder Gateway Incentive:
  Units outstanding, December 31, 2005 ...................           150,089           943,741
  Net asset value per unit, December 31, 2005 ............   $      1.334314   $      1.160020

Scudder Gateway Incentive with Optional Rider:
  Units outstanding, December 31, 2005 ...................           205,289           659,625
  Net asset value per unit, December 31, 2005 ............   $      1.317997   $      1.145839

(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

December 31, 2005

                                                                 SCUDDER           SCUDDER           SCUDDER
                                                               GROWTH AND          HEALTH             HIGH
                                                                 INCOME           SCIENCES           INCOME
                                                                SERIES I          SERIES I          SERIES II
                                                               CLASS A (b)         CLASS A           CLASS A
                                                             ---------------   ---------------   ---------------
ASSETS:
Investments in shares of the Underlying Funds, at market
  value ..................................................   $    77,088,669   $    22,554,867   $   114,230,393
Investment income receivable .............................                 -                 -                 -
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ..............................                 -               106             7,274
                                                             ---------------   ---------------   ---------------
    Total assets .........................................        77,088,669        22,554,973       114,237,667

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ..............................            12,766                 -                 -
                                                             ---------------   ---------------   ---------------
    Net assets ...........................................   $    77,075,903   $    22,554,973   $   114,237,667
                                                             ===============   ===============   ===============

Net asset distribution by category:
  Scudder Gateway Advisor, Scudder Gateway Elite and
  Scudder Gateway Plus ...................................   $    76,127,073   $    21,757,411   $   112,783,113
  Scudder Gateway Incentive ..............................           230,586           266,157           462,650
  Scudder Gateway Incentive with Optional Rider ..........           718,244           531,405           991,904
                                                             ---------------   ---------------   ---------------
                                                             $    77,075,903   $    22,554,973   $   114,237,667
                                                             ===============   ===============   ===============

Investments in shares of the Underlying Funds, at cost ...   $    72,036,922   $    17,283,179   $   116,774,898
Underlying Fund shares held ..............................         7,930,933         1,732,324        13,879,756

Units outstanding and net asset value per unit:
Scudder Gateway Advisor, Scudder Gateway Elite and
  Scudder Gateway Plus:
  Units outstanding, December 31, 2005 ...................        85,395,279        17,848,338        79,756,051
  Net asset value per unit, December 31, 2005 ............   $      0.891467   $      1.219016   $      1.414101

Scudder Gateway Incentive:
  Units outstanding, December 31, 2005 ...................           229,534           218,835           353,659
  Net asset value per unit, December 31, 2005 ............   $      1.004585   $      1.216247   $      1.308182

Scudder Gateway Incentive with Optional Rider:
  Units outstanding, December 31, 2005 ...................           723,833           442,157           767,635
  Net asset value per unit, December 31, 2005 ............   $      0.992278   $      1.201847   $      1.292156

                                                                 SCUDDER
                                                              INTERNATIONAL        SCUDDER
                                                              SELECT EQUITY     INTERNATIONAL
                                                                SERIES II         SERIES I
                                                                 CLASS A           CLASS A
                                                             ---------------   ---------------
ASSETS:
Investments in shares of the Underlying Funds, at market
  value ..................................................   $    50,575,787   $    36,704,417
Investment income receivable .............................                 -                 -
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ..............................                 -                 4
                                                             ---------------   ---------------
    Total assets .........................................        50,575,787        36,704,421

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ..............................                 -                 -
                                                             ---------------   ---------------
    Net assets ...........................................   $    50,575,787   $    36,704,421
                                                             ===============   ===============

Net asset distribution by category:
  Scudder Gateway Advisor, Scudder Gateway Elite and
  Scudder Gateway Plus ...................................   $    50,009,987   $    35,959,521
  Scudder Gateway Incentive ..............................           274,974           234,982
  Scudder Gateway Incentive with Optional Rider ..........           290,826           509,918
                                                             ---------------   ---------------
                                                             $    50,575,787   $    36,704,421
                                                             ===============   ===============

Investments in shares of the Underlying Funds, at cost ...   $    35,359,937   $    25,386,655
Underlying Fund shares held ..............................         3,817,041         3,382,895

Units outstanding and net asset value per unit:
Scudder Gateway Advisor, Scudder Gateway Elite and
  Scudder Gateway Plus:
  Units outstanding, December 31, 2005 ...................        34,719,007        34,104,121
  Net asset value per unit, December 31, 2005 ............   $      1.440421   $      1.054404

Scudder Gateway Incentive:
  Units outstanding, December 31, 2005 ...................           231,639           233,422
  Net asset value per unit, December 31, 2005 ............   $      1.187082   $      1.006682

Scudder Gateway Incentive with Optional Rider:
  Units outstanding, December 31, 2005 ...................           248,033           512,869
  Net asset value per unit, December 31, 2005 ............   $      1.172531   $      0.994247

(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

December 31, 2005

                                                                 SCUDDER           SCUDDER           SCUDDER
                                                                LARGE GAP          MID CAP            MONEY
                                                                  VALUE            GROWTH            MARKET
                                                                SERIES II         SERIES II         SERIES II
                                                                 CLASS A         CLASS A (a)         CLASS A
                                                             ---------------   ---------------   ---------------
ASSETS:
Investments in shares of the Underlying Funds, at market
  value ..................................................   $    78,235,079   $    15,740,409   $    74,116,639
Investment income receivable .............................                 -                 -           121,741
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ..............................               103                 -                 -
                                                             ---------------   ---------------   ---------------
    Total assets .........................................        78,235,182        15,740,409        74,238,380

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ..............................                 -                 -                 -
                                                             ---------------   ---------------   ---------------
    Net assets ...........................................   $    78,235,182   $    15,740,409   $    74,238,380
                                                             ===============   ===============   ===============

Net asset distribution by category:
  Scudder Gateway Advisor, Scudder Gateway Elite and
  Scudder Gateway Plus ...................................   $    77,819,751   $    15,594,881   $    73,131,170
  Scudder Gateway Incentive ..............................           173,625            40,916           193,538
  Scudder Gateway Incentive with Optional Rider ..........           241,806           104,612           913,672
                                                             ---------------   ---------------   ---------------
                                                             $    78,235,182   $    15,740,409   $    74,238,380
                                                             ===============   ===============   ===============

Investments in shares of the Underlying Funds, at cost ...   $    68,464,792   $    16,822,278   $    74,116,639
Underlying Fund shares held ..............................         4,948,456         1,390,495        74,116,639

Units outstanding and net asset value per unit:
Scudder Gateway Advisor, Scudder Gateway Elite and
  Scudder Gateway Plus:
  Units outstanding, December 31, 2005 ...................        40,802,733        14,813,738        61,161,037
  Net asset value per unit, December 31, 2005 ............   $      1.907219   $      1.052731   $      1.195715

Scudder Gateway Incentive:
  Units outstanding, December 31, 2005 ...................           141,913            47,570           190,698
  Net asset value per unit, December 31, 2005 ............   $      1.223462   $      0.860115   $      1.014894

Scudder Gateway Incentive with Optional Rider:
  Units outstanding, December 31, 2005 ...................           200,089           123,121           911,364
  Net asset value per unit, December 31, 2005 ............   $      1.208492   $      0.849671   $      1.002532

                                                                 SCUDDER           SCUDDER
                                                                SMALL CAP         STRATEGIC
                                                                 GROWTH            INCOME
                                                                SERIES II         SERIES II
                                                               CLASS A (b)         CLASS A
                                                             ---------------   ---------------
ASSETS:
Investments in shares of the Underlying Funds, at market
  value ..................................................   $    51,212,080   $    27,239,572
Investment income receivable .............................                 -                 -
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ..............................                79                 -
                                                             ---------------   ---------------
    Total assets .........................................        51,212,159        27,239,572

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ..............................                 -                 -
                                                             ---------------   ---------------
    Net assets ...........................................   $    51,212,159   $    27,239,572
                                                             ===============   ===============

Net asset distribution by category:
  Scudder Gateway Advisor, Scudder Gateway Elite and
  Scudder Gateway Plus ...................................   $    50,358,583   $    26,780,233
  Scudder Gateway Incentive ..............................           317,897           115,578
  Scudder Gateway Incentive with Optional Rider ..........           535,679           343,761
                                                             ---------------   ---------------
                                                             $    51,212,159   $    27,239,572
                                                             ===============   ===============

Investments in shares of the Underlying Funds, at cost ...   $    44,349,150   $    26,005,522
Underlying Fund shares held ..............................         3,799,116         2,368,658

Units outstanding and net asset value per unit:
Scudder Gateway Advisor, Scudder Gateway Elite and
  Scudder Gateway Plus:
  Units outstanding, December 31, 2005 ...................        40,450,872        19,539,058
  Net asset value per unit, December 31, 2005 ............   $      1.244932   $      1.370600

Scudder Gateway Incentive:
  Units outstanding, December 31, 2005 ...................           402,056            89,487
  Net asset value per unit, December 31, 2005 ............   $      0.790678   $      1.291563

Scudder Gateway Incentive with Optional Rider:
  Units outstanding, December 31, 2005 ...................           685,894           269,456
  Net asset value per unit, December 31, 2005 ............   $      0.780994   $      1.275760

(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

December 31, 2005

                                                                 SCUDDER           SCUDDER           SCUDDER
                                                               TECHNOLOGY            TOTAL              VIT
                                                                 GROWTH            RETURN            EQUITY
                                                                SERIES II         SERIES II            500
                                                                 CLASS A           CLASS A          INDEX (b)
                                                             ---------------   ---------------   ---------------
ASSETS:
Investments in shares of the Underlying Funds, at market
  value ..................................................   $    47,971,611   $   158,649,655   $    90,138,535
Investment income receivable .............................                 -                 -                 -
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ..............................            15,980                 -             1,443
                                                             ---------------   ---------------   ---------------
    Total assets .........................................        47,987,591       158,649,655        90,139,978

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ..............................                 -            11,995                 -
                                                             ---------------   ---------------   ---------------
    Net assets ...........................................   $    47,987,591   $   158,637,660   $    90,139,978
                                                             ===============   ===============   ===============

Net asset distribution by category:
  Scudder Gateway Advisor, Scudder Gateway Elite and
  Scudder Gateway Plus ...................................   $    47,431,874   $   157,178,011   $    87,529,492
  Scudder Gateway Incentive ..............................           192,508           296,158         1,212,338
  Scudder Gateway Incentive with Optional Rider ..........           363,209         1,163,491         1,398,148
                                                             ---------------   ---------------   ---------------
                                                             $    47,987,591   $   158,637,660   $    90,139,978
                                                             ===============   ===============   ===============

Investments in shares of the Underlying Funds, at cost ...   $    65,536,649   $   172,956,016   $    83,297,459
Underlying Fund shares held ..............................         5,158,238         6,973,611         6,875,555

Units outstanding and net asset value per unit:
Scudder Gateway Advisor, Scudder Gateway Elite and
  Scudder Gateway Plus:
  Units outstanding, December 31, 2005 ...................        55,323,820       112,218,868        96,115,488
  Net asset value per unit, December 31, 2005 ............   $      0.857350   $      1.400638   $      0.910670

Scudder Gateway Incentive:
  Units outstanding, December 31, 2005 ...................           264,778           293,819         1,218,324
  Net asset value per unit, December 31, 2005 ............   $      0.727053   $      1.007959   $      0.995087

Scudder Gateway Incentive with Optional Rider:
  Units outstanding, December 31, 2005 ...................           505,815         1,168,540         1,422,464
  Net asset value per unit, December 31, 2005 ............   $      0.718067   $      0.995679   $      0.982906

                                                                   SVS               SVS
                                                                  DAVIS            DREMAN
                                                                  VENTURE          FINANCIAL
                                                                  VALUE            SERVICES
                                                                SERIES II         SERIES II
                                                                 CLASS A           CLASS A
                                                             ---------------   ---------------
ASSETS:
Investments in shares of the Underlying Funds, at market
  value ..................................................   $    62,121,306   $    30,472,063
Investment income receivable .............................                 -                 -
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ..............................             1,247            29,161
                                                             ---------------   ---------------
    Total assets .........................................        62,122,553        30,501,224

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ..............................                 -                 -
                                                             ---------------   ---------------
    Net assets ...........................................   $    62,122,553   $    30,501,224
                                                             ===============   ===============

Net asset distribution by category:
  Scudder Gateway Advisor, Scudder Gateway Elite and
  Scudder Gateway Plus ...................................   $    60,483,992   $    30,260,331
  Scudder Gateway Incentive ..............................           373,139            72,108
  Scudder Gateway Incentive with Optional Rider ..........         1,265,422           168,785
                                                             ---------------   ---------------
                                                             $    62,122,553   $    30,501,224
                                                             ===============   ===============

Investments in shares of the Underlying Funds, at cost ...   $    47,163,356   $    23,884,065
Underlying Fund shares held ..............................         4,973,684         2,285,976

Units outstanding and net asset value per unit:
Scudder Gateway Advisor, Scudder Gateway Elite and
  Scudder Gateway Plus:
  Units outstanding, December 31, 2005 ...................        50,724,923        22,892,011
  Net asset value per unit, December 31, 2005 ............   $      1.192392   $      1.321873

Scudder Gateway Incentive:
  Units outstanding, December 31, 2005 ...................           313,692            57,850
  Net asset value per unit, December 31, 2005 ............   $      1.189507   $      1.246465

Scudder Gateway Incentive with Optional Rider:
  Units outstanding, December 31, 2005 ...................         1,076,465           137,101
  Net asset value per unit, December 31, 2005 ............   $      1.175535   $      1.231099

(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

December 31, 2005

                                                                   SVS               SVS               SVS
                                                                 DREMAN            DREMAN             JANUS
                                                               HIGH RETURN        SMALL CAP        GROWTH AND
                                                                 EQUITY             VALUE            INCOME
                                                                SERIES II         SERIES II         SERIES II
                                                                 CLASS A           CLASS A           CLASS A
                                                             ---------------   ---------------   ---------------
ASSETS:
Investments in shares of the Underlying Funds, at market
  value ..................................................   $   195,925,971   $   117,930,085   $    56,050,744
Investment income receivable .............................                 -                 -                 -
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ..............................               102               106                 -
                                                             ---------------   ---------------   ---------------
    Total assets .........................................       195,926,073       117,930,191        56,050,744

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ..............................                 -                 -                 -
                                                             ---------------   ---------------   ---------------
    Net assets ...........................................   $   195,926,073   $   117,930,191   $    56,050,744
                                                             ===============   ===============   ===============

Net asset distribution by category:
  Scudder Gateway Advisor, Scudder Gateway Elite and
  Scudder Gateway Plus ...................................   $   192,156,851   $   115,916,206   $    55,310,483
  Scudder Gateway Incentive ..............................         1,234,781           796,490           176,565
  Scudder Gateway Incentive with Optional Rider ..........         2,534,441         1,217,495           563,696
                                                             ---------------   ---------------   ---------------
                                                             $   195,926,073   $   117,930,191   $    56,050,744
                                                             ===============   ===============   ===============

Investments in shares of the Underlying Funds, at cost ...   $   151,939,977   $    82,084,118   $    52,393,105
Underlying Fund shares held ..............................        14,610,437         5,902,407         5,072,466

Units outstanding and net asset value per unit:
Scudder Gateway Advisor, Scudder Gateway Elite and
  Scudder Gateway Plus:
  Units outstanding, December 31, 2005 ...................       132,599,882        54,103,070        53,123,448
  Net asset value per unit, December 31, 2005 ............   $      1.449148   $      2.142507   $      1.041169

Scudder Gateway Incentive:
  Units outstanding, December 31, 2005 ...................           986,630           425,006           164,041
  Net asset value per unit, December 31, 2005 ............   $      1.251514   $      1.874067   $      1.076348

Scudder Gateway Incentive with Optional Rider:
  Units outstanding, December 31, 2005 ...................         2,050,132           657,745           530,173
  Net asset value per unit, December 31, 2005 ............   $      1.236233   $      1.851013   $      1.063230

                                                                   SVS               SVS
                                                                  JANUS              MFS
                                                                 GROWTH           STRATEGIC
                                                              OPPORTUNITIES         VALUE
                                                                SERIES II         SERIES II
                                                                 CLASS A           CLASS A
                                                             ---------------   ---------------
ASSETS:
Investments in shares of the Underlying Funds, at market
  value ..................................................   $    35,930,194   $     5,879,672
Investment income receivable .............................                 -                 -
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ..............................                 9                 -
                                                             ---------------   ---------------
    Total assets .........................................        35,930,203         5,879,672

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ..............................                 -                 -
                                                             ---------------   ---------------
    Net assets ...........................................   $    35,930,203   $     5,879,672
                                                             ===============   ===============

Net asset distribution by category:
  Scudder Gateway Advisor, Scudder Gateway Elite and
  Scudder Gateway Plus ...................................   $    35,519,865   $     5,856,188
  Scudder Gateway Incentive ..............................           184,669                 -
  Scudder Gateway Incentive with Optional Rider ..........           225,669            23,484
                                                             ---------------   ---------------
                                                             $    35,930,203   $     5,879,672
                                                             ===============   ===============

Investments in shares of the Underlying Funds, at cost ...   $    45,930,778   $     5,601,116
Underlying Fund shares held ..............................         4,297,871           548,989

Units outstanding and net asset value per unit:
Scudder Gateway Advisor, Scudder Gateway Elite and
  Scudder Gateway Plus:
  Units outstanding, December 31, 2005 ...................        46,196,892         5,095,386
  Net asset value per unit, December 31, 2005 ............   $      0.768880   $      1.149312

Scudder Gateway Incentive:
  Units outstanding, December 31, 2005 ...................           222,475                 -
  Net asset value per unit, December 31, 2005 ............   $      0.830065           $     -

Scudder Gateway Incentive with Optional Rider:
  Units outstanding, December 31, 2005 ...................           275,207            20,664
  Net asset value per unit, December 31, 2005 ............   $      0.819996   $      1.136468

(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

December 31, 2005

                                                                 SVS               SVS               SVS
                                                                 OAK             SALOMON           TURNER
                                                              STRATEGIC        AGGRESSIVE          MID CAP
                                                               EQUITY            GROWTH            GROWTH
                                                              SERIES II         SERIES II         SERIES II
                                                              CLASS A          CLASS A (a)         CLASS A
                                                           ---------------   ---------------   ---------------
ASSETS:
Investments in shares of the Underlying Funds, at market
  value ................................................   $    10,505,524   $     6,793,039   $    23,332,053
Investment income receivable ...........................                 -                 -                 -
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ............................                 -                 -                 -
                                                           ---------------   ---------------   ---------------
    Total assets .......................................        10,505,524         6,793,039        23,332,053

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ............................                 -                 -                 5
                                                           ---------------   ---------------   ---------------
    Net assets .........................................   $    10,505,524   $     6,793,039   $    23,332,048
                                                           ===============   ===============   ===============

Net asset distribution by category:
  Scudder Gateway Advisor, Scudder Gateway Elite and
  Scudder Gateway Plus .................................   $    10,151,952   $     6,584,634   $    22,741,221
  Scudder Gateway Incentive ............................           134,472           144,917           131,285
  Scudder Gateway Incentive with Optional Rider ........           219,100            63,488           459,542
                                                           ---------------   ---------------   ---------------
                                                           $    10,505,524   $     6,793,039   $    23,332,048
                                                           ===============   ===============   ===============

Investments in shares of the Underlying Funds, at cost .   $     9,968,890   $     5,034,554   $    17,635,808
Underlying Fund shares held ............................         1,575,042           648,191         2,117,246

Units outstanding and net asset value per unit:
Scudder Gateway Advisor, Scudder Gateway Elite and
  Scudder Gateway Plus:
  Units outstanding, December 31, 2005 .................        16,253,369         6,710,666        22,040,232
  Net asset value per unit, December 31, 2005 ..........   $      0.624606   $      0.981219   $      1.031805

Scudder Gateway Incentive:
  Units outstanding, December 31, 2005 .................           215,885           148,064           127,548
  Net asset value per unit, December 31, 2005 ..........   $      0.622886   $      0.978749   $      1.029297

Scudder Gateway Incentive with Optional Rider:
  Units outstanding, December 31, 2005 .................           355,894            65,646           451,812
  Net asset value per unit, December 31, 2005 ..........   $      0.615633   $      0.967123   $      1.017109

(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2005

                                                                                                      ALGER
                                                                AIM V.I.            ALGER           AMERICAN
                                                                UTILITIES         AMERICAN          LEVERAGED
                                                                SERIES I          BALANCED           ALLCAP
                                                             ---------------   ---------------   ---------------
INVESTMENT INCOME:
  Dividends ..............................................   $       331,785   $     1,328,109   $             -
                                                             ---------------   ---------------   ---------------
EXPENSES:
Scudder Gateway Advisor, Scudder Gateway Elite
 and Scudder Gateway Plus:
  Mortality and expense risk fees ........................           150,461           988,618           346,020
  Administrative expense fees ............................            18,056           118,634            41,523
                                                             ---------------   ---------------   ---------------
    Total expenses .......................................           168,517         1,107,252           387,543
                                                             ---------------   ---------------   ---------------
Scudder Gateway Incentive:
  Mortality and expense risk fees ........................               729             4,392             1,239
  Administrative expense fees ............................                84               507               143
                                                             ---------------   ---------------   ---------------
    Total expenses .......................................               813             4,899             1,382
                                                             ---------------   ---------------   ---------------
Scudder Gateway Incentive with Optional Rider:
  Mortality and expense risk fees ........................             2,050            19,983             6,302
  Administrative expense fees ............................               631             6,149             1,939
                                                             ---------------   ---------------   ---------------
    Total expenses .......................................             2,681            26,132             8,241
                                                             ---------------   ---------------   ---------------
           Total expenses ................................           172,011         1,138,283           397,166
                                                             ---------------   ---------------   ---------------
    Net investment income (loss) .........................           159,774           189,826          (397,166)
                                                             ---------------   ---------------   ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor .....                 -                 -                 -
  Net realized gain (loss) from sales of investments .....           716,448           465,844        (1,109,956)
                                                             ---------------   ---------------   ---------------
    Net realized gain (loss) .............................           716,448           465,844        (1,109,956)
  Change in unrealized gain (loss) .......................           718,213         4,572,751         4,875,850
                                                             ---------------   ---------------   ---------------
    Net realized and unrealized gain (loss) ..............         1,434,661         5,038,595         3,765,894
                                                             ---------------   ---------------   ---------------
    Net increase (decrease) in net assets from
      operations .........................................   $     1,594,435   $     5,228,421   $     3,368,728
                                                             ===============   ===============   ===============

                                                                 CREDIT            CREDIT
                                                                 SUISSE            SUISSE
                                                                  TRUST            TRUST-
                                                                EMERGING           GLOBAL
                                                                 MARKETS        SMALL CAP (a)
                                                             ---------------   ---------------
INVESTMENT INCOME:
  Dividends ..............................................   $       108,404   $             -
                                                             ---------------   ---------------
EXPENSES:
Scudder Gateway Advisor, Scudder Gateway Elite
 and Scudder Gateway Plus:
  Mortality and expense risk fees ........................           182,280            86,622
  Administrative expense fees ............................            21,874            10,395
                                                             ---------------   ---------------
    Total expenses .......................................           204,154            97,017
                                                             ---------------   ---------------
Scudder Gateway Incentive:
  Mortality and expense risk fees ........................               698                16
  Administrative expense fees ............................                80                 2
                                                             ---------------   ---------------
    Total expenses .......................................               778                18
                                                             ---------------   ---------------
Scudder Gateway Incentive with Optional Rider:
  Mortality and expense risk fees ........................             1,745               709
  Administrative expense fees ............................               536               218
                                                             ---------------   ---------------
    Total expenses .......................................             2,281               927
                                                             ---------------   ---------------
           Total expenses ................................           207,213            97,962
                                                             ---------------   ---------------
    Net investment income (loss) .........................           (98,809)          (97,962)
                                                             ---------------   ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor .....                 -                 -
  Net realized gain (loss) from sales of investments .....         1,017,385           334,909
                                                             ---------------   ---------------
    Net realized gain (loss) .............................         1,017,385           334,909
  Change in unrealized gain (loss) .......................         2,584,493           713,392
                                                             ---------------   ---------------
    Net realized and unrealized gain (loss) ..............         3,601,878         1,048,301
                                                             ---------------   ---------------
    Net increase (decrease) in net assets from
      operations .........................................   $     3,503,069   $       950,339
                                                             ===============   ===============

(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

For the Year Ended December 31, 2005

                                                                                   DREYFUS
                                                                 DREYFUS           SOCIALLY           JANUS
                                                                   IP            RESPONSIBLE          ASPEN
                                                                 MIDCAP            GROWTH          GROWTH AND
                                                                  STOCK           FUND, INC           INCOME
                                                             ---------------   ---------------   ---------------
INVESTMENT INCOME:
  Dividends ..............................................   $        22,867    $            -   $         4,285
                                                             ---------------   ---------------   ---------------
EXPENSES:
Scudder Gateway Advisor, Scudder Gateway Elite
 and Scudder Gateway Plus:
  Mortality and expense risk fees ........................           915,132            86,300             8,564
  Administrative expense fees ............................           109,816            10,356             1,027
                                                             ---------------   ---------------   ---------------
    Total expenses .......................................         1,024,948            96,656             9,591
                                                             ---------------   ---------------   ---------------
Scudder Gateway Incentive:
  Mortality and expense risk fees ........................             6,465               447                 -
  Administrative expense fees ............................               746                52                 -
                                                             ---------------   ---------------   ---------------
    Total expenses .......................................             7,211               499                 -
                                                             ---------------   ---------------   ---------------
Scudder Gateway Incentive with Optional Rider:
  Mortality and expense risk fees ........................            11,186               309                 -
  Administrative expense fees ............................             3,442                95                 -
                                                             ---------------   ---------------   ---------------
    Total expenses .......................................            14,628               404                 -
                                                             ---------------   ---------------   ---------------
           Total expenses ................................         1,046,787            97,559             9,591
                                                             ---------------   ---------------   ---------------
    Net investment income (loss) .........................        (1,023,920)          (97,559)           (5,306)
                                                             ---------------   ---------------   ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor .....           304,475                 -                 -
  Net realized gain (loss) from sales of investments .....         2,603,090          (309,686)          (20,584)
                                                             ---------------   ---------------   ---------------
    Net realized gain (loss) .............................         2,907,565          (309,686)          (20,584)
  Change in unrealized gain (loss) .......................         3,569,356           546,091            94,494
                                                             ---------------   ---------------   ---------------
    Net realized and unrealized gain (loss) ..............         6,476,921           236,405            73,910
                                                             ---------------   ---------------   ---------------
    Net increase (decrease) in net assets from
      operations .........................................   $     5,453,001   $       138,846   $        68,604
                                                             ===============   ===============   ===============

                                                                  JANUS
                                                                  ASPEN            SCUDDER
                                                                LARGE CAP           BLUE
                                                                 GROWTH             CHIP
                                                                 SERVICE          SERIES II
                                                               SHARES (a)          CLASS A
                                                             ---------------   ---------------
INVESTMENT INCOME:
  Dividends ..............................................   $         1,662   $       907,259
                                                             ---------------   ---------------
EXPENSES:
Scudder Gateway Advisor, Scudder Gateway Elite
 and Scudder Gateway Plus:
  Mortality and expense risk fees ........................             6,271         1,160,755
  Administrative expense fees ............................               753           139,290
                                                             ---------------   ---------------
    Total expenses .......................................             7,024         1,300,045
                                                             ---------------   ---------------
Scudder Gateway Incentive:
  Mortality and expense risk fees ........................                 -             2,918
  Administrative expense fees ............................                 -               337
                                                             ---------------   ---------------
    Total expenses .......................................                 -             3,255
                                                             ---------------   ---------------
Scudder Gateway Incentive with Optional Rider:
  Mortality and expense risk fees ........................                 -             5,912
  Administrative expense fees ............................                 -             1,819
                                                             ---------------   ---------------
    Total expenses .......................................                 -             7,731
                                                             ---------------   ---------------
           Total expenses ................................             7,024         1,311,031
                                                             ---------------   ---------------
    Net investment income (loss) .........................            (5,362)         (403,772)
                                                             ---------------   ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor .....                 -                 -
  Net realized gain (loss) from sales of investments .....           (48,366)        1,770,688
                                                             ---------------   ---------------
    Net realized gain (loss) .............................           (48,366)        1,770,688
  Change in unrealized gain (loss) .......................            66,357         5,950,591
                                                             ---------------   ---------------
    Net realized and unrealized gain (loss) ..............            17,991         7,721,279
                                                             ---------------   ---------------
    Net increase (decrease) in net assets from
      operations .........................................   $        12,629   $     7,317,507
                                                             ===============   ===============

(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

For the Year Ended December 31, 2005

                                                                 SCUDDER           SCUDDER           SCUDDER
                                                                 CAPITAL            FIXED            GLOBAL
                                                                 GROWTH            INCOME           BLUE CHIP
                                                                SERIES I          SERIES II         SERIES II
                                                                CLASS A (b)        CLASS A           CLASS A
                                                             ---------------   ---------------   ---------------
INVESTMENT INCOME:
  Dividends ..............................................   $       297,440   $     2,664,045   $        72,945
                                                             ---------------   ---------------   ---------------
EXPENSES:
Scudder Gateway Advisor, Scudder Gateway Elite
 and Scudder Gateway Plus:
  Mortality and expense risk fees ........................           938,652           946,038           316,359
  Administrative expense fees ............................           112,638           113,525            37,963
                                                             ---------------   ---------------   ---------------
    Total expenses .......................................         1,051,290         1,059,563           354,322
                                                             ---------------   ---------------   ---------------
Scudder Gateway Incentive:
  Mortality and expense risk fees ........................             3,873             5,148             2,611
  Administrative expense fees ............................               447               594               302
                                                             ---------------   ---------------   ---------------
    Total expenses .......................................             4,320             5,742             2,913
                                                             ---------------   ---------------   ---------------
Scudder Gateway Incentive with Optional Rider:
  Mortality and expense risk fees ........................             8,710             9,174             2,956
  Administrative expense fees ............................             2,680             2,823               910
                                                             ---------------   ---------------   ---------------
    Total expenses .......................................            11,390            11,997             3,866
                                                             ---------------   ---------------   ---------------
           Total expenses ................................         1,067,000         1,077,302           361,101
                                                             ---------------   ---------------   ---------------
    Net investment income (loss) .........................          (769,560)        1,586,743          (288,156)
                                                             ---------------   ---------------   ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor .....                 -           705,341                 -
  Net realized gain (loss) from sales of investments .....        (1,077,478)          366,319         1,035,892
                                                             ---------------   ---------------   ---------------
    Net realized gain (loss) .............................        (1,077,478)        1,071,660         1,035,892
  Change in unrealized gain (loss) .......................        10,948,376        (2,016,376)        4,272,049
                                                             ---------------   ---------------   ---------------
    Net realized and unrealized gain (loss) ..............         9,870,898          (944,716)        5,307,941
                                                             ---------------   ---------------   ---------------
    Net increase (decrease) in net assets from
      operations .........................................   $     9,101,338   $       642,027   $     5,019,785
                                                             ===============   ===============   ===============

                                                                                   SCUDDER
                                                                 SCUDDER         GOVERNMENT
                                                                 GLOBAL           & AGENCY
                                                                DISCOVERY        SECURITIES
                                                                SERIES I          SERIES II
                                                                CLASS A           CLASS A
                                                             ---------------   ---------------
INVESTMENT INCOME:
  Dividends ..............................................   $       292,394   $     4,362,065

EXPENSES:                                                    ---------------   ---------------
Scudder Gateway Advisor, Scudder Gateway Elite
 and Scudder Gateway Plus:
  Mortality and expense risk fees ........................           618,807         1,309,945
  Administrative expense fees ............................            74,257           157,193
                                                             ---------------   ---------------
    Total expenses .......................................           693,064         1,467,138

Scudder Gateway Incentive:                                   ---------------   ---------------
  Mortality and expense risk fees ........................             2,293            14,467
  Administrative expense fees ............................               264             1,670
                                                             ---------------   ---------------
    Total expenses .......................................             2,557            16,137

Scudder Gateway Incentive with Optional Rider:               ---------------   ---------------
  Mortality and expense risk fees ........................             3,139            10,068
  Administrative expense fees ............................               966             3,098
                                                             ---------------   ---------------
    Total expenses .......................................             4,105            13,166
                                                             ---------------   ---------------
           Total expenses ................................           699,726         1,496,441
                                                             ---------------   ---------------
    Net investment income (loss) .........................          (407,332)        2,865,624

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:          ---------------   ---------------
  Realized gain distributions from portfolio sponsor .....                 -           846,241
  Net realized gain (loss) from sales of investments .....         2,300,775           (98,296)
                                                             ---------------   ---------------
    Net realized gain (loss) .............................         2,300,775           747,945
  Change in unrealized gain (loss) .......................         5,823,068        (2,411,136)
                                                             ---------------   ---------------
    Net realized and unrealized gain (loss) ..............

    Net increase (decrease) in net assets from
      operations .........................................         8,123,843        (1,663,191)
                                                             ---------------   ---------------
                                                             $     7,716,511   $     1,202,433
                                                             ===============   ===============

(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

For the Year Ended December 31, 2005

                                                                 SCUDDER           SCUDDER           SCUDDER
                                                               GROWTH AND          HEALTH             HIGH
                                                                 INCOME           SCIENCES           INCOME
                                                                SERIES I          SERIES I          SERIES II
                                                               CLASS A (b)         CLASS A           CLASS A
                                                             ---------------   ---------------   ---------------
INVESTMENT INCOME:
  Dividends ..............................................   $       428,825   $             -   $    11,559,968
                                                             ---------------   ---------------   ---------------

EXPENSES:
Scudder Gateway Advisor, Scudder Gateway Elite
 and Scudder Gateway Plus:
  Mortality and expense risk fees ........................           802,412           277,516         1,509,268
  Administrative expense fees ............................            96,289            33,302           181,112
                                                             ---------------   ---------------   ---------------
    Total expenses .......................................           898,701           310,818         1,690,380
                                                             ---------------   ---------------   ---------------

Scudder Gateway Incentive:
  Mortality and expense risk fees ........................             2,711             3,673             5,854
  Administrative expense fees ............................               313               424               676
                                                             ---------------   ---------------   ---------------
    Total expenses .......................................             3,024             4,097             6,530
                                                             ---------------   ---------------   ---------------

Scudder Gateway Incentive with Optional Rider:
  Mortality and expense risk fees ........................             8,630             8,583            13,103
  Administrative expense fees ............................             2,655             2,641             4,031
                                                             ---------------   ---------------   ---------------
    Total expenses .......................................            11,285            11,224            17,134
                                                             ---------------   ---------------   ---------------

           Total expenses ................................           913,010           326,139         1,714,044
                                                             ---------------   ---------------   ---------------
    Net investment income (loss) .........................          (484,185)         (326,139)        9,845,924
                                                             ---------------   ---------------   ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor .....                 -                 -                 -
  Net realized gain (loss) from sales of investments .....           255,506         1,027,470        (1,040,618)
                                                             ---------------   ---------------   ---------------
    Net realized gain (loss) .............................           255,506         1,027,470        (1,040,618)
  Change in unrealized gain (loss) .......................         6,418,479           785,414        (5,865,303)
                                                             ---------------   ---------------   ---------------
    Net realized and unrealized gain (loss) ..............         6,673,985         1,812,884        (6,905,921)
                                                             ---------------   ---------------   ---------------
    Net increase (decrease) in net assets
      from operations ....................................   $     6,189,800   $     1,486,745   $     2,940,003
                                                             ===============   ===============   ===============

                                                                 SCUDDER
                                                              INTERNATIONAL        SCUDDER
                                                              SELECT EQUITY     INTERNATIONAL
                                                                SERIES II         SERIES I
                                                                 CLASS A           CLASS A
                                                             ---------------   ---------------
INVESTMENT INCOME:
  Dividends ..............................................   $     1,371,446   $       563,630
                                                             ---------------   ---------------

EXPENSES:
Scudder Gateway Advisor, Scudder Gateway Elite
 and Scudder Gateway Plus:
  Mortality and expense risk fees ........................           604,494           429,508
  Administrative expense fees ............................            72,539            51,541
                                                             ---------------   ---------------
    Total expenses .......................................           677,033           481,049
                                                             ---------------   ---------------

Scudder Gateway Incentive:
  Mortality and expense risk fees ........................             3,121             2,786
  Administrative expense fees ............................               360               322
                                                             ---------------   ---------------
    Total expenses .......................................             3,481             3,108
                                                             ---------------   ---------------

Scudder Gateway Incentive with Optional Rider:
  Mortality and expense risk fees ........................             3,426             5,910
  Administrative expense fees ............................             1,055             1,819
                                                             ---------------   ---------------
    Total expenses .......................................             4,481             7,729
                                                             ---------------   ---------------

           Total expenses ................................           684,995           491,886
                                                             ---------------   ---------------
    Net investment income (loss) .........................           686,451            71,744
                                                             ---------------   ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor .....                 -                 -
  Net realized gain (loss) from sales of investments .....         2,443,821         1,351,929
                                                             ---------------   ---------------
    Net realized gain (loss) .............................         2,443,821         1,351,929
  Change in unrealized gain (loss) .......................         2,829,208         3,366,005
                                                             ---------------   ---------------
    Net realized and unrealized gain (loss) ..............         5,273,029         4,717,934
                                                             ---------------   ---------------
    Net increase (decrease) in net assets from
      operations .........................................   $     5,959,480   $     4,789,678
                                                             ===============   ===============

(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

For the Year Ended December 31, 2005

                                                               SCUDDER           SCUDDER           SCUDDER
                                                              LARGE CAP          MID CAP            MONEY
                                                                VALUE            GROWTH            MARKET
                                                              SERIES II         SERIES II         SERIES II
                                                               CLASS A         CLASS A (a)         CLASS A
                                                           ---------------   ---------------   ---------------
INVESTMENT INCOME:
  Dividends ............................................   $     1,573,733   $             -   $     2,289,995
                                                           ---------------   ---------------   ---------------

EXPENSES:
Scudder Gateway Advisor, Scudder Gateway Elite
 and Scudder Gateway Plus:
  Mortality and expense risk fees ......................         1,061,878           197,282         1,026,027
  Administrative expense fees ..........................           127,425            23,673           123,123
                                                           ---------------   ---------------   ---------------
    Total expenses .....................................         1,189,303           220,955         1,149,150
                                                           ---------------   ---------------   ---------------

Scudder Gateway Incentive:
  Mortality and expense risk fees ......................             2,431               501             2,508
  Administrative expense fees ..........................               281                58               290
                                                           ---------------   ---------------   ---------------
    Total expenses .....................................             2,712               559             2,798
                                                           ---------------   ---------------   ---------------

Scudder Gateway Incentive with Optional Rider:
  Mortality and expense risk fees ......................             3,013             1,368            18,220
  Administrative expense fees ..........................               927               422             5,606
                                                           ---------------   ---------------   ---------------
    Total expenses .....................................             3,940             1,790            23,826
                                                           ---------------   ---------------   ---------------

           Total expenses ..............................         1,195,955           223,304         1,175,774
                                                           ---------------   ---------------   ---------------
    Net investment income (loss) .......................           377,778          (223,304)        1,114,221
                                                           ---------------   ---------------   ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ...                 -                 -                 -
  Net realized gain (loss) from sales of investments ...         2,009,407          (576,955)                -
                                                           ---------------   ---------------   ---------------
    Net realized gain (loss) ...........................         2,009,407          (576,955)                -
  Change in unrealized gain (loss) .....................        (2,141,164)        2,779,354                 -
                                                           ---------------   ---------------   ---------------
    Net realized and unrealized gain (loss) ............          (131,757)        2,202,399                 -
                                                           ---------------   ---------------   ---------------
    Net increase (decrease) in net assets from
      operations .......................................   $       246,021   $     1,979,095   $     1,114,221
                                                           ===============   ===============   ===============

                                                               SCUDDER           SCUDDER           SCUDDER
                                                              SMALL CAP         STRATEGIC        TECHNOLOGY
                                                               GROWTH            INCOME            GROWTH
                                                              SERIES II         SERIES II         SERIES II
                                                             CLASS A (b)         CLASS A           CLASS A
                                                           ---------------   ---------------   ---------------
INVESTMENT INCOME:
  Dividends ............................................   $             -   $     2,215,760   $       237,023
                                                           ---------------   ---------------   ---------------

EXPENSES:
Scudder Gateway Advisor, Scudder Gateway Elite
 and Scudder Gateway Plus:
  Mortality and expense risk fees ......................           627,130           340,929           594,195
  Administrative expense fees ..........................            75,256            40,912            71,303
                                                           ---------------   ---------------   ---------------
    Total expenses .....................................           702,386           381,841           665,498
                                                           ---------------   ---------------   ---------------

Scudder Gateway Incentive:
  Mortality and expense risk fees ......................             3,867             1,243             2,506
  Administrative expense fees ..........................               447               143               289
                                                           ---------------   ---------------   ---------------
    Total expenses .....................................             4,314             1,386             2,795
                                                           ---------------   ---------------   ---------------

Scudder Gateway Incentive with Optional Rider:
  Mortality and expense risk fees ......................             5,023             3,449             5,078
  Administrative expense fees ..........................             1,545             1,061             1,562
                                                           ---------------   ---------------   ---------------
    Total expenses .....................................             6,568             4,510             6,640
                                                           ---------------   ---------------   ---------------

           Total expenses ..............................           713,268           387,737           674,933
                                                           ---------------   ---------------   ---------------
    Net investment income (loss) .......................          (713,268)        1,828,023          (437,910)
                                                           ---------------   ---------------   ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ...                 -            65,568                 -
  Net realized gain (loss) from sales of investments ...         1,203,395           337,821        (5,187,053)
                                                           ---------------   ---------------   ---------------
    Net realized gain (loss) ...........................         1,203,395           403,389        (5,187,053)
  Change in unrealized gain (loss) .....................         2,990,639        (1,995,157)        6,265,443
                                                           ---------------   ---------------   ---------------
    Net realized and unrealized gain (loss) ............         4,194,034        (1,591,768)        1,078,390
                                                           ---------------   ---------------   ---------------
    Net increase (decrease) in net assets from
      operations .......................................   $     3,480,766   $       236,255   $       640,480
                                                           ===============   ===============   ===============

(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

For the Year Ended December 31, 2005

                                                                                                     SVS
                                                               SCUDDER           SCUDDER            DAVIS
                                                                TOTAL              VIT             VENTURE
                                                               RETURN            EQUITY             VALUE
                                                              SERIES II            500            SERIES II
                                                               CLASS A          INDEX (b)          CLASS A
                                                           ---------------   ---------------   ---------------
INVESTMENT INCOME:
  Dividends ............................................   $     4,369,506   $     2,615,954   $       471,875
                                                           ---------------   ---------------   ---------------

EXPENSES:
Scudder Gateway Advisor, Scudder Gateway Elite
 and Scudder Gateway Plus:
  Mortality and expense risk fees ......................         2,131,632         1,147,955           754,700
  Administrative expense fees ..........................           255,796           137,754            90,564
                                                           ---------------   ---------------   ---------------
    Total expenses .....................................         2,387,428         1,285,709           845,264
                                                           ---------------   ---------------   ---------------

Scudder Gateway Incentive:
  Mortality and expense risk fees ......................             3,832            15,709             4,588
  Administrative expense fees ..........................               442             1,813               530
                                                           ---------------   ---------------   ---------------
    Total expenses .....................................             4,274            17,522             5,118
                                                           ---------------   ---------------   ---------------

Scudder Gateway Incentive with Optional Rider:
  Mortality and expense risk fees ......................            15,447            17,182            16,061
  Administrative expense fees ..........................             4,753             5,287             4,941
                                                           ---------------   ---------------   ---------------
    Total expenses .....................................            20,200            22,469            21,002
                                                           ---------------   ---------------   ---------------

           Total expenses ..............................         2,411,902         1,325,700           871,384
                                                           ---------------   ---------------   ---------------
    Net investment income (loss) .......................         1,957,604         1,290,254          (399,509)
                                                           ---------------   ---------------   ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ...                 -                 -                 -
  Net realized gain (loss) from sales of investments ...        (4,484,909)        1,074,534         1,996,240
                                                           ---------------   ---------------   ---------------
    Net realized gain (loss) ...........................        (4,484,909)        1,074,534         1,996,240
  Change in unrealized gain (loss) .....................         7,024,770           343,700         3,168,480
                                                           ---------------   ---------------   ---------------
    Net realized and unrealized gain (loss) ............         2,539,861         1,418,234         5,164,720
                                                           ---------------   ---------------   ---------------
    Net increase (decrease) in net assets from
      operations .......................................   $     4,497,465   $     2,708,488   $     4,765,211
                                                           ===============   ===============   ===============

                                                                 SVS              SVS               SVS
                                                               DREMAN            DREMAN            DREMAN
                                                              FINANCIAL       HIGH RETURN         SMALL CAP
                                                              SERVICES           EQUITY             VALUE
                                                              SERIES II         SERIES II         SERIES II
                                                               CLASS A           CLASS A           CLASS A
                                                           ---------------   ---------------   ---------------
INVESTMENT INCOME:
  Dividends ............................................   $       646,998   $     3,535,965   $       931,959
                                                           ---------------   ---------------   ---------------

EXPENSES:
Scudder Gateway Advisor, Scudder Gateway Elite
 and Scudder Gateway Plus:
  Mortality and expense risk fees ......................           410,734         2,435,624         1,530,075
  Administrative expense fees ..........................            49,288           292,275           183,609
                                                           ---------------   ---------------   ---------------
    Total expenses .....................................           460,022         2,727,899         1,713,684
                                                           ---------------   ---------------   ---------------

Scudder Gateway Incentive:
  Mortality and expense risk fees ......................               906            15,715             9,713
  Administrative expense fees ..........................               105             1,814             1,121
                                                           ---------------   ---------------   ---------------
    Total expenses .....................................             1,011            17,529            10,834
                                                           ---------------   ---------------   ---------------

Scudder Gateway Incentive with Optional Rider:
  Mortality and expense risk fees ......................             2,209            33,345            15,112
  Administrative expense fees ..........................               679            10,260             4,650
                                                           ---------------   ---------------   ---------------
    Total expenses .....................................             2,888            43,605            19,762
                                                           ---------------   ---------------   ---------------

           Total expenses ..............................           463,921         2,789,033         1,744,280
                                                           ---------------   ---------------   ---------------
    Net investment income (loss) .......................           183,077           746,932          (812,321)
                                                           ---------------   ---------------   ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ...                 -                 -        11,284,949
  Net realized gain (loss) from sales of investments ...         1,648,064         5,695,822         8,190,229
                                                           ---------------   ---------------   ---------------
    Net realized gain (loss) ...........................         1,648,064         5,695,822        19,475,178
  Change in unrealized gain (loss) .....................        (2,722,891)        5,711,353        (8,529,940)
                                                           ---------------   ---------------   ---------------
    Net realized and unrealized gain (loss) ............        (1,074,827)       11,407,175        10,945,238
                                                           ---------------   ---------------   ---------------
    Net increase (decrease) in net assets from
      operations .......................................   $      (891,750)  $    12,154,107   $    10,132,917
                                                           ===============   ===============   ===============

(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

For the Year Ended December 31, 2005

                                                                 SVS               SVS               SVS
                                                                JANUS             JANUS              MFS
                                                             GROWTH AND           GROWTH           STRATEGIC
                                                               INCOME         OPPORTUNITIES         VALUE
                                                              SERIES II         SERIES II         SERIES II
                                                               CLASS A           CLASS A           CLASS A
                                                           ---------------   ---------------   ---------------
INVESTMENT INCOME:
  Dividends ............................................   $       120,411   $       120,953   $        88,713
                                                           ---------------   ---------------   ---------------

EXPENSES:
Scudder Gateway Advisor, Scudder Gateway Elite
 and Scudder Gateway Plus:
  Mortality and expense risk fees ......................           652,206           455,283            84,393
  Administrative expense fees ..........................            78,265            54,634            10,128
                                                           ---------------   ---------------   ---------------
    Total expenses .....................................           730,471           509,917            94,521
                                                           ---------------   ---------------   ---------------

Scudder Gateway Incentive:
  Mortality and expense risk fees ......................             1,534             2,021                 -
  Administrative expense fees ..........................               177               233                 -
                                                           ---------------   ---------------   ---------------
    Total expenses .....................................             1,711             2,254                 -
                                                           ---------------   ---------------   ---------------

Scudder Gateway Incentive with Optional Rider:
  Mortality and expense risk fees ......................             7,479             2,874               368
  Administrative expense fees ..........................             2,301               885               113
                                                           ---------------   ---------------   ---------------
    Total expenses .....................................             9,780             3,759               481
                                                           ---------------   ---------------   ---------------

           Total expenses ..............................           741,962           515,930            95,002
                                                           ---------------   ---------------   ---------------
    Net investment income (loss) .......................          (621,551)         (394,977)           (6,289)
                                                           ---------------   ---------------   ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ...                 -                 -           580,978
  Net realized gain (loss) from sales of investments ...          (160,158)       (2,305,068)          432,412
                                                           ---------------   ---------------   ---------------
    Net realized gain (loss) ...........................          (160,158)       (2,305,068)        1,013,390
  Change in unrealized gain (loss) .....................         6,008,898         4,803,296        (1,177,069)
                                                           ---------------   ---------------   ---------------
    Net realized and unrealized gain (loss) ............         5,848,740         2,498,228          (163,679)
                                                           ---------------   ---------------   ---------------
    Net increase (decrease) in net assets from
      operations .......................................   $     5,227,189   $     2,103,251   $      (169,968)
                                                           ===============   ===============   ===============

                                                                 SVS               SVS               SVS
                                                                 OAK             SALOMON           TURNER
                                                              STRATEGIC        AGGRESSIVE          MID CAP
                                                               EQUITY            GROWTH            GROWTH
                                                              SERIES II         SERIES II         SERIES II
                                                               CLASS A         CLASS A (a)         CLASS A
                                                           ---------------   ---------------   ---------------
INVESTMENT INCOME:
  Dividends ............................................   $         1,858   $             -   $             -
                                                           ---------------   ---------------   ---------------

EXPENSES:
Scudder Gateway Advisor, Scudder Gateway Elite
 and Scudder Gateway Plus:
  Mortality and expense risk fees ......................           138,798            79,639           254,216
  Administrative expense fees ..........................            16,656             9,557            30,506
                                                           ---------------   ---------------   ---------------
    Total expenses .....................................           155,454            89,196           284,722
                                                           ---------------   ---------------   ---------------

Scudder Gateway Incentive:
  Mortality and expense risk fees ......................             1,872             1,948             1,992
  Administrative expense fees ..........................               216               225               230
                                                           ---------------   ---------------   ---------------
    Total expenses .....................................             2,088             2,173             2,222
                                                           ---------------   ---------------   ---------------

Scudder Gateway Incentive with Optional Rider:
  Mortality and expense risk fees ......................             2,844               849             5,246
  Administrative expense fees ..........................               875               261             1,614
                                                           ---------------   ---------------   ---------------
    Total expenses .....................................             3,719             1,110             6,860
                                                           ---------------   ---------------   ---------------

           Total expenses ..............................           161,261            92,479           293,804
                                                           ---------------   ---------------   ---------------
    Net investment income (loss) .......................          (159,403)          (92,479)         (293,804)
                                                           ---------------   ---------------   ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ...                 -                 -                 -
  Net realized gain (loss) from sales of investments ...            87,541           323,282           905,528
                                                           ---------------   ---------------   ---------------
    Net realized gain (loss) ...........................            87,541           323,282           905,528
  Change in unrealized gain (loss) .....................          (714,719)          502,408         1,365,263
                                                           ---------------   ---------------   ---------------
    Net realized and unrealized gain (loss) ............          (627,178)          825,690         2,270,791
                                                           ---------------   ---------------   ---------------
    Net increase (decrease) in net assets from
      operations .......................................   $      (786,581)  $       733,211   $     1,976,987
                                                           ===============   ===============   ===============

(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 AIM V.I.                          ALGER
                                                                                 UTILITIES                       AMERICAN
                                                                                 SERIES I                        BALANCED
                                                                                YEAR ENDED                      YEAR ENDED
                                                                                DECEMBER 31,                   DECEMBER 31,
                                                                       ---------------------------     ----------------------------
                                                                          2005             2004            2005            2004
                                                                       ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................   $    159,774    $     66,904    $    189,826    $     82,870
    Net realized gain (loss) .......................................        716,448         283,208         465,844        (112,768)
    Change in unrealized gain (loss) ...............................        718,213       1,381,357       4,572,751       2,484,231
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets from operations ..........      1,594,435       1,731,469       5,228,421       2,454,333
                                                                       ------------    ------------    ------------    ------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................         13,639         396,154         133,609         558,303
    Withdrawals ....................................................     (1,023,565)       (625,342)     (6,724,815)     (6,939,208)
    Contract benefits ..............................................       (227,283)       (273,009)     (2,705,862)     (3,485,280)
    Contract charges ...............................................        (39,810)        (25,828)       (220,435)       (237,841)
    Transfers between sub-accounts (including Separate Account GPA),
      net ..........................................................      3,600,831       1,205,165        (506,047)        671,424
    Other transfers from (to) the General Account ..................        145,237         240,473        (276,063)        252,511
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets from contract
      transactions .................................................      2,469,049         917,613     (10,299,613)     (9,180,091)
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets ..........................      4,063,484       2,649,082      (5,071,192)     (6,725,758)

NET ASSETS:
  Beginning of year ................................................      9,084,754       6,435,672      85,363,299      92,089,057
                                                                       ------------    ------------    ------------    ------------
  End of year ......................................................   $ 13,148,238    $  9,084,754    $ 80,292,107    $ 85,363,299
                                                                       ============    ============    ============    ============

                                                                                  ALGER
                                                                                 AMERICAN
                                                                                 LEVERAGED
                                                                                  ALLCAP
                                                                                YEAR ENDED
                                                                               DECEMBER 31,
                                                                       ---------------------------
                                                                           2005            2004
                                                                       ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................   $   (397,166)   $   (418,146)
    Net realized gain (loss) .......................................     (1,109,956)     (1,862,878)
    Change in unrealized gain (loss) ...............................      4,875,850       4,074,089
                                                                       ------------    ------------
    Net increase (decrease) in net assets from operations ..........      3,368,728       1,793,065
                                                                       ------------    ------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................         62,924         130,758
    Withdrawals ....................................................     (2,189,869)     (2,064,409)
    Contract benefits ..............................................       (784,738)     (1,436,019)
    Contract charges ...............................................        (86,098)        (89,568)
    Transfers between sub-accounts (including Separate Account GPA),
      net ..........................................................       (622,854)        722,314
    Other transfers from (to) the General Account ..................        (12,964)         21,175
                                                                       ------------    ------------
    Net increase (decrease) in net assets from contract
      transactions .................................................     (3,633,599)     (2,715,749)
                                                                       ------------    ------------
    Net increase (decrease) in net assets ..........................       (264,871)       (922,684)

NET ASSETS:
  Beginning of year ................................................     29,521,814      30,444,498
                                                                       ------------    ------------
  End of year ......................................................   $ 29,256,943    $ 29,521,814
                                                                       ============    ============

(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

                                                                               CREDIT SUISSE
                                                                                   TRUST                       CREDIT SUISSE
                                                                                 EMERGING                      TRUST-GLOBAL
                                                                                  MARKETS                      SMALL CAP (a)
                                                                                YEAR ENDED                      YEAR ENDED
                                                                               DECEMBER 31,                    DECEMBER 31,
                                                                       ----------------------------    ----------------------------
                                                                           2005            2004            2005            2004
                                                                       ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................   $    (98,809)   $    (98,544)   $    (97,962)   $    (49,655)
    Net realized gain (loss) .......................................      1,017,385         927,664         334,909         130,887
    Change in unrealized gain (loss) ...............................      2,584,493         997,470         713,392         422,810
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets from operations ..........      3,503,069       1,826,590         950,339         504,042
                                                                       ------------    ------------    ------------    ------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................         14,946         109,357           5,906          36,230
    Withdrawals ....................................................     (1,831,858)       (534,515)     (1,116,814)       (303,236)
    Contract benefits ..............................................       (295,843)       (398,445)        (17,406)        (92,390)
    Contract charges ...............................................        (57,166)        (28,134)        (29,750)        (11,994)
    Transfers between sub-accounts (including Separate Account GPA),
      net ..........................................................      3,393,214       4,071,583       2,652,322       3,055,075
    Other transfers from (to) the General Account ..................         41,672         183,505         (16,140)        (14,750)
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets from contract
      transactions .................................................      1,264,965       3,403,351       1,478,118       2,668,935
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets ..........................      4,768,034       5,229,941       2,428,457       3,172,977

NET ASSETS:
  Beginning of year ................................................     13,081,278       7,851,337       6,241,414       3,068,437
                                                                       ------------    ------------    ------------    ------------
  End of year ......................................................   $ 17,849,312    $ 13,081,278    $  8,669,871    $  6,241,414
                                                                       ============    ============    ============    ============

                                                                                  DREYFUS
                                                                                     IP
                                                                                MIDCAP STOCK
                                                                                 YEAR ENDED
                                                                                DECEMBER 31,
                                                                       ----------------------------
                                                                           2005            2004
                                                                       ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................   $ (1,023,920)   $   (780,097)
    Net realized gain (loss) .......................................      2,907,565       3,761,285
    Change in unrealized gain (loss) ...............................      3,569,356       6,084,748
                                                                       ------------    ------------
    Net increase (decrease) in net assets from operations ..........      5,453,001       9,065,936
                                                                       ------------    ------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................        132,254         702,384
    Withdrawals ....................................................     (6,452,698)     (5,292,258)
    Contract benefits ..............................................     (1,878,582)     (2,553,413)
    Contract charges ...............................................       (225,902)       (236,613)
    Transfers between sub-accounts (including Separate Account GPA),
      net ..........................................................      1,215,177      (1,962,877)
    Other transfers from (to) the General Account ..................       (113,048)        207,343
                                                                       ------------    ------------
    Net increase (decrease) in net assets from contract
      transactions .................................................     (7,322,799)     (9,135,434)
                                                                       ------------    ------------
    Net increase (decrease) in net assets ..........................     (1,869,798)        (69,498)

NET ASSETS:
  Beginning of year ................................................     76,500,127      76,569,625
                                                                       ------------    ------------
  End of year ......................................................   $ 74,630,329    $ 76,500,127
                                                                       ============    ============

(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG


                                                                                  DREYFUS                          JANUS
                                                                                 SOCIALLY                          ASPEN
                                                                                RESPONSIBLE                     GROWTH AND
                                                                             GROWTH FUND, INC                     INCOME
                                                                                YEAR ENDED                      YEAR ENDED
                                                                               DECEMBER 31,                    DECEMBER 31,
                                                                       ----------------------------    ----------------------------
                                                                           2005            2004            2005           2004
                                                                       ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................   $    (97,559)   $    (85,496)   $     (5,306)   $     (5,065)
    Net realized gain (loss) .......................................       (309,686)       (452,323)        (20,584)        (26,527)
    Change in unrealized gain (loss) ...............................        546,091         897,865          94,494          98,600
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets from operations ..........        138,846         360,046          68,604          67,008
                                                                       ------------    ------------    ------------    ------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................          8,827          14,877             270              68
    Withdrawals ....................................................       (697,770)       (556,149)        (89,795)        (19,340)
    Contract benefits ..............................................       (264,198)       (153,790)        (10,897)        (27,173)
    Contract charges ...............................................        (22,344)        (26,990)         (1,561)         (1,519)
    Transfers between sub-accounts (including Separate Account GPA),
      net ..........................................................        280,618        (559,851)        (17,981)        (15,005)
    Other transfers from (to) the General Account ..................         13,006           3,334               -          (7,008)
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets from contract
      transactions .................................................       (681,861)     (1,278,569)       (119,964)        (69,977)
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets ..........................       (543,015)       (918,523)        (51,360)         (2,969)

NET ASSETS:

  Beginning of year ................................................      7,332,942       8,251,465         700,236         703,205
                                                                       ------------    ------------    ------------    ------------
  End of year ......................................................   $  6,789,927    $  7,332,942    $    648,876    $    700,236
                                                                       ============    ============    ============    ============

                                                                                 JANUS ASPEN
                                                                                  LARGE CAP
                                                                                   GROWTH
                                                                                   SERVICE
                                                                                 SHARES (a)
                                                                                 YEAR ENDED
                                                                                DECEMBER 31,
                                                                       ----------------------------
                                                                           2005            2004
                                                                       ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................   $     (5,362)   $     (6,777)
    Net realized gain (loss) .......................................        (48,366)        (41,144)
    Change in unrealized gain (loss) ...............................         66,357          63,902
                                                                       ------------    ------------
    Net increase (decrease) in net assets from operations ..........         12,629          15,981
                                                                       ------------    ------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................            180             102
    Withdrawals ....................................................        (55,065)        (11,065)
    Contract benefits ..............................................         (9,785)        (31,268)
    Contract charges ...............................................         (1,110)         (1,153)
    Transfers between sub-accounts (including Separate Account GPA),
      net ..........................................................        (10,289)         (3,223)
    Other transfers from (to) the General Account ..................              -            (835)
                                                                       ------------    ------------
    Net increase (decrease) in net assets from contract
      transactions .................................................        (76,069)        (47,442)
                                                                       ------------    ------------
    Net increase (decrease) in net assets ..........................        (63,440)        (31,461)

NET ASSETS:

  Beginning of year ................................................        545,710         577,171
                                                                       ------------    ------------
  End of year ......................................................   $    482,270    $    545,710
                                                                       ============    ============

(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

                                                                                  SCUDDER                         SCUDDER
                                                                                 BLUE CHIP                    CAPITAL GROWTH
                                                                                 SERIES II                       SERIES I
                                                                                  CLASS A                       CLASS A (b)
                                                                                YEAR ENDED                      YEAR ENDED
                                                                               DECEMBER 31,                     DECEMBER 31,
                                                                       ----------------------------    ----------------------------
                                                                          2005             2004            2005            2004
                                                                       ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................   $   (403,772)   $   (722,091)   $   (769,560)   $   (273,855)
    Net realized gain (loss) .......................................      1,770,688        (222,956)     (1,077,478)     (2,443,274)
    Change in unrealized gain (loss) ...............................      5,950,591      13,954,205      10,948,376       4,670,053
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets from operations ..........      7,317,507      13,009,158       9,101,338       1,952,924
                                                                       ------------    ------------    ------------    ------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................        113,237         729,431          70,559         168,879
    Withdrawals ....................................................    (11,564,733)     (9,063,377)     (7,029,576)     (2,821,861)
    Contract benefits ..............................................     (3,561,035)     (3,341,674)     (2,942,500)     (1,104,938)
    Contract charges ...............................................       (161,956)       (162,734)       (160,227)        (70,622)
    Transfers between sub-accounts (including Separate Account GPA),
      net ..........................................................     (2,503,672)      4,025,761      65,310,555         551,716
    Other transfers from (to) the General Account ..................       (302,641)        622,402        (491,967)       (361,560)
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets from contract
      transactions .................................................    (17,980,800)     (7,190,191)     54,756,844      (3,638,386)
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets ..........................    (10,663,293)      5,818,967      63,858,182      (1,685,462)

NET ASSETS:
  Beginning of year ................................................    100,288,797      94,469,830      31,498,568      33,184,030
                                                                       ------------    ------------    ------------    ------------
  End of year ......................................................   $ 89,625,504    $100,288,797    $ 95,356,750    $ 31,498,568
                                                                       ============    ============    ============    ============

                                                                                  SCUDDER
                                                                                FIXED INCOME
                                                                                 SERIES II
                                                                                  CLASS A
                                                                                 YEAR ENDED
                                                                                DECEMBER 31,
                                                                       ----------------------------
                                                                           2005            2004
                                                                       ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................   $  1,586,743    $  1,989,830
    Net realized gain (loss) .......................................      1,071,660       2,166,024
    Change in unrealized gain (loss) ...............................     (2,016,376)     (1,648,562)
                                                                       ------------    ------------
    Net increase (decrease) in net assets from operations ..........        642,027       2,507,292
                                                                       ------------    ------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................        106,294         390,810
    Withdrawals ....................................................     (8,391,296)     (8,748,679)
    Contract benefits ..............................................     (2,439,087)     (3,237,044)
    Contract charges ...............................................       (177,706)       (197,518)
    Transfers between sub-accounts (including Separate Account GPA),
      net ..........................................................        549,307         508,055
    Other transfers from (to) the General Account ..................       (861,784)     (2,148,605)
                                                                       ------------    ------------
    Net increase (decrease) in net assets from contract
      transactions .................................................    (11,214,272)    (13,432,981)
                                                                       ------------    ------------
    Net increase (decrease) in net assets ..........................    (10,572,245)    (10,925,689)

NET ASSETS:
  Beginning of year ................................................     82,446,971      93,372,660
                                                                       ------------    ------------
  End of year ......................................................   $ 71,874,726    $ 82,446,971
                                                                       ============    ============

(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

                                                                                                                  SCUDDER
                                                                                  SCUDDER                         GLOBAL
                                                                             GLOBAL BLUE CHIP                    DISCOVERY
                                                                                 SERIES II                       SERIES I
                                                                                 CLASS A                         CLASS A
                                                                                YEAR ENDED                      YEAR ENDED
                                                                               DECEMBER 31,                     DECEMBER 31,
                                                                       ----------------------------    ----------------------------
                                                                           2005            2004            2005            2004
                                                                       ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................   $   (288,156)   $    (31,917)   $   (407,332)   $   (461,778)
    Net realized gain (loss) .......................................      1,035,892         546,397       2,300,775         875,119
    Change in unrealized gain (loss) ...............................      4,272,049       2,103,646       5,823,068       7,749,777
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets from operations ..........      5,019,785       2,618,126       7,716,511       8,163,118
                                                                       ------------    ------------    ------------    ------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................         11,836         195,340         105,971         156,893
    Withdrawals ....................................................     (3,049,085)     (1,496,081)     (5,030,683)     (2,594,112)
    Contract benefits ..............................................       (846,393)       (609,955)     (1,113,314)     (1,191,925)
    Contract charges ...............................................        (71,163)        (48,552)       (133,456)        (97,756)
    Transfers between sub-accounts (including Separate Account GPA),
      net ..........................................................      3,136,319       2,700,063       3,054,641       4,735,729
    Other transfers from (to) the General Account ..................        (31,457)        (35,712)       (119,180)        (33,451)
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets from contract
      transactions .................................................       (849,943)        705,103      (3,236,021)        975,378
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets ..........................      4,169,842       3,323,229       4,480,490       9,138,496

NET ASSETS:
  Beginning of year ................................................     24,930,578      21,607,349      48,095,905      38,957,409
                                                                       ------------    ------------    ------------    ------------
  End of year ......................................................   $ 29,100,420    $ 24,930,578    $ 52,576,395    $ 48,095,905
                                                                       ============    ============    ============    ============

                                                                                   SCUDDER
                                                                                 GOVERNMENT
                                                                                  & AGENCY
                                                                                 SECURITIES
                                                                                  SERIES II
                                                                                   CLASS A
                                                                                 YEAR ENDED
                                                                                DECEMBER 31,
                                                                       ----------------------------
                                                                           2005            2004
                                                                       ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................   $  2,865,624    $  2,021,956
    Net realized gain (loss) .......................................        747,945       1,589,638
    Change in unrealized gain (loss) ...............................     (2,411,136)       (748,372)
                                                                       ------------    ------------
    Net increase (decrease) in net assets from operations ..........      1,202,433       2,863,222
                                                                       ------------    ------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................        143,160       1,015,309
    Withdrawals ....................................................    (11,859,436)    (15,273,201)
    Contract benefits ..............................................     (4,785,488)     (4,715,722)
    Contract charges ...............................................       (259,808)       (310,350)
    Transfers between sub-accounts (including Separate Account GPA),
      net ..........................................................     (1,679,800)    (18,100,830)
    Other transfers from (to) the General Account ..................     (1,251,058)     (5,061,678)
                                                                       ------------    ------------
    Net increase (decrease) in net assets from contract
      transactions .................................................    (19,692,430)    (42,446,472)
                                                                       ------------    ------------
    Net increase (decrease) in net assets ..........................    (18,489,997)    (39,583,250)

NET ASSETS:
  Beginning of year ................................................    115,045,132     154,628,382
                                                                       ------------    ------------
  End of year ......................................................   $ 96,555,135    $115,045,132
                                                                       ============    ============

(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

                                                                                  SCUDDER                         SCUDDER
                                                                                GROWTH AND                        HEALTH
                                                                                  INCOME                         SCIENCES
                                                                                 SERIES I                        SERIES I
                                                                                CLASS A (b)                       CLASS A
                                                                                YEAR ENDED                      YEAR ENDED
                                                                               DECEMBER 31,                     DECEMBER 31,
                                                                       ------------    ------------    ------------    ------------
                                                                           2005            2004            2005            2004
                                                                       ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................   $   (484,185)   $   (215,930)   $   (326,139)   $   (389,112)
    Net realized gain (loss) .......................................        255,506        (778,155)      1,027,470       1,189,000
    Change in unrealized gain (loss) ...............................      6,418,479       3,792,865         785,414         984,644
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets from operations ..........      6,189,800       2,798,780       1,486,745       1,784,532
                                                                       ------------    ------------    ------------    ------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................         58,440         115,735          33,634         190,717
    Withdrawals ....................................................     (8,176,953)     (3,229,342)     (2,645,102)     (2,659,418)
    Contract benefits ..............................................     (2,363,947)     (1,146,908)       (576,386)       (717,179)
    Contract charges ...............................................       (107,329)        (68,767)        (80,307)        (96,531)
    Transfers between sub-accounts (including Separate Account GPA),
      net ..........................................................     45,918,611         359,453        (295,104)        404,981
    Other transfers from (to) the General Account ..................        452,567         140,068          93,995          50,668
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets from contract
      transactions .................................................     35,781,389      (3,829,761)     (3,469,270)     (2,826,762)
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets ..........................     41,971,189      (1,030,981)     (1,982,525)     (1,042,230)

NET ASSETS:
  Beginning of year ................................................     35,104,714      36,135,695      24,537,498      25,579,728
                                                                       ------------    ------------    ------------    ------------
  End of year ......................................................   $ 77,075,903    $ 35,104,714    $ 22,554,973    $ 24,537,498
                                                                       ============    ============    ============    ============


                                                                                   SCUDDER
                                                                                 HIGH INCOME
                                                                                  SERIES II
                                                                                   CLASS A
                                                                                 YEAR ENDED
                                                                                DECEMBER 31,
                                                                       ------------    ------------
                                                                           2005             2004
                                                                       ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................   $  9,845,924    $  8,825,723
    Net realized gain (loss) .......................................     (1,040,618)     (2,603,945)
    Change in unrealized gain (loss) ...............................     (5,865,303)      6,997,089
                                                                       ------------    ------------
    Net increase (decrease) in net assets from operations ..........      2,940,003      13,218,867
                                                                       ------------    ------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................        104,920         432,812
    Withdrawals ....................................................    (13,514,486)    (17,191,800)
    Contract benefits ..............................................     (4,203,347)     (4,803,104)
    Contract charges ...............................................       (210,883)       (233,511)
    Transfers between sub-accounts (including Separate Account GPA),
      net ..........................................................     (5,961,143)     (4,584,022)
    Other transfers from (to) the General Account ..................     (1,137,261)     (1,909,382)
                                                                       ------------    ------------
    Net increase (decrease) in net assets from contract
      transactions .................................................    (24,922,200)    (28,289,007)
                                                                       ------------    ------------
    Net increase (decrease) in net assets ..........................    (21,982,197)    (15,070,140)

NET ASSETS:
  Beginning of year ................................................    136,219,864     151,290,004
                                                                       ------------    ------------
  End of year ......................................................   $114,237,667    $136,219,864
                                                                       ============    ============

(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

                                                                                 SCUDDER
                                                                              INTERNATIONAL                      SCUDDER
                                                                              SELECT EQUITY                   INTERNATIONAL
                                                                                SERIES II                       SERIES I
                                                                                 CLASS A                         CLASS A
                                                                               YEAR ENDED                      YEAR ENDED
                                                                              DECEMBER 31,                    DECEMBER 31,
                                                                       ----------------------------    ----------------------------
                                                                           2005            2004            2005            2004
                                                                       ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................   $    686,451    $   (145,538)   $     71,744    $    (33,743)
    Net realized gain (loss) .......................................      2,443,821       1,364,804       1,351,929         666,976
    Change in unrealized gain (loss) ...............................      2,829,208       5,411,682       3,366,005       3,928,790
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets from operations ..........      5,959,480       6,630,948       4,789,678       4,562,023
                                                                       ------------    ------------    ------------    ------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................         70,594         251,050          48,216         215,752
    Withdrawals ....................................................     (5,700,336)     (4,155,237)     (2,692,869)     (2,219,019)
    Contract benefits ..............................................     (1,570,400)     (1,403,068)       (691,897)       (900,073)
    Contract charges ...............................................       (105,714)        (77,153)        (83,713)        (76,690)
    Transfers between sub-accounts (including Separate Account GPA),
      net ..........................................................      2,501,906       5,585,943         792,662        (364,352)
    Other transfers from (to) the General Account ..................         21,017         102,933         (12,951)          5,070
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets from contract
      transactions .................................................     (4,782,933)        304,468      (2,640,552)     (3,339,312)
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets ..........................      1,176,547       6,935,416       2,149,126       1,222,711

NET ASSETS:
    Beginning of year ..............................................     49,399,240      42,463,824      34,555,295      33,332,584
                                                                       ------------    ------------    ------------    ------------
    End of year ....................................................   $ 50,575,787    $ 49,399,240    $ 36,704,421    $ 34,555,295
                                                                       ============    ============    ============    ============

                                                                                 SCUDDER
                                                                                LARGE CAP
                                                                                  VALUE
                                                                                SERIES II
                                                                                 CLASS A
                                                                               YEAR ENDED
                                                                              DECEMBER 31,
                                                                       ----------------------------
                                                                           2005            2004
                                                                       ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................   $    377,778    $    195,853
    Net realized gain (loss) .......................................      2,009,407       1,480,242
    Change in unrealized gain (loss) ...............................     (2,141,164)      6,022,036
                                                                       ------------    ------------
    Net increase (decrease) in net assets from operations ..........        246,021       7,698,131
                                                                       ------------    ------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................        115,129         214,893
    Withdrawals ....................................................    (10,942,520)    (11,234,306)
    Contract benefits ..............................................     (3,320,347)     (3,646,550)
    Contract charges ...............................................       (134,286)       (147,750)
    Transfers between sub-accounts (including Separate Account GPA),
      net ..........................................................     (1,038,541)       (880,819)
    Other transfers from (to) the General Account ..................       (364,169)       (499,075)
                                                                       ------------    ------------
    Net increase (decrease) in net assets from contract
      transactions .................................................    (15,684,734)    (16,193,607)
                                                                       ------------    ------------
    Net increase (decrease) in net assets ..........................    (15,438,713)     (8,495,476)

NET ASSETS:
    Beginning of year ..............................................     93,673,895     102,169,371
                                                                       ------------    ------------
    End of year ....................................................   $ 78,235,182    $ 93,673,895
                                                                       ============    ============

(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

                                                                                 SCUDDER                         SCUDDER
                                                                                 MID CAP                          MONEY
                                                                                 GROWTH                          MARKET
                                                                                SERIES II                       SERIES II
                                                                               CLASS A (a)                       CLASS A
                                                                               YEAR ENDED                      YEAR ENDED
                                                                              DECEMBER 31,                    DECEMBER 31,
                                                                       ----------------------------    ----------------------------
                                                                           2005            2004            2005            2004
                                                                       ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................   $   (223,304)   $   (239,017)   $  1,114,221    $   (577,490)
    Net realized gain (loss) .......................................       (576,955)     (1,472,483)              -               -
    Change in unrealized gain (loss) ...............................      2,779,354       1,960,161               -               -
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets from operations ..........      1,979,095         248,661       1,114,221        (577,490)
                                                                       ------------    ------------    ------------    ------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................         17,860         126,607       1,150,711       2,366,416
    Withdrawals ....................................................     (1,512,414)     (1,179,883)    (22,657,690)    (28,334,641)
    Contract benefits ..............................................       (530,053)       (901,137)     (4,795,938)     (7,340,736)
    Contract charges ...............................................        (40,348)        (41,204)       (216,912)       (287,708)
    Transfers between sub-accounts (including Separate Account GPA),
      net ..........................................................       (164,484)     (1,084,618)     13,119,324      (2,838,947)
    Other transfers from (to) the General Account ..................        (10,874)         57,180       4,701,198      (1,639,951)
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets from contract
      transactions .................................................     (2,240,313)     (3,023,055)     (8,699,307)    (38,075,567)
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets ..........................       (261,218)     (2,774,394)     (7,585,086)    (38,653,057)

NET ASSETS:
  Beginning of year ................................................     16,001,627      18,776,021      81,823,466     120,476,523
                                                                       ------------    ------------    ------------    ------------
  End of year ......................................................   $ 15,740,409    $ 16,001,627    $ 74,238,380    $ 81,823,466
                                                                       ============    ============    ============    ============

                                                                                  SCUDDER
                                                                             SMALL CAP GROWTH
                                                                                 SERIES II
                                                                                CLASS A (b)
                                                                                YEAR ENDED
                                                                               DECEMBER 31,
                                                                       ----------------------------
                                                                           2005            2004
                                                                       ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................   $   (713,268)   $   (723,395)
    Net realized gain (loss) .......................................      1,203,395         (38,482)
    Change in unrealized gain (loss) ...............................      2,990,639       5,090,368
                                                                       ------------    ------------
    Net increase (decrease) in net assets from operations ..........      3,480,766       4,328,491
                                                                       ------------    ------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................         93,881         240,964
    Withdrawals ....................................................     (5,559,327)     (4,357,654)
    Contract benefits ..............................................     (1,420,959)     (2,067,881)
    Contract charges ...............................................       (112,476)       (105,366)
    Transfers between sub-accounts (including Separate Account GPA),
      net ..........................................................      5,024,961      (3,261,195)
    Other transfers from (to) the General Account ..................       (730,045)       (447,837)
                                                                       ------------    ------------
    Net increase (decrease) in net assets from contract
      transactions .................................................     (2,703,965)     (9,998,969)
                                                                       ------------    ------------
    Net increase (decrease) in net assets ..........................        776,801      (5,670,478)

NET ASSETS:
  Beginning of year ................................................     50,435,358      56,105,836
                                                                       ------------    ------------
  End of year ......................................................   $ 51,212,159    $ 50,435,358
                                                                       ============    ============

(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

                                                                                 SCUDDER                         SCUDDER
                                                                                STRATEGIC                      TECHNOLOGY
                                                                                 INCOME                          GROWTH
                                                                                SERIES II                       SERIES II
                                                                                 CLASS A                         CLASS A
                                                                               YEAR ENDED                      YEAR ENDED
                                                                              DECEMBER 31,                    DECEMBER 31,
                                                                       ----------------------------    ----------------------------
                                                                           2005            2004            2005            2004
                                                                       ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................   $  1,828,023    $   (391,925)   $   (437,910)   $   (806,997)
    Net realized gain (loss) .......................................        403,389       1,755,003      (5,187,053)     (9,960,419)
    Change in unrealized gain (loss) ...............................     (1,995,157)        412,308       6,265,443      10,413,066
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets from operations ..........        236,255       1,775,386         640,480        (354,350)
                                                                       ------------    ------------    ------------    ------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................         35,051          65,561          92,983         262,037
    Withdrawals ....................................................     (2,880,366)     (2,290,395)     (3,880,206)     (3,783,201)
    Contract benefits ..............................................     (1,374,220)       (638,936)     (1,146,517)     (2,153,017)
    Contract charges ...............................................        (79,641)        (77,555)       (135,483)       (163,529)
    Transfers between sub-accounts (including Separate Account GPA),
      net ..........................................................      2,679,718         747,138      (2,537,787)     (4,697,778)
    Other transfers from (to) the General Account ..................        (52,565)        (23,116)        (80,221)       (197,781)
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets from contract
      transactions .................................................     (1,672,023)     (2,217,303)     (7,687,231)    (10,733,269)
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets ..........................     (1,435,768)       (441,917)     (7,046,751)    (11,087,619)

NET ASSETS:
  Beginning of year ................................................     28,675,340      29,117,257      55,034,342      66,121,961
                                                                       ------------    ------------    ------------    ------------
  End of year ......................................................   $ 27,239,572    $ 28,675,340    $ 47,987,591    $ 55,034,342
                                                                       ============    ============    ============    ============

                                                                                 SCUDDER
                                                                                  TOTAL
                                                                                 RETURN
                                                                                SERIES II
                                                                                 CLASS A
                                                                               YEAR ENDED
                                                                              DECEMBER 31,
                                                                       ----------------------------
                                                                           2005            2004
                                                                       ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................   $  1,957,604    $    539,267
    Net realized gain (loss) .......................................     (4,484,909)     (5,489,883)
    Change in unrealized gain (loss) ...............................      7,024,770      14,717,197
                                                                       ------------    ------------
    Net increase (decrease) in net assets from operations ..........      4,497,465       9,766,581
                                                                       ------------    ------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................        246,490         375,898
    Withdrawals ....................................................    (22,931,396)    (20,722,281)
    Contract benefits ..............................................     (7,286,294)     (7,622,152)
    Contract charges ...............................................       (251,695)       (277,172)
    Transfers between sub-accounts (including Separate Account GPA),
      net ..........................................................     (1,971,999)        669,979
    Other transfers from (to) the General Account ..................     (1,649,723)       (589,250)
                                                                       ------------    ------------
    Net increase (decrease) in net assets from contract
      transactions .................................................    (33,844,617)    (28,164,978)
                                                                       ------------    ------------
    Net increase (decrease) in net assets ..........................    (29,347,152)    (18,398,397)

NET ASSETS:
  Beginning of year ................................................    187,984,812     206,383,209
                                                                       ------------    ------------
  End of year ......................................................   $158,637,660    $187,984,812
                                                                       ============    ============

(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

                                                                                 SCUDDER                             SVS
                                                                                   VIT                              DAVIS
                                                                                 EQUITY                         VENTURE VALUE
                                                                                   500                            SERIES II
                                                                                INDEX (b)                          CLASS A
                                                                               YEAR ENDED                        YEAR ENDED
                                                                              DECEMBER 31,                      DECEMBER 31,
                                                                       ----------------------------    ----------------------------
                                                                           2005            2004            2005            2004
                                                                       ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................   $  1,290,254    $   (361,916)   $   (399,509)   $   (579,486)
    Net realized gain (loss) .......................................      1,074,534        (144,692)      1,996,240       1,472,280
    Change in unrealized gain (loss) ...............................        343,700       8,899,513       3,168,480       4,874,957
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets from operations ..........      2,708,488       8,392,905       4,765,211       5,767,751
                                                                       ------------    ------------    ------------    ------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................        251,021       1,217,510         137,507         275,631
    Withdrawals ....................................................     (7,327,316)     (5,732,619)     (4,349,180)     (3,518,003)
    Contract benefits ..............................................     (2,497,325)     (2,874,479)     (1,665,201)     (1,859,143)
    Contract charges ...............................................       (280,299)       (297,288)       (193,014)       (190,182)
    Transfers between sub-accounts (including Separate Account GPA),     (4,827,880)      1,374,105       1,630,032       6,045,343
      net ..........................................................
    Other transfers from (to) the General Account ..................        100,864         (30,667)       (103,846)          7,740
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets from contract
      transactions .................................................    (14,580,935)     (6,343,438)     (4,543,702)        761,386
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets ..........................    (11,872,447)      2,049,467         221,509       6,529,137

NET ASSETS:
  Beginning of year ................................................    102,012,425      99,962,958      61,901,044      55,371,907
                                                                       ------------    ------------    ------------    ------------
  End of year ......................................................   $ 90,139,978    $102,012,425    $ 62,122,553    $ 61,901,044
                                                                       ============    ============    ============    ============

                                                                                    SVS
                                                                                  DREMAN
                                                                            FINANCIAL SERVICES
                                                                                 SERIES II
                                                                                  CLASS A
                                                                                YEAR ENDED
                                                                               DECEMBER 31,
                                                                       ----------------------------
                                                                           2005            2004
                                                                       ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................   $    183,077    $     71,695
    Net realized gain (loss) .......................................      1,648,064       1,477,352
    Change in unrealized gain (loss) ...............................     (2,722,891)      2,375,747
                                                                       ------------    ------------
    Net increase (decrease) in net assets from operations ..........       (891,750)      3,924,794
                                                                       ------------    ------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................         23,179         246,409
    Withdrawals ....................................................     (4,196,690)     (3,247,584)
    Contract benefits ..............................................     (1,879,462)     (1,178,094)
    Contract charges ...............................................        (79,591)        (98,614)
    Transfers between sub-accounts (including Separate Account GPA),     (1,254,325)     (2,464,998)
      net ..........................................................                              .
    Other transfers from (to) the General Account ..................       (122,087)        (52,304)
                                                                       ------------    ------------
    Net increase (decrease) in net assets from contract
      transactions .................................................     (7,508,976)     (6,795,185)
                                                                       ------------    ------------
    Net increase (decrease) in net assets ..........................     (8,400,726)     (2,870,391)

NET ASSETS:
  Beginning of year ................................................     38,901,950      41,772,341
                                                                       ------------    ------------
  End of year ......................................................   $ 30,501,224    $ 38,901,950
                                                                       ============    ============

(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

                                                                                   SVS                             SVS
                                                                                 DREMAN                          DREMAN
                                                                               HIGH RETURN                      SMALL CAP
                                                                                 EQUITY                           VALUE
                                                                                SERIES II                       SERIES II
                                                                                 CLASS A                         CLASS A
                                                                               YEAR ENDED                      YEAR ENDED
                                                                              DECEMBER 31,                    DECEMBER 31,
                                                                       ----------------------------    ----------------------------
                                                                           2005            2004            2005            2004
                                                                       ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................   $    746,932    $    558,667    $   (812,321)   $   (617,612)
    Net realized gain (loss) .......................................      5,695,822       3,333,412      19,475,178       5,555,240
    Change in unrealized gain (loss) ...............................      5,711,353      19,102,298      (8,529,940)     21,387,295
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets from operations ..........     12,154,107      22,994,377      10,132,917      26,324,923
                                                                       ------------    ------------    ------------    ------------
  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................        358,985       1,109,167         200,211         602,792
    Withdrawals ....................................................    (19,627,342)    (16,245,836)    (14,271,418)    (10,284,180)
    Contract benefits ..............................................     (6,514,751)     (5,666,204)     (3,250,948)     (3,840,606)
    Contract charges ...............................................       (513,239)       (502,780)       (316,919)       (319,149)
    Transfers between sub-accounts (including Separate Account GPA),
      net ..........................................................      6,463,199       3,593,720      (6,848,312)      5,259,666
    Other transfers from (to) the General Account ..................       (216,103)     (1,115,074)        (15,800)        194,769
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets from contract
      transactions .................................................    (20,049,251)    (18,827,007)    (24,503,186)     (8,386,708)
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets ..........................     (7,895,144)      4,167,370     (14,370,269)     17,938,215

NET ASSETS:
  Beginning of year ................................................    203,821,217     199,653,847     132,300,460     114,362,245
                                                                       ------------    ------------    ------------    ------------
  End of year ......................................................   $195,926,073    $203,821,217    $117,930,191    $132,300,460
                                                                       ============    ============    ============    ============

                                                                                    SVS
                                                                                   JANUS
                                                                                GROWTH AND
                                                                                  INCOME
                                                                                 SERIES II
                                                                                  CLASS A
                                                                                YEAR ENDED
                                                                               DECEMBER 31,
                                                                       ----------------------------
                                                                           2005            2004
                                                                       ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................   $   (621,551)   $   (759,600)
    Net realized gain (loss) .......................................       (160,158)     (1,394,998)
    Change in unrealized gain (loss) ...............................      6,008,898       7,168,858
                                                                       ------------    ------------
    Net increase (decrease) in net assets from operations ..........      5,227,189       5,014,260
                                                                       ------------    ------------
  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................        122,982         232,011
    Withdrawals ....................................................     (4,866,128)     (3,526,118)
    Contract benefits ..............................................     (1,285,713)     (2,223,634)
    Contract charges ...............................................       (158,290)       (164,110)
    Transfers between sub-accounts (including Separate Account GPA),
      net ..........................................................      2,692,936      (2,431,457)
    Other transfers from (to) the General Account ..................       (111,879)
                                                                                             12,464
                                                                       ------------    ------------
    Net increase (decrease) in net assets from contract transactions     (3,606,092)     (8,100,844)
                                                                       ------------    ------------
    Net increase (decrease) in net assets ..........................      1,621,097      (3,086,584)

NET ASSETS:
  Beginning of year ................................................     54,429,647      57,516,231
                                                                       ------------    ------------
  End of year ......................................................   $ 56,050,744    $ 54,429,647
                                                                       ============    ============

(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

                                                                                   SVS                             SVS
                                                                                  JANUS                            MFS
                                                                                 GROWTH                         STRATEGIC
                                                                              OPPORTUNITIES                       VALUE
                                                                                SERIES II                       SERIES II
                                                                                 CLASS A                         CLASS A
                                                                               YEAR ENDED                      YEAR ENDED
                                                                              DECEMBER 31,                    DECEMBER 31,
                                                                       ----------------------------    ----------------------------
                                                                           2005            2004            2005            2004
                                                                       ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................   $   (394,977)   $   (539,305)   $     (6,289)   $    (58,059)
    Net realized gain (loss) .......................................     (2,305,068)     (3,192,350)      1,013,390         163,038
    Change in unrealized gain (loss) ...............................      4,803,296       7,673,488      (1,177,069)        932,012
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets from operations ..........      2,103,251       3,941,833        (169,968)      1,036,991
                                                                       ------------    ------------    ------------    ------------
  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................         54,697         155,207          12,068          58,334
    Withdrawals ....................................................     (2,485,197)     (2,230,681)       (806,593)       (442,491)
    Contract benefits ..............................................     (1,165,201)     (1,440,449)        (77,002)       (182,539)
    Contract charges ...............................................       (104,784)       (109,970)        (18,637)        (15,344)
    Transfers between sub-accounts (including Separate Account GPA),
      net ..........................................................     (1,667,850)       (822,924)     (1,748,763)      4,101,768
    Other transfers from (to) the General Account ..................        (61,314)         89,305          14,190           4,174
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets from contract
      transactions .................................................     (5,429,649)     (4,359,512)     (2,624,737)      3,523,902
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets ..........................     (3,326,398)       (417,679)     (2,794,705)      4,560,893

NET ASSETS:
  Beginning of year ................................................     39,256,601      39,674,280       8,674,377       4,113,484
                                                                       ------------    ------------    ------------    ------------
  End of year ......................................................   $ 35,930,203    $ 39,256,601    $  5,879,672    $  8,674,377
                                                                       ============    ============    ============    ============

                                                                                   SVS
                                                                              OAK STRATEGIC
                                                                                 EQUITY
                                                                                SERIES II
                                                                                 CLASS A
                                                                               YEAR ENDED
                                                                              DECEMBER 31,
                                                                       ----------------------------
                                                                           2005            2004
                                                                       ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................   $   (159,403)   $   (202,756)
    Net realized gain (loss) .......................................         87,541         139,694
    Change in unrealized gain (loss) ...............................       (714,719)       (168,274)
                                                                       ------------    ------------
    Net increase (decrease) in net assets from operations ..........       (786,581)       (231,336)
                                                                       ------------    ------------
  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................         15,331          84,351
    Withdrawals ....................................................       (836,854)       (685,267)
    Contract benefits ..............................................       (215,704)       (445,265)
    Contract charges ...............................................        (37,395)        (47,888)
    Transfers between sub-accounts (including Separate Account GPA),
      net ..........................................................     (1,413,421)        878,057
    Other transfers from (to) the General Account ..................       (115,340)       (104,588)
                                                                       ------------    ------------
    Net increase (decrease) in net assets from contract
      transactions .................................................     (2,603,383)       (320,600)
                                                                       ------------    ------------
    Net increase (decrease) in net assets ..........................     (3,389,964)       (551,936)

NET ASSETS:
  Beginning of year ................................................     13,895,488      14,447,424
                                                                       ------------    ------------
  End of year ......................................................   $ 10,505,524    $ 13,895,488
                                                                       ============    ============

(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

                                                                                   SVS                             SVS
                                                                                 SALOMON                         TURNER
                                                                               AGGRESSIVE                        MID CAP
                                                                                 GROWTH                          GROWTH
                                                                                SERIES II                       SERIES II
                                                                               CLASS A (a)                       CLASS A
                                                                               YEAR ENDED                      YEAR ENDED
                                                                              DECEMBER 31,                    DECEMBER 31,
                                                                       ----------------------------    ----------------------------
                                                                           2005            2004            2005            2004
                                                                       ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................   $    (92,479)   $    (94,674)   $   (293,804)   $   (315,687)
    Net realized gain (loss) .......................................        323,282         218,689         905,528         702,029
    Change in unrealized gain (loss) ...............................        502,408         476,741       1,365,263       1,395,903
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets from operations ..........        733,211         600,756       1,976,987       1,782,245
                                                                       ------------    ------------    ------------    ------------
  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................         37,174          40,987          23,574         147,142
    Withdrawals ....................................................       (578,187)       (393,914)     (1,850,825)     (1,202,210)
    Contract benefits ..............................................        (67,479)       (184,681)       (447,701)       (655,980)
    Contract charges ...............................................        (20,262)        (21,313)        (69,015)        (76,018)
    Transfers between sub-accounts (including Separate Account GPA),
      net ..........................................................       (146,235)          8,966       2,272,142      (2,009,412)
    Other transfers from (to) the General Account ..................        (44,866)        (41,995)       (122,205)       (101,749)
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets from contract
      transactions .................................................       (819,855)       (591,950)       (194,030)     (3,898,227)
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets ..........................        (86,644)          8,806       1,782,957      (2,115,982)

NET ASSETS:
  Beginning of year ................................................      6,879,683       6,870,877      21,549,091      23,665,073
                                                                       ------------    ------------    ------------    ------------
  End of year ......................................................   $  6,793,039    $  6,879,683    $ 23,332,048    $ 21,549,091
                                                                       ============    ============    ============    ============

(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

     Separate Account KG (the "Separate Account"), which funds the Scudder Gateway Advisor, Scudder Gateway Elite, Scudder Gateway Plus and Scudder Gateway Incentive variable annuity contracts, is a separate investment account of Allmerica Financial Life Insurance and Annuity Company ("AFLIAC"), established on November 13, 1996 for the purpose of separating from the general assets of AFLIAC those assets used to fund the variable portion of certain variable annuity contracts (the "Contracts") issued by AFLIAC.

     Prior to December 30, 2005 ("the Closing Date") AFLIAC was a wholly owned subsidiary of The Hanover Insurance Group, Inc. ("THG"). Prior to December 1, 2005 THG was named Allmerica Financial Corporation. On the Closing Date THG sold AFLIAC and its closed block of variable annuity and variable life business ("the Transaction") to The Goldman Sachs Group, Inc. ("Goldman Sachs").

     Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of AFLIAC. The Separate Account cannot be charged with liabilities arising out of any other business of AFLIAC. AFLIAC's General Account is subject to the claims of creditors.

     The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Thirty-eight Sub-Accounts are currently offered by the Separate Account, all of which had activity during the year. Each Sub-Account invests exclusively in one of the funds ("Underlying Funds") that are part of the following fund groups:

FUND GROUPS

AIM Variable Insurance Funds (Series I Shares) ("AIM V.I. Series I")
The Alger American Fund
Credit Suisse Trust
Dreyfus Investment Portfolios ("Dreyfus IP")
The Dreyfus Socially Responsible Growth Fund, Inc.
Janus Aspen Series
Scudder Variable Series I (Class A) ("Scudder Series I Class A")
Scudder Variable Series II (Class A) ("Scudder Series II Class A" or "SVS Series II Class A")

     The fund groups listed above are open-end, diversified management investment companies registered under the 1940 Act.

     The  following Underlying Funds were renamed as indicated:

DATE                OLD NAME                                          NEW NAME
-----------------   -----------------------------------------------   -------------------------------------------
February 15, 2005   Credit Suisse Trust Global Post-Venture Capital   Credit Suisse Trust-Global Small Cap
May 1, 2005         Janus Aspen Growth                                Janus Aspen Large Cap Growth Service Shares
August 1, 2005      SVS INVESCO Dynamic Growth Series II              SVS Salomon Aggressive Growth Series II
                    Class A                                           Class A
October 28, 2005    Scudder Aggressive Growth Series II Class A       Scudder Mid Cap Growth Series II Class A

     Pursuant to separate Agreements and Plans of Reorganization approved by each participating Portfolio's Board and by shareholders of the applicable Closed Funds, the following Underlying Funds were merged after the close of business on the dates shown. The mergers were structured as a transfer of all assets of the Closed Funds to the Surviving Funds in exchange for assumption of all liabilities of the Closed Funds by the Surviving Funds and for the issuance and delivery to the Closed Funds Merger Shares equal in aggregate value to the net value of the assets transferred to the Surviving Funds.

SEPARATE ACCOUNT KG

NOTE 1 - ORGANIZATION (Continued)

DATE                CLOSED FUND                                       SURVIVING FUND
-----------------   -----------------------------------------------   -------------------------------------------
April 29, 2005      Scudder Growth Series II Class A                  Scudder Capital Growth Series I Class A
April 29, 2005      SVS Eagle Focused Large Cap Growth Series II      Scudder Capital Growth Series I Class A
                    Class A
April 29, 2005      SVS Focus Value and Growth Series II Class A      Scudder Growth and Income Series I
                                                                      Class A
April 29, 2005      Scudder 21st Century Growth Series I Class A      Scudder Small Cap Growth Series II
                                                                      Class A
September 15, 2005  SVS Index 500 Series II Class A                   Scudder VIT Equity 500 Index

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

     The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

     INVESTMENTS - Security transactions are recorded as of the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the Underlying Funds. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at net asset value. Investment income receivable represents dividends receivable by, but not yet reinvested in, the Underlying Funds. Investment income receivable represents dividends receivable by, but not yet reinvested in, the Underlying Funds.

     RECEIVABLE FROM AND PAYABLE TO ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY (SPONSOR) - These represent adjustments for contract guarantees, which are primarily attributable to annuitized contracts.

     STATEMENTS OF CHANGES IN NET ASSETS - Contract Owners may allocate their Contract Values to variable investment options in the Separate Account, the Fixed Account and the Guaranteed Period Account. The Fixed Account is a part of AFLIAC's General Account that guarantees principal and a fixed minimum interest rate. The Guaranteed Period Account is included in Separate Account GPA, a non-registered separate account offered by AFLIAC, which offers fixed rates of interest for specified periods. Net Purchase Payments represent payments under the Contracts (excluding amounts allocated to the Fixed and Guaranteed Period Accounts) reduced by applicable deductions, charges, and state premium taxes. Contract Charges are deductions from Contract Values for optional rider benefits and annual contract fees. Contract benefits are payments made to Contract Owners and beneficiaries under the terms of the Contracts. Transfers between Sub-Accounts (including Separate Account GPA), net, are amounts that Contract Owners have directed to be moved among variable Sub-Accounts and the Guaranteed Period Account. Other transfers from (to) the General Account include certain transfers from and to contracts in the annuitization phase, reserve adjustments, and withdrawal charges.

     FINANCIAL HIGHLIGHTS - Statement of Position (SOP) 03-5 "FINANCIAL HIGHLIGHTS OF SEPARATE ACCOUNTS: An Amendment to the Audit and Accounting Guide AUDITS OF INVESTMENT COMPANIES" was effective for fiscal years ending after December 15, 2003. This resulted in additional disclosures as detailed in Note 6, Financial Highlights.

     FEDERAL INCOME TAXES - The operations of the Separate Account are included in the federal income tax return of AFLIAC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"). AFLIAC will file a consolidated return with THG and THG affiliates for the period January 1, 2005 through December 30, 2005. Any tax liability related to activity for that period will be a liability of THG. Under the current provisions of the IRC, AFLIAC does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no Federal income tax provision is required. AFLIAC will review periodically the status of this policy during the year in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

SEPARATE ACCOUNT KG

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the IRC. AFLIAC believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

NOTE 3 - EXPENSES AND RELATED PARTY TRANSACTIONS

     AFLIAC makes a daily charge against the net assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. If the charge for mortality and expense risks isn't sufficient to cover actual mortality experience and expenses, AFLIAC will absorb the losses. If costs are less than the amounts charged, the difference will be a profit to AFLIAC. AFLIAC also makes a daily administrative charge against the net assets of each Sub-Account. Both of these charges are imposed during the accumulation and annuity payout phases.

     A Contract fee may be deducted from the contract value annually during the accumulation phase and upon full surrender of the Contract, if the accumulated value is below certain levels. This fee is currently waived for certain types of contracts, and, where permitted by law, for contracts whose owner or annuitant has certain affiliations with AFLIAC, or has certain family members with such an affiliation. When contract value has been allocated to more than one investment option, contract fees and rider charges are deducted from each on a pro-rata basis.

     Subject to state availability, AFLIAC offers a number of optional riders. A separate monthly charge is made for each rider.

     The annual rates of Mortality and Expense Risk Fees, Administrative Fees, Optional Rider Fees, and the maximum dollar amount of the Contract Fee for the year ended, are displayed in the table below.

                                                                                                        SCUDDER GATEWAY
                                              SCUDDER                                       SCUDDER      INCENTIVE WITH
                                              GATEWAY         SCUDDER         SCUDDER       GATEWAY      ENHANCED DEATH
Variable Account Deductions:                  ADVISOR      GATEWAY ELITE    GATEWAY PLUS   INCENTIVE     BENEFIT RIDER
----------------------------------------     ----------    -------------    ------------   ---------    ---------------
Mortality and Expense Risk (Annual Rate)        1.25%          1.25%            1.25%        1.30%            1.30%
Administrative Expense (Annual Rate)            0.15%          0.15%            0.15%        0.15%            0.15%
Optional Rider                                   N/A            N/A              N/A          N/A             0.25%

Contract Deductions:
Optional Rider Fees (Annual Rate)            0.15%-0.30%    0.15%-0.25%      0.15%-0.50%     0.30%            0.30%
Annual Contract Fee (Maximum)                    $35            $35              $35          $35              $35

     A surrender charge may be deducted from the accumulated value of the Contract in the case of surrender or partial redemption of the Contract, or at the time annuity payments begin. The amount charged is determined by the product, the length of time the Contract has been in force, the category of accumulated value surrendered or redeemed, the time elapsed since the amount surrendered or redeemed was credited to the Contract, and whether the Contract Owner or annuitant are included in certain classes exempt from these charges. The maximum charge will not exceed 8.5% of the amount surrendered or redeemed.

     Some states and municipalities impose premium taxes, which currently range up to 3.5% on variable annuity contracts.

     The disclosures above include charges currently assessed to the Contract Owner. There are certain other charges that may be assessed in future periods, at the discretion of AFLIAC, in accordance with Contract terms. Detailed descriptions of all fees and charges are available in the product prospectuses.

SEPARATE ACCOUNT KG

NOTE 3 - EXPENSES AND RELATED PARTY TRANSACTIONS (Continued)

     VeraVest Investments, Inc., a wholly owned subsidiary of THG, is principal underwriter of the Contracts funded by the Separate Account. Based on a registered representative's vesting schedule, AFLIAC may pay commissions for certain types of transactions.

NOTE 4 - CONTRACT OWNER AND SPONSOR TRANSACTIONS (Continued)

     Transactions from Contract Owners and Sponsor were as follows:

                                                                 SCUDDER GATEWAY ADVISOR, SCUDDER GATEWAY ELITE AND
                                                                               SCUDDER GATEWAY PLUS
                                                                              YEAR ENDED DECEMBER 31,
                                                                      2005                              2004
                                                         -------------------------------   -------------------------------
                                                              UNITS           AMOUNT            UNITS           AMOUNT
                                                         --------------   --------------   --------------   --------------
AIM V.I. Utilities Series I
  Issuance of Units ..................................        8,830,561   $    7,262,153        6,604,205   $    4,289,564
  Redemption of Units ................................       (5,722,408)      (4,786,480)      (4,903,720)      (3,344,937)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................        3,108,153   $    2,475,673        1,700,485   $      944,627
                                                         ==============   ==============   ==============   ==============
Alger American Balanced
  Issuance of Units ..................................        4,359,112   $    4,510,706        7,179,146   $    7,132,067
  Redemption of Units ................................      (14,035,299)     (14,494,941)     (16,556,658)     (16,356,402)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................       (9,676,187)  $   (9,984,235)      (9,377,512)  $   (9,224,335)
                                                         ==============   ==============   ==============   ==============
Alger American Leveraged AllCap
  Issuance of Units ..................................        2,711,677   $    1,889,053        5,925,878   $    3,757,846
  Redemption of Units ................................       (7,931,489)      (5,473,689)     (10,125,826)      (6,380,250)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................       (5,219,812)  $   (3,584,636)      (4,199,948)  $   (2,622,404)
                                                         ==============   ==============   ==============   ==============
Credit Suisse Trust Emerging Markets
  Issuance of Units ..................................        6,760,194   $    7,412,371       10,855,887   $    9,835,734
  Redemption of Units ................................       (5,755,707)      (6,194,994)      (7,464,255)      (6,411,108)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................        1,004,487   $    1,217,377        3,391,632   $    3,424,626
                                                         ==============   ==============   ==============   ==============
Credit Suisse Trust-Global Small Cap (a)
  Issuance of Units ..................................        6,241,194   $    3,926,536        7,576,317   $    4,211,864
  Redemption of Units ................................       (3,955,967)      (2,443,094)      (2,977,571)      (1,533,732)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................        2,285,227   $    1,483,442        4,598,746   $    2,678,132
                                                         ==============   ==============   ==============   ==============
Dreyfus IP MidCap Stock
  Issuance of Units ..................................        5,828,812   $    8,073,739        7,588,933   $    9,451,455
  Redemption of Units ................................      (11,039,808)     (15,488,518)     (14,795,913)     (18,673,403)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................       (5,210,996)  $   (7,414,779)      (7,206,980)  $   (9,221,948)
                                                         ==============   ==============   ==============   ==============
Dreyfus Socially Responsible Growth Fund, Inc
  Issuance of Units ..................................        1,438,946   $    1,010,050        1,159,806   $      788,255
  Redemption of Units ................................       (2,385,482)      (1,685,061)      (2,939,463)      (2,038,574)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................         (946,536)  $     (675,011)      (1,779,657)  $   (1,250,319)
                                                         ==============   ==============   ==============   ==============

SEPARATE ACCOUNT KG

NOTE 4 - CONTRACT OWNER AND SPONSOR TRANSACTIONS (Continued)

                                                                 SCUDDER GATEWAY ADVISOR, SCUDDER GATEWAY ELITE AND
                                                                         SCUDDER GATEWAY PLUS (CONTINUED)
                                                                              YEAR ENDED DECEMBER 31,
                                                                      2005                              2004
                                                         -------------------------------   -------------------------------
                                                              UNITS           AMOUNT            UNITS           AMOUNT
                                                         --------------   --------------   --------------   --------------
Janus Aspen Growth and Income
  Issuance of Units ..................................            9,336   $       10,650              (52)  $        1,450
  Redemption of Units ................................         (112,084)        (130,614)         (68,125)         (71,427)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................         (102,748)  $     (119,964)         (68,177)  $      (69,977)
                                                         ==============   ==============   ==============   ==============
Janus Aspen Large Cap Growth Service Shares (a)
  Issuance of Units ..................................           10,057   $        7,948           16,781   $       13,286
  Redemption of Units ................................         (110,056)         (84,017)         (80,786)         (60,728)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................          (99,999)  $      (76,069)         (64,005)  $      (47,442)
                                                         ==============   ==============   ==============   ==============
Scudder Blue Chip Series II Class A
  Issuance of Units ..................................        4,331,272   $    5,499,022        8,122,098   $   10,182,363
  Redemption of Units ................................      (18,137,021)     (23,369,190)     (14,303,956)     (17,440,385)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................      (13,805,749)  $  (17,870,168)      (6,181,858)  $   (7,258,022)
                                                         ==============   ==============   ==============   ==============
Scudder Capital Growth Series I Class A (b)
  Issuance of Units ..................................       80,643,459   $   72,447,066        3,665,233   $    3,064,484
  Redemption of Units ................................      (19,326,452)     (18,064,786)      (7,893,728)      (6,788,984)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................       61,317,007   $   54,382,280       (4,228,495)  $   (3,724,500)
                                                         ==============   ==============   ==============   ==============
Scudder Fixed Income Series II Class A
  Issuance of Units ..................................        4,628,697   $    6,693,485        8,577,400   $   11,943,578
  Redemption of Units ................................      (12,411,037)     (17,843,524)     (18,173,037)     (25,269,833)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................       (7,782,340)  $  (11,150,039)      (9,595,637)  $  (13,326,255)
                                                         ==============   ==============   ==============   ==============
Scudder Global Blue Chip Series II Class A
  Issuance of Units ..................................        3,837,667   $    4,892,633        5,667,793   $    6,179,186
  Redemption of Units ................................       (4,584,262)      (5,692,402)      (5,125,446)      (5,336,774)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................         (746,595)  $     (799,769)         542,347   $      842,412
                                                         ==============   ==============   ==============   ==============
Scudder Global Discovery Series I Class A
  Issuance of Units ..................................        4,676,031   $    7,417,570        6,506,395   $    8,956,310
  Redemption of Units ................................       (6,639,811)     (10,683,814)      (6,021,193)      (7,956,012)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................       (1,963,780)  $   (3,266,244)         485,202   $    1,000,298
                                                         ==============   ==============   ==============   ==============
Scudder Government & Agency Securities Series II Class A
  Issuance of Units ..................................        8,161,342   $   11,553,987        9,363,299   $   13,248,008
  Redemption of Units ................................      (21,897,744)     (31,234,763)     (39,232,444)     (55,112,128)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................      (13,736,402)  $  (19,680,776)     (29,869,145)  $  (41,864,120)
                                                         ==============   ==============   ==============   ==============

SEPARATE ACCOUNT KG

NOTE 4 - CONTRACT OWNER AND SPONSOR TRANSACTIONS (Continued)

                                                                 SCUDDER GATEWAY ADVISOR, SCUDDER GATEWAY ELITE AND
                                                                         SCUDDER GATEWAY PLUS (CONTINUED)
                                                                              YEAR ENDED DECEMBER 31,
                                                                      2005                              2004
                                                         -------------------------------   -------------------------------
                                                              UNITS           AMOUNT            UNITS           AMOUNT
                                                         --------------   --------------   --------------   --------------
Scudder Growth and Income Series I Class A (b)
  Issuance of Units ..................................       62,165,169   $   49,618,796        4,428,495   $    3,510,726
  Redemption of Units ................................      (17,076,064)     (13,979,393)      (9,321,618)      (7,366,647)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................       45,089,105   $   35,639,403       (4,893,123)  $   (3,855,921)
                                                         ==============   ==============   ==============   ==============
Scudder Health Sciences Series I Class A
  Issuance of Units ..................................        2,507,896   $    2,928,176        6,909,068   $    7,541,011
  Redemption of Units ................................       (5,347,269)      (6,171,571)      (9,402,760)     (10,123,677)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................       (2,839,373)  $   (3,243,395)      (2,493,692)  $   (2,582,666)
                                                         ==============   ==============   ==============   ==============
Scudder High Income Series II Class A
  Issuance of Units ..................................       19,633,103   $   27,001,378       19,419,102   $   24,972,396
  Redemption of Units ................................      (37,442,682)     (51,820,002)     (41,983,679)     (52,971,709)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................      (17,809,579)  $  (24,818,624)     (22,564,577)  $  (27,999,313)
                                                         ==============   ==============   ==============   ==============
Scudder International Select Equity Series II Class A
  Issuance of Units ..................................        5,499,887   $    7,072,258        9,425,293   $   10,799,066
  Redemption of Units ................................       (9,133,241)     (11,887,123)      (9,567,168)     (10,559,350)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................       (3,633,354)  $   (4,814,865)        (141,875)  $      239,716
                                                         ==============   ==============   ==============   ==============
Scudder International Series I Class A
  Issuance of Units ..................................        4,174,500   $    3,975,487        3,114,930   $    2,538,097
  Redemption of Units ................................       (6,880,704)      (6,600,801)      (7,031,728)      (5,756,740)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................       (2,706,204)  $   (2,625,314)      (3,916,798)  $   (3,218,643)
                                                         ==============   ==============   ==============   ==============
Scudder Large Cap Value Series II Class A
  Issuance of Units ..................................        2,737,921   $    4,904,350        6,056,154   $   10,320,433
  Redemption of Units ................................      (11,062,252)     (20,527,723)     (14,953,176)     (26,204,373)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................       (8,324,331)  $  (15,623,373)      (8,897,022)  $  (15,883,940)
                                                         ==============   ==============   ==============   ==============
Scudder Mid Cap Growth Series II Class A (a)
  Issuance of Units ..................................        1,620,461   $    1,586,301        1,790,134   $    1,514,709
  Redemption of Units ................................       (3,892,485)      (3,809,816)      (5,276,076)      (4,538,223)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................       (2,272,024)  $   (2,223,515)      (3,485,942)  $   (3,023,514)
                                                         ==============   ==============   ==============   ==============
Scudder Money Market Series II Class A
  Issuance of Units ..................................       68,506,521   $   80,789,551       72,673,985   $   86,041,217
  Redemption of Units ................................      (75,484,041)     (89,138,606)    (104,094,801)    (123,143,030)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................       (6,977,520)  $   (8,349,055)     (31,420,816)  $  (37,101,813)
                                                         ==============   ==============   ==============   ==============

SEPARATE ACCOUNT KG

NOTE 4 - CONTRACT OWNER AND SPONSOR TRANSACTIONS (Continued)

                                                                 SCUDDER GATEWAY ADVISOR, SCUDDER GATEWAY ELITE AND
                                                                         SCUDDER GATEWAY PLUS (CONTINUED)
                                                                              YEAR ENDED DECEMBER 31,
                                                                      2005                              2004
                                                         -------------------------------   -------------------------------
                                                              UNITS           AMOUNT            UNITS           AMOUNT
                                                         --------------   --------------   --------------   --------------
Scudder Small Cap Growth Series II Class A (b)
  Issuance of Units ..................................       12,751,220   $   14,152,246       13,384,986   $   14,647,636
  Redemption of Units ................................      (14,514,273)     (16,996,400)     (22,634,417)     (24,575,144)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................       (1,763,053)  $   (2,844,154)      (9,249,431)  $   (9,927,508)
                                                         ==============   ==============   ==============   ==============
Scudder Strategic Income Series II Class A
  Issuance of Units ..................................        4,412,051   $    6,004,437        5,668,596   $    7,267,410
  Redemption of Units ................................       (5,762,886)      (7,821,623)      (7,432,508)      (9,386,840)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................       (1,350,835)  $   (1,817,186)      (1,763,912)  $   (2,119,430)
                                                         ==============   ==============   ==============   ==============
Scudder Technology Growth Series II Class A
  Issuance of Units ..................................        4,877,342   $    3,946,202       11,752,579   $    9,487,580
  Redemption of Units ................................      (14,350,389)     (11,461,219)     (25,174,660)     (20,058,657)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................       (9,473,047)  $   (7,515,017)     (13,422,081)  $  (10,571,077)
                                                         ==============   ==============   ==============   ==============
Scudder Total Return Series II Class A
  Issuance of Units ..................................        4,252,242   $    5,621,776        7,480,651   $    9,661,574
  Redemption of Units ................................      (28,927,552)     (39,351,831)     (28,915,652)     (37,704,088)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................      (24,675,310)  $  (33,730,055)     (21,435,001)  $  (28,042,514)
                                                         ==============   ==============   ==============   ==============
Scudder VIT Equity 500 Index (b)
  Issuance of Units ..................................       11,703,488   $   10,166,645       20,644,009   $   16,868,549
  Redemption of Units ................................      (28,178,086)     (24,654,883)     (28,345,022)     (23,238,306)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................      (16,474,598)  $  (14,488,238)      (7,701,013)  $   (6,369,757)
                                                         ==============   ==============   ==============   ==============
SVS Davis Venture Value Series II Class A
  Issuance of Units ..................................        7,455,128   $    8,343,128       14,324,891   $   14,687,465
  Redemption of Units ................................      (11,354,815)     (12,758,451)     (13,280,714)     (13,646,428)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................       (3,899,687)  $   (4,415,323)       1,044,177   $    1,041,037
                                                         ==============   ==============   ==============   ==============
SVS Dreman Financial Services Series II Class A
  Issuance of Units ..................................        1,542,422   $    1,944,508        1,850,803   $    2,293,621
  Redemption of Units ................................       (7,463,007)      (9,451,460)      (6,907,219)      (8,672,639)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................       (5,920,585)  $   (7,506,952)      (5,056,416)  $   (6,379,018)
                                                         ==============   ==============   ==============   ==============
SVS Dreman High Return Equity Series II Class A
  Issuance of Units ..................................       14,897,433   $   20,569,833       18,383,312   $   22,554,141
  Redemption of Units ................................      (29,170,319)     (40,372,811)     (33,255,954)     (40,997,435)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................      (14,272,886)  $  (19,802,978)     (14,872,642)  $  (18,443,294)
                                                         ==============   ==============   ==============   ==============

SEPARATE ACCOUNT KG

NOTE 4 - CONTRACT OWNER AND SPONSOR TRANSACTIONS (Continued)

                                                                 SCUDDER GATEWAY ADVISOR, SCUDDER GATEWAY ELITE AND
                                                                         SCUDDER GATEWAY PLUS (CONTINUED)
                                                                              YEAR ENDED DECEMBER 31,
                                                                      2005                              2004
                                                         -------------------------------   -------------------------------
                                                              UNITS           AMOUNT            UNITS           AMOUNT
                                                         --------------   --------------   --------------   --------------
SVS Dreman Small Cap Value Series II Class A
  Issuance of Units ..................................        6,617,790   $   13,209,114       13,260,498   $   22,808,888
  Redemption of Units ................................      (18,672,827)     (37,665,559)     (18,195,323)     (31,129,188)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................      (12,055,037)  $  (24,456,445)      (4,934,825)  $   (8,320,300)
                                                         ==============   ==============   ==============   ==============
SVS Janus Growth and Income Series II Class A
  Issuance of Units ..................................        6,020,307   $    5,930,722        3,795,738   $    3,258,299
  Redemption of Units ................................       (9,936,211)      (9,505,083)     (12,454,907)     (10,785,526)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................       (3,915,904)  $   (3,574,361)      (8,659,169)  $   (7,527,227)
                                                         ==============   ==============   ==============   ==============
SVS Janus Growth Opportunities Series II Class A
  Issuance of Units ..................................        1,377,643   $      992,641        3,283,680   $    2,151,080
  Redemption of Units ................................       (8,852,641)      (6,425,115)      (9,936,730)      (6,544,255)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................       (7,474,998)  $   (5,432,474)      (6,653,050)  $   (4,393,175)
                                                         ==============   ==============   ==============   ==============
SVS MFS Strategic Value Series II Class A
  Issuance of Units ..................................        1,048,720   $    1,193,988        4,985,777   $    5,262,207
  Redemption of Units ................................       (3,344,945)      (3,800,251)      (1,679,035)      (1,769,177)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................       (2,296,225)  $   (2,606,263)       3,306,742   $    3,493,030
                                                         ==============   ==============   ==============   ==============
SVS Oak Strategic Equity Series II Class A
  Issuance of Units ..................................        1,285,143   $      778,115        7,531,600   $    4,914,288
  Redemption of Units ................................       (5,472,955)      (3,352,349)      (8,387,032)      (5,260,442)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................       (4,187,812)  $   (2,574,234)        (855,432)  $     (346,154)
                                                         ==============   ==============   ==============   ==============
SVS Salomon Aggressive Growth Series II Class A (a)
  Issuance of Units ..................................          918,487   $      828,972        2,086,815   $    1,709,851
  Redemption of Units ................................       (1,799,642)      (1,608,018)      (2,890,016)      (2,296,701)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................         (881,155)  $     (779,046)        (803,201)  $     (586,850)
                                                         ==============   ==============   ==============   ==============
SVS Turner Mid Cap Growth Series II Class A
  Issuance of Units ..................................        4,987,937   $    4,922,320        4,407,152   $    3,738,379
  Redemption of Units ................................       (5,360,196)      (5,088,813)      (8,876,434)      (7,483,569)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................         (372,259)  $     (166,493)      (4,469,282)  $   (3,745,190)
                                                         ==============   ==============   ==============   ==============

(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

SEPARATE ACCOUNT KG

NOTE 4 - CONTRACT OWNER AND SPONSOR TRANSACTIONS (Continued)

                                                                            SCUDDER GATEWAY INCENTIVE
                                                                              YEAR ENDED DECEMBER 31,
                                                                      2005                              2004
                                                         -------------------------------   -------------------------------
                                                              UNITS           AMOUNT            UNITS           AMOUNT
                                                         --------------   --------------   --------------   --------------
AIM V.I. Utilities Series I
  Issuance of Units ..................................           27,671   $       23,453            2,371   $        1,534
  Redemption of Units ................................          (24,975)         (20,404)          (8,265)          (5,808)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................            2,696   $        3,049           (5,894)  $       (4,274)
                                                         ==============   ==============   ==============   ==============
Alger American Balanced
  Issuance of Units ..................................           18,350   $       19,194            3,720   $        3,624
  Redemption of Units ................................          (73,698)         (73,127)         (25,618)         (25,394)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................          (55,348)  $      (53,933)         (21,898)  $      (21,770)
                                                         ==============   ==============   ==============   ==============
Alger American Leveraged AllCap
  Issuance of Units ..................................           19,323   $       17,016              921   $          721
  Redemption of Units ................................          (32,675)         (26,345)         (18,689)        (15,054)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................          (13,352)  $       (9,329)         (17,768)  $      (14,333)
                                                         ==============   ==============   ==============   ==============
Credit Suisse Trust Emerging Markets
  Issuance of Units ..................................           32,539   $       41,359              717   $          728
  Redemption of Units ................................           (2,428)          (3,544)          (6,429)          (6,572)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................           30,111   $       37,815           (5,712)  $       (5,844)
                                                         ==============   ==============   ==============   ==============
Credit Suisse Trust-Global Small Cap (a)
  Issuance of Units ..................................               13   $           11            2,745   $        2,178
  Redemption of Units ................................              (30)             (26)          (2,940)          (2,115)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................              (17)  $          (15)            (195)  $           63
                                                         ==============   ==============   ==============   ==============
Dreyfus IP MidCap Stock
  Issuance of Units ..................................           64,021   $       82,677           15,711   $       18,054
  Redemption of Units ................................          (49,143)         (64,299)         (56,618)         (68,240)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................           14,878   $       18,378          (40,907)  $      (50,186)
                                                         ==============   ==============   ==============   ==============
Dreyfus Socially Responsible Growth Fund, Inc
  Issuance of Units ..................................            1,241   $          925              518   $          372
  Redemption of Units ................................           (5,954)          (4,391)         (39,241)         (28,068)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................           (4,713)  $       (3,466)         (38,723)  $      (27,696)
                                                         ==============   ==============   ==============   ==============
Scudder Blue Chip Series II Class A
  Issuance of Units ..................................           15,937   $       16,080            6,913   $        6,102
  Redemption of Units ................................          (36,804)         (35,758)         (13,798)         (12,274)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................          (20,867)  $      (19,678)          (6,885)  $       (6,172)
                                                         ==============   ==============   ==============   ==============

SEPARATE ACCOUNT KG

NOTE 4 - CONTRACT OWNER AND SPONSOR TRANSACTIONS (Continued)

                                                                       SCUDDER GATEWAY INCENTIVE (CONTINUED)
                                                                              YEAR ENDED DECEMBER 31,
                                                                      2005                              2004
                                                         -------------------------------   -------------------------------
                                                              UNITS           AMOUNT            UNITS           AMOUNT
                                                         --------------   --------------   --------------   --------------
Scudder Capital Growth Series I Class A (b)
 Issuance of Units ...................................          305,295   $      242,730           24,599   $       18,515
 Redemption of Units .................................          (97,510)         (82,412)          (5,727)          (4,458)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................          207,785   $      160,318           18,872   $       14,057
                                                         ==============   ==============   ==============   ==============
Scudder Fixed Income Series II Class A
  Issuance of Units ..................................           12,835   $       15,096           24,330   $       27,842
  Redemption of Units ................................          (75,445)         (88,874)         (48,423)         (56,102)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................          (62,610)  $      (73,778)         (24,093)  $      (28,260)
                                                         ==============   ==============   ==============   ==============
Scudder Global Blue Chip Series II Class A
  Issuance of Units ..................................           12,078   $       14,337              917   $          852
  Redemption of Units ................................          (41,394)         (47,468)         (40,573)         (37,427)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................          (29,316)  $      (33,131)         (39,656)  $      (36,575)
                                                         ==============   ==============   ==============   ==============
Scudder Global Discovery Series I Class A
  Issuance of Units ..................................           40,070   $       46,228            4,435   $        4,213
  Redemption of Units ................................          (19,574)         (23,662)         (11,692)         (11,375)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................           20,496   $       22,566           (7,257)  $       (7,162)
                                                         ==============   ==============   ==============   ==============
Scudder Government & Agency Securities Series II Class A
  Issuance of Units ..................................           40,329   $       46,152          106,361   $      120,500
  Redemption of Units ................................          (62,527)         (72,068)        (267,425)        (299,239)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................          (22,198)  $      (25,916)        (161,064)  $     (178,739)
                                                         ==============   ==============   ==============   ==============
Scudder Growth and Income Series I Class A (b)
  Issuance of Units ..................................          215,548   $      196,393           17,739   $       17,023
  Redemption of Units ................................         (104,005)        (101,429)         (10,419)          (9,703)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................          111,543   $       94,964            7,320   $        7,320
                                                         ==============   ==============   ==============   ==============
Scudder Health Sciences Series I Class A
  Issuance of Units ..................................            5,107   $        5,847            6,950   $        7,677
  Redemption of Units ................................          (36,304)         (42,844)         (49,670)         (53,904)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................          (31,197)  $      (36,997)         (42,720)  $      (46,227)
                                                         ==============   ==============   ==============   ==============
Scudder High Income Series II Class A
  Issuance of Units ..................................           40,831   $       51,772           12,466   $       14,800
  Redemption of Units ................................          (36,248)         (46,118)        (120,635)        (142,446)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................            4,583   $        5,654         (108,169)  $     (127,646)
                                                         ==============   ==============   ==============   ==============

SEPARATE ACCOUNT KG

NOTE 4 - CONTRACT OWNER AND SPONSOR TRANSACTIONS (Continued)

                                                                       SCUDDER GATEWAY INCENTIVE (CONTINUED)
                                                                              YEAR ENDED DECEMBER 31,
                                                                      2005                              2004
                                                         -------------------------------   -------------------------------
                                                              UNITS           AMOUNT            UNITS           AMOUNT
                                                         --------------   --------------   --------------   --------------
Scudder International Select Equity Series II Class A
  Issuance of Units ..................................           19,691   $       21,940           71,838   $       64,907
  Redemption of Units ................................           (3,606)          (3,910)         (10,660)          (9,695)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................           16,085   $       18,030           61,178   $       55,212
                                                         ==============   ==============   ==============   ==============
Scudder International Series I Class A
  Issuance of Units ..................................            7,359   $        6,857           15,298   $       12,072
  Redemption of Units ................................          (12,917)         (12,006)         (71,058)         (53,219)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................           (5,558)  $       (5,149)         (55,760)  $      (41,147)
                                                         ==============   ==============   ==============   ==============
Scudder Large Cap Value Series II Class A
  Issuance of Units ..................................           21,693   $       26,619            6,051   $        6,861
  Redemption of Units ................................          (50,856)         (59,385)         (31,192)         (35,898)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................          (29,163)  $      (32,766)         (25,141)  $      (29,037)
                                                         ==============   ==============   ==============   ==============
Scudder Mid Cap Growth Series II Class A (a)
  Issuance of Units ..................................              589   $          447            4,780   $        3,503
  Redemption of Units ................................             (999)            (803)         (11,659)          (8,625)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................             (410)  $         (356)          (6,879)  $       (5,122)
                                                         ==============   ==============   ==============   ==============
Scudder Money Market Series II Class A
  Issuance of Units ..................................            6,343   $        6,384           12,118   $       12,171
  Redemption of Units ................................           (5,586)          (5,621)          (6,476)          (6,502)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................              757   $          763            5,642   $        5,669
                                                         ==============   ==============   ==============   ==============
Scudder Small Cap Growth Series II Class A (b)
  Issuance of Units ..................................          138,731   $       95,309            8,305   $        5,485
  Redemption of Units ................................          (56,734)         (43,321)         (43,705)         (29,134)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................           81,997   $       51,988          (35,400)  $      (23,649)
                                                         ==============   ==============   ==============   ==============
Scudder Strategic Income Series II Class A
  Issuance of Units ..................................           31,665   $       41,062            6,616   $        7,949
  Redemption of Units ................................          (29,641)         (37,809)         (72,314)         (86,421)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................            2,024   $        3,253          (65,698)  $      (78,472)
                                                         ==============   ==============   ==============   ==============
Scudder Technology Growth Series II Class A
  Issuance of Units ..................................            6,514   $        4,268           12,592   $        8,510
  Redemption of Units ................................          (26,742)         (18,504)          (9,460)          (6,196)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................          (20,228)  $      (14,236)           3,132   $        2,314
                                                         ==============   ==============   ==============   ==============

SEPARATE ACCOUNT KG

NOTE 4 - CONTRACT OWNER AND SPONSOR TRANSACTIONS (Continued)

                                                                       SCUDDER GATEWAY INCENTIVE (CONTINUED)
                                                                              YEAR ENDED DECEMBER 31,
                                                                      2005                              2004
                                                         -------------------------------   -------------------------------
                                                              UNITS           AMOUNT            UNITS           AMOUNT
                                                         --------------   --------------   --------------   --------------
Scudder Total Return Series II Class A
  Issuance of Units ..................................           31,941   $       31,703           20,633   $       19,346
  Redemption of Units ................................          (52,592)         (50,905)         (18,145)         (17,056)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................          (20,651)  $      (19,202)           2,488   $        2,290
                                                         ==============   ==============   ==============   ==============
Scudder VIT Equity 500 Index (b)
  Issuance of Units ..................................           29,746   $       28,312          128,113   $      114,927
  Redemption of Units ................................          (58,007)         (56,472)        (223,766)        (196,350)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................          (28,261)  $      (28,160)         (95,653)  $      (81,423)
                                                         ==============   ==============   ==============   ==============
SVS Davis Venture Value Series II Class A
  Issuance of Units ..................................           28,662   $       32,425           23,209   $       24,012
  Redemption of Units ................................          (29,534)         (33,431)         (24,617)         (25,138)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................             (872)  $       (1,006)          (1,408)  $       (1,126)
                                                         ==============   ==============   ==============   ==============
SVS Dreman Financial Services Series II Class A
  Issuance of Units ..................................              572   $          678              191   $          222
  Redemption of Units ................................             (263)            (314)         (13,482)         (16,105)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................              309   $          364          (13,291)  $      (15,883)
                                                         ==============   ==============   ==============   ==============
SVS Dreman High Return Equity Series II Class A
  Issuance of Units ..................................          111,235   $      134,249           54,943   $       58,979
  Redemption of Units ................................         (141,482)        (169,113)        (125,819)        (135,821)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................          (30,247)  $      (34,864)         (70,876)  $      (76,842)
                                                         ==============   ==============   ==============   ==============
SVS Dreman Small Cap Value Series II Class A
  Issuance of Units ..................................           53,598   $       95,149          136,149   $      202,094
  Redemption of Units ................................          (65,045)        (114,775)         (35,119)         (52,593)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................          (11,447)  $      (19,626)         101,030   $      149,501
                                                         ==============   ==============   ==============   ==============
SVS Janus Growth and Income Series II Class A
  Issuance of Units ..................................           78,068   $       79,963           12,338   $       10,868
  Redemption of Units ................................           (7,364)          (7,439)          (6,671)          (5,949)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................           70,704   $       72,524            5,667   $        4,919
                                                         ==============   ==============   ==============   ==============
SVS Janus Growth Opportunities Series II Class A
  Issuance of Units ..................................           33,616   $       27,868            6,558   $        4,755
  Redemption of Units ................................           (4,974)          (3,987)         (11,894)          (8,462)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................           28,642   $       23,881           (5,336)  $       (3,707)
                                                         ==============   ==============   ==============   ==============

SEPARATE ACCOUNT KG

NOTE 4 - CONTRACT OWNER AND SPONSOR TRANSACTIONS (Continued)

                                                                       SCUDDER GATEWAY INCENTIVE (CONTINUED)
                                                                              YEAR ENDED DECEMBER 31,
                                                                      2005                              2004
                                                         -------------------------------   -------------------------------
                                                              UNITS           AMOUNT            UNITS           AMOUNT
                                                         --------------   --------------   --------------   --------------
SVS Oak Strategic Equity Series II Class A
  Issuance of Units ..................................           24,449   $       14,910           24,760   $       14,958
  Redemption of Units ................................          (54,635)         (33,636)          (5,749)          (3,862)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................          (30,186)  $      (18,726)          19,011   $       11,096
                                                         ==============   ==============   ==============   ==============
SVS Salomon Aggressive Growth Series II Class A (a)
  Issuance of Units ..................................            6,565   $        6,160            7,638   $        5,908
  Redemption of Units ................................          (32,773)         (31,192)          (5,221)          (4,443)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................          (26,208)  $      (25,032)           2,417   $        1,465
                                                         ==============   ==============   ==============   ==============
SVS Turner Mid Cap Growth Series II Class A
  Issuance of Units ..................................            5,021   $        4,938           20,470   $       18,017
  Redemption of Units ................................          (61,141)         (58,121)          (5,477)          (4,739)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................          (56,120)  $      (53,183)          14,993   $       13,278
                                                         ==============   ==============   ==============   ==============

(a)  Name changed. See Note 1
(b)  Fund merger. See Note 1

                                                                   SCUDDER GATEWAY INCENTIVE WITH OPTIONAL RIDER
                                                                              YEAR ENDED DECEMBER 31,
                                                                      2005                              2004
                                                         -------------------------------   -------------------------------
                                                              UNITS           AMOUNT            UNITS           AMOUNT
                                                         --------------   --------------   --------------   --------------
AIM V.I. Utilities Series I
  Issuance of Units ..................................           48,683   $       36,559           12,047   $        7,613
  Redemption of Units ................................          (55,810)         (46,232)         (48,244)         (30,353)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................           (7,127)  $       (9,673)         (36,197)  $      (22,740)
                                                         ==============   ==============   ==============   ==============
Alger American Balanced
  Issuance of Units ..................................           44,794   $       44,290          173,583   $      166,981
  Redemption of Units ................................         (307,440)        (305,735)        (102,533)        (100,967)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................         (262,646)  $     (261,445)          71,050   $       66,014
                                                         ==============   ==============   ==============   ==============
Alger American Leveraged AllCap
  Issuance of Units ..................................           23,461   $       19,795           10,090   $        7,787
  Redemption of Units ................................          (68,183)         (59,429)        (111,080)         (86,799)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................          (44,722)  $      (39,634)        (100,990)  $      (79,012)
                                                         ==============   ==============   ==============   ==============
Credit Suisse Trust Emerging Markets
  Issuance of Units ..................................           64,371   $       80,936          152,946   $      166,118
  Redemption of Units ................................          (50,654)         (71,163)        (155,729)        (181,549)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................           13,717   $        9,773           (2,783)  $      (15,431)
                                                         ==============   ==============   ==============   ==============

SEPARATE ACCOUNT KG

NOTE 4 - CONTRACT OWNER AND SPONSOR TRANSACTIONS (Continued)

                                                             SCUDDER GATEWAY INCENTIVE WITH OPTIONAL RIDER (CONTINUED)
                                                                              YEAR ENDED DECEMBER 31,
                                                                      2005                              2004
                                                         -------------------------------   -------------------------------
                                                              UNITS           AMOUNT            UNITS           AMOUNT
                                                         --------------   --------------   --------------   --------------
Credit Suisse Trust-Global Small Cap (a)
  Issuance of Units ..................................           15,034   $       12,558            8,596   $        6,768
  Redemption of Units ................................          (19,556)         (17,867)         (21,706)         (16,028)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................           (4,522)  $       (5,309)         (13,110)  $       (9,260)
                                                         ==============   ==============   ==============   ==============
Dreyfus IP MidCap Stock
  Issuance of Units ..................................          408,868   $      510,645          168,614   $      186,713
  Redemption of Units ................................         (355,350)        (437,043)         (43,638)         (50,013)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................           53,518   $       73,602          124,976   $      136,700
                                                         ==============   ==============   ==============   ==============
Dreyfus Socially Responsible Growth Fund, Inc
  Issuance of Units ..................................              714   $          525              361   $          254
  Redemption of Units ................................           (5,291)          (3,909)          (1,128)            (808)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................           (4,577)  $       (3,384)            (767)  $         (554)
                                                         ==============   ==============   ==============   ==============
Scudder Blue Chip Series II Class A
  Issuance of Units ..................................           20,483   $       20,500          234,352   $      204,550
  Redemption of Units ................................         (111,575)        (111,454)        (145,794)        (130,547)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................          (91,092)  $      (90,954)          88,558   $       74,003
                                                         ==============   ==============   ==============   ==============
Scudder Capital Growth Series I Class A (b)
  Issuance of Units ..................................          644,642   $      502,006          199,380   $      155,486
  Redemption of Units ................................         (351,415)        (287,760)        (108,352)         (83,429)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................          293,227   $      214,246           91,028   $       72,057
                                                         ==============   ==============   ==============   ==============
Scudder Fixed Income Series II Class A
  Issuance of Units ..................................           60,326   $       70,407          140,763   $      160,913
  Redemption of Units ................................          (52,442)         (60,862)        (211,276)        (239,379)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................            7,884   $        9,545          (70,513)  $      (78,466)
                                                         ==============   ==============   ==============   ==============
Scudder Global Blue Chip Series II Class A
  Issuance of Units ..................................            4,781   $        5,192           14,469   $       14,151
  Redemption of Units ................................          (21,011)         (22,235)        (122,540)        (114,885)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................          (16,230)  $      (17,043)        (108,071)  $     (100,734)
                                                         ==============   ==============   ==============   ==============
Scudder Global Discovery Series I Class A
  Issuance of Units ..................................           22,490   $       26,971           47,428   $       43,788
  Redemption of Units ................................          (16,233)         (19,314)         (63,439)         (61,546)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................            6,257   $        7,657          (16,011)  $      (17,758)
                                                         ==============   ==============   ==============   ==============

SEPARATE ACCOUNT KG

NOTE 4 - CONTRACT OWNER AND SPONSOR TRANSACTIONS (Continued)

                                                             SCUDDER GATEWAY INCENTIVE WITH OPTIONAL RIDER (CONTINUED)
                                                                              YEAR ENDED DECEMBER 31,
                                                                      2005                              2004
                                                         -------------------------------   -------------------------------
                                                              UNITS           AMOUNT            UNITS           AMOUNT
                                                         --------------   --------------   --------------   --------------
Scudder Government & Agency Securities Series II Class A
  Issuance of Units ..................................           79,831   $       90,982           67,018   $       75,107
  Redemption of Units ................................          (67,549)         (76,720)        (429,465)        (478,720)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................           12,282   $       14,262         (362,447)  $     (403,613)
                                                         ==============   ==============   ==============   ==============
Scudder Growth and Income Series I Class A (b)
  Issuance of Units ..................................          195,064   $      176,013          109,536   $       97,125
  Redemption of Units ................................         (137,171)        (128,991)         (87,959)         (78,285)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................           57,893   $       47,022           21,577   $       18,840
                                                         ==============   ==============   ==============   ==============
Scudder Health Sciences Series I Class A
  Issuance of Units ..................................           33,203   $       36,250          351,464   $      379,396
  Redemption of Units ................................         (194,586)        (225,128)        (537,458)        (577,265)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................         (161,383)  $     (188,878)        (185,994)  $     (197,869)
                                                         ==============   ==============   ==============   ==============
Scudder High Income Series II Class A
  Issuance of Units ..................................           74,386   $       94,531           85,213   $      102,879
  Redemption of Units ................................         (160,886)        (203,761)        (227,403)        (264,927)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................          (86,500)  $     (109,230)        (142,190)  $     (162,048)
                                                         ==============   ==============   ==============   ==============
Scudder International Select Equity Series II Class A
  Issuance of Units ..................................           33,542   $       35,525           54,221   $       52,970
  Redemption of Units ................................          (19,683)         (21,623)         (47,993)         (43,430)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................           13,859   $       13,902            6,228   $        9,540
                                                         ==============   ==============   ==============   ==============
Scudder International Series I Class A
  Issuance of Units ..................................           43,308   $       41,343           27,096   $       20,995
  Redemption of Units ................................          (58,006)         (51,432)        (127,247)        (100,517)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................          (14,698)  $      (10,089)        (100,151)  $      (79,522)
                                                         ==============   ==============   ==============   ==============
Scudder Large Cap Value Series II Class A
  Issuance of Units ..................................           43,659   $       51,059          180,275   $      199,719
  Redemption of Units ................................          (67,743)         (79,654)        (428,592)        (480,349)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................          (24,084)  $      (28,595)        (248,317)  $     (280,630)
                                                         ==============   ==============   ==============   ==============
Scudder Mid Cap Growth Series II Class A (a)
  Issuance of Units ..................................   $          700   $          517            8,596            6,056
  Redemption of Units ................................          (21,684)         (16,959)            (637)            (475)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................          (20,984)  $      (16,442)  $        7,959            5,581
                                                         ==============   ==============   ==============   ==============

SEPARATE ACCOUNT KG

NOTE 4 - CONTRACT OWNER AND SPONSOR TRANSACTIONS (Continued)

                                                             SCUDDER GATEWAY INCENTIVE WITH OPTIONAL RIDER (CONTINUED)
                                                                               YEAR ENDED DECEMBER 31,
                                                                      2005                              2004
                                                         -------------------------------   -------------------------------
                                                              UNITS           AMOUNT            UNITS           AMOUNT
                                                         --------------   --------------   --------------   --------------
Scudder Money Market Series II Class A
  Issuance of Units ..................................        1,467,311   $    1,458,304        2,903,119   $    2,893,879
  Redemption of Units ................................       (1,816,422)      (1,809,319)      (3,886,948)      (3,873,302)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................         (349,111)  $     (351,015)        (983,829)  $     (979,423)
                                                         ==============   ==============   ==============   ==============
Scudder Small Cap Growth Series II Class A (b)
  Issuance of Units ..................................          546,748   $      393,027        1,389,294   $      986,180
  Redemption of Units ................................         (420,659)        (304,826)      (1,454,483)      (1,033,992)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................          126,089   $       88,201          (65,189)  $      (47,812)
                                                         ==============   ==============   ==============   ==============
Scudder Strategic Income Series II Class A
  Issuance of Units ..................................          121,445   $      154,903           91,053   $      108,929
  Redemption of Units ................................          (10,258)         (12,993)        (109,146)        (128,330)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................          111,187   $      141,910          (18,093)  $      (19,401)
                                                         ==============   ==============   ==============   ==============
Scudder Technology Growth Series II Class A
  Issuance of Units ..................................          226,357   $      150,412          824,407   $      553,512
  Redemption of Units ................................         (460,173)        (308,390)      (1,058,725)        (718,018)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................         (233,816)  $     (157,978)        (234,318)  $     (164,506)
                                                         ==============   ==============   ==============   ==============
Scudder Total Return Series II Class A
  Issuance of Units ..................................           17,844   $       17,401           71,726   $       66,887
  Redemption of Units ................................         (115,542)        (112,761)        (205,071)        (191,641)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................          (97,698)  $      (95,360)        (133,345)  $     (124,754)
                                                         ==============   ==============   ==============   ==============
Scudder VIT Equity 500 Index (b)
  Issuance of Units ..................................          444,776   $      413,911          487,065   $      438,612
  Redemption of Units ................................         (508,785)        (478,448)        (368,290)        (330,870)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................          (64,009)  $      (64,537)         118,775   $      107,742
                                                         ==============   ==============   ==============   ==============
SVS Davis Venture Value Series II Class A
  Issuance of Units ..................................           67,854   $       76,055          198,315   $      202,773
  Redemption of Units ................................         (185,460)        (203,428)        (471,749)        (481,298)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................         (117,606)  $     (127,373)        (273,434)  $     (278,525)
                                                         ==============   ==============   ==============   ==============
SVS Dreman Financial Services Series II Class A
  Issuance of Units ..................................            9,372   $       11,200            2,555   $        2,909
  Redemption of Units ................................          (11,428)         (13,588)        (344,134)        (403,193)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................           (2,056)  $       (2,388)        (341,579)  $     (400,284)
                                                         ==============   ==============   ==============   ==============

SEPARATE ACCOUNT KG

NOTE 4 - CONTRACT OWNER AND SPONSOR TRANSACTIONS (Continued)

                                                             SCUDDER GATEWAY INCENTIVE WITH OPTIONAL RIDER (CONTINUED)
                                                                               YEAR ENDED DECEMBER 31,
                                                                      2005                              2004
                                                         -------------------------------   -------------------------------
                                                              UNITS           AMOUNT            UNITS           AMOUNT
                                                         --------------   --------------   --------------   --------------
SVS Dreman High Return Equity Series II Class A
  Issuance of Units ..................................           71,490   $       83,860          275,039   $      300,081
  Redemption of Units ................................         (250,951)        (295,269)        (581,124)        (606,952)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................         (179,461)  $     (211,409)        (306,085)  $     (306,871)
                                                         ==============   ==============   ==============   ==============
SVS Dreman Small Cap Value Series II Class A
  Issuance of Units ..................................           57,368   $       98,313          133,402   $      198,334
  Redemption of Units ................................          (74,325)        (125,428)        (282,046)        (414,243)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................          (16,957)  $      (27,115)        (148,644)  $     (215,909)
                                                         ==============   ==============   ==============   ==============
SVS Janus Growth and Income Series II Class A
  Issuance of Units ..................................           19,409   $       19,611           28,900   $       24,886
  Redemption of Units ................................         (125,028)        (123,866)        (708,656)        (603,422)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................         (105,619)  $     (104,255)        (679,756)  $     (578,536)
                                                         ==============   ==============   ==============   ==============
SVS Janus Growth Opportunities Series II Class A
  Issuance of Units ..................................            7,937   $        6,064           68,281   $       47,092
  Redemption of Units ................................          (35,842)         (27,120)         (13,525)          (9,722)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................          (27,905)  $      (21,056)          54,756   $       37,370
                                                         ==============   ==============   ==============   ==============
SVS MFS Strategic Value Series II Class A
  Issuance of Units ..................................            4,054   $        4,545           33,176   $       34,520
  Redemption of Units ................................          (20,606)         (23,019)          (3,542)          (3,648)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................          (16,552)  $      (18,474)          29,634   $       30,872
                                                         ==============   ==============   ==============   ==============
SVS Oak Strategic Equity Series II Class A
  Issuance of Units ..................................           16,760   $        9,951           34,770   $       20,800
  Redemption of Units ................................          (33,631)         (20,374)         (10,019)          (6,342)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................          (16,871)  $      (10,423)          24,751   $       14,458
                                                         ==============   ==============   ==============   ==============
SVS Salomon Aggressive Growth Series II Class A (a)
  Issuance of Units ..................................            1,561   $        1,317            2,823   $        2,157
  Redemption of Units ................................          (20,525)         (17,094)         (10,677)          (8,722)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................          (18,964)  $      (15,777)          (7,854)  $       (6,565)
                                                         ==============   ==============   ==============   ==============
SVS Turner Mid Cap Growth Series II Class A
  Issuance of Units ..................................           46,097   $       43,278           19,057   $       16,116
  Redemption of Units ................................          (18,504)         (17,632)        (221,319)        (182,431)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease) ..........................           27,593   $       25,646         (202,262)  $     (166,315)
                                                         ==============   ==============   ==============   ==============

(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

SEPARATE ACCOUNT KG

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

     The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2005 were as follows:

                INVESTMENT PORTFOLIO                               PURCHASES            SALES
                --------------------                               ---------            -----
AIM V.I. Utilities Series I                                     $     6,473,750     $    3,844,927
Alger American Balanced                                               2,962,533         13,072,093
Alger American Leveraged AllCap                                       1,118,774          5,149,539
Credit Suisse Trust Emerging Markets                                  5,895,893          4,729,737
Credit Suisse Trust-Global Small Cap (a)                              3,615,000          2,234,336
Dreyfus IP MidCap Stock                                               4,859,231         12,900,872
Dreyfus Socially Responsible Growth Fund, Inc                           889,900          1,669,320
Janus Aspen Growth and Income                                             4,606            129,876
Janus Aspen Large Cap Growth Service Shares (a)                           7,738             89,169
Scudder Blue Chip Series II Class A                                   1,899,324         20,303,207
Scudder Capital Growth Series I Class A (b)                          70,929,616         16,942,332
Scudder Fixed Income Series II Class A                                6,302,011         15,216,943
Scudder Global Blue Chip Series II Class A                            3,420,424          4,558,320
Scudder Global Discovery Series I Class A                             4,063,180          7,706,533
Scudder Government & Agency Securities Series II Class A             12,505,855         28,489,208
Scudder Growth and Income Series I Class A (b)                       49,455,755         14,145,785
Scudder Health Sciences Series I Class A                              1,543,334          5,338,254
Scudder High Income Series II Class A                                33,482,044         48,562,823
Scudder International Select Equity Series II Class A                 5,675,935          9,772,417
Scudder International Series I Class A                                2,862,951          5,431,767
Scudder Large Cap Value Series II Class A                             3,071,164         18,377,697
Scudder Mid Cap Growth Series II Class A (a)                          1,112,410          3,576,027
Scudder Money Market Series II Class A                               59,126,993         66,775,871
Scudder Small Cap Growth Series II Class A (b)                       12,038,510         15,455,257
Scudder Strategic Income Series II Class A                            6,322,723          6,101,155
Scudder Technology Growth Series II Class A                           2,631,908         10,785,634
Scudder Total Return Series II Class A                                5,412,770         37,306,075
Scudder VIT Equity 500 Index (b)                                      8,909,779         22,208,536
SVS Davis Venture Value Series II Class A                             4,985,570          9,932,499
SVS Dreman Financial Services Series II Class A                       1,478,331          8,861,775
SVS Dreman High Return Equity Series II Class A                      10,256,055         29,557,922
SVS Dreman Small Cap Value Series II Class A                         15,275,002         29,305,000
SVS Janus Growth And Income Series II Class A                         4,132,282          8,359,865
SVS Janus Growth Opportunities Series II Class A                        468,912          6,293,543
SVS MFS Strategic Value Series II Class A                             1,426,363          3,476,411
SVS Oak Strategic Equity Series II Class A                              444,566          3,207,352
SVS Salomon Aggressive Growth Series II Class A (a)                     736,664          1,648,998
SVS Turner Mid Cap Growth Series II Class A                           3,932,552          4,420,381

(a) Name changed. See Note 1.
(b) Fund merger. See Note 1.

SEPARATE ACCOUNT KG

NOTE 6 - FINANCIAL HIGHLIGHTS

     A summary of unit values, units outstanding, income and expense ratios and total return for each Sub-Account for the year ended December 31, 2005 is as follows:

                                                 AT DECEMBER 31
                                                 --------------
                                              UNIT       UNIT
                                              VALUE      VALUE      NET
                                     UNITS    LOWEST     HIGHEST    ASSETS
                                     (000s)   ($) (4)    ($) (4)    ($000s)
                                     ------   --------   --------   -------
AIM V.I. UTILITIES SERIES I
2005                                 15,213   0.851965   0.864443    13,148
2004                                 12,109   0.741812   0.750385     9,085
2003                                 10,450   0.610757   0.615935     6,436
2002                                  9,542   0.528927   0.531781     5,073
2001                                  2,873   0.675355   0.676898     1,945
ALGER AMERICAN BALANCED
2005                                 73,203   1.074361   1.097317    80,292
2004                                 83,198   1.008032   1.026437    85,363
2003                                 92,526   0.980696   0.995567    92,089
2002                                 97,636   0.838133   0.848268    82,799
2001                                 56,146   0.972092   0.980859    55,067
ALGER AMERICAN   LEVERAGED ALLCAP
2005                                 38,029   0.950314   0.766180    29,257
2004                                 43,307   0.844717   0.678978    29,522
2003                                 47,626   0.794288   0.636510    30,444
2002                                 49,122   0.479147   0.602544    23,654
2001                                 44,842   0.735302   0.925174    33,036
CREDIT SUISSE TRUST
  EMERGING MARKETS
2005                                 13,996   1.594667   1.272323    17,849
2004                                 12,948   1.268025   1.008636    13,081
2003                                  9,565   1.032519   0.818815     7,851
2002                                  7,355   0.581218   0.738755     4,288
2001                                  3,273   0.666560   0.847751     2,183

                                                  FOR THE YEAR ENDED DECEMBER 31
                                                  ------------------------------
                                     INVESTMENT   EXPENSE   EXPENSE     TOTAL          TOTAL
                                      INCOME       RATIO     RATIO     RETURN         RETURN
                                      RATIO        LOWEST   HIGHEST    LOWEST         HIGHEST
                                      (%) (1)     (%) (2)   (%) (2)   (%) (3)(4)     (%) (3)(4)
                                     ----------   -------   -------   ----------   --------------
AIM V.I. UTILITIES SERIES I
2005                                     2.72       1.40      1.70       14.85      15.20
2004                                     2.28       1.40      1.70       21.46      21.83
2003                                     1.33       1.40      1.70       15.47      15.82
2002                                     0.68       1.40      1.70      -21.68     -21.44
2001                                     1.98       1.40      1.70      -32.46     -32.31 (c) (d)
ALGER AMERICAN BALANCED
2005                                     1.65       1.40      1.70        6.58       6.91
2004                                     1.51       1.40      1.70        2.79       3.10
2003                                     2.07       1.40      1.70       17.01      17.36
2002                                     1.67       1.40      1.70      -13.78     -13.52
2001                                     1.36       1.40      1.70       -3.31      -2.58 (d)
ALGER AMERICAN   LEVERAGED ALLCAP
2005                                      N/A       1.40      1.70       12.50      12.84
2004                                      N/A       1.40      1.70        6.35       6.67
2003                                      N/A       1.40      1.70       32.44      32.84
2002                                     0.01       1.40      1.70      -35.04     -34.84
2001                                      N/A       1.40      1.70      -17.11      -7.48 (d)
CREDIT SUISSE TRUST
  EMERGING MARKETS
2005                                     0.74       1.40      1.70       25.76      26.14
2004                                     0.25       1.40      1.70       22.81      23.18
2003                                      N/A       1.40      1.70       40.44      40.88
2002                                     0.26       1.40      1.70      -13.08     -12.80
2001                                      N/A       1.40      1.70      -15.41     -10.91 (d)

SEPARATE ACCOUNT KG

NOTE 6 - FINANCIAL HIGHLIGHTS (Continued)

                                                                     AT DECEMBER 31
                                                                     --------------
                                                                  UNIT       UNIT
                                                                  VALUE      VALUE      NET
                                                         UNITS    LOWEST     HIGHEST    ASSETS
                                                         (000s)   ($) (4)    ($) (4)    ($000s)
                                                         ------   --------   --------   -------
CREDIT SUISSE TRUST-GLOBAL SMALL CAP (a)
2005                                                     12,953   0.970052   0.668164     8,670
2004                                                     10,672   0.849647   0.583459     6,241
2003                                                      6,087   0.732556   0.501527     3,068
2002                                                      6,072   0.344472   0.507117     2,102
2001                                                      3,938   0.530607   0.781644     2,091
DREYFUS IP MIDCAP STOCK
2005                                                     49,923   1.354385   1.498035    74,630
2004                                                     55,066   1.262059   1.391673    76,500
2003                                                     62,189   1.121534   1.232950    76,570
2002                                                     63,081   0.866140   0.949289    59,790
2001                                                     35,626   1.006936   1.100236    39,176
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC
2005                                                      9,250   0.764462   0.733780     6,790
2004                                                     10,205   0.750537   0.718228     7,333
2003                                                     12,025   0.718869   0.685836     8,251
2002                                                     14,010   0.552014   0.583168     7,737
2001                                                     11,827   0.787941   0.832960     9,320
JANUS ASPEN GROWTH AND INCOME
2005                                                        526   1.233218   1.233218       649
2004                                                        629   1.113406   1.113406       700
2003                                                        697   1.008772   1.008772       703
2002                                                        825   0.827143   0.827143       683
2001                                                      1,137   1.069183   1.069183     1,215
JANUS ASPEN LARGE CAP GROWTH SERVICE SHARES (a)
2005                                                        611   0.788674   0.788674       482
2004                                                        711   0.766993   0.766993       546
2003                                                        775   0.744259   0.744259       577
2002                                                        895   0.573001   0.573001       513
2001                                                      1,373   0.790783   0.790783     1,086

                                                                     FOR THE YEAR ENDED DECEMBER 31
                                                                     ------------------------------
                                                         INVESTMENT   EXPENSE   EXPENSE     TOTAL          TOTAL
                                                          INCOME       RATIO     RATIO     RETURN         RETURN
                                                          RATIO        LOWEST   HIGHEST    LOWEST         HIGHEST
                                                          (%) (1)     (%) (2)   (%) (2)   (%) (3)(4)     (%) (3)(4)
                                                         ----------   -------   -------   ----------   --------------
CREDIT SUISSE TRUST-GLOBAL SMALL CAP (a)
2005                                                          N/A      1.40       1.70       14.17        14.52
2004                                                          N/A      1.40       1.70       15.98        16.34
2003                                                          N/A      1.40       1.70       45.14        45.59
2002                                                          N/A      1.40       1.70      -35.29       -35.08
2001                                                          N/A      1.40       1.70      -29.64       -21.84 (d)
DREYFUS IP MIDCAP STOCK
2005                                                         0.03      1.40       1.70        7.32         7.64
2004                                                         0.38      1.40       1.70       12.53        12.87
2003                                                         0.29      1.40       1.70       29.49        29.88
2002                                                         0.32      1.40       1.70      -13.98       -13.72
2001                                                         0.21      1.40       1.70       -4.61         0.91 (d)
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC
2005                                                          N/A      1.40       1.70        1.86         2.17
2004                                                         0.35      1.40       1.70        4.41         4.72
2003                                                         0.11      1.40       1.70       23.86        24.24
2002                                                         0.24      1.40       1.70      -30.17       -29.94
2001                                                         0.07      1.40       1.70      -23.66       -16.70 (d)
JANUS ASPEN GROWTH AND INCOME
2005                                                         0.63      1.40       1.40       10.76        10.76
2004                                                         0.65      1.40       1.40       10.37        10.37
2003                                                         1.03      1.40       1.40         N/A        21.96
2002                                                         0.78      1.40       1.70      -22.64       -22.64
2001                                                         1.35      1.40       1.70      -14.59       -14.59
JANUS ASPEN LARGE CAP GROWTH SERVICE SHARES (a)
2005                                                         0.33      1.40       1.40        2.83         2.83
2004                                                         0.15      1.40       1.40        3.05         3.05
2003                                                         0.09      1.40       1.40         N/A        29.89
2002                                                          N/A      1.40       1.40      -27.54       -27.54
2001                                                         0.06      1.40       1.40      -25.79       -25.79

SEPARATE ACCOUNT KG

NOTE 6 - FINANCIAL HIGHLIGHTS (Continued)

                                           AT DECEMBER 31
                                           --------------
                                        UNIT       UNIT
                                        VALUE      VALUE      NET
                               UNITS    LOWEST     HIGHEST    ASSETS
                               (000s)   ($) (4)    ($) (4)    ($000s)
                               ------   --------   --------   -------
SCUDDER BLUE CHIP SERIES II
  CLASS A
2005                            64,970  1.054281   1.382617    89,626
2004                            78,888  0.974474   1.274064   100,289
2003                            84,988  0.854310   1.113556    94,470
2002                            96,082  0.682972   0.887525    85,086
2001                           108,911  0.892093   1.155757   125,744
SCUDDER CAPITAL GROWTH
  SERIES I CLASS A (e)
2005                            95,880  0.860030   0.996230    95,357
2004                            34,061  0.802982   0.927320    31,499
2003                            38,180  0.756452   0.870933    33,184
2002                            42,380  0.606469   0.696126    29,454
2001                            43,135  0.871292   0.997004    42,991
SCUDDER FIXED INCOME
  SERIES II CLASS A
2005                            50,206  1.162977   1.436474    71,875
2004                            58,043  1.157071   1.424830    82,447
2003                            67,733  1.126114   1.382502    93,373
2002                            79,398  1.089647   1.333664   105,586
2001                            49,608  1.026287   1.252309    62,071
SCUDDER GLOBAL BLUE CHIP
  SERIES II CLASS A
2005                            20,492  1.264939   1.422762    29,100
2004                            21,284  1.046667   1.173670    24,931
2003                            20,889  0.927788   1.037205    21,607
2002                            21,429  0.730892   0.814615    17,397
2001                            18,274  0.882739   0.980851    17,914
SCUDDER GLOBAL DISCOVERY
  SERIES I CLASS A
2005                            29,538  1.317997   1.785493    52,576
2004                            31,475  1.134448   1.532167    48,096
2003                            31,013  0.935630   1.259804    38,957
2002                            35,189  0.638409   0.856987    30,078
2001                            37,605  0.810683   1.084897    40,761

                                              FOR THE YEAR ENDED DECEMBER 31
                                              ------------------------------
                               INVESTMENT   EXPENSE   EXPENSE     TOTAL          TOTAL
                                INCOME       RATIO     RATIO     RETURN         RETURN
                                RATIO        LOWEST   HIGHEST    LOWEST         HIGHEST
                                (%) (1)     (%) (2)   (%) (2)   (%) (3)(4)     (%) (3)(4)
                               ----------   -------   -------   ----------   --------------
SCUDDER BLUE CHIP SERIES II
  CLASS A
2005                             0.98         1.40     1.70         8.19          8.52
2004                             0.66         1.40     1.70        14.07         14.41
2003                             0.63         1.40     1.70        25.09         25.47
2002                             0.38         1.40     1.70       -23.44        -23.21
2001                             0.46         1.40     1.70       -16.99        -10.60 (d)
SCUDDER CAPITAL GROWTH
  SERIES I CLASS A (e)
2005                             0.39         1.40     1.70         7.10          7.43
2004                             0.56         1.40     1.70         6.15          6.47
2003                             0.42         1.40     1.70        24.73         25.11
2002                             0.33         1.40     1.70       -30.39        -30.18
2001                             0.42         1.40     1.70       -20.49        -12.68 (d)
SCUDDER FIXED INCOME
  SERIES II CLASS A
2005                             3.50         1.40     1.70         0.51          0.82
2004                             3.71         1.40     1.70         2.75          3.06
2003                             3.54         1.40     1.70         3.35          3.66
2002                             2.72         1.40     1.70         6.17          6.50
2001                             4.90         1.40     1.70         2.63          4.24 (d)
SCUDDER GLOBAL BLUE CHIP
  SERIES II CLASS A
2005                             0.29         1.40     1.70        20.85         21.22
2004                             1.26         1.40     1.70        12.81         13.16
2003                             0.37         1.40     1.70        26.94         27.32
2002                             0.60         1.40     1.70       -17.20        -16.95
2001                              N/A         1.40     1.70       -16.66        -11.53 (d)
SCUDDER GLOBAL DISCOVERY
  SERIES I CLASS A
2005                             0.59         1.40     1.70        16.18         16.53
2004                             0.26         1.40     1.70        21.25         21.62
2003                             0.10         1.40     1.70        46.56         47.00
2002                              N/A         1.40     1.70       -21.25        -21.01
2001                              N/A         1.40     1.70       -25.65        -18.76 (d)

SEPARATE ACCOUNT KG

NOTE 6 - FINANCIAL HIGHLIGHTS (Continued)

                                                           AT DECEMBER 31
                                                           --------------
                                                         UNIT       UNIT
                                                        VALUE      VALUE       NET
                                               UNITS    LOWEST     HIGHEST    ASSETS
                                               (000s)   ($) (4)    ($) (4)    ($000s)
                                               ------   --------   --------   -------
SCUDDER GOVERNMENT & AGENCY
  SECURITIES SERIES II
  CLASS A
2005                                            67,354  1.145839   1.440366    96,555
2004                                            81,100  1.136407   1.424150   115,045
2003                                           111,493  1.114255   1.392137   154,628
2002                                           187,126  1.108503   1.380739   257,574
2001                                            80,933  1.043636   1.295995   104,808
SCUDDER GROWTH AND INCOME
  SERIES I CLASS A (e)
2005                                            86,349  0.992278   0.891467    77,076
2004                                            41,090  0.951694   0.852414    35,105
2003                                            45,954  0.878867   0.784778    36,136
2002                                            47,448  0.627988   0.708730    29,856
2001                                            44,531  0.828509   0.935484    36,919
SCUDDER HEALTH SCIENCES
  SERIES I CLASS A
2005                                            18,509  1.201847   1.219016    22,555
2004                                            21,541  1.126838   1.139469    24,537
2003                                            24,264  1.046021   1.054532    25,580
2002                                            21,989  0.795890   0.799926    17,586
2001                                             9,668  1.052889   1.055000    10,199
SCUDDER HIGH INCOME
  SERIES II CLASS A
2005                                            80,877  1.292156   1.414101   114,238
2004                                            98,769  1.265331   1.380538   136,220
2003                                           121,584  1.145030   1.245497   151,290
2002                                           125,977  0.934686   1.013601   127,600
2001                                           120,361  0.953744   1.031130   124,096
SCUDDER INTERNATIONAL SELECT
  EQUITY SERIES II CLASS A
2005                                            35,199  1.172531   1.440421    50,576
2004                                            38,802  1.041668   1.275764    49,399
2003                                            38,877  0.896139   1.094195    42,464
2002                                            44,117  0.702193   0.854774    38,044
2001                                            40,740  0.825716   1.002002    40,808

                                              FOR THE YEAR ENDED DECEMBER 31
                                              ------------------------------
                               INVESTMENT   EXPENSE   EXPENSE     TOTAL          TOTAL
                                INCOME       RATIO     RATIO     RETURN         RETURN
                                 RATIO        LOWEST   HIGHEST    LOWEST         HIGHEST
                                (%) (1)     (%) (2)   (%) (2)   (%) (3)(4)     (%) (3)(4)
                               ----------   -------   -------   ----------   --------------
SCUDDER GOVERNMENT & AGENCY
  SECURITIES SERIES II
  CLASS A
2005                             4.12          1.40      1.70        0.83         1.14
2004                             2.97          1.40      1.70        1.99         2.30
2003                             3.23          1.40      1.70        0.52         0.83
2002                             2.25          1.40      1.70        6.22         6.54
2001                             3.70          1.40      1.70        4.36         5.98 (d)
SCUDDER GROWTH AND INCOME
  SERIES I CLASS A (e)
2005                             0.66          1.40      1.70        4.26         4.58
2004                             0.79          1.40      1.70        8.29         8.62
2003                             1.03          1.40      1.70       24.59        24.97
2002                             0.97          1.40      1.70      -24.43       -24.20
2001                             1.19          1.40      1.70      -12.54        -6.45 (d)
SCUDDER HEALTH SCIENCES
  SERIES I CLASS A
2005                              N/A          1.40      1.70        6.66         6.98
2004                              N/A          1.40      1.70        7.73         8.05
2003                              N/A          1.40      1.70       31.43        31.83
2002                              N/A          1.40      1.70      -24.41       -24.18
2001                              N/A          1.40      1.70        5.29         5.50 (c )
SCUDDER HIGH INCOME
  SERIES II CLASS A
2005                             9.54          1.40      1.70        2.12         2.43
2004                             7.99          1.40      1.70       10.51        10.84
2003                             8.19          1.40      1.70       22.50        22.88
2002                             9.54          1.40      1.70       -2.00        -1.70
2001                            12.86          1.40      1.70       -4.63         1.19 (d)
SCUDDER INTERNATIONAL SELECT
  EQUITY SERIES II CLASS A
2005                             2.83          1.40      1.70       12.56        12.91
2004                             1.07          1.40      1.70       16.24        16.59
2003                             1.28          1.40      1.70       27.62        28.01
2002                             0.47          1.40      1.70      -14.96       -14.69
2001                             0.80          1.40      1.70      -25.49       -17.25 (d)

SEPARATE ACCOUNT KG

NOTE 6 - FINANCIAL HIGHLIGHTS (Continued)

                                           AT DECEMBER 31
                                           --------------
                                        UNIT       UNIT
                                        VALUE      VALUE      NET
                               UNITS    LOWEST     HIGHEST    ASSETS
                               (000s)   ($) (4)    ($) (4)    ($000s)
                               ------   --------   --------   -------
SCUDDER INTERNATIONAL
  SERIES I CLASS A
2005                            34,850  0.994247   1.054404    36,704
2004                            37,577  0.870668   0.920552    34,555
2003                            41,650  0.760075   0.801181    33,333
2002                            43,414  0.605248   0.636044    27,586
2001                            38,790  0.754296   0.790221    30,649
SCUDDER LARGE CAP VALUE
  SERIES II CLASS A
2005                            41,145  1.208492   1.907219    78,235
2004                            49,522  1.205692   1.897026    93,674
2003                            58,693  1.114328   1.747940   102,169
2002                            67,618  0.854909   1.336945    90,137
2001                            70,641  1.022969   1.594875   112,592
SCUDDER MID CAP GROWTH
  SERIES II CLASS A (a)
2005                            14,984  0.849671   1.052731    15,740
2004                            17,278  0.751346   0.928080    16,002
2003                            20,763  0.735601   0.905867    18,776
2002                            21,876  0.557855   0.684909    14,951
2001                            27,544  0.818539   1.001848    27,565
SCUDDER MONEY MARKET
  SERIES II CLASS A
2005                            62,263  1.002532   1.195715    74,238
2004                            69,589  0.992055   1.179695    81,823
2003                           101,988  1.000177   1.185686   120,477
2002                           184,508  1.010190   1.193950   219,534
2001                           185,148  1.013780   1.194638   220,902
SCUDDER SMALL CAP GROWTH
  SERIES II CLASS A (e)
2005                            41,539  0.780994   1.244932    51,212
2004                            43,094  0.742032   1.179235    50,435
2003                            52,444  0.679910   1.077222    56,106
2002                            53,217  0.520265   0.821781    43,502
2001                            50,238  0.795536   1.252676    62,884

                                              FOR THE YEAR ENDED DECEMBER 31
                                              ------------------------------
                               INVESTMENT   EXPENSE   EXPENSE     TOTAL          TOTAL
                                INCOME       RATIO     RATIO     RETURN         RETURN
                                RATIO        LOWEST   HIGHEST    LOWEST         HIGHEST
                                (%) (1)     (%) (2)   (%) (2)   (%) (3)(4)     (%) (3)(4)
                               ----------   -------   -------   ----------   --------------
SCUDDER INTERNATIONAL
  SERIES I CLASS A
2005                            1.62         1.40      1.70        14.19         14.54
2004                            1.31         1.40      1.70        14.55         14.90
2003                            0.75         1.40      1.70        25.58         25.96
2002                            0.80         1.40      1.70       -19.76        -19.51
2001                            0.47         1.40      1.70       -31.83        -24.40 (d)
SCUDDER LARGE CAP VALUE
  SERIES II CLASS A
2005                            1.86         1.40      1.70         0.23          0.54
2004                            1.62         1.40      1.70         8.20          8.53
2003                            1.96         1.40      1.70        30.34         30.74
2002                            1.47         1.40      1.70       -16.43        -16.17
2001                            1.77         1.40      1.70         0.44          2.52 (d)
SCUDDER MID CAP GROWTH
  SERIES II CLASS A (a)
2005                             N/A         1.40      1.70        13.09         13.43
2004                             N/A         1.40      1.70         2.14          2.45
2003                             N/A         1.40      1.70        31.86         32.26
2002                            0.48         1.40      1.70       -31.85        -31.64
2001                            1.08         1.40      1.70       -22.86        -17.97 (d)
SCUDDER MONEY MARKET
  SERIES II CLASS A
2005                            2.75         1.40      1.70         1.06          1.36
2004                            0.88         1.40      1.70        -0.81         -0.51
2003                            0.73         1.40      1.70        -0.99         -0.69
2002                            1.35         1.40      1.70        -0.35         -0.06
2001                            3.39         1.40      1.70         1.38          2.28 (d)
SCUDDER SMALL CAP GROWTH
  SERIES II CLASS A (e)
2005                             N/A         1.40      1.70         5.25          5.57
2004                             N/A         1.40      1.70         9.14          9.47
2003                             N/A         1.40      1.70        30.69         31.08
2002                             N/A         1.40      1.70       -34.60        -34.40
2001                             N/A         1.40      1.70       -29.80        -20.27 (d)

SEPARATE ACCOUNT KG

NOTE 6 - FINANCIAL HIGHLIGHTS (Continued)

                                           AT DECEMBER 31
                                           --------------
                                        UNIT       UNIT
                                        VALUE      VALUE      NET
                               UNITS    LOWEST     HIGHEST    ASSETS
                               (000s)   ($) (4)    ($) (4)    ($000s)
                               ------   --------   --------   -------
SCUDDER STRATEGIC INCOME
  SERIES II CLASS A
2005                            19,898  1.275760   1.370600    27,240
2004                            21,136  1.267642   1.357726    28,675
2003                            22,983  1.187470   1.267983    29,117
2002                            24,976  1.120073   1.192383    29,760
2001                             7,120  1.023705   1.086508     7,734
SCUDDER TECHNOLOGY GROWTH
  SERIES II CLASS A
2005                            56,094  0.718067   0.857350    47,988
2004                            65,822  0.704146   0.838171    55,034
2003                            79,475  0.702816   0.834042    66,122
2002                            80,387  0.487685   0.576982    46,267
2001                            92,568  0.769450   0.907535    83,939
SCUDDER TOTAL RETURN
  SERIES II CLASS A
2005                           113,681  0.995679   1.400638   158,638
2004                           138,475  0.971150   1.361977   187,985
2003                           160,041  0.925145   1.293493   206,383
2002                           184,084  0.797989   1.112326   204,188
2001                           199,538  0.956985   1.329896   265,021
SCUDDER VIT EQUITY 500
  INDEX (e)
2005                            98,756  0.982906   0.910670    90,140
2004                           115,323  0.955679   0.882749   102,012
2003                           123,001  0.880781   0.811095    99,963
2002                           121,196  0.643024   0.703703    78,087
2001                            77,174  0.839740   0.919446    64,882
SVS DAVIS VENTURE VALUE
  SERIES II CLASS A
2005                            52,115  1.175535   1.192392    62,123
2004                            56,133  1.090746   1.103025    61,901
2003                            55,364  0.992237   1.000368    55,372
2002                            55,898  0.777424   0.781402    43,672
2001                            20,058  0.939145   0.941078    18,875

                                              FOR THE YEAR ENDED DECEMBER 31
                                              ------------------------------
                               INVESTMENT   EXPENSE   EXPENSE     TOTAL          TOTAL
                                INCOME       RATIO     RATIO     RETURN         RETURN
                                RATIO        LOWEST   HIGHEST    LOWEST         HIGHEST
                                (%) (1)     (%) (2)   (%) (2)   (%) (3)(4)     (%) (3)(4)
                               ----------   -------   -------   ----------   --------------
SCUDDER STRATEGIC INCOME
  SERIES II CLASS A
2005                            8.07         1.40      1.70         0.64          0.95
2004                             N/A         1.40      1.70         6.75          7.08
2003                            1.34         1.40      1.70         6.02          6.34
2002                            1.53         1.40      1.70         9.41          9.74
2001                            0.80         1.40      1.70         2.37          3.76 (d)
SCUDDER TECHNOLOGY GROWTH
  SERIES II CLASS A
2005                            0.50         1.40      1.70         1.98          2.29
2004                             N/A         1.40      1.70         0.19          0.50
2003                             N/A         1.40      1.70        44.11         44.55
2002                            0.12         1.40      1.70       -36.62        -36.42
2001                            0.19         1.40      1.70       -33.34        -22.88 (d)
SCUDDER TOTAL RETURN
  SERIES II CLASS A
2005                            2.56         1.40      1.70         2.53          2.84
2004                            1.69         1.40      1.70         4.97          5.29
2003                            3.11         1.40      1.70        15.93         16.29
2002                            2.80         1.40      1.70       -16.61        -16.36
2001                            2.67         1.40      1.70        -7.40         -4.10 (d)
SCUDDER VIT EQUITY 500
  INDEX (e)
2005                            2.79         1.40      1.70         2.85          3.16
2004                            1.05         1.40      1.70         8.50          8.83
2003                            1.07         1.40      1.70        25.75         26.14
2002                            0.45         1.40      1.70       -23.66        -23.43
2001                            0.50         1.40      1.70       -13.28         -8.06 (d)
SVS DAVIS VENTURE VALUE
  SERIES II CLASS A
2005                            0.77         1.40      1.70         7.77          8.10
2004                            0.43         1.40      1.70         9.93         10.26
2003                            0.52         1.40      1.70        27.63         28.02
2002                            0.10         1.40      1.70       -17.22        -16.97
2001                             N/A         1.40      1.70        -6.09         -5.89 (c) (d)

SEPARATE ACCOUNT KG

NOTE 6 - FINANCIAL HIGHLIGHTS (Continued)

                                           AT DECEMBER 31
                                           --------------
                                        UNIT       UNIT
                                        VALUE      VALUE      NET
                               UNITS    LOWEST     HIGHEST    ASSETS
                               (000s)   ($) (4)    ($) (4)    ($000s)
                               ------   --------   --------   -------
SVS DREMAN FINANCIAL
  SERVICES SERIES II CLASS A
2005                            23,087  1.231099   1.321873    30,501
2004                            29,009  1.253268   1.341591    38,902
2003                            34,421  1.138286   1.214795    41,772
2002                            38,644  0.903723   0.961526    37,123
2001                            33,899  1.004891   1.065910    36,117
SVS DREMAN HIGH RETURN
  EQUITY SERIES II CLASS A
2005                           135,637  1.236233   1.449148   195,926
2004                           150,119  1.165358   1.361902   203,821
2003                           165,369  1.039437   1.211035   199,654
2002                           177,160  0.801508   0.930992   164,427
2001                           118,266  0.994777   1.151965   136,007
SVS DREMAN SMALL CAP VALUE
  SERIES II CLASS A
2005                            55,186  1.851013   2.142507   117,930
2004                            67,269  1.707987   1.970964   132,300
2003                            72,252  1.378684   1.586111   114,362
2002                            77,095  0.987462   1.132578    87,152
2001                            49,044  1.133166   1.295745    63,528
SVS JANUS GROWTH AND INCOME
  SERIES II CLASS A
2005                            53,818  1.063230   1.041169    56,051
2004                            57,768  0.964793   0.941899    54,430
2003                            67,102  0.880145   0.856650    57,516
2002                            80,367  0.695635   0.720237    55,941
2001                            75,270  0.888059   0.919942    66,873
SVS JANUS GROWTH
  OPPORTUNITIES SERIES II
  CLASS A
2005                            46,695  0.819996   0.768880    35,930
2004                            54,169  0.774720   0.724218    39,257
2003                            60,772  0.700099   0.652466    39,674
2002                            72,725  0.522109   0.564510    38,002
2001                            83,754  0.763279   0.825766    63,941

                                              FOR THE YEAR ENDED DECEMBER 31
                                              ------------------------------
                               INVESTMENT   EXPENSE   EXPENSE     TOTAL          TOTAL
                                INCOME       RATIO     RATIO     RETURN         RETURN
                                RATIO        LOWEST   HIGHEST    LOWEST         HIGHEST
                                (%) (1)     (%) (2)   (%) (2)   (%) (3)(4)     (%) (3)(4)
                               ----------   -------   -------   ----------   --------------
SVS DREMAN FINANCIAL
  SERVICES SERIES II CLASS A
2005                            1.97         1.40      1.70        -1.77         -1.47
2004                            1.59         1.40      1.70        10.10         10.44
2003                            1.48         1.40      1.70        25.96         26.34
2002                            0.77         1.40      1.70       -10.07         -9.79
2001                            1.07         1.40      1.70        -6.19          0.71 (d)
SVS DREMAN HIGH RETURN
  EQUITY SERIES II CLASS A
2005                            1.79         1.40      1.70         6.08          6.41
2004                            1.70         1.40      1.70        12.11         12.46
2003                            2.07         1.40      1.70        29.69         30.08
2002                            0.84         1.40      1.70       -19.43        -19.18
2001                            1.13         1.40      1.70        -0.52          0.27 (d)
SVS DREMAN SMALL CAP VALUE
  SERIES II CLASS A
2005                            0.76         1.40      1.70         8.37          8.70
2004                            0.89         1.40      1.70        23.89         24.26
2003                            1.10         1.40      1.70        39.62         40.04
2002                            0.33         1.40      1.70       -12.86        -12.59
2001                            N/A          1.40      1.70        13.32         16.02 (d)
SVS JANUS GROWTH AND INCOME
  SERIES II CLASS A
2005                            0.23         1.40      1.70        10.20         10.54
2004                            N/A          1.40      1.70         9.62          9.95
2003                            0.73         1.40      1.70        22.77         23.15
2002                            0.60         1.40      1.70       -21.91        -21.67
2001                            0.68         1.40      1.70       -13.51         -8.01 (d)
SVS JANUS GROWTH
  OPPORTUNITIES SERIES II
  CLASS A
2005                            0.33         1.40      1.70         5.84          6.17
2004                            N/A          1.40      1.70        10.66         11.00
2003                            N/A          1.40      1.70        24.59         24.97
2002                            N/A          1.40      1.70       -31.81        -31.60
2001                            N/A          1.40      1.70       -24.76        -17.42 (d)

SEPARATE ACCOUNT KG

NOTE 6 - FINANCIAL HIGHLIGHTS (Continued)

                                           AT DECEMBER 31
                                           --------------
                                        UNIT       UNIT
                                        VALUE      VALUE      NET
                               UNITS    LOWEST     HIGHEST    ASSETS
                               (000s)   ($) (4)    ($) (4)    ($000s)
                               ------   --------   --------   -------
SVS MFS STRATEGIC VALUE
  SERIES II CLASS A
2005                             5,116  1.136468   1.149312     5,880
2004                             7,429  1.158199   1.167712     8,674
2003                             4,092  1.000004   1.005149     4,113
2002                             2,948  0.802734   0.804365     2,372
2001                               N/A       N/A        N/A       N/A
SVS OAK STRATEGIC EQUITY
  SERIES II CLASS A
2005                            16,825  0.615633   0.624606    10,506
2004                            21,060  0.652472   0.659954    13,895
2003                            21,872  0.655161   0.660653    14,447
2002                            18,859  0.444954   0.447321     8,435
2001                             9,971  0.751163   0.752851     7,506
SVS SALOMON AGGRESSIVE
  GROWTH SERIES II
  CLASS A (a)
2005                             6,924  0.967123   0.981219     6,793
2004                             7,851  0.866492   0.876461     6,880
2003                             8,659  0.786925   0.793559     6,871
2002                            10,387  0.590663   0.593839     6,168
2001                             2,703  0.869828   0.871729     2,356
SVS TURNER MID CAP GROWTH
  SERIES II CLASS A
2005                            22,620  1.017109   1.031805    23,332
2004                            23,020  0.925772   0.936296    21,549
2003                            27,677  0.848163   0.855214    23,665
2002                            22,602  0.581028   0.584086    13,200
2001                             7,139  0.872867   0.874711     6,244

                                              FOR THE YEAR ENDED DECEMBER 31
                                              ------------------------------
                               INVESTMENT   EXPENSE   EXPENSE     TOTAL          TOTAL
                                INCOME       RATIO     RATIO     RETURN         RETURN
                                RATIO        LOWEST   HIGHEST    LOWEST         HIGHEST
                                (%) (1)     (%) (2)   (%) (2)   (%) (3)(4)     (%) (3)(4)
                               ----------   -------   -------   ----------   --------------
SVS MFS STRATEGIC VALUE
  SERIES II CLASS A
2005                            1.32         1.40      1.70        -1.88         -1.58
2004                            0.38         1.40      1.70        15.82         16.17
2003                            0.37         1.40      1.70        24.57         24.96
2002                            N/A          1.40      1.70       -19.73        -19.56 (b)
2001                            N/A          N/A       N/A           N/A           N/A
SVS OAK STRATEGIC EQUITY
  SERIES II CLASS A
2005                            0.02         1.40      1.70        -5.65         -5.36
2004                            N/A          1.40      1.70        -0.41         -0.11
2003                            N/A          1.40      1.70        47.24         47.69
2002                            N/A          1.40      1.70       -40.76        -40.58
2001                            N/A          1.40      1.70       -24.88        -24.71 (c) (d)
SVS SALOMON AGGRESSIVE
  GROWTH SERIES II
  CLASS A (a)
2005                            N/A          1.40      1.70        11.61         11.95
2004                            N/A          1.40      1.70        10.11         10.45
2003                            N/A          1.40      1.70        33.23         33.63
2002                            N/A          1.40      1.70       -32.09        -31.88
2001                            N/A          1.40      1.70       -13.02        -12.83 (c) (d)
SVS TURNER MID CAP GROWTH
  SERIES II CLASS A
2005                            N/A          1.40      1.70         9.87         10.20
2004                            N/A          1.40      1.70         9.15          9.48
2003                            N/A          1.40      1.70        45.98         46.42
2002                            N/A          1.40      1.70       -33.43        -33.23
2001                            N/A          1.40      1.70       -12.71        -12.53 (c) (d)

(a) NAME CHANGED. SEE NOTE 1.
(b) START DATE OF 5/1/02.
(c) START DATE OF 5/1/01.
(d) START DATE OF 2/23/01.
(e) FUND MERGER. SEE NOTE 1.

SEPARATE ACCOUNT KG

NOTE 6 - FINANCIAL HIGHLIGHTS (Continued)

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Underlying Fund in which the Sub-Accounts invest.

(2) These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Underlying Fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the Underlying Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) Beginning in 2003, the highest unit value and total return correspond with the product with the lowest expense ratio. The lowest unit value and total return correspond with the product with the highest expense ratio.

                            PART C. OTHER INFORMATION

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS

     (a)  FINANCIAL STATEMENTS

          Financial Statements Included in Part A
          None

          Financial Statements Included in Part B
          Financial Statements for Allmerica Financial Life Insurance and Annuity Company
          Financial Statements for Separate Account KG of Allmerica Financial Life Insurance and Annuity Company

          Financial Statements Included in Part C
          None

     (b)  EXHIBITS

               EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated June 13, 1996 was previously filed on August 9, 1996 in Registrant's Initial Registration Statement No. 333-09965/811-7767, and is incorporated by reference herein.

               EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

               EXHIBIT 3  (a)  Wholesaling Agreement was previously filed on
                               August 9, 1996 in Registrant's Initial
                               Registration Statement No. 333-09965/811-7767, and is incorporated by reference herein.

                          (b) Underwriting and Administrative Services Agreement was previously filed on April 30, 1998 in Post-Effective Amendment No. 2 of Registration Statement No. 333-09965/811-7767, and is
                               incorporated by reference herein.

                          (c) Bonus Product Commissions Schedule was previously filed on October 8, 1999 in Pre-Effective Amendment No. 1 of Registration Statement No. 333-81019/811-7767, and is incorporated by reference herein. Sales Agreements with Commission Schedule were previously filed on April 30, 1998 in Post-Effective Amendment No. 2 of Registration Statement No. 333-09965/811-7767, and are incorporated by reference herein.

                          (d) General Agent's Agreement was previously filed on April 30, 1998 in Post-Effective Amendment No. 2 of Registration Statement No. 333-09965/811-7767, and is incorporated by reference herein.

                          (e) Career Agent Agreement was previously filed on April 30, 1998 in Post-Effective Amendment No. 2 of Registration Statement No. 333-09965/811-7767, and is incorporated by reference herein.

                          (f) Registered Representative's Agreement was previously filed on April 30, 1998 in Post-Effective Amendment No. 2 of Registration Statement No. 333-09965/811-7767, and is
                               incorporated by reference herein.

                          (g) Form of Indemnification Agreement with Scudder Kemper was previously filed on April 30, 1998 in Post-Effective Amendment No. 2 of Registration Statement No. 333-09965/811-7767, and is
                               incorporated by reference herein.

               EXHIBIT 4 The following documents were previously filed on June 18, 1999 in Registrant's Initial Registration Statement No. 333-81019/811-7767, and are incorporated by reference herein.

                               (a)  Contract Form A3028-99;
                               (b)  Specification Pages Form A8028-99;
                               (c)  Enhanced Death Benefit "EDB" Rider
                                    (Form 3263-99);
                               (d)  Enhanced Death Benefit "EDB" Rider
                                    (Form 3264-99);
                               (e)  Enhanced Death Benefit "EDB" Rider
                                    (Form 3265-99);
                               (f) Minimum Guaranteed Annuity Payout ("M-GAP") Rider (Form 3269-99);
                               (g)  Trail Employee Program Endorsement
                                    (Form 3274-99);
                               (h)  Trail Employee Program Endorsement
                                    (Form 3275-99)
                               (i)  EER Rider (Form 3240-01) was previously
                                    filed on August 3, 2001 in Post-Effective
                                    Amendment No. 6 of Registrant's Registration
                                    Statement (File Nos. 333-78245, 811-6632),
                                    and is incorporated by reference herein.
                               (j)  EDB Rider (Form 3241-01) was previously
                                    filed on August 3, 2001 in Post-Effective
                                    Amendment No. 6 of Registrant's Registration
                                    Statement (File Nos. 333-78245, 811-6632),
                                    and is incorporated by reference herein.
                               (k) Form of 7% EDB Rider (Form 3303-1) and 7% EDB Rider with Annual Step-up Rider (Form 3304-01 were previously filed on October 30, 2001 in Post-Effective Amendment No. 5 Registrant's Registration Statement No. 333-81019/811-07776, and is incorporated by reference herein.

               EXHIBIT 5 Application Form SML-1460K was previously filed on June 18, 1999 in Registrant's Initial Registration Statement No. 333-81019/811-7767, and is incorporated by reference herein.

               EXHIBIT 6 Bylaws, as amended of the Company, effective as of December 30, 2005 was previously filed on April 2006 in Registrant's Post-Effective Amendment No. 27 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. The Depositor's Articles of Incorporation, as amended, effective October 1, 1995 to reflect its new name, and Bylaws were previously filed on August 9, 1996 in Registrant's Initial Registration Statement No. 333-09965/811-7767, and are incorporated by reference herein.

               EXHIBIT 7  (a)  Variable Annuity GMDB Reinsurance Agreement
                               between Allmerica Financial Life Insurance and Annuity Company and Ace Tempest Life Reinsurance LTD dated December 1, 2002 was previously filed on February 12, 2003 in Post-Effective Amendment No. 10 (File Nos. 333-78245, 811-6632) and is
                               incorporated by reference herein.

                          (b) Variable Annuity GMDB Reinsurance Agreement between Allmerica Financial Life Insurance and Annuity Company and Ace Tempest Life Reinsurance LTD dated December 1, 2002 was previously filed on February 12, 2003 in Post-

                               Effective Amendment No. 10 (File Nos. 333-78245, 811-6632) and is incorporated by reference herein.

                          (c) Variable Annuity GMDB Reinsurance Agreement between Allmerica Financial Life Insurance and Annuity Company and RGA Reinsurance Company dated December 1, 2002 was previously filed on February 12, 2003 in Post-Effective Amendment No. 10 (File Nos. 333-78245, 811-6632) and is incorporated by reference herein.

                          (d) Variable Annuity GMDB Reinsurance Agreement between Allmerica Financial Life Insurance and Annuity Company and RGA Reinsurance Company dated December 1, 2002 was previously filed on February 12, 2003 in Post-Effective Amendment No. 10 (File Nos. 333-78245, 811-6632) and is incorporated by reference herein.

               EXHIBIT 8  (a)  Service Agreement dated March 1, 2001 between
                               Boston Financial Data Services, Inc. and
                               Allmerica Financial Life Insurance and Annuity Company for lockbox and mailroom services was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is
                               incorporated by reference herein.

                          (b) Form of Scudder Services Agreement was previously filed on April 30, 1998 in Post-Effective Amendment No. 2 of Registration Statement No. 333-09965/811-7767, and is incorporated by reference herein.

                          (c)  Directors' Powers of Attorney are filed herewith.

                          (d) Third Party Agreement (TPA) between Security Benefit Life Insurance Co, Security Distributors, Inc and The Goldman Sachs Group, Inc. was previously filed on February 10, 2006 in Registrant's Post-Effective Amendment No. 27 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

                          (e) Form of Administrative Services Agreement dated January 2, 2006 between the Company and Goldman Sachs Variable Insurance Trust was previously filed on February 10, 2006 in Registrant's Post-Effective Amendment No. 27 (Registration Statement No. 33-39702/811-6293, and is
                               incorporated by reference herein.

                          (f) Work Assignment between Security Benefit Life Insurance Co, Security Distributors, Inc and the Company was previously filed on February 10, 2006 in Registrant's Post-Effective Amendment No. 27 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

                          (g) Form of Transition Services Agreement dated December 30, 2005 between The Hanover Insurance Group, Inc., First Allmerica Financial Life Insurance Company, and Allmerica Financial Life Insurance and Annuity Company, and The Goldman Sachs Group, Inc. was previously filed on February 10, 2006 in Registrant's Post-Effective Amendment No. 27 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

                          (h) Form of Restructuring Agreement between First Allmerica Financial Life Insurance Company and Allmerica Financial Life Insurance and Annuity Company was previously filed on February 10, 2006 in Registrant's Post-Effective Amendment No. 27 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

               EXHIBIT 9       Opinion of Counsel is filed herewith.

               EXHIBIT 10 Consent of Independent Registered Public Accounting Firm is filed herewith.

               EXHIBIT 11      None.

               EXHIBIT 12      None.

               EXHIBIT 13 Schedule for Computation of Performance Quotations was previously filed on October 8, 1999 in Pre-Effective Amendment No. 1 of Registration Statement No. 333-81019/811-7767 and is incorporated by reference herein.

               EXHIBIT 14      Not Applicable.

               EXHIBIT 15 (a)  Amendment to Kemper Participation Agreement was
                               previously filed in April 2000 in Post-Effective Amendment No. 7 of Registration Statement No. 333-09965/811-7767, and is incorporated by reference herein. Participation Agreement with Kemper was previously filed on November 6, 1996 in Pre-Effective Amendment No. 1 of Registration Statement No. 333-09965/811-7767, and is
                               incorporated by reference herein.

                          (b) Amendment dated May 1, 2002 to the Participation Agreement with Scudder Investments Inc. and Scudder Distributors was previously filed on April 28, 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Participation Agreement with Scudder Investments Inc. and Scudder Distributors was previously filed in April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment dated October 1, 2000 with Scudder Kemper was previously filed in April 27, 2001 in Post-Effective Amendment No. 8 of Registration Statement No. 333-09965/811-7767, and is
                               incorporated by reference herein. Form of Participation Agreement with Scudder Kemper was previously filed on April 30, 1998 in Post-Effective Amendment No. 2 of Registration Statement No. 333-09965/811-7767, and is
                               incorporated by reference herein.

                          (c) Amendment dated December 15, 2001 with Dreyfus was previously filed on April 28, 2003 in Post-Effective Amendment No. 11 of Registration Statement No. 333-09965/811-7767, and is
                               incorporated by reference herein. Amendment dated December 19, 2000 with Dreyfus was previously filed in April 27, 2001 in Post-Effective Amendment No. 8 of Registration Statement No. 333-09965/811-7767, and is incorporated by reference herein. Participation Agreement with Dreyfus was previously filed on June 23, 1999 in Post-Effective Amendment No. 3 of Registration Statement No. 333-63091/811-7767, and is
                               incorporated by reference herein.

                          (d) Amendment dated June 1, 2002 with Alger was previously filed on April 28, 2003 in Post-Effective Amendment No. 8 of Registration Statement No. 333-81019/811-7767, and is
                               incorporated by reference herein. Amendment dated May 31, 2000 with Alger was previously filed in April 27, 2001 in Post-Effective Amendment No. 4 of Registration Statement No. 333-81281/811-6293, and is incorporated by reference herein. Amendment dated May 30, 2000 with Alger was previously filed in December 2000 in Post-Effective Amendment No. 4 of Registration Statement No. 333-81281/811-6293, and is
                               incorporated by reference herein. Participation Agreement with Alger was previously filed in April 2000 in Post-Effective Amendment No. 7 of Registration Statement No. 333-09965/811-7767, and is incorporated by reference herein.

                          (e) Amendment dated January 7, 2002 with Credit Suisse Trust (Warburg Pincus) was previously filed on April 28, 2003 in Post-Effective Amendment No. 11 of Registration Statement No. 333-09965/811-7767, and is incorporated by reference herein. Form of Amendment dated August 25, 2000 with Warburg Pincus was previously filed in April 27, 2001 in Post-Effective Amendment No. 8 of Registration Statement
                               No. 333-09965/811-7767, and is incorporated by reference herein. Participation Agreement with Warburg Pincus was previously filed in April 2000 in Post-Effective Amendment No. 7 of Registration Statement No. 333-09965/811-7767, and is
                               incorporated by reference herein.

                          (f)  Amendment dated October 31, 2001 to the
                               Participation Agreement with INVESCO was previously filed in April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is
                               incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Participation Agreement with INVESCO was previously filed in April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

ITEM 25.    DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR

The Principal business address of all the following Directors and Officers is:
85 Broad Street
New York, NY  10004

                 DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME                            POSITION WITH COMPANY
----                            ---------------------
Allan S. Levine                 Chairman of the Board

John J. Fowler                  Vice President and Chief Financial Officer

Nicholas Helmuth von Moltke     Director, Vice President, and Chief Operating Officer

John W. McMahon                 Director

Timothy J. O'Neill              Director

Marc A. Spilker                 Director

Samuel Ramos                    Vice President and Secretary

Michael A. Reardon              Director, President, and Chief Executive Officer

Amol Sagon Naik                 Vice President and Treasurer

Alan Akihiro Yamamura           Vice President and Chief Risk Officer

Margot K. Wallin                Vice President and Chief Compliance Officer

ITEM 26.    PERSONS UNDER COMMON CONTROL WITH REGISTRANT

     See attached organization chart.

                          THE GOLDMAN SACHS GROUP, INC.

                                                      OWNERSHIP     PARENT
   DOMICILE      ENTITY #        ENTITY NAME              %            #             PARENT NAME            BUSINESS DESCRIPTION
British Virgin   0290       Goldman Sachs                  100.00       0001   Goldman, Sachs & Co.      Entity that employs U.K.
Islands                     Services Limited                                                             Group personnel.
United Kingdom   0740       Goldman Sachs                  100.00       0009   The Goldman Sachs         Non-regulated UK based
                            Property Management                                Group, Inc.               entity that holds the
                                                                                                         fixed assets for all
                                                                                                         buildings on the London
                                                                                                         campus and incurs all
                                                                                                         expenses for operating and
                                                                                                         maintaining them.
Mexico           0652       Goldman Sachs Group y           99.00       0009   The Goldman Sachs         IBD Rep office in Mexico.
                            Compania, S. en N.C.                               Group, Inc.
Mexico           0653       Goldman Sachs Mexico            99.99       0009   The Goldman Sachs         Broker/dealer Broker
                            Casa de Bolsa, S.A.                                Group, Inc.               Dealer under liquidation
                            de C.V.                                                                      process.
Netherlands      0773       MB Acquisitions B.V.            50.00       0762   ELQ Investors, Ltd        Non performing loan
                                                                                                         portfolio investments.
Netherlands      0773       MB Acquisitions B.V.            50.00       M.I.%  Outside investors         Non performing loan
                                                                                                         portfolio investments.
Ireland          6114       GS European                    100.00       0009   The Goldman Sachs         To purchase and originate
                            Performance Fund                                   Group, Inc.               publicly and privately
                            Limited                                                                      issued fixed income
                                                                                                         securities.
Ireland          6115       GS Multi-Currency              100.00       0009   The Goldman Sachs         Incorporated to subscribe
                            European Performance                               Group, Inc.               for USD, GDP and Euro
                            Fund Limited                                                                 notes in GS European
                                                                                                         Performance Fund Limited
                                                                                                         and issue single currency
                                                                                                         Euro notes to the Investor.
United Kingdom   0768       Mont Blanc                     100.00       0762   ELQ Investors, Ltd        Non performing loan
                            Acquisitions Ltd                                                             portfolio investments.
Delaware         0250       Goldman Sachs Global            99.00       0009   The Goldman Sachs         1% general partner of
                            Holdings L.L.C.                                    Group, Inc.               various Goldman Sachs
                                                                                                         entities.
Delaware         0430       GS Hull Holding, Inc.          100.00       0009   The Goldman Sachs         One of the member owners
                                                                               Group, Inc.               of Hull.
Delaware         0530       GSEM (Del) Inc.                100.00       0009   The Goldman Sachs         General partner for GS
                                                                               Group, Inc.               Equity Market, L.P.
                                                                                                         (Bermuda).
Delaware         0531       GSEM (Del) LLC                 100.00       0530   GSEM (Del) Inc.           Holding company for GS
                                                                                                         Equity Market, L.P.
                                                                                                         (Bermuda).
Bermuda          0211       GS Equity Markets,              99.00       0531   GSEM (Del) LLC            Proprietary trader of
                            L.P. (Bermuda)                                                               Structured Equity Products.
Isle of Jersey   6107       Goldman Sachs                  100.00       0201   Goldman Sachs             The company acts as an
                            (Jersey) Limited                                   International             issuer of securitized
                                                                                                         derivatives in the UK
                                                                                                         market
Luxembourg       0321       Goldman Sachs Fund              99.00       0700   Goldman Sachs (UK)        Management company for
                            Management S.A.                                    L.L.C.                    German Bond Fund.
Netherlands      0842       Goldman Sachs Trading           99.75       0801   J. Aron & Company         Non-regulated entity
                            and Clearing Services                                                        established to employ
                            (Netherlands) B.V.                                                           traders in Rotterdam.
Italy            1280       Goldman Sachs                  100.00       0690   Goldman Sachs             Financial
                            (Espana), S.A.                                     (Netherlands) B.V.        advisory/investment
                                                                                                         banking entity.
United Kingdom   0705       Fleet Trade &                  100.00       0709   Goldman Sachs Group       The company undertakes
                            Transport Limited                                  Holdings (U.K.)           commodities trading in oil
                                                                                                         and shipping operations,
                                                                                                         principally vessel
                                                                                                         chartering.
United Kingdom   0730       Goldman Sachs                  100.00       0709   Goldman Sachs Group       London based bank involved
                            International Bank                                 Holdings (U.K.)           in loan origination,
                                                                                                         secondary dealing in bank
                                                                                                         loans and related
                                                                                                         activities
United Kingdom   0810       J. Aron & Company               99.00       0220   Goldman Sachs Holdings    U.K. dealer in
                            (U.K.)                                             (U.K.)                    commodities; registered
                                                                                                         with The Financial
                                                                                                         Services Authority.
United Kingdom   6100       Goldman Sachs Europe            99.00       0220   Goldman Sachs Holdings    Agency stock lending
                                                                               (U.K.)                    business.
United Kingdom   0240       Goldman Sachs Asset             99.00       0220   Goldman Sachs Holdings    Offers equity, fixed
                            Management                                         (U.K.)                    income portfolio and
                            International                                                                mutual fund management
                                                                                                         services in London.
Germany          0105       Archon Group                   100.00       0104   Archon International,     Provides consultancy on
                            Deutschland GmbH                                   Inc.                      economic and technical
                                                                                                         aspects of investment in
                                                                                                         real estate. Set up to
                                                                                                         support Archon's
                                                                                                         activities in Germany.
Germany          0137       Delmora Bank GmbH              100.00       0104   Archon International,     Performing and non
                                                                               Inc.                      performing loan portfolio
                                                                                                         servicer.
Netherlands      0170       Singel Cool One B.V.           100.00       2200   GS Financial Services     Holding entity. Limited
                                                                               L.P. (Del)                partner of Archon Group
                                                                                                         France
Netherlands      0171       Singel Cool Two B.V.           100.00       2200   GS Financial Services     Holding entity. Limited
                                                                               L.P. (Del)                partner of Archon Group
                                                                                                         France
France           0172       Archon Group (France)           99.98       0170   Singel Cool One B.V.      Provides real estate loan
                                                                                                         and property asset
                                                                                                         management as well as
                                                                                                         underwriting services.
Delaware         0683       Goldman Sachs Hedge             99.00       0009   The Goldman Sachs         Registered as a Commodity
                            Fund Strategies LLC                                Group, Inc.               Pool Operator and a
                                                                                                         Commodity Trading Advisor
                                                                                                         with the Commodity Futures
                                                                                                         Trading Commission and is a
                                                                                                         member of the National
                                                                                                         Futures Association in such
                                                                                                         capacities, and is
                                                                                                         registered with the
                                                                                                         Securities and Exchange
                                                                                                         Commission as an
                                                                                                         investment adviser.
Delaware         0080       Goldman Sachs                  100.00       0009   The Goldman Sachs         Owns 1% of Goldman Sachs
                            Financial Markets                                  Group, Inc.               Financial Markets, L.P.
                            L.L.C.
Delaware         6051       Goldman Sachs                   99.00       0009   The Goldman Sachs         OTC derivatives dealer.
                            Financial Markets,                                 Group, Inc.
                            L.P.
United States    0808       River North                    100.00       0009   The Goldman Sachs         Technology hosting.
                            Technologies, INC.                                 Group, Inc.
Delaware         0106       Goldman Sachs                   99.00       1503   MLQ Investors, L.P.       Limited partnership
                            Commercial Mortgage                                                          designed to invest in
                            Capital, L.P.                                                                commercial mortgages.
New York         1502       Goldman Sachs                   99.00       0009   The Goldman Sachs         Purchases and sells
                            Mortgage Company                                   Group, Inc.               residential and commercial
                                                                                                         mortgages for its own
                                                                                                         account.
Delaware         1503       MLQ Investors, L.P.             99.00       0009   The Goldman Sachs         Holds certain mortgage
                                                                               Group, Inc.               properties for liquidation.
Delaware         1510       Main Street Mortgage            99.00       0009   The Goldman Sachs         Florida subsidiary
                            Company, Limited                                   Group, Inc.               acquired to service
                            Partnership                                                                  mortgage portfolios
                                                                                                         (primarily those held by
                                                                                                         Goldman Sachs Mortgage
                                                                                                         Company).
Delaware         1512       GS Mortgage                    100.00       0009   The Goldman Sachs         Formed to issue bond or
                            Securities                                         Group, Inc.               trusts collateralized by
                            Corporation II                                                               commercial mortgage pools.
Delaware         1515       Strategic Mortgage              99.00       0009   The Goldman Sachs         To hold debt and equity
                            Holdings, L.P.                                     Group, Inc.               interests in a Canadian
                                                                                                         broker business.
United States    1521       GRMT, Ltd.                     100.00       1502   Goldman Sachs Mortgage    Entity established to
                                                                               Company                   purchase a performing
                                                                                                         sub-prime pool of
                                                                                                         residential mortgage loans.
United States    1526       SMH II, LLC                    100.00       1515   Strategic Mortgage        Entity established to
                                                                               Holdings, L.P.            facilitate structured
                                                                                                         financing.
United States    1527       Deerwood Corp.                 100.00       0009   The Goldman Sachs         To hold and sell
                                                                               Group, Inc.               manufactured housing loans.
Delaware         1534       Goldman Sachs Asset            100.00       0009   The Goldman Sachs         Acquisition and
                            Backed Securities                                  Group, Inc.               disposition of asset
                            Corp.                                                                        backed securities.
Delaware         2201       Mortgage Asset                 100.00       0009   The Goldman Sachs         Performs administrative
                            Management Corp.                                   Group, Inc.               services related to
                                                                                                         issuance of collateralized
                                                                                                         mortgage obligations GS
                                                                                                         Mortgage Security Corp.
Delaware         2202       GS Mortgage                    100.00       0009   The Goldman Sachs         Issues bonds and/or form
                            Securities Corp.                                   Group, Inc.               trusts to issue bonds
                                                                                                         collateralized by pools of
                                                                                                         mortgage related
                                                                                                         securities.
Delaware         0101       Archon Gen-Par, Inc.           100.00       0009   The Goldman Sachs         1% general partner of
                                                                               Group, Inc.               Archon Group, L.P.
Delaware         0104       Archon International,          100.00       2200   GS Financial Services     Holds investments in
                            Inc.                                               L.P. (Del)                Archon Group Italia S.r.l
                                                                                                         and Archon Group
                                                                                                         International, Inc.
Netherlands      0793       Blossom Holding III BV         100.00       2400   GS European               GS European Opportunities
                                                                               Opportunities             Fund BV subsidary for Ihr
                                                                               Investment Fund B.V.      Platz Investment
United Kingdom   0772       CDV-3, LTD                     100.00       0762   ELQ Investors, Ltd        To hold a portfolio of non
                                                                                                         performing loans in Czech
                                                                                                         Republic.
Netherlands      1491       Ares (Real Estate)              50.00       2200   GS Financial Services     Established to hold real
                            B.V.                                               L.P. (Del)                estate assets from the
                                                                                                         loan workouts in Ares
                                                                                                         Finance S.r.l.
Netherlands      1491       Ares (Real Estate)              50.00       M.I.%  Outside investors         Established to hold real
                            B.V.                                                                         estate assets from the
                                                                                                         loan workouts in Ares
                                                                                                         Finance S.r.l.
Italy            1493       Ares Finance S.r.l.             50.00       0009   The Goldman Sachs         A securitization vehicle
                                                                               Group, Inc.               established under Italian
                                                                                                         law that holds
                                                                                                         sub-performing assets and
                                                                                                         has issued debt secured by
                                                                                                         these assets.
Italy            1493       Ares Finance S.r.l.             50.00       M.I.%  Outside investors         A securitization vehicle
                                                                                                         established under Italian
                                                                                                         law that holds
                                                                                                         sub-performing assets and
                                                                                                         has issued debt secured by
                                                                                                         these assets.
Delaware         1523       CDV-1 Holding Company          100.00       1513   MTGLQ Investors, L.P.     General partner for CDV-1
                            Gen-Par, L.L.C.                                                              Holding Company, LP.
United Kingdom   1524       CDV-1, Ltd.                     91.62       1525   CDV-1 Holding Company,    Set up as a UK-based
                                                                               L.P.                      entity to hold
                                                                                                         non-performing loans.
Delaware         1525       CDV-1 Holding                   89.78       1513   MTGLQ Investors, L.P.     Set up as a partnership to
                            Company, L.P.                                                                own CDV-1, Ltd.
United Kingdom   1528       CDV-2, Ltd.                     90.00       0762   ELQ Investors, Ltd        Entity established to hold
                                                                                                         Czech loan portfolios.
Delaware         2200       GS Financial Services          100.00       0009   The Goldman Sachs         Financing and holding
                            L.P. (Del)                                         Group, Inc.               company for various GS
                                                                                                         entities.
British Virgin   0920       Goldman Sachs                  100.00       1001   Goldman Sachs Global      Expatriate and TCN dual
Islands                     Services (B.V.I.)                                  Services II Limited       contract employment
                            Limited                                                                      vehicle.

Cayman Islands   1000       Goldman Sachs Global           100.00       0009   The Goldman Sachs         Non-regulated entity which
                            Services I Limited                                 Group, Inc.               employs U.S. citizens or
                                                                                                         green card holders in
                                                                                                         various foreign offices.
Cayman Islands   1001       Goldman Sachs Global            99.00       1222   Goldman Sachs (Cayman)    Non-regulated entity that
                            Services II Limited                                Holding Company           employs U.S. citizens or
                                                                                                         green card holders in
                                                                                                         various foreign offices.
New Jersey       0091       GSJC 50 Hudson Urban           100.00       0009   The Goldman Sachs         Lessee and construction
                            Renewal L.L.C.                                     Group, Inc.               agent for construction
                                                                                                         project in Jersey City.
Delaware         0092       GSJC Land L.L.C.               100.00       0009   The Goldman Sachs         Land owner - Jersey City
                                                                               Group, Inc.
New Jersey       0093       GSJC 30 Hudson Urban           100.00       0009   The Goldman Sachs         Lessee and construction
                            Renewal L.L.C.                                     Group, Inc.               agent for construction
                                                                                                         project in Jersey City.
Delaware         0094       GSJC Master Lessee             100.00       0009   The Goldman Sachs         Master lessee for
                            L.L.C.                                             Group, Inc.               construction project in
                                                                                                         Jersey City
New Jersey       0096       MLK Drive Urban                100.00       0009   The Goldman Sachs         Lessee and construction
                            Renewal L.L.C.                                     Group, Inc.               agent for construction
                                                                                                         project in Jersey City.
Delaware         0097       PH Pier Management LLC         100.00       0092   GSJC Land L.L.C.          Purchasing, investing in,
                                                                                                         financing, selling,
                                                                                                         leasing and otherwise
                                                                                                         dealing with direct and
                                                                                                         indirect interests in real
                                                                                                         estate assets (including
                                                                                                         mortgage loans) and in
                                                                                                         companies or entities
                                                                                                         owning, leasing and
                                                                                                         otherwise operating and
                                                                                                         maintaining such asset
New York         0487       SLK LLC                         99.00       0009   The Goldman Sachs         General partner of Goldman
                                                                               Group, Inc.               Sachs Execution &
                                                                                                         Clearing, L.P. (f/k/a
                                                                                                         Spear, Leeds & Kellogg,
                                                                                                         LP.)
Delaware         0488       SLK Acquisition                100.00       0009   The Goldman Sachs         Holding company owning 1%
                            Holdings, Inc.                                     Group, Inc.               membership interest in SLK
                                                                                                         LLC.
Delaware         0533       Federal Boulevard,             100.00       0009   The Goldman Sachs         Established to purchase a
                            L.L.C.                                             Group, Inc.               data center.
United Kingdom   0201       Goldman Sachs                   99.00       0220   Goldman Sachs Holdings    Broker/dealer which
                            International                                      (U.K.)                    engages in proprietary and
                                                                                                         agency transactions in the
                                                                                                         fixed income, equity, and
                                                                                                         currency markets; provides
                                                                                                         Investment banking services
                                                                                                         in Europe.
Delaware         0313       Goldman Sachs Asset             99.00       0009   The Goldman Sachs         Offers wide range of
                            Management, L.P.                                   Group, Inc.               investment advisory
                                                                                                         services and is holding
                                                                                                         company for Goldman Sachs
                                                                                                         Asset Management Japan
                                                                                                         Limited.
Delaware         0314       Stone Street Pep               100.00       0009   The Goldman Sachs         Consolidated employee fund.
                            Technology Fund 2000,                              Group, Inc.
                            L.P.
Delaware         0686       Goldman Sachs Liquid           100.00       0009   The Goldman Sachs         To facilitate the
                            Trading Opportunities                              Group, Inc.               consolidation of the GSAM
                            Fund, LLC                                                                    fund Seed Investments.
Delaware         0688       Goldman Sachs Core             100.00       0009   The Goldman Sachs         To achieve attractive
                            Long/Short Portfolio,                              Group, Inc.               risk-adjusted returns
                            L.P.                                                                         primarily by taking long
                                                                                                         and short positions in
                                                                                                         individual US equity
                                                                                                         securities.
Monaco           0227       Goldman Sachs                  100.00       0709   Goldman Sachs Group       IMD/PWM business
                            (Monaco) S.A.M.                                    Holdings (U.K.)           development in Monaco,
                                                                                                         Middle East area and
                                                                                                         France.
France           0851       Goldman Sachs Paris             99.00       0001   Goldman, Sachs & Co.      Activities : IBD,
                            Inc. et Cie                                                                  Equities, GSAM,
                                                                                                         derivatives with Mexican
                                                                                                         counterparts. Regulated by
                                                                                                         the Commission Bancaire.
New York         0484       SLK Index Specialists          100.00       0495   Goldman Sachs             Specialist and
                            L.L.C.                                             Execution & Clearing,     market-maker in various
                                                                               L.P.                      Exchange Traded Funds
                                                                                                         (ETFs) and options on ETFs
                                                                                                         which are traded on the
                                                                                                         AMEX.
New York         0485       Spear, Leeds &                 100.00       0495   Goldman Sachs             NYSE stock specialist firm
                            Kellogg Specialists                                Execution & Clearing,     on 2 stocks in Dow Jones
                            LLC                                                L.P.                      and 17 stocks in the S&P
                                                                                                         500.
New York         0495       Goldman Sachs                  100.00       0487   SLK LLC                   Broker Dealer (SEC File
                            Execution & Clearing,                                                        No. 8-00526), proprietary
                            L.P.                                                                         trading, and customer
                                                                                                         business clearing firm.
France           0763       Resimarne SAS                   86.00       0762   ELQ Investors, Ltd        Purchase of Euro Disney
                                                                                                         resort buildings.
France           0766       Percier Finance SAS             90.00       0762   ELQ Investors, Ltd        Investment company.
Portugal         0767       Fleet Properties,               99.00       0762   ELQ Investors, Ltd        REO vehicle for potential
                                                                                                         Compra e Venda de
                                                                                                         acquisitions of real
                                                                                                         Imoveis, Lda estate from
                                                                                                         PMF-1 Ltd.
United Kingdom   2403       PMF-1, Ltd.                     95.00       0762   ELQ Investors, Ltd        Set-up for the purpose of
                                                                                                         acquiring a portfolio of
                                                                                                         non-performing Portuguese
                                                                                                         mortgages.
United Kingdom   2404       PMF-2, LTD                      75.00       2400   GS European               Set-up for the purpose of
                                                                               Opportunities             acquiring a 95%
                                                                               Investment Fund B.V.      participation in a
                                                                                                         portfolio of
                                                                                                         non-performing Portuguese
                                                                                                         mortgages from PMF-1, Ltd.
United Kingdom   2404       PMF-2, LTD                      25.00       M.I.%  Outside investors         Set-up for the purpose of
                                                                                                         acquiring a 95%
                                                                                                         participation in a
                                                                                                         portfolio of
                                                                                                         non-performing Portuguese
                                                                                                         mortgages from PMF-1, Ltd.
Australia        2326       501-2 Investment               100.00       2325   Rothmill Investment       Set up as part of an AMSSG
                            Partnership                                        Company                   Structured Investing Group
                                                                                                         transaction.
Australia        2327       201-2 Investment               100.00       2325   Rothmill Investment       Set up as part of an AMSSG
                            Partnership                                        Company                   Structured Investing Group
                                                                                                         transaction.
Cayman Islands   2325       Rothmill Investment            100.00       2320   GS Diversified            Set up as part of an AMSSG
                            Company                                            Investments Limited       Structured Investing Group
                                                                                                         transaction.
Cayman Islands   2328       ACP Partnership                100.00       2324   Wyndham Investments II    Set up as part of an AMSSG
                            Services                                           Limited                   Structured Investing Group
                                                                                                         transaction.
Cayman Islands   2321       GS Diversified                 100.00       2322   GS DIversified Funding    Set up as part of an AMSSG
                            Holdings Limited                                   LLC                       Structured Investing Group
                                                                                                         transaction.
Cayman Islands   2323       Wyndham Investments I           86.67       2200   GS Financial Services     Set up as part of an AMSSG
                            Limited                                            L.P. (Del)                Structured Investing Group
                                                                                                         transaction.
Cayman Islands   2324       Wyndham Investments            100.00       2323   Wyndham Investments I     Set up as part of an AMSSG
                            II Limited                                         Limited                   Structured Investing Group
                                                                                                         transaction.
Cayman Islands   2330       Lorraine Funding               100.00       1222   Goldman Sachs (Cayman)    Set up as part of an AMSSG
                            Limited                                            Holding Company           Structured Investing Group
                                                                                                         transaction.
France           0413       Laffitte                        90.00       2331   Chiltern Trust            Set up as part of an AMSSG
                            Participation 10                                                             Structured Investing Group
                                                                                                         transaction.
France           0414       Laffitte                       100.00       0413   Laffitte Participation    Set up as part of an AMSSG
                            Participation 12                                   10                        Structured Investing Group
                                                                                                         transaction.
United States    0415       GS Longport                    100.00       0414   Laffitte Participation    Set up as part of an AMSSG
                            Investment Corporation                             12                        Structured Investing Group
                                                                                                         transaction.
United States    0416       GS Oceanside                   100.00       0415   GS Longport Investment    Set up as part of an AMSSG
                            Investments LLC                                    Corporation               Structured Investing Group
                                                                                                         transaction.
United States    0417       Normandy Funding               100.00       2200   GS Financial Services     Set up as part of an AMSSG
                            Corporation                                        L.P. (Del)                Structured Investing Group
                                                                                                         transaction.
United States    0417       Normandy Funding               100.00       2200   GS Financial Services     Set up as part of an AMSSG
                            Corporation                                        L.P. (Del)                Structured Investing Group
                                                                                                         transaction.
Isle of Jersey   2331       Chiltern Trust                  95.00       2200   GS Financial Services     Formed in connection with
                                                                               L.P. (Del)                a third party funding
                                                                                                         transaction.
Cayman Islands   0186       Elbe Funding Limited           100.00       1222   Goldman Sachs (Cayman)    Set up as part of an AMSSG
                                                                               Holding Company           Structured Investing Group
                                                                                                         transaction.
Isle of Jersey   0187       Rhys Trust                      95.00       2200   GS Financial Services     Set up as part of an AMSSG
                                                                               L.P. (Del)                Structured Investing Group
                                                                                                         transaction.
Isle of Jersey   0188       Sapien Limited                 100.00       0187   Rhys Trust                Set up as part of an AMSSG
                                                                                                         Structured Investing Group
                                                                                                         transaction.
Isle of Jersey   0189       Sargasso Limited               100.00       0188   Sapien Limited            Set up as part of an AMSSG
                                                                                                         Structured Investing Group
                                                                                                         transaction.
Delaware         0410       Minerva L.P.                    99.00       0009   The Goldman Sachs         Set up as part of an AMSSG
                                                                               Group, Inc.               Structured Investing Group
                                                                                                         transaction.
Delaware         0411       Minerva Inc.                   100.00       0009   The Goldman Sachs         Set up as part of an AMSSG
                                                                               Group, Inc.               Structured Investing Group
                                                                                                         transaction.
United States    0691       GS A320 LLC                    100.00       2298   GSFS Investments I        Set up as part of Private
                                                                               Corp.                     Finance Group Leasing
                                                                                                         Transaction.
United States    0692       GS RJX Leasing LLC             100.00       2298   GSFS Investments I        Set up as part of Private
                                                                               Corp.                     Finance Group Leasing
                                                                                                         Transaction.
Delaware         2228       Luge LLC                       100.00       2234   Mehetia Holdings Inc.     Set up as part of an AMSSG
                                                                                                         Structured Investing Group
                                                                                                         transaction.
Delaware         2234       Mehetia Holdings Inc.           50.00       2236   GS Mehetia LLC            Parent company of Luge
                                                                                                         LLC, Mehetia Inc and
                                                                                                         Carrera2 LLC.
Delaware         2234       Mehetia Holdings Inc.           30.00       2237   GS Mehetia Partnership    Parent company of Luge
                                                                               LP                        LLC, Mehetia Inc and
                                                                                                         Carrera2 LLC.
Delaware         2235       GS Mehetia Corp.               100.00       0009   The Goldman Sachs         Set up as part of an AMSSG
                                                                               Group, Inc.               Structured Investing Group
                                                                                                         transaction.
Delaware         2236       GS Mehetia LLC                 100.00       0009   The Goldman Sachs         Parent company of GS
                                                                               Group, Inc.               Mehetia Holdings Inc.
Delaware         2237       GS Mehetia                      99.00       2236   GS Mehetia LLC            Set up as part of an AMSSG
                            Partnership LP                                                               Structured Investing Group
                                                                                                         transaction.
Delaware         2238       Mehetia Inc.                   100.00       2234   Mehetia Holdings Inc.     Formed in connection with
                                                                                                         a third party funding
                                                                                                         transaction.
Delaware         2239       Carrera2 LLC                   100.00       2234   Mehetia Holdings Inc.     Set up as part of an AMSSG
                                                                                                         Structured Investing Group
                                                                                                         transaction.
Delaware         2284       GS Global Markets,             100.00       2200   GS Financial Services     Set up as part of an AMSSG
                            Inc.                                               L.P. (Del)                Structured Investing Group
                                                                                                         transaction.
Delaware         2299       Energy Center                  100.00       2298   GSFS Investments I        Set up as part of an AMSSG
                            Holdings, LLC                                      Corp.                     Structured Investing Group
                                                                                                         transaction.
United States    2301       GS 737 Classics                100.00       2298   GSFS Investments I        Set up as part of an AMSSG
                            Leasing LLC                                        Corp.                     Structured Investing Group
                                                                                                         transaction.
Delaware         2302       GS Funding                     100.00       2303   GS Funding                Set up as part of an AMSSG
                            Opportunities LLC                                  Opportunities II LLC      Structured Investing Group
                                                                                                         transaction.
Delaware         2303       GS Funding                     100.00       2200   GS Financial Services     Set up as part of an AMSSG
                            Opportunities II LLC                               L.P. (Del)                Structured Investing Group
                                                                                                         transaction.
United States    2320       GS Diversified                 100.00       2200   GS Financial Services     Set up as part of an AMSSG
                            Investments Limited                                L.P. (Del)                Structured Investing Group
                                                                                                         transaction.
United States    2322       GS DIversified                 100.00       0009   The Goldman Sachs         Set up as part of an AMSSG
                            Funding LLC                                        Group, Inc.               Structured Investing Group
                                                                                                         transaction.
United States    0554       GS Capital                     100.00       2200   GS Financial Services     Set up as part of an AMSSG
                            Opportunities LLC                                  L.P. (Del)                Structured Investing Group
                                                                                                         transaction.
United States    0555       GS Financing                   100.00       0554   GS Capital                Set up as part of an AMSSG
                            Opportunities LLC                                  Opportunities LLC         Structured Investing Group
                                                                                                         transaction.

Delaware         0190       GS Capital Partners            100.00       0009   The Goldman Sachs         Consolidated financials
                            2000 Employee Fund,                                Group, Inc.               for approximately twenty
                            L.P.                                                                         Principal Investments
                                                                                                         employee funds.
Delaware         0532       GS Prime Holdings              100.00       0009   The Goldman Sachs         Acquired as part of the
                            L.L.C.                                             Group, Inc.               Linden Venture.
Delaware         0948       GS Linden Power                100.00       0009   The Goldman Sachs         Consolidated financials
                            Holdings LLC                                       Group, Inc.               for six entities acquired
                                                                                                         as part of the Linden
                                                                                                         acquisition.
Singapore        0802       J. Aron & Company              100.00       0805   Goldman Sachs Foreign     Singapore based entity
                            (Singapore) Pte.                                   Exchange (Singapore)      that deals in commodities
                                                                               PTE.                      in the spot, forward and
                                                                                                         future markets.
Delaware         0100       Archon Group, L.P.              99.00       0009   The Goldman Sachs         Real estate property/asset
                                                                               Group, Inc.               manager owned by The
                                                                                                         Goldman Sachs Group, Inc.
Delaware         0107       Goldman Sachs                  100.00       1503   MLQ Investors, L.P.       Acts as a general partner
                            Commercial Mortgage                                                          of Archon Financial L.P.
                            Capital, LLC
New York         1501       Goldman Sachs Real             100.00       0009   The Goldman Sachs         1% corporate general
                            Estate Funding Corp.                               Group, Inc.               partner of Goldman Sachs
                                                                                                         Mortgage Company.
Delaware         1506       MLQ, L.L.C.                     99.00       0009   The Goldman Sachs         1% general partner of MLQ
                                                                               Group, Inc.               Investors, L.P. and MTGLQ
                                                                                                         Investors, L.P.
Delaware         1516       Strategic Mortgage             100.00       0009   The Goldman Sachs         General partner of
                            Holdings, Inc.                                     Group, Inc.               Strategic Mortgage
                                                                                                         Holdings, LP.
Japan            0406       Bay Wind Realty                 40.00       1503   MLQ Investors, L.P.       Real estate business.
                            Finance (Cayman)
                            Company
Japan            0406       Bay Wind Realty                 53.48       M.I.%  Outside investors         Real estate business.
                            Finance (Cayman)
                            Company
Japan            0552       South Wind Realty               46.52       1503   MLQ Investors, L.P.       Acquisition of golf
                            Finance (Cayman)                                                             courses and purchase of
                            Company                                                                      loans secured by Nitto
                                                                                                         Kogyo 30 golf courses.
Japan            0552       South Wind Realty               41.85       M.I.%  Outside investors         Acquisition of golf
                            Finance (Cayman)                                                             courses and purchase of
                            Company                                                                      loans secured by Nitto
                                                                                                         Kogyo 30 golf courses.
Japan            0307       Goldman Sachs Realty           100.00       1503   MLQ Investors, L.P.       Liaison services and other
                            Japan Ltd.                                                                   activities with respect to
                                                                                                         real estate loans,
                                                                                                         transactions in or outside
                                                                                                         of Japan; holds leases for
                                                                                                         Japan based entities,
                                                                                                         Japanese real estate agent
                                                                                                         services; serving as
                                                                                                         holding company of real
                                                                                                         estate loan Special Purpose
                                                                                                         Companies (SPCs).
Japan            0310       A&G Investments Co.,           100.00       0307   Goldman Sachs Realty      Non-performing loan
                            Ltd.                                               Japan Ltd.                investment.
Japan            0324       Palmwood Co., Ltd.             100.00       0307   Goldman Sachs Realty      Holding loans purchased
                                                                               Japan Ltd.                from PIAJ, Hyogin Factor,
                                                                                                         NED and Midori Card.
Delaware         0329       GS Strategic                   100.00       0009   The Goldman Sachs         Holds equity in private
                            Investments Japan LLC                              Group, Inc.               and public entities in
                                                                                                         Japan, TK arrangements in
                                                                                                         Japan, SPCs that hold
                                                                                                         investments
                                                                                                         (equity/loans/REO) in
                                                                                                         Japan, and US SPCs that
                                                                                                         have US investments that
                                                                                                         are a result of Japan
                                                                                                         business activities.
Japan            0330       Jupiter Investment             100.00       1503   MLQ Investors, L.P.       Holds Haseko and MyPrint
                            Co., Ltd.                                                                    shares and other equities.
Japan            0332       Lime Green Co., Ltd.           100.00       1503   MLQ Investors, L.P.       Purchasing and selling
                                                                                                         loans.
Japan            0333       CFGI Co., Ltd.                 100.00       0307   Goldman Sachs Realty      Purchase of non-performing
                                                                               Japan Ltd.                loans. Owns hotels.
Malaysia         0334       Mercer Investments IV           50.00       0160   Goldman Sachs (Asia)      Investment in the Cho Hung
                            Private Ltd.                                       Finance                   Bank deal.
Malaysia         0334       Mercer Investments IV           50.00       M.I.%  Outside investors         Investment in the Cho Hung
                            Private Ltd.                                                                 Bank deal.
Korea            0337       Express                        100.00       2204   Best Investments          Invest in Cho Hung bank
                            Securitization                                     (Delaware) L.L.C.         deal.
                            Specialty L.L.C.
Japan            0340       R & G Co., Ltd.                 93.33       0307   Goldman Sachs Realty      Invests in non-performing
                                                                               Japan Ltd.                loans.
Malaysia         0344       Mercer Investments V           100.00       0160   Goldman Sachs (Asia)      Investment in
                            Private Ltd.                                       Finance                   non-performing assets.
Korea            0345       Express II                      60.00       2204   Best Investments          Invest in Cho Hung bank
                            Securitization                                     (Delaware) L.L.C.         deal.
                            Specialty L.L.C.
Korea            0345       Express II                      40.00       M.I.%  Outside investors         Invest in Cho Hung bank
                            Securitization                                                               deal.
                            Specialty L.L.C.
Japan            0347       GAC Personal Co., Ltd.         100.00       0307   Goldman Sachs Realty      Purchasing residential
                                                                               Japan Ltd.                loans from Chiyoda Life.
Japan            0356       Archon Hospitality             100.00       0307   Goldman Sachs Realty      Holding company for
                            Co., Ltd.                                          Japan Ltd.                certain hotel entities.
Japan            0357       Leaf Green Co., Ltd            100.00       0307   Goldman Sachs Realty      Purchase of non-performing
                                                                               Japan Ltd.                loans.
Japan            0358       Linden Wood, Ltd.              100.00       1503   MLQ Investors, L.P.       Purchase of non-performing
                                                                                                         loans.
Japan            0359       Solar Wind Ltd.                100.00       1503   MLQ Investors, L.P.       Purchasing loans from SMBC.
Japan            0408       Prime Equity Co., Ltd.         100.00       0409   MG Partners Co., Ltd.     Real estate business.
Japan            0409       MG Partners Co., Ltd.          100.00       2313   Solar Wind TK             Real estate business.
                                                                                                         Consolidation of Japan
                                                                                                         entity.
Japan            0499       Kansai Realty Co.,             100.00       0409   MG Partners Co., Ltd.     Real estate business.
                            Ltd.
Japan            0501       Hyogo Wide Service             100.00       2309   GAC Personal TK           Guarantee loan purchased
                            Co., Ltd.                                                                    from RCC.
Japan            0502       Midori Data Co., Ltd.          100.00       2309   GAC Personal TK           Guarantee loan purchased
                                                                                                         from RCC.
Japan            0503       Wakaba Hoken Daiko             100.00       2309   GAC Personal TK           Guarantee loan purchased
                            Co., Ltd.                                                                    from RCC.
Japan            0504       Minami Aoyama                  100.00       0307   Goldman Sachs Realty      Land assemblage.  Partial
                            Kaihatsu Co., Ltd.                                 Japan Ltd.                owner of GS Headquarters
                                                                                                         LLC.
Japan            0791       Nihon Endeavor Fund             66.66       0307   Goldman Sachs Realty      Purchasing loan (SMBC
                            Co., Ltd.                                          Japan Ltd.                Rivival Fund).
Japan            0791       Nihon Endeavor Fund             33.34       M.I.%  Outside investors         Purchasing loan (SMBC
                            Co., Ltd.                                                                    Rivival Fund).
Japan            1990       Keyakizaka Finance             100.00       2200   GS Financial Services     Money lending business.
                            Co., Ltd.                                          L.P. (Del)
Japan            1991       Goldman Sachs Japan            100.00       2200   GS Financial Services     Money lending business.
                            Finance K.K.                                       L.P. (Del)
Japan            1993       CMA Co., Ltd.                  100.00       1994   Linden Wood IIS TK        Consolidation of Japan
                                                                                                         entity.
Japan            1994       Linden Wood IIS TK              75.00       2200   GS Financial Services     Consolidation of Japan
                                                                               L.P. (Del)                entity.
Japan            1995       Linden Wood IIS Ltd.           100.00       1503   MLQ Investors, L.P.       Consolidation of Japan
                                                                                                         entity.
Japan            1996       Merchant Support Co.,          100.00       0307   Goldman Sachs Realty      Merchant joint venture.
                            Ltd.                                               Japan Ltd.
Japan            1997       Real Estate Creation           100.00       0307   Goldman Sachs Realty      Consolidation of Japan
                            Fund Co., Ltd.                                     Japan Ltd.                entity.
Japan            1998       REC Investments Co.,           100.00       0307   Goldman Sachs Realty      Consolidation of Japan
                            Ltd.                                               Japan Ltd.                entity.
Japan            1999       Solar Wind II Ltd.             100.00       1503   MLQ Investors, L.P.       Consolidation of Japan
                                                                                                         entity.
Japan            2000       Solar Wind II TK                75.00       2356   Kirl (Delawar)e LLC       Consolidation of Japan
                                                                                                         entity.
Japan            2003       Kawasaki Holdings               71.50       M.I.%  Outside investors         Consolidation of Japan
                            Co., Ltd.                                                                    entity.
Japan            2004       Shiroganeya Co., Ltd.          100.00       0307   Goldman Sachs Realty      Consolidation of Japan
                                                                               Japan Ltd.                entity.
Japan            2005       White Ocean Co., Ltd.          100.00       0307   Goldman Sachs Realty      Consolidation of Japan
                                                                               Japan Ltd.                entity.
Japan            2006       Merchant Capital Co.,          100.00       0307   Goldman Sachs Realty      Consolidation of Japan
                            Ltd.                                               Japan Ltd.                entity.
Japan            2014       Sakurazaka Kaihatsu             50.00       0307   Goldman Sachs Realty      Consolidation of Japan
                            Co., Ltd.                                          Japan Ltd.                entity.
Japan            2014       Sakurazaka Kaihatsu             50.00       M.I.%  Outside investors         Consolidation of Japan
                            Co., Ltd.                                                                    entity.
Delaware         2204       Best Investments               100.00       2200   GS Financial Services     Holding company for
                            (Delaware) L.L.C.                                  L.P. (Del)                Express Securitization
                                                                                                         Specialty L.L.C. and
                                                                                                         Express II Securitization
                                                                                                         Specialty L.L.C.
Japan            2300       Minato Debt                    100.00       1503   MLQ Investors, L.P.       Core servicer for loan and
                            Collection K.K.                                                              real estate SPCs in Japan.
Japan            2309       GAC Personal TK                 95.00       2200   GS Financial Services     Purchasing residential
                                                                               L.P. (Del)                loans from Chiyoda Life.
Japan            2311       Linden Wood TK                  75.00       2200   GS Financial Services     Purchase of distressed
                                                                               L.P. (Del)                loans.
Japan            2312       Leaf Green TK                   45.51       0160   Goldman Sachs (Asia)      Purchase of non-performing
                                                                               Finance                   loans.
Japan            2312       Leaf Green TK                   49.49       M.I.%  Outside investors         Purchase of non-performing
                                                                                                         loans.
Japan            2313       Solar Wind TK                   75.00       2356   Kirl (Delawar)e LLC       Purchase of distressed
                                                                                                         loans.
Japan            2314       Nihon Endeavor Fund TK          55.04       0009   The Goldman Sachs         Purchase of distressed
                                                                               Group, Inc.               loans
Japan            2314       Nihon Endeavor Fund TK          41.56       M.I.%  Outside investors         Purchase of distressed
                                                                                                         loans
Japan            2315       Kyushu Hotel                   100.00       0307   Goldman Sachs Realty      Management of hotel.
                            Management Co., Ltd.                               Japan Ltd.
Cayman Islands   6001       JLQ LLC                        100.00       2200   GS Financial Services     Entity established for the
                                                                               L.P. (Del)                purchase of loans.
Japan            6005       JTGLQ Company                  100.00       2200   GS Financial Services     Group is primarily
                                                                               L.P. (Del)                involved in the
                                                                                                         acquisition of
                                                                                                         non-performing corporate
                                                                                                         loans from lending
                                                                                                         operations.
Japan            6006       JTGLQ TK                        32.33       6001   JLQ LLC                   Purchase of non-performing
                                                                                                         corporate loans.
Japan            6006       JTGLQ TK                        67.67       6005   JTGLQ Company             Purchase of non-performing
                                                                                                         corporate loans.

Japan            6007       Nasu Urban Properties          100.00       6001   JLQ LLC                   Holding property of
                            Co., Ltd.                                                                    Japanese style hotel,
                                                                                                         "Ouan".
Japan            0398       ReC Investments TK              69.00       0329   GS Strategic              Consolidation of Japan
                                                                               Investments Japan LLC     entity.
Japan            0398       ReC Investments TK              26.00       M.I.%  Outside investors         Consolidation of Japan
                                                                                                         entity.
Japan            0399       Real Estate Creation            85.00       0398   ReC Investments TK        Consolidation of Japan
                            Fund TK                                                                      entity.
Hong Kong        2353       FJT (HK) Limited                30.00       0165   Goldman Sachs (Asia)      To hold a hotel property
                                                                               Finance Holdings L.L.C.   in China.
Hong Kong        2353       FJT (HK) Limited                70.00       M.I.%  Outside investors         To hold a hotel property
                                                                                                         in China.
Japan            2015       Blue Daisy Co., Ltd.            50.00       0307   Goldman Sachs Realty      Consolidation of Japan
                                                                               Japan Ltd.                entity.
Japan            2015       Blue Daisy Co., Ltd.            50.00       M.I.%  Outside investors         Consolidation of Japan
                                                                                                         entity.
Japan            0173       Toriizaka Kaihatsu              28.50       0329   GS Strategic              Consolidation of Japan
                            Co., Ltd.                                          Investments Japan LLC     entity.
Japan            0173       Toriizaka Kaihatsu              71.50       M.I.%  Outside investors         Consolidation of Japan
                            Co., Ltd.                                                                    entity.
Japan            2354       Linden Wood II Ltd.             75.00       2200   GS Financial Services     Consolidation of Japan
                                                                               L.P. (Del)                entity.
Cayman Islands   1222       Goldman Sachs                   97.00       0009   The Goldman Sachs         Holding company for
                            (Cayman) Holding                                   Group, Inc.               Goldman, Sachs & Co. oHG,
                            Company                                                                      Goldman, Sachs & Co. Bank,
                                                                                                         Goldman Sachs (Cayman)
                                                                                                         Trust Limited, GS Asia LLC,
                                                                                                         Goldman Sachs Global
                                                                                                         Services II Limited, and GS
                                                                                                         Asia Pacific LLC.
United Kingdom   0220       Goldman Sachs                  100.00       0709   Goldman Sachs Group       Non-regulated holding
                            Holdings (U.K.)                                    Holdings (U.K.)           company for U.K. entities.
United Kingdom   0226       Signum Limited                 100.00       0700   Goldman Sachs (UK)        Entity used to report all
                                                                               L.L.C.                    consolidated Signum
                                                                                                         variable interest entities
                                                                                                         under FIN-46R.  (Not a
                                                                                                         legal entity - set up for
                                                                                                         SPV consolidation process
                                                                                                         only)
Delaware         0700       Goldman Sachs (UK)             100.00       0009   The Goldman Sachs         Non-regulated holding
                            L.L.C.                                             Group, Inc.               company for Goldman Sachs
                                                                                                         Group Holdings (U.K.)
United Kingdom   0709       Goldman Sachs Group            100.00       0700   Goldman Sachs (UK)        Holding company.  Owns
                            Holdings (U.K.)                                    L.L.C.                    100% of Fleet Trade; 100%
                                                                                                         of Goldman Sachs
                                                                                                         International Bank; and
                                                                                                         minority interest in a
                                                                                                         number of UK entities.
United Kingdom   1244       Killingholme Power             100.00       0709   Goldman Sachs Group       Acquired as part of an
                            Group Limited                                      Holdings (U.K.)           AMSSG Structured Investing
                                                                                                         Group transaction.
United Kingdom   1245       Killingholme                   100.00       1247   Killingholme Holdings     Acquired as part of an
                            Generation Limited                                 Limited                   AMSSG Structured Investing
                                                                                                         Group transaction.
United Kingdom   1246       Killingholme Power             100.00       1245   Killingholme              Acquired as part of an
                            Limited                                            Generation Limited        AMSSG Structured Investing
                                                                                                         Group transaction.
United Kingdom   1247       Killingholme Holdings          100.00       1244   Killingholme Power        Acquired as part of an
                            Limited                                            Group Limited             AMSSG Structured Investing
                                                                                                         Group transaction.
Cayman Islands   1539       Dunvegan Investments,          100.00       0220   Goldman Sachs Holdings    Investment company.
                            Ltd.                                               (U.K.)
United Kingdom   0291       GS Global Funding              100.00       0201   Goldman Sachs             Was holding a Far East
                            (UK) Limited                                       International             structured finance deal
                                                                                                         which has been unwound.
Delaware         0760       Goldman Sachs                   99.00       0009   The Goldman Sachs         Non-regulated Delaware
                            Overseas Finance, L.P.                             Group, Inc.               limited partnership formed
                                                                                                         to issue debt notes in
                                                                                                         back to back relationships
                                                                                                         with affiliates.
Delaware         0860       Goldman Sachs (UK)              99.00       0700   Goldman Sachs (UK)        Holding company which owns
                            L.L.C. III                                         L.L.C.                    Goldman Sachs Asset
                                                                                                         Management Holdings
United Kingdom   0862       Goldman Sachs Asset            100.00       0860   Goldman Sachs (UK)        Non-regulated holding
                            Management Holdings                                L.L.C. III                company formed in
                                                                                                         connection with CIN
                                                                                                         Management.
United Kingdom   0863       CIN Management                 100.00       0862   Goldman Sachs Asset       U.K. based asset
                                                                               Management Holdings       management company for
                                                                                                         British Coal pension
                                                                                                         funds. Company has ceased
                                                                                                         to trade and awaiting
                                                                                                         liquidation
Cayman Islands   2224       GS Global Funding              100.00       2223   GS Global Funding, Inc.   Holding company for
                            (Cayman) Limited                                                             Hechshire Limited.
United Kingdom   2225       Hechshire Limited              100.00       2224   GS Global Funding         Entity established to
                                                                               (Cayman) Limited          facilitate structured
                                                                                                         financing, specifically a
                                                                                                         loan note issuance by
                                                                                                         Goldman Sachs
                                                                                                         International.
United States    2020       GS Macro Investments           100.00       2002   GS Macro Investments      Set up as part of an AMSSG
                            III, LLC                                           LLC                       Structured Investing Group
                                                                                                         transaction.
United States    2021       GS Macro Investments           100.00       2002   GS Macro Investments      Set up as part of an AMSSG
                            IV, LLC                                            LLC                       Structured Investing Group
                                                                                                         transaction.
United States    2022       GS Macro Investments           100.00       2002   GS Macro Investments      Set up as part of an AMSSG
                            V, LLC                                             LLC                       Structured Investing Group
                                                                                                         transaction.
United States    2001       GS Wind Holdings LLC           100.00       2298   GSFS Investments I        Holding company for
                                                                               Corp.                     acquisition of Zilkha
                                                                                                         Renewable Energy.
United States    2002       GS Macro Investments            88.89       1513   MTGLQ Investors, L.P.     Set up as part of an AMSSG
                            LLC                                                                          Structured Investing Group
                                                                                                         transaction.
United States    2007       GSGF Investments Inc.          100.00       2223   GS Global Funding, Inc.   Set up as part of an AMSSG
                                                                                                         Structured Investing Group
                                                                                                         transaction.
United States    2008       GS Macro Investments           100.00       0009   The Goldman Sachs         Entity does not legally
                            2006 LLC                                           Group, Inc.               exist; in DBS for systems
                                                                                                         testing purposes.
United States    2009       GS Macro Investments           100.00       2002   GS Macro Investments      Set up as part of an AMSSG
                            II, LLC                                            LLC                       Structured Investing Group
                                                                                                         transaction.
United States    2010       GS Macro Investments           100.00       2002   GS Macro Investments      Set up as part of an AMSSG
                            I, LLC                                             LLC                       Structured Investing Group
                                                                                                         transaction.
United States    2011       Forres LLC                     100.00       2007   GSGF Investments Inc.     Set up as part of an AMSSG
                                                                                                         Structured Investing Group
                                                                                                         transaction.
United States    2012       Ellon LLC                      100.00       2011   Forres LLC                Set up as part of an AMSSG
                                                                                                         Structured Investing Group
                                                                                                         transaction.
Delaware         2223       GS Global Funding,             100.00       2200   GS Financial Services     Investment vehicle/holding
                            Inc.                                               L.P. (Del)                company for structured
                                                                                                         investments.
Delaware         2231       GSGF Mortgage I Co.             81.00       2223   GS Global Funding, Inc.   Set up as part of an AMSSG
                                                                                                         Structured Investing Group
                                                                                                         transaction.
Delaware         2232       GSGF Mortgage II Co.           100.00       2231   GSGF Mortgage I Co.       Set up as part of an AMSSG
                                                                                                         Structured Investing Group
                                                                                                         transaction.
Delaware         2258       GS Global Partners LLC         100.00       2200   GS Financial Services     Set up as part of an AMSSG
                                                                               L.P. (Del)                Structured Investing Group
                                                                                                         transaction.
Delaware         2279       GS Mortgage I                  100.00       1502   Goldman Sachs Mortgage    Set up as part of an AMSSG
                            Holdings, LLC                                      Company                   Structured Investing Group
                                                                                                         transaction.
Delaware         2298       GSFS Investments I             100.00       2200   GS Financial Services     Investment vehicle/holding
                            Corp.                                              L.P. (Del)                company for structured
                                                                                                         investments.
United States    2343       GS Diversified                 100.00       2200   GS Financial Services     Set up as part of an AMSSG
                            Finance I, LLC                                     L.P. (Del)                Structured Investing Group
                                                                                                         transaction.
United States    2344       GS Diversified                 100.00       2200   GS Financial Services     Set up as part of an AMSSG
                            Finance II, LLC                                    L.P. (Del)                Structured Investing Group
                                                                                                         transaction.
United States    2345       GS Diversified                 100.00       2200   GS Financial Services     Set up as part of an AMSSG
                            Finance III, LLC                                   L.P. (Del)                Structured Investing Group
                                                                                                         transaction.
United States    2346       GS Diversified                 100.00       2200   GS Financial Services     Set up as part of an AMSSG
                            Finance IV, LLC                                    L.P. (Del)                Structured Investing Group
                                                                                                         transaction.
United States    2347       GS Diversified                 100.00       2200   GS Financial Services     Set up as part of an AMSSG
                            Finance V, LLC                                     L.P. (Del)                Structured Investing Group
                                                                                                         transaction.
Delaware         2349       GS Diversified                  99.99       2200   GS Financial Services     Formed to facilitate a
                            Holdings II LLC                                    L.P. (Del)                client transaction.
Singapore        0804       Goldman Sachs                  100.00       0805   Goldman Sachs Foreign     Singapore based broker,
                            (Singapore) Pte.                                   Exchange (Singapore)      fund manager and
                                                                               PTE.                      investment banking advisor.
Philippines      6151       Astoria Investments            100.00       0160   Goldman Sachs (Asia)      The Company owns
                            Ventures, Inc.                                     Finance                   approximately 18.6% of the
                                                                                                         ERP shares issued by a
                                                                                                         Philippine metro operating
                                                                                                         company.
Delaware         0135       Goldman Sachs (China)           99.00       0009   The Goldman Sachs         Representative offices in
                            L.L.C.                                             Group, Inc.               Beijing and Shanghai.
Hong Kong        0435       Hull Trading Asia              100.00       0431   The Hull Group, L.L.C.    Proprietary trading firm.
                            Limited
Delaware         0118       Goldman Sachs (Asia)            99.00       1222   Goldman Sachs (Cayman)    Formed to assume Goldman
                            L.L.C.                                             Holding Company           Sachs (Asia) Securities
                                                                                                         Limited's non-exchange
                                                                                                         business in Hong Kong. Also
                                                                                                         has a representative in
                                                                                                         Bangkok, Thailand.
Hong Kong        0120       Goldman Sachs (Asia)            99.00       0009   The Goldman Sachs         Hong Kong based entity
                            Securities Limited                                 Group, Inc.               that executes agency
                                                                                                         transactions for affiliates
                                                                                                         on the Hong Kong stock
                                                                                                         exchange. Non-exchange
                                                                                                         business was transferred to
                                                                                                         Goldman Sachs (Asia) LLC in
                                                                                                         the first quarter of fiscal
                                                                                                         1995.
Hong Kong        0786       Goldman Sachs Futures           99.00       0801   J. Aron & Company         Entity which conducts Hong
                            (Asia) Limited                                                               Kong Futures Exchange
                                                                                                         (HKFE) business for
                                                                                                         affiliates through an
                                                                                                         outside broker. HKFE member
                                                                                                         and commodities dealer;
                                                                                                         registered with the Hong
                                                                                                         Kong Securities and Futures
                                                                                                         Commission.
Italy            0102       Archon Group Italia,           100.00       0104   Archon International,     Provides consulting
                            S.r.l.                                             Inc.                      services relating to
                                                                                                         assignment, acquisition,
                                                                                                         evaluation and management
                                                                                                         of immovable assets and/or
                                                                                                         assignment & management of
                                                                                                         credits.
United States    2329       GS Solar Power I, LLC          100.00       2298   GSFS Investments I        Set up as part of an AMSSG
                                                                               Corp.                     Structured Investing Group
                                                                                                         transaction.
Delaware         2233       GS Mortgage I                   95.00       1502   Goldman Sachs Mortgage    Set up as part of an AMSSG
                            Partners, L.P.                                     Company                   Structured Investing Group
                                                                                                         transaction.
Delaware         2270       GS Wind Power II, LLC          100.00       2298   GSFS Investments I        Set up as part of an AMSSG
                                                                               Corp.                     Structured Investing Group
                                                                                                         transaction.
Delaware         2283       GS Wind Power I, LLC           100.00       2200   GS Financial Services     Set up as part of an AMSSG
                                                                               L.P. (Del)                Structured Investing Group
                                                                                                         transaction.
Hong Kong        2290       GSFS Investor Inc.             100.00       0009   The Goldman Sachs         Set up as part of an AMSSG
                                                                               Group, Inc.               Structured Investing Group
                                                                                                         transaction.
Delaware         2305       Fluret Limited                 100.00       2304   Fluret Trust              Set up as part of an AMSSG
                                                                                                         Structured Investing Group
                                                                                                         transaction.
Delaware         0936       Distressed                      90.00       0009   The Goldman Sachs         Joint venture with Caisse
                            Opportunities                                      Group, Inc.               Depot to purchase assets.
                            International, Inc.
Delaware         0534       GS Power Holdings LLC          100.00       0009   The Goldman Sachs         Entity set-up to acquire
                                                                               Group, Inc.               Cogentrix.
Delaware         0535       American Gas Royalty            92.41       M.I.%  Outside investors         Part of the VPP Domninon
                            Trust                                                                        Transaction.

Cayman Islands   0723       GS Financial Products          100.00       0726   GSCI Holdings L.L.C.      Non-regulated Cayman
                            Co.                                                                          Island entity established
                                                                                                         to hold a 1% corporate
                                                                                                         general partnership
                                                                                                         interest in GS Financial
                                                                                                         Products, L.P.
Delaware         0726       GSCI Holdings L.L.C.            99.00       0009   The Goldman Sachs         Non-regulated Cayman
                                                                               Group, Inc.               Island holding company for
                                                                                                         various GS Financial
                                                                                                         Products entities.
Netherlands      0389       Goldman Sachs                  100.00       0009   The Goldman Sachs         Entity established to own
                            Holdings                                           Group, Inc.               GS limited partnership in
                            (Netherlands) B.V.                                                           GSMMDP.
Delaware         0360       Goldman Sachs Mitsui            49.00       0389   Goldman Sachs Holdings    AAA rated company
                            Marine Derivative                                  (Netherlands) B.V.        established to provide
                            Products, L.P.                                                               credit rating enhancement
                                                                                                         to derivative product
                                                                                                         trading.  All trades to
                                                                                                         third parties are back to
                                                                                                         back with affiliates.
Delaware         0360       Goldman Sachs Mitsui            50.00       M.I.%  Outside investors         AAA rated company
                            Marine Derivative                                                            established to provide
                            Products, L.P.                                                               credit rating enhancement
                                                                                                         to derivative product
                                                                                                         trading.  All trades to
                                                                                                         third parties are back to
                                                                                                         back with affiliates.
Delaware         0380       GSMMDPGP, Inc.                 100.00       0009   The Goldman Sachs         1% corporate general
                                                                               Group, Inc.               partner of Goldman Sachs
                                                                                                         Mitsui Marine Derivative
                                                                                                         Products, L.P.
Delaware         2209       Goldman Sachs Capital          100.00       2200   GS Financial Services     Restructured entity
                            Markets L.L.C.                                     L.P. (Del)                replacing GSCM; holds 1%
                                                                                                         interest in Goldman Sachs
                                                                                                         Capital Markets Partners,
                                                                                                         L.P (a material associated
                                                                                                         person).
Delaware         2210       Goldman Sachs Capital           99.00       2200   GS Financial Services     Non-regulated entity which
                            Markets, L.P.                                      L.P. (Del)                trades various fixed
                                                                                                         income derivative products
                                                                                                         with customers and
                                                                                                         affiliates.
Delaware         0561       LDT, Inc.                      100.00       0009   The Goldman Sachs         General partner of LDT
                                                                               Group, Inc.               Partners & 1% ownership in
                                                                                                         LDT Partners.
Delaware         0006       The Goldman, Sachs &           100.00       0009   The Goldman Sachs         Owns 0.2% of GS & Co.
                            Co. L.L.C.                                         Group, Inc.
Delaware         0007       The J. Aron                    100.00       0009   The Goldman Sachs         Owns 0.2% of J. Aron &
                            Corporation                                        Group, Inc.               Company and J. Aron
                                                                                                         Holdings L.P.
Delaware         0008       J. Aron Holdings, L.P.          99.80       0009   The Goldman Sachs         General partner of J. Aron
                                                                               Group, Inc.               & Company.
Delaware         0050       GSTP LLC                       100.00       0009   The Goldman Sachs         Leaseholder.
                                                                               Group, Inc.
Bermuda          0319       Goldman Sachs                  100.00       0009   The Goldman Sachs         To hold investments on
                            Investments Ltd.                                   Group, Inc.               behalf of yet-to-be formed
                                                                                                         funds.
Cayman Islands   0715       Goldman Sachs                   99.00       1222   Goldman Sachs (Cayman)    Trust company; acts as
                            (Cayman) Trust,                                    Holding Company           offshore fund
                            Limited                                                                      administrator.
Ireland          0318       Goldman Sachs                   99.00       0009   The Goldman Sachs         Investment fund manager
                            Management (Ireland)                               Group, Inc.               and offshore fund
                            Limited                                                                      administrator.
Nova Scotia      0154       CMLQ Investors Company          99.00       1513   MTGLQ Investors, L.P.     To invest in and hold
                                                                                                         performing Canadian loans.
Cayman Islands   1505       CL Investments Limited         100.00       0009   The Goldman Sachs         Non-regulated entity
                                                                               Group, Inc.               established to invest in
                                                                                                         an unaffiliated entity
                                                                                                         that holds a consumer loan
                                                                                                         portfolio.
Delaware         0397       Embargo, LLC                    80.00       1513   MTGLQ Investors, L.P.     To purchase portfolios of
                                                                                                         credit cards receivables.
United States    1494       PNW, LLC                       100.00       6117   SSIG SPF ONE LQ, LLC      A utilities supplier of
                                                                                                         energy and energy-related
                                                                                                         products.
Delaware         1517       SOPAC LLC                      100.00       0009   The Goldman Sachs         Purchase of securities
                                                                               Group, Inc.               from S. Pacific
                                                                                                         Liquidators.
California       1518       Southern Pacific               100.00       0009   The Goldman Sachs         Purchase of S. Pacific
                            Funding Corporation                                Group, Inc.               Funding Corp. and
                                                                                                         Residuals.
Delaware         1529       PRALQ, LLC                     100.00       6117   SSIG SPF ONE LQ, LLC      To purchase a portfolio of
                                                                                                         consumer receivables,
                                                                                                         primarily auto loans.
Delaware         1531       Arlo LLC                       100.00       6117   SSIG SPF ONE LQ, LLC      To purchase and hold
                                                                                                         non-performing loans.
Delaware         1532       MIL Phase I Dallas             100.00       1513   MTGLQ Investors, L.P.     To invest 0.2% interest in
                            Gen-Par, L.L.C.                                                              and serve as general
                                                                                                         partner of MIL Phase I
                                                                                                         Dallas, L.P.
Delaware         1533       MIL Phase I Dallas,             97.80       1513   MTGLQ Investors, L.P.     To purchase property.
                            L.P.
United States    1535       REP DER Gen-Par,               100.00       1513   MTGLQ Investors, L.P.     Holder of REP DER real
                            L.L.C.                                                                       estate Limited Partnership.
United States    1536       REP DER Real Estate             99.90       1513   MTGLQ Investors, L.P.     To acquire and hold a
                            Limited Partnership                                                          non-performing real estate
                                                                                                         secured loan (Deerfield
                                                                                                         asset).
United States    1537       REP MCR Realty, L.L.C.         100.00       1513   MTGLQ Investors, L.P.     To acquire and hold 2
                                                                                                         non-performing real estate
                                                                                                         secured loans (McCook and
                                                                                                         Randolph Assets).
DELAWARE         1543       MLQ-MLL, LLC                   100.00       1513   MTGLQ Investors, L.P.     To originate and purchase
                                                                                                         Mezzanine loans on real
                                                                                                         estate investments.
United States    1560       Asset Management               100.00       1513   MTGLQ Investors, L.P.     Set up to own 1% interest
                            Company of America,                                                          in Asset Management
                            L.L.C.                                                                       Company of America L.P.
United States    1561       Asset Management                99.00       1513   MTGLQ Investors, L.P.     Capital restructure.
                            Company of America,
                            L.P.
Delaware         1565       DAC Holdings I, L.L.C.         100.00       6117   SSIG SPF ONE LQ, LLC      Holding company for 6
                                                                                                         other special purpose
                                                                                                         partnerships involved in
                                                                                                         leveraged lease
                                                                                                         transactions.
Germany          1225       Goldman, Sachs & Co.           100.00       1220   Goldman, Sachs & Co.      Trustee function for
                            Verwaltungs GmbH                                   oHG                       Rhein-Donau and Capital
                                                                                                         Partners.
New York         0714       The Goldman Sachs              100.00       0009   The Goldman Sachs         A limited purpose trust
                            Trust Company                                      Group, Inc.               company which provides
                                                                                                         clearing, trust,
                                                                                                         investment management and
                                                                                                         other fidicuary services
                                                                                                         through its offices in New
                                                                                                         York, Boston and
                                                                                                         Princeton.  Other
                                                                                                         fiduciary services include
                                                                                                         securities lending
                                                                                                         services to institutions
                                                                                                         on an a
United Kingdom   6109       GSSM Holding (U.K.)            100.00       0009   The Goldman Sachs         To hold firm's investments
                                                                               Group, Inc.               in SMFG convertible
                                                                                                         preferreds - As of
                                                                                                         11-25-05, it no longer held
                                                                                                         the shares of GSSM Hldg
                                                                                                         Corp.
Republic of      0160       Goldman Sachs (Asia)            99.00       0165   Goldman Sachs (Asia)      Non-regulated company
Mauritius                   Finance                                            Finance Holdings L.L.C.   which trades currency,
                                                                                                         equity and fixed income
                                                                                                         products in the Hong Kong
                                                                                                         market.  Exempt dealer
                                                                                                         status under Hong Kong
                                                                                                         Securities Ordinance.
Malaysia         0162       Express Investments            100.00       0160   Goldman Sachs (Asia)      Entity participating in
                            III Private Ltd.                                   Finance                   non-performing loans.
Republic of      0164       Jade Dragon                    100.00       2204   Best Investments          To purchase about 21.5
Mauritius                   (Mauritius) Limited                                (Delaware) L.L.C.         million non-tradable legal
                                                                                                         person shares of a PRC
                                                                                                         listed company, in a
                                                                                                         discreet and tax efficient
                                                                                                         manner from a PRC trust
                                                                                                         company.
Delaware         0165       Goldman Sachs (Asia)            99.00       0001   Goldman, Sachs & Co.      Holding company of Goldman
                            Finance Holdings                                                             Sachs (Asia) Finance.
                            L.L.C.
Republic of      0823       Goldman Sachs                  100.00       2200   GS Financial Services     Proprietary trading and
Mauritius                   Investments                                        L.P. (Del)                intercompany
                            (Mauritius)                                                                  over-the-counter
                            I Limited                                                                    (OTC) derivatives -
                                                                                                         special purpose vehicle
                                                                                                         formed to deal in Indian
                                                                                                         shares; unregulated.
Cayman Islands   6138       Goldman Sachs                  100.00       0160   Goldman Sachs (Asia)      Set up for issuance of
                            Structured Products                                Finance                   Hong Kong listed warrants.
                            (Asia) Limited
Ireland          0124       Senna Investments              100.00       2200   GS Financial Services     To invest in KAMCO I loans
                            (Ireland) Limited                                  L.P. (Del)                purchased from Restamove
                                                                                                         Ireland Limited.  (Loans
                                                                                                         classified as non accrual
                                                                                                         but is continuing to pay
                                                                                                         interest)
Ireland          0163       NJLQ (Ireland) Limited         100.00       2200   GS Financial Services     Entity participating in
                                                                               L.P. (Del)                non-performing loans.
Ireland          0789       Triumph Investments            100.00       6150   Best II Investments       Primarily established to
                            (Ireland) Limited                                  (Delaware) L.L.C.         hold ASSG positions in
                                                                                                         Korean assets.
Ireland          0940       Restamove Ireland              100.00       2200   GS Financial Services     Primarily established to
                            Limited                                            L.P. (Del)                hold proprietary positions
                                                                                                         in Korean bonds and
                                                                                                         equities; all activity
                                                                                                         will be limited to
                                                                                                         affiliates and Korean
                                                                                                         broker/dealers.
Ireland          6136       Triumph II                     100.00       2200   GS Financial Services     Primarily established to
                            Investments (Ireland)                              L.P. (Del)                hold ASSG positions in
                            Limited                                                                      Korean assets.
Ireland          6137       Triumph III                    100.00       6150   Best II Investments       To hold an array of Dong
                            Investments (Ireland)                              (Delaware) L.L.C.         Ah Construction Ltd.
                            Limited                                                                      Claims with a portion
                                                                                                         guaranteed by Korea
                                                                                                         Express Co. ("KorEx") and
                                                                                                         certain direct claim of
                                                                                                         KorEx.
Ireland          6150       Best II Investments            100.00       2200   GS Financial Services     To hold ownerships of
                            (Delaware) L.L.C.                                  L.P. (Del)                Triumph Investments
                                                                                                         (Ireland) Limited and
                                                                                                         Triumph III Investments
                                                                                                         (Ireland) Limited.
Delaware         0027       Epoch Securities, Inc.         100.00       0009   The Goldman Sachs         An investment bank that
                                                                               Group, Inc.               uses sophisticated
                                                                                                         technology to connect to
                                                                                                         individual investors in
                                                                                                         the United States.
China            2240       GS Global Funding              100.00       0823   Goldman Sachs             Trustee for GS Global
                            Services I Limited                                 Investments               Funding Hong Kong Trust I.
                                                                               (Mauritius) I Limited
China            2241       GS Global Funding              100.00       0823   Goldman Sachs             Trustee for GS Global
                            Services II Limited                                Investments               Funding Hong Kong Trust II.
                                                                               (Mauritius) I Limited
China            2242       GS Global Funding               99.00       0009   The Goldman Sachs         Entity established to
                            Hong Kong I Limited                                Group, Inc.               facilitate structured
                                                                                                         financing.
China            2243       GS Global Funding               99.00       0009   The Goldman Sachs         Entity established to
                            Hong Kong II Limited                               Group, Inc.               facilitate structured
                                                                                                         financing.
China            2244       GS Global Funding              100.00       0160   Goldman Sachs (Asia)      Trust created to fund GS
                            Hong Kong Trust I                                  Finance                   Global Fund Hong Kong
                                                                                                         Partnership.

China            2245       GS Global Funding              100.00       0160   Goldman Sachs (Asia)      Trust created to fund GS
                            Hong Kong Trust II                                 Finance                   Global Fund Hong Kong
                                                                                                         Partnership.
China            2246       GS Global Funding              100.00       2245   GS Global Funding Hong    Partnership created to
                            Hong Kong Partnership                              Kong Trust II             enter into funding
                                                                                                         transactions with third
                                                                                                         parties.
Cayman Islands   0412       Amagansett Financing           100.00       0709   Goldman Sachs Group       Set up as part of an AMSSG
                            Limited                                            Holdings (U.K.)           Structured Investing Group
                                                                                                         transaction.
United Kingdom   2285       Goldman Sachs Capital          100.00       2200   GS Financial Services     Set up as part of an AMSSG
                            Investments Limited                                L.P. (Del)                Structured Investing Group
                                                                                                         transaction.
United Kingdom   2286       Goldman Sachs Capital          100.00       2285   Goldman Sachs Capital     Set up as part of an AMSSG
                            Investments II Limited                             Investments Limited       Structured Investing Group
                                                                                                         transaction.
United Kingdom   0032       Scadbury UK Limited            100.00       0709   Goldman Sachs Group       Set up as part of an AMSSG
                                                                               Holdings (U.K.)           Structured Investing Group
                                                                                                         transaction.
United Kingdom   0033       Amagansett UK Limited          100.00       0709   Goldman Sachs Group       Set up as part of an AMSSG
                                                                               Holdings (U.K.)           Structured Investing Group
                                                                                                         transaction.
United Kingdom   0034       Scadbury Assets                 99.00       0032   Scadbury UK Limited       Set up as part of an AMSSG
                                                                                                         Structured Investing Group
                                                                                                         transaction.
Cayman Islands   0035       Amagansett II Assets           100.00       0033   Amagansett UK Limited     Set up as part of an AMSSG
                            Limited                                                                      Structured Investing Group
                                                                                                         transaction.
Cayman Islands   0036       Scadbury Funding               100.00       0032   Scadbury UK Limited       Set up as part of an AMSSG
                            Limited                                                                      Structured Investing Group
                                                                                                         transaction.
Cayman Islands   0037       Amagansett Funding             100.00       0033   Amagansett UK Limited     Set up as part of an AMSSG
                            Limited                                                                      Structured Investing Group
                                                                                                         transaction.
United Kingdom   0038       Amagansett Assets               99.00       0033   Amagansett UK Limited     Set up as part of an AMSSG
                                                                                                         Structured Investing Group
                                                                                                         transaction.
Cayman Islands   0039       Scadbury II Assets             100.00       0032   Scadbury UK Limited       Set up as part of an AMSSG
                            LIMITED                                                                      Structured Investing Group
                                                                                                         transaction.
Cayman Islands   0401       Shire II Assets                100.00       0404   Shire UK Limited          Set up as part of an AMSSG
                            LIMITED                                                                      Structured Investing Group
                                                                                                         transaction.
Cayman Islands   0402       Shire Funding Limited          100.00       0404   Shire UK Limited          Set up as part of an AMSSG
                                                                                                         Structured Investing Group
                                                                                                         transaction.
United Kingdom   0403       Shire Assets                    99.00       0404   Shire UK Limited          Set up as part of an AMSSG
                                                                                                         Structured Investing Group
                                                                                                         transaction.
United Kingdom   0404       Shire UK Limited               100.00       0709   Goldman Sachs Group       Set up as part of an AMSSG
                                                                               Holdings (U.K.)           Structured Investing Group
                                                                                                         transaction.
Jersey,          2226       Cheshire Holdings              100.00       0009   The Goldman Sachs         Entity established to
Channel Islands             Europe Limited                                     Group, Inc.               facilitate structured
                                                                                                         financing.
United States    0111       GS MD80 Leasing LLC            100.00       2298   GSFS Investments I        Set up as part of an AMSSG
                                                                               Corp.                     Structured Investing Group
                                                                                                         transaction.
United States    0792       GS 767 Leasing LLC             100.00       2298   GSFS Investments I        Set up as part of an AMSSG
                                                                               Corp.                     Structured Investing Group
                                                                                                         transaction.
Delaware         2247       GS Global Funding II,          100.00       2223   GS Global Funding, Inc.   Holding company for GS
                            Co.                                                                          Global Funding III, Co.
Delaware         2248       GS Global Funding              100.00       2247   GS Global Funding II,     Holding company for GS
                            III, Co.                                           Co.                       Global Funding IV, LLC.
Delaware         2249       GS Global Funding IV,          100.00       2248   GS Global Funding III,    Investor in preferred
                            LLC                                                Co.                       securities.
Delaware         2250       GS Global                      100.00       2200   GS Financial Services     Investor in preferred
                            Investments, Co.                                   L.P. (Del)                securities.
Cayman Islands   2251       GS Global Investments          100.00       2252   GS Global Investments     Investor in preferred
                            II, Limited                                        III Trust                 securities.
Delaware         2252       GS Global Investments          100.00       2250   GS Global Investments,    Investor in preferred
                            III Trust                                          Co.                       securities.
Cayman Islands   2253       County Assets Limited          100.00       2254   County Funding            Established to facilitate
                                                                                                         structured financing.
United Kingdom   2254       County Funding                 100.00       2255   County UK Limited         Entity established to
                                                                                                         facilitate structured
                                                                                                         financing.
Cayman Islands   2255       County UK Limited              100.00       2256   GS Global Investments     Entity established to
                                                                               UK, Inc.                  facilitate structured
                                                                                                         financing.
Delaware         2256       GS Global Investments          100.00       2250   GS Global Investments,    Holding company formed in
                            UK, Inc.                                           Co.                       connection with a
                                                                                                         structured repo
                                                                                                         transaction.
Bermuda          2282       GS V-1 Holdings, L.P.           99.00       0250   GSCP (DEL) INC.           Entity established to
                                                                                                         facilitate structured
                                                                                                         financing.
Delaware         2287       Capital Investments            100.00       2286   Goldman Sachs Capital     Entity established to
                            (U.S.) III LLC                                     Investments II Limited    facilitate structured
                                                                                                         financing.
United Kingdom   2291       Minerva Investments             99.00       0411   Minerva Inc.              To facilitate structured
                            Partnership                                                                  financing.
Delaware         2304       Fluret Trust                    95.00       2200   GS Financial Services     Entity established to
                                                                               L.P. (Del)                facilitate structured
                                                                                                         financing.
Germany          0429       Hull Trading GmbH              100.00       0431   The Hull Group, L.L.C.    Proprietary trading firm;
                                                                                                         Entity was liquidated in
                                                                                                         Nov/Dec 2005 and is in the
                                                                                                         process of dissolution.
Vermont          0246       Pearl Street                   100.00       0009   The Goldman Sachs         Vermont captive insurance
                            Insurance Company,                                 Group, Inc.               company; to insure
                            Inc.                                                                         specific hazards and
                                                                                                         operational risks of the
                                                                                                         firm.
Illinois         0431       The Hull Group, L.L.C.          27.59       0009   The Goldman Sachs         Managing member for SLK
                                                                               Group, Inc.               Hull Derivatives LLC, Hull
                                                                                                         Trading GmbH, Hull Trading
                                                                                                         UK & Hull Trading Asia.
Illinois         0431       The Hull Group, L.L.C.          72.41       0430   GS Hull Holding, Inc.     Managing member for SLK
                                                                                                         Hull Derivatives LLC, Hull
                                                                                                         Trading GmbH, Hull Trading
                                                                                                         UK & Hull Trading Asia.
Delaware         0432       SLK-Hull Derivatives           100.00       0431   The Hull Group, L.L.C.    Registered broker-dealer
                            LLC                                                                          that operates as a
                                                                                                         market-maker and trader on
                                                                                                         various securities and
                                                                                                         futures exchanges.
Delaware         0706       Fleet Trade &                  100.00       0009   The Goldman Sachs         Non-regulated petroleum
                            Transport (U.S.A.)                                 Group, Inc.               shipping entity.
                            Ltd.
Delaware         0775       Goldman Sachs Power             99.00       0008   J. Aron Holdings, L.P.    Established to serve as
                            L.L.C.                                                                       the exclusive advisor to
                                                                                                         Constellation Power Source
                                                                                                         Inc. (CPSI - a subsidiary
                                                                                                         of Baltimore Gas and
                                                                                                         Electric) for power trading
                                                                                                         and risk management and
                                                                                                         will license to CPSI
                                                                                                         software related to power
                                                                                                         trading and risk
                                                                                                         management.
New York         0801       J. Aron & Company               99.80       0008   J. Aron Holdings, L.P.    Dealer in petroleum,
                                                                                                         metals (precious & base),
                                                                                                         grain and coffee/cocoa in
                                                                                                         the spot and forward
                                                                                                         markets and foreign
                                                                                                         currency options and
                                                                                                         maintains seats on various
                                                                                                         commodity exchanges
                                                                                                         worldwide; commodities
                                                                                                         dealer.
Delaware         0098       REP ELD Gen-Par,               100.00       0009   The Goldman Sachs         To serve as General
                            L.L.C.                                             Group, Inc.               Partner of REP ELD Real
                                                                                                         Estate, L.P.
Delaware         0180       REP SAN Real Estate             99.80       0009   The Goldman Sachs         General partners for REP
                            Limited Partnership                                Group, Inc.               SAN Real Estate, LLC.
Delaware         0181       REP SAN GEN-PAR,               100.00       0009   The Goldman Sachs         Holds real estate assets.
                            L.L.C.                                             Group, Inc.
Delaware         0182       REP CHW Realty, L.L.C.         100.00       0009   The Goldman Sachs         To invest in land and land
                                                                               Group, Inc.               development.
Delaware         0183       REP ELD Real Estate             99.80       0009   The Goldman Sachs         To invest in land and land
                            Limited Partnership                                Group, Inc.               development.
United States    0185       National Healthcare             67.50       0009   The Goldman Sachs         Provides temporary Nurse
                            Staffing, LLC.                                     Group, Inc.               staffing to Medical
                                                                                                         Institutions.
United States    0185       National Healthcare             32.50       M.I.%  Outside investors         Provides temporary Nurse
                            Staffing, LLC.                                                               staffing to Medical
                                                                                                         Institutions.
Delaware         0292       GS New Markets Fund,            98.00       0009   The Goldman Sachs         Parent for UIG - Portland
                            LLC                                                Group, Inc.               fund of funds investment.
Delaware         0293       GS New Markets Fund            100.00       0009   The Goldman Sachs         Parent for UIG - Portland
                            Pnr, Inc.                                          Group, Inc.               fund of funds investment.
Delaware         0795       REP FSB Real Estate,           100.00       0009   The Goldman Sachs         Real estate investment.
                            L.L.C.                                             Group, Inc.
United States    0796       GS LPII Phase I                 95.00       0009   The Goldman Sachs         Invests in real estate
                            Realty, LLC                                        Group, Inc.               property.
Delaware         9868       REP PEB Realty, L.L.C.         100.00       6117   SSIG SPF ONE LQ, LLC      Hold real estate
                                                                                                         investment.
Delaware         9869       REP PRK REALTY, L.L.C.         100.00       0009   The Goldman Sachs         Real estate investment
                                                                               Group, Inc.               (Mortgage Loans).
Delaware         9870       REP ALX REALTY, L.L.C.         100.00       0009   The Goldman Sachs         To invest in real estate.
                                                                               Group, Inc.
Delaware         1520       GSSLQ, L.L.C.                  100.00       1513   MTGLQ Investors, L.P.     40% equity owner of SLQ S.
                                                                                                         de R.L. de C.V., which is
                                                                                                         purchasing servicing
                                                                                                         rights in a portfolio of
                                                                                                         non-performing Mexican
                                                                                                         loans from Banco Union.
Mexico           1522       SCLQ, S. de R.L. de            100.00       1513   MTGLQ Investors, L.P.     Set up to purchase a
                            C.V.                                                                         portfolio of
                                                                                                         non-performing Mexican
                                                                                                         loans from Banco
                                                                                                         International, S.A.
                                                                                                         Institution de Banca
                                                                                                         multiple, Grupo Financiero
                                                                                                         (Bital).
Brazil           1540       Rio Negro Assessoria         99.99995       1513   MTGLQ Investors, L.P.     To invest in distressed
                            LTDA.                                                                        assets in Brazil.
Brazil           1541       Rio Tocurui CLA                100.00       1513   MTGLQ Investors, L.P.     Investment in
                            Securitizadora de                                                            non-performing loan
                            Creditos Financeiros                                                         portfolios in Brazil.
Brazil           1545       Rio Parana Companhia            99.99       1513   MTGLQ Investors, L.P.     Investment in
                            Securitizadora De                                                            non-performing loan
                            Creditos Financeiros                                                         portfolios in Brazil.  Set
                                                                                                         up to own 1% interest in
                                                                                                         Archon Financial L.P., SPV
                                                                                                         to hold Brazilian loan
                                                                                                         portfolios.
United States    1542       Remark Capital Group            75.00       1513   MTGLQ Investors, L.P.     Manage and service
                            LLC                                                                          portfolios of consumer
                                                                                                         auto loans.
United States    1542       Remark Capital Group            25.00       M.I.%  Outside investors         Manage and service
                            LLC                                                                          portfolios of consumer
                                                                                                         auto loans.
Delaware         0109       SPF ONE IL, LLC                100.00       1513   MTGLQ Investors, L.P.     Serve as intermediate
                                                                                                         (intercompany) lender to
                                                                                                         GS&Co as part of
                                                                                                         non-recourse financing
                                                                                                         transaction.
Delaware         1513       MTGLQ Investors, L.P.           99.00       0009   The Goldman Sachs         To invest in and hold
                                                                               Group, Inc.               non-performing real estate
                                                                                                         assets and loans.
Delaware         6103       William Street                 100.00       0009   The Goldman Sachs         To extend unfunded loan
                            Commitment Corporation                             Group, Inc.               commitments to
                                                                                                         investment-grade customers
                                                                                                         of Goldman Sachs Group,
                                                                                                         Inc.
Delaware         6104       William Street Equity          100.00       2210   Goldman Sachs Capital     Entity invests in William
                            LLC                                                Markets, L.P.             Street Funding Corporation
                                                                                                         in exchange for equity and
                                                                                                         mezzanine securities.

Delaware         6105       William Street                 100.00       6104   William Street Equity     Provide sources of
                            Funding Corporation                                LLC                       liquidity for potential
                                                                                                         funding of commitments
                                                                                                         initiated in William
                                                                                                         Street Commitment
                                                                                                         Corporation.
Delaware         6108       William Street Credit          100.00       0009   The Goldman Sachs         Issues commitments (both
                            Corporation                                        Group, Inc.               funded and unfunded) under
                                                                                                         the William Street program
                                                                                                         that will not for various
                                                                                                         reasons be issued by WS
                                                                                                         Commitment Corp.
Delaware         6110       GSSM Holding Corp.             100.00       0009   The Goldman Sachs         To hold firm's investments
                                                                               Group, Inc.               in SMFG convertible
                                                                                                         preferreds - As of
                                                                                                         11-25-05, the SMFG Pref's
                                                                                                         were held by GS Group,
Delaware         6116       Goldman Sachs                  100.00       0009   The Goldman Sachs         To originate or purchase
                            Specialty Lending                                  Group, Inc.               loans to middle market
                            Holdings, Inc.                                                               borrowers that cannot
                                                                                                         sufficiently access the
                                                                                                         market through traditional
                                                                                                         senior bank debt lenders.
Delaware         6117       SSIG SPF ONE LQ, LLC           100.00       1513   MTGLQ Investors, L.P.     Opportunity fund will be
                                                                                                         in distressed credit
                                                                                                         investing space.  The fund
                                                                                                         will be actively managed.
Delaware         6118       Goldman Sachs                  100.00       0009   The Goldman Sachs         To originate or purchase
                            Specialty Lending                                  Group, Inc.               loans to middle market
                            Holdings, Inc. II                                                            borrowers that cannot
                                                                                                         sufficiently access the
                                                                                                         market through traditional
                                                                                                         senior bank debt lenders.
Delaware         6119       Case G, LLC                    100.00       1513   MTGLQ Investors, L.P.     General purpose entity for
                                                                                                         the PFG consumer business
                                                                                                         to invest in porftolios of
                                                                                                         consumer loans.
United States    6120       Americas Performance           100.00       1513   MTGLQ Investors, L.P.     Performance fund will be
                            Fund - Pool B                                                                in par credit investing
                                                                                                         space.  The fund will be
                                                                                                         actively managed.
Netherlands      2400       GS European                     75.00       0762   ELQ Investors, Ltd        Purchase through its
                            Opportunities                                                                subsidiaries fixed income
                            Investment Fund B.V.                                                         securities and portfolio
                                                                                                         of investments.
Netherlands      2400       GS European                     25.00       M.I.%  Outside investors         Purchase through its
                            Opportunities                                                                subsidiaries fixed income
                            Investment Fund B.V.                                                         securities and portfolio
                                                                                                         of investments.
Cayman Islands   2401       GS European                     75.00       1513   MTGLQ Investors, L.P.     To provide funding to GS
                            Opportunities Fund                                                           European Strategic
                            L.P.                                                                         Investment Group BV.
Cayman Islands   2401       GS European                     25.00       M.I.%  Outside investors         To provide funding to GS
                            Opportunities Fund                                                           European Strategic
                            L.P.                                                                         Investment Group BV.
Czech Republic   2402       Demac Financial                 50.00       1513   MTGLQ Investors, L.P.     Incorporated to provide
                            Services, S.R.O.                                                             debt servicing and
                                                                                                         administrative services
                                                                                                         for CDV-1, Ltd.'s loan
                                                                                                         assets.
Czech Republic   2402       Demac Financial                 50.00       M.I.%  Outside investors         Incorporated to provide
                            Services, S.R.O.                                                             debt servicing and
                                                                                                         administrative services
                                                                                                         for CDV-1, Ltd.'s loan
                                                                                                         assets.
Netherlands      6111       GS European Strategic           75.00       2400   GS European               Purchase and originate
                            Investment Group B.V.                              Opportunities             publicly and privately
                                                                               Investment Fund B.V.      issued fixed income
                                                                                                         securities.
Netherlands      6111       GS European Strategic           25.00       M.I.%  Outside investors         Purchase and originate
                            Investment Group B.V.                                                        publicly and privately
                                                                                                         issued fixed income
                                                                                                         securities.
Netherlands      6112       GS European                     75.00       2400   GS European               To purchase and originate
                            Investment Group B.V.                              Opportunities             publicly and privately
                                                                               Investment Fund B.V.      issued fixed income
                                                                                                         securities.
Netherlands      6112       GS European                     25.00       M.I.%  Outside investors         To purchase and originate
                            Investment Group B.V.                                                        publicly and privately
                                                                                                         issued fixed income
                                                                                                         securities.
Netherlands      6113       GS European Mezzanine           75.00       2400   GS European               To purchase and originate
                            Investment Group                                   Opportunities             publicly and privately
                                                                               Investment Fund B.V.      issued fixed income
                                                                                                         securities.
Netherlands      6113       GS European Mezzanine           25.00       M.I.%  Outside investors         To purchase and originate
                            Investment Group                                                             publicly and privately
                                                                                                         issued fixed income
                                                                                                         securities.
Delaware         0764       GS European                    100.00       1513   MTGLQ Investors, L.P.     To provide funding to GS
                            Opportunities Fund                                                           European Strategic
                            GP, LLC                                                                      Investment Group BV.
Delaware         0536       Site 26 Holdings Inc.          100.00       0009   The Goldman Sachs         Partial owner of GS
                                                                               Group, Inc.               Headquarters LLC.
Delaware         0537       Goldman Sachs                   99.80       0009   The Goldman Sachs         Operating entity for Site
                            Headquarters LLC                                   Group, Inc.               26.
United States    0169       Muni Tic Toc Series            100.00       0001   Goldman, Sachs & Co.      To hold municipal bonds
                            Trust Consolidated                                                           and issue trust
                                                                                                         certificates for all Tic
                                                                                                         Toc Trusts.
Delaware         2261       Tic Toc Series Trust           100.00       0001   Goldman, Sachs & Co.      To hold municipal bonds
                            2004 A                                                                       and issue trust
                                                                                                         certificates.
Delaware         2262       Tic Toc Series Trust           100.00       0001   Goldman, Sachs & Co.      To hold municipal bonds
                            2004 B                                                                       and issue trust
                                                                                                         certificates.
Delaware         2263       Tic Toc Series Trust           100.00       0001   Goldman, Sachs & Co.      To hold municipal bonds
                            2004 C                                                                       and issue trust
                                                                                                         certificates.
Delaware         2264       Tic Toc Series Trust           100.00       0001   Goldman, Sachs & Co.      To hold municipal bonds
                            2004 D                                                                       and issue trust
                                                                                                         certificates.
Delaware         2265       Tic Toc Series Trust           100.00       0001   Goldman, Sachs & Co.      To hold municipal bonds
                            2004 E                                                                       and issue trust
                                                                                                         certificates.
Delaware         2266       Tic Toc Series Trust           100.00       0001   Goldman, Sachs & Co.      To hold municipal bonds
                            2004 F                                                                       and issue trust
                                                                                                         certificates.
Delaware         2267       Tic Toc Series Trust           100.00       0001   Goldman, Sachs & Co.      To hold municipal bonds
                            2004 G                                                                       and issue trust
                                                                                                         certificates.
Delaware         2268       Tic Toc Series Trust           100.00       0001   Goldman, Sachs & Co.      To hold municipal bonds
                            2004 H                                                                       and issue trust
                                                                                                         certificates.
Bermuda          6021       Arrow Reinsurance              100.00       0009   The Goldman Sachs         Holds casualty bond
                            Company, Limited                                   Group, Inc.               positions.
Bermuda          1052       GS Arrow Capital Risk          100.00       1050   Goldman Sachs Risk        Maintains Insurance
                            Services Limited                                   Advisors, L.P.            Broker's license in
                                                                                                         Bermuda, effective 3/27/98;
                                                                                                         reinsurance intermediary
                                                                                                         that can act as reinsurance
                                                                                                         broker.
Delaware         0746       GS Municipal Products           99.00       0009   The Goldman Sachs         Holds sponsor certificates
                            L.L.C.                                             Group, Inc.               issued in tender option
                                                                                                         programs.
New York         1010       Goldman Sachs Housing           99.00       0009   The Goldman Sachs         Government National
                            and Health Care                                    Group, Inc.               Mortgage Association
                            Funding Company                                                              (GNMA) issuer/servicer and
                                                                                                         a non-supervised mortgagee
                                                                                                         under FHA regulations to
                                                                                                         originate, process and
                                                                                                         service FHA insured
                                                                                                         mortgages.
New York         1020       Goldman Sachs Housing          100.00       0009   The Goldman Sachs         Originates and services
                            and Health Care                                    Group, Inc.               Federal Housing
                            Capital Corporation                                                          Administration (FHA)
                                                                                                         insured mortgages; general
                                                                                                         partner in Goldman Sachs
                                                                                                         Housing and Health Care
                                                                                                         Funding Company.
Bermuda          1023       Arrow Capital                  100.00       0009   The Goldman Sachs         Bermuda insurance company
                            Reinsurance Company,                               Group, Inc.               that will assume and cede
                            Limited                                                                      property catastrophe risks.
Delaware         1050       Goldman Sachs Risk              99.00       0009   The Goldman Sachs         Licensed re-insurance
                            Advisors, L.P.                                     Group, Inc.               intermediary in NY that
                                                                                                         can act as re-insurance
                                                                                                         broker.
South Carolina   6121       Charleston Capital             100.00       6122   Columbia Capital Life     To pursue various
                            Reinsurance, LLC                                   Reinsurance Company       opportunities in the
                                                                                                         reinsurance business.
South Carolina   6122       Columbia Capital Life          100.00       0009   The Goldman Sachs         To pursue various
                            Reinsurance Company                                Group, Inc.               opportunities in the
                                                                                                         reinsurance business.
Italy            0426       Societa' Acquisizione           98.00       1513   MTGLQ Investors L.P.      Purchases non-performing
                            e Rifinanziamento                                                            Italian mortgage and
                            Crediti Srl                                                                  consumer loan portfolios
                                                                                                         and then securitizes them.
Italy            1253       Goldman Sachs SGR               99.00       0700   Goldman Sachs (UK)        Assets management company.
                            S.P.A.                                             L.L.C.
Republic of      0822       Goldman Sachs                   99.00       0009   The Goldman Sachs         Entity set up in 1995 to
Mauritius                   (Mauritius) L.L.C.                                 Group, Inc.               invest in India (Kotak
                                                                                                         Mahindra Capital Co. and
                                                                                                         Kotak Securities JVs and
                                                                                                         GS entities in India).
India            0839       Goldman Sachs                   99.00       0822   Goldman Sachs             Providing IT & IT enabled
                            Services Private                                   (Mauritius) L.L.C.        services to other GS
                            Limited                                                                      entities.
Delaware         0242       The Goldman Sachs              100.00       0244   The Goldman Sachs         The purpose of the trust
                            Trust Company of                                   Trust Company, N.A.       company is to carry on a
                            Delaware                                                                     limited purpose trust
                                                                                                         company business.
Delaware         0244       The Goldman Sachs              100.00       0009   The Goldman Sachs         A national bank providing
                            Trust Company, N.A.                                Group, Inc.               fiduciary services in the
                                                                                                         United States subject to
                                                                                                         regulation by the Office of
                                                                                                         the Comptroller of
                                                                                                         Currency.
New York         0245       Goldman Sachs                  100.00       0009   The Goldman Sachs         To sell life insurance
                            Insurance Agency, Inc.                             Group, Inc.               products and receive
                                                                                                         commissions; broker in the
                                                                                                         life insurance business.
Utah             0247       Goldman Sachs Bank USA         100.00       0009   The Goldman Sachs         To engage in the business
                                                                               Group, Inc.               of credit and other
                                                                                                         financial related
                                                                                                         services, organized under
                                                                                                         the law of the state of
                                                                                                         Utah.
Delaware         0270       Goldman Sachs Israel           100.00       0009   The Goldman Sachs         Israeli investment
                            LLC                                                Group, Inc.               research entity.
Netherlands      0690       Goldman Sachs                  100.00       0009   The Goldman Sachs         Entity set up to own the
                            (Netherlands) B.V.                                 Group, Inc.               GS limited partnership
                                                                                                         interest in GSMMDP.
Netherlands      0828       Euro-splitter B.V.             100.00       0801   J. Aron & Company         Netherlands based entity
Antilles                                                                                                 established to invest in a
                                                                                                         condensate splitter (oil
                                                                                                         refinery) in Rotterdam.
                                                                                                         Being considered for
                                                                                                         liquidation.
Netherlands      0843       European Power Source          100.00       0009   The Goldman Sachs         Holding company for power
                            Company (B.V.) (The)                               Group, Inc.               trading subsidiaries.
Delaware         1240       Goldman Sachs (AO)              99.00       0009   The Goldman Sachs         Investment banking entity
                            L.L.C.                                             Group, Inc.               based in Russia.

Isle of Jersey   0230       Goldman Sachs Europe           100.00       0201   Goldman Sachs             Employs consultants to
                            Limited                                            International             Investment Banking
                                                                                                         Division; contracts with
                                                                                                         international advisers.
United Kingdom   0434       Hull Trading UK                100.00       0431   The Hull Group, L.L.C.    Proprietary trading firm.
United Kingdom   0482       SLK Global Markets             100.00       0495   Goldman Sachs             Introduces foreign
                            Limited                                            Execution & Clearing,     customer trades to Spear,
                                                                               L.P.                      Leeds & Kellogg, LP on a
                                                                                                         fully-disclosed basis.
United Kingdom   0825       J. Aron & Company               50.00       0220   Goldman Sachs Holdings    Bullion market-making;
                            (Bullion)                                          (U.K.)                    precious metals trader
                                                                                                         (ceased to trade in 2001).
United Kingdom   0825       J. Aron & Company               50.00       0709   Goldman Sachs Group       Bullion market-making;
                            (Bullion)                                          Holdings (U.K.)           precious metals trader
                                                                                                         (ceased to trade in 2001).
United Kingdom   0840       Goldman Sachs                  100.00       0220   Goldman Sachs Holdings    London based foreign
                            International Finance                              (U.K.)                    exchange dealer in the
                                                                                                         spot and forward market
                                                                                                         (ceased to trade in 2002)
                                                                                                         registered with the Bank of
                                                                                                         England.
United Kingdom   0844       European Power Source          100.00       0843   European Power Source     Trading power in the UK /
                            Company (U.K.)                                     Company (B.V.) (The)      NETA Environment.
                            Limited (The)
United Kingdom   1053       Goldman Sachs Risk             100.00       0709   Goldman Sachs Group       Involved in the insurance
                            Advisors (Europe)                                  Holdings (U.K.)           and reinsurance products
                                                                                                         business (Dormant).
United Kingdom   1902       Goldman Sachs London           100.00       0009   The Goldman Sachs         To hold land that is
                            Property Limited                                   Group, Inc.               intended to be developed
                                                                                                         for future use within the
                                                                                                         group.
Bermuda          2220       Goldman Sachs Credit            99.90       2350   GSCP (DEL) Inc.           Non-regulated entity
                            Partners L.P.                                                                established to trade
                                                                                                         emerging market loans and
                                                                                                         senior bank loans.
Delaware         2221       Special Situations             100.00       0009   The Goldman Sachs         The primary purpose of the
                            Investing Group, Inc.                              Group, Inc.               entity is the buying and
                                                                                                         selling of bank debt;
                                                                                                         additionally, there will
                                                                                                         be some securities trading.
Delaware         2229       Madison/Special                 99.99       2221   Special Situations        Joint venture specializing
                            Situations Value                                   Investing Group, Inc.     in bankruptcy trade claims.
                            Fund, LLC
Texas            2230       RTV Ventures LLC                50.00       2220   Goldman Sachs Credit      Delaware entity
                                                                               Partners L.P.             established to service an
                                                                                                         existing loan portfolio.
Texas            2230       RTV Ventures LLC                50.00       M.I.%  Outside investors         Delaware entity
                                                                                                         established to service an
                                                                                                         existing loan portfolio.
Delaware         2257       Madison/Special                 99.99       2221   Special Situations        Joint venture partner to
                            Situations Value Fund                              Investing Group, Inc.     purchase small bankruptcy
                            II, LLC                                                                      trade clients.
United States    2350       GSCP (DEL) Inc.                100.00       0009   The Goldman Sachs         To act as general partner
                                                                               Group, Inc.               and regular partner in
                                                                                                         GSCP.
United States    2351       GSCP (DEL) LLC                 100.00       2350   GSCP (DEL) Inc.           To act as limited partners
                                                                                                         for GSCP.
Australia        0354       Goldman Sachs JBWere            45.00       0009   The Goldman Sachs         Entity and business
                            Financial Markets Pty                              Group, Inc.               realignment for mandatory
                            Ltd                                                                          regulatory reforms in
                                                                                                         Australia.
Australia        0354       Goldman Sachs JBWere            55.00       M.I.%  Outside investors         Entity and business
                            Financial Markets Pty                                                        realignment for mandatory
                            Ltd                                                                          regulatory reforms in
                                                                                                         Australia.
United States    0794       GS Leasing (N506MC),           100.00       2298   GSFS Investments I        To hold an aircraft.
                            LLC                                                Corp.
New York         0001       Goldman, Sachs & Co.            99.80       0009   The Goldman Sachs         SEC registered
                                                                               Group, Inc.               broker/dealer;
                                                                                                         broker/dealer which engages
                                                                                                         in proprietary and agency
                                                                                                         transactions in the fixed
                                                                                                         income, equity and currency
                                                                                                         markets; is principal
                                                                                                         provider of the Firm's
                                                                                                         Investment Banking
                                                                                                         services.
Japan            0316       Goldman Sachs Asset             99.00       0313   Goldman Sachs Asset       Established in connection
                            Management Co., Ltd.                               Management, L.P.          with obtaining a mutual
                                                                                                         fund license in Japan.
Japan            0323       Goldman Sachs Japan            100.00       0303   Goldman Sachs (Japan)     Established to provide
                            Holdings, Ltd.                                     Ltd.                      management services to
                                                                                                         Japanese entities and hold
                                                                                                         the fixed assets in Japan.
Cayman Islands   0320       GS Pension Management           99.00       0009   The Goldman Sachs         GSAM-related vehicle.
                            Company                                            Group, Inc.               Dormant.
Delaware         2280       Synfuel Solutions               99.99       0009   The Goldman Sachs         Holding company for
                            Holdings LLC                                       Group, Inc.               Synfuel Solutions LLC.
Singapore        0805       Goldman Sachs Foreign           59.39       0801   J. Aron & Company         Foreign exchange dealer in
                            Exchange (Singapore)                                                         the forward, option,
                            Pte.                                                                         futures and spot markets.
Singapore        0807       Goldman Sachs Futures          100.00       0805   Goldman Sachs Foreign     Executes, clears and
                            Pte Ltd                                            Exchange (Singapore)      carries financial and fuel
                                                                               PTE.                      oil futures for affiliated
                                                                                                         entities on the Singapore
                                                                                                         Exchange Derivatives
                                                                                                         Clearing Limited
                                                                                                         ("SGX-DC"); transacts only
                                                                                                         on behalf of affiliates.
Italy            0441       Akteas S.r.l.                  100.00       0762   ELQ Investors, Ltd        REO vehicle for potential
                                                                                                         acquisitions of real
                                                                                                         estate from SARC for the
                                                                                                         Absolute prtfolio
Isle of Jersey   0440       Frankfurter Mobilien           100.00       2200   GS Financial Services     Holds German leases.
                            Limited                                            L.P. (Del)
United Kingdom   0442       Northern Electric              100.00       0762   ELQ Investors, Ltd        UK entity to hold an
                            (Peaking) Ltd.                                                               investment in a power
                                                                                                         company.
United Kingdom   0443       South Wales                    100.00       0762   ELQ Investors, Ltd        UK entity to hold an
                            Investments TPL Ltd.                                                         investment in a power
                                                                                                         company.
United Kingdom   0444       Western Power                  100.00       0762   ELQ Investors, Ltd        UK entity to hold an
                            Investments Ltd.                                                             investment in a power
                                                                                                         company.
United Kingdom   0762       ELQ Investors, Ltd.            100.00       1513   MTGLQ Investors, L.P.     Holding company for
                                                                                                         non-performing debt
                                                                                                         investments.
Brazil           0620       Goldman Sachs DO                99.90       0009   The Goldman Sachs         Brazilian bank.
                            Brasil Banco Multiplo                              Group, Inc.
                            S/A
Brazil           0630       Goldman, Sachs &                99.00       0009   The Goldman Sachs         Representative office in
                            Companhia                                          Group, Inc.               Sao Paulo, Brazil.
Delaware         0660       Goldman Sachs                   99.00       0009   The Goldman Sachs         Representative office in
                            Argentina L.L.C.                                   Group, Inc.               Buenos Aires.
United States    0845       Patterson Capital              100.00       0009   The Goldman Sachs         Futures introducing broker.
                            Markets, Ltd.                                      Group, Inc.
United Kingdom   0769       Matterhorn                     100.00       2400   GS European               Non performing loan
                            Acquisitions Ltd.                                  Opportunities             portfolio investments.
                                                                               Investment Fund B.V.
Delaware         0506       GS Ayco Holdings LLC           100.00       0009   The Goldman Sachs         Parent company to The Ayco
                                                                               Group, Inc.               Company, LP, Saratoga
                                                                                                         Springs, LLC, also is a
                                                                                                         General Partner for the
                                                                                                         Ayco Services Agency LP.
Delaware         0507       The AYCO Company L.P.           99.00       0506   GS Ayco Holding LLC       Provides financial
                                                                                                         counseling to individuals
                                                                                                         employed by corporations.
Delaware         0508       Hambre, Inc.                   100.00       0506   GS Ayco Holding LLC       Owns and leases its
                                                                                                         employees to the Ayco
                                                                                                         Company LP and to The Ayco
                                                                                                         Services Agency LP
                                                                                                         (monthly mgmt charge
                                                                                                         between the entities for
                                                                                                         compensation and benefits
                                                                                                         related to its employees).
Delaware         0509       Saratoga Springs LLC           100.00       0506   GS Ayco Holding LLC       General partners for the
                                                                                                         Ayco Company LP.
Delaware         0511       The Ayco Services               99.00       0507   The AYCO Company L.P.     Provides personal
                            Agency L.P.                                                                  insurance needs and
                                                                                                         administration services
                                                                                                         (estate planning) for
                                                                                                         clients.
Delaware         0512       Mercay Corporation             100.00       0511   The Ayco Services         Holding company for two
                                                                               Agency L.P.               entities that was
                                                                                                         established to provide
                                                                                                         insurance services in
                                                                                                         particular states.
Delaware         0513       Mercer Allied Company           99.00       0507   The AYCO Company L.P.     Broker/dealer - part of
                            L.P.                                                                         Ayco acquisition.
New York         2013       AYCO Services                  100.00       0512   Mercay Corporation        Records insurance revenues
                            Insurance Agency, Inc.                                                       generated in the state of
                                                                                                         Massachusetts.
Japan            0138       Goldman Sachs Japan            100.00       0323   Goldman Sachs Japan       0
                            Co., Ltd.                                          Holdings, Ltd.
British Virgin   0303       Goldman Sachs (Japan)          100.00       0009   The Goldman Sachs         Tokyo based broker/dealer
Islands                     Ltd.                                               Group, Inc.               which engages in
                                                                                                         proprietary, market making
                                                                                                         and agency transactions in
                                                                                                         fixed income, equity and
                                                                                                         financial futures markets;
                                                                                                         maintains seats on various
                                                                                                         exchanges.
Switzerland      1207       Goldman, Sachs & Co.            99.00       1222   Goldman Sachs (Cayman)    Swiss based private bank.
                            Bank                                               Holding Company           Auxiliary services include
                                                                                                         Swiss franc clearing and
                                                                                                         derivatives sales and
                                                                                                         trading, including trading
                                                                                                         on the electronic Swiss
                                                                                                         exchanges and SOFFEX.
Delaware         0123       Goldman Sachs (Asia             99.00       1222   Goldman Sachs (Cayman)    Entity set up as the
                            Pacific) L.L.C.                                    Holding Company           investment holding company
                                                                                                         for PT Goldman Sachs
                                                                                                         Indonesia.
Delaware         0390       Goldman Sachs (India)           99.00       0009   The Goldman Sachs         Representative office in
                            L.L.C.                                             Group, Inc.               India.
Singapore        0492       Spear, Leeds &                 100.00       0495   Goldman Sachs             Incorporated as a private
                            Kellogg (Singapore)                                Execution & Clearing,     limited company in the
                            Pte Ltd.                                           L.P.                      Republic of Singapore.
                                                                                                         Its sole business activity
                                                                                                         is to execute futures and
                                                                                                         options transactions as a
                                                                                                         member of the Singapore
                                                                                                         International Monetary
                                                                                                         Exchange on behalf of SLK.
                                                                                                         - in member's voluntary
                                                                                                         liqui
Indonesia        0865       PT Goldman Sachs                90.00       0123   Goldman Sachs (Asia       To carry out investment
                            Indonesia                                          Pacific) L.L.C.           banking and broker-dealer
                                                                                                         business in Indonesia, 10%
                                                                                                         owned by minority
                                                                                                         shareholder.
China            1940       Beijing Gao Hua                 33.33       1942   Beijing Gao Wang          Underwriting and
                            Securities Company                                 Venture Capital           proprietary trading of
                            Limited                                                                      securities; securities
                                                                                                         investment consultancy
                                                                                                         (including financial
                                                                                                         advisory).
China            1940       Beijing Gao Hua                 33.33       1943   Beijing De Shang          Underwriting and
                            Securities Company                                 Venture Capital Company   proprietary trading of
                            Limited                                                                      securities; securities
                                                                                                         investment consultancy
                                                                                                         (including financial
                                                                                                         advisory).

China            1940       Beijing Gao Hua                 33.33       1944   Beijing Hou Feng          Underwriting and
                            Securities Company                                 Venture Capital           proprietary trading of
                            Limited                                            Company Limited           securities; securities
                                                                                                         investment consultancy
                                                                                                         (including financial
                                                                                                         advisory).
China            1941       Goldman Sachs Gao Hua           33.00       0118   Goldman Sachs (Asia)      Underwriting of shares and
                            Securities Company                                 L.L.C.                    bonds, brokerage of
                            Limited                                                                      foreign investment shares,
                                                                                                         brokerage and proprietary
                                                                                                         trading of bonds, other
                                                                                                         business approved by the
                                                                                                         CSRC for PRC securities
                                                                                                         companies with foreign
                                                                                                         equity participation.
China            1941       Goldman Sachs Gao Hua           67.00       1940   Beijing Gao Hua           Underwriting of shares and
                            Securities Company                                 Securities Company        bonds, brokerage of
                            Limited                                            Limited                   foreign investment shares,
                                                                                                         brokerage and proprietary
                                                                                                         trading of bonds, other
                                                                                                         business approved by the
                                                                                                         CSRC for PRC securities
                                                                                                         companies with foreign
                                                                                                         equity participation.
China            1942       Beijing Gao Wang               100.00       0165   Goldman Sachs (Asia)      To invest in Beijing Gao
                            Venture Capital Co.,                               Finance Holdings L.L.C.   Hua Securities Company
                            Ltd.                                                                         Limited.
China            1943       Beijing De Shang               100.00       0165   Goldman Sachs (Asia)      To invest in Beijing Gao
                            Venture Capital Co.,                               Finance Holdings L.L.C.   Hua Securities Company
                            Ltd.                                                                         Limited.
China            1944       Beijing Hou Feng               100.00       0165   Goldman Sachs (Asia)      To invest in Beijing Gao
                            Venture Capital Co.,                               Finance Holdings L.L.C.   Hua Securities Company
                            Ltd.                                                                         Limited.
Japan            0327       Goldman Sachs Credit           100.00       0307   Goldman Sachs Realty      Non-regulated entity
                            Partners (Japan), Ltd.                             Japan Ltd.                established to trade
                                                                                                         emerging market loans and
                                                                                                         senior bank loans.
Germany          1209       Goldman, Sachs & Co            100.00       1220   Goldman, Sachs & Co.      To buy 25 Mio. USD in
                            Beteiligungs GmbH                                  oHG                       preferred shares from
                                                                                                         NetJets, a Swiss based
                                                                                                         company.
Germany          1210       Goldman, Sachs & Co.           100.00       0009   The Goldman Sachs         Managing general partner
                            Finanz GmbH                                        Group, Inc.               of Goldman, Sachs & Co.
                                                                                                         oHG.
Germany          1260       Goldman, Sachs & Co.           100.00       0009   The Goldman Sachs         Non-regulated Frankfurt
                            Wertpapier GmbH                                    Group, Inc.               based entity that issues
                                                                                                         warrants through GS oHG and
                                                                                                         purchases offsetting OTC
                                                                                                         options in the fixed
                                                                                                         income, equity, commodity
                                                                                                         and currency markets.
Germany          2208       Goldman Sachs                  100.00       1220   Goldman, Sachs & Co.      GSAM operations in Germany.
                            Investment Management                              oHG
                            GmbH
Germany          1220       Goldman, Sachs & Co.            99.00       1222   Goldman Sachs (Cayman)    Frankfurt based subsidiary
                            oHG                                                Holding Company           which provides investment
                                                                                                         banking services, fixed
                                                                                                         income trading services,
                                                                                                         equity agency services,
                                                                                                         capital markets and futures
                                                                                                         services.
Germany          1223       Goldman, Sachs                 100.00       1220   Goldman, Sachs & Co.      General Partner of GS
                            Management GP GmbH                                 oHG                       Capital Partners 2000 GmbH
                                                                                                         & Co. Beteiligungs KG.
Ontario          0150       Goldman Sachs Canada           100.00       0009   The Goldman Sachs         Toronto-/Calgary - based
                            Inc.                                               Group, Inc.               regulated broker/dealer of
                                                                                                         fixed income, equities,
                                                                                                         and futures securities.
Alberta          0156       Goldman Sachs Canada           100.00       0009   The Goldman Sachs         Formerly a 1% general
                            Finance Inc.                                       Group, Inc.               partner of Goldman Sachs
                                                                                                         Canada Finance, L.P. Now a
                                                                                                         1% shareholder of Goldman
                                                                                                         Sachs Canada Finance Co.
                                                                                                         entity will be dissolved
                                                                                                         in the near future.
Nova Scotia      0157       Goldman Sachs Canada            99.00       0009   The Goldman Sachs         Issues commercial paper in
                            Finance Co.                                        Group, Inc.               Canada and lends the
                                                                                                         proceeds to regulated and
                                                                                                         unregulated GS affiliates
                                                                                                         in Canada.
Nova Scotia      0159       Goldman Sachs Canada            99.00       2220   Goldman Sachs Credit      Entity formed during 1996
                            Credit Partners Co.                                Partners L.P.             to participate in the
                                                                                                         Canadian Senior bank debt
                                                                                                         business; holds inventory
                                                                                                         of and trades senior bank
                                                                                                         debt.

These entities are directly or indirectly controlled by or under common control with AFLIAC.

ITEM 27.    NUMBER OF CONTRACT OWNERS

     As of February 28, 2006 there were 6,237 Contract holders of qualified Contracts and 9,324 Contract holders of non-qualified Contracts.

ITEM 28.    INDEMNIFICATION

Article VI of the Bylaws of Allmerica Financial Life Insurance and Annuity Company (the Depositor) states: The Corporation shall indemnify to the full extent permitted by applicable law any person made or threatened to be made a party to any action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person's testator or intestate is or was a director, officer or employee of the Corporation or serves or served at the request of the Corporation any other enterprise as a director, officer or employee. Expenses, including attorneys' fees, incurred by any such person in defending any such action, suit or proceeding shall be paid or reimbursed by the Corporation promptly upon receipt by it of an undertaking of such person to repay such expenses if such person if finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Corporation or other enterprise. The Corporation shall accept such undertaking without reference to the financial ability of such person to make repayment. Notwithstanding the foregoing, no indemnification shall be provided for any person with respect to any matter as to which such person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that the action was in best interests of the Corporation or other enterprise. No matter disposed of by settlement, compromise, the entry of a consent decree or the entry of any plea in a criminal proceeding, shall of itself be deemed an adjudication of not having acted in good faith in the reasonable belief that the action was in the best interest of the Corporation. The rights provided to any person by this by-law shall be enforceable against the Corporation by such person who shall be presumed to have relied upon it in serving or continuing to serve as director, officer or employee as provided above. No amendment of this by-law shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

ITEM 29.    PRINCIPAL UNDERWRITERS

     (a) VeraVest Investments, Inc. also acts as principal underwriter for the following:

          - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

          - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

     (b) The Principal Business Address of each of the following Directors and Officers of VeraVest Investments, Inc. is:
          440 Lincoln Street
          Worcester, Massachusetts 01653

               NAME                 POSITION OR OFFICE WITH UNDERWRITER
               ----                 -----------------------------------
               Charles F. Cronin    Vice President, Secretary/Clerk and Group Counsel

               Claudia J. Eckels    Vice President

               Mary Anne Gay        Anti-Money Laundering Officer and Chief Compliance Officer

               J. Kendall Huber     Director

               Kathleen M. Loftus   Vice President

               Mark C. McGivney     Director and Treasurer

               K. David Nunley      Vice President

               Marilyn T. Smith     Director

               Paula J. Testa       President, Chief Executive Officer, Chief Operating Officer

     (c) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions retained by VeraVest Investments, Inc., the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 2005. No other commissions or other compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant's
     (d)  last fiscal year.

ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts. Effective on or about June 30, 2006, such services will be provided by Security Benefit Life Insurance Company at One Security Benefit Place, Topeka, Kansas.

ITEM 31.    MANAGEMENT SERVICES

     The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32.    UNDERTAKINGS

     (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) The Registrant hereby undertakes to include in the prospectus a toll-free telephone number that the Contract Owner can call to request a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

     (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (e) The Company hereby represents that the aggregate fees and charges under the Contracts are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

     Registrant, a separate account of Allmerica Financial Life Insurance and Annuity Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

     1. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

     2. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

     3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption restrictions imposed by the Program and by Section 403(b)(11) to the attention of potential participants.

     4.   A signed statement acknowledging the participant's understanding of
          (I) the restrictions on redemption imposed by the Program and by
          Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

     Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 3rd day of April, 2006.

                             SEPARATE ACCOUNT KG OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                 By: /s/ Samuel Ramos
                     ------------------------------------------
                     Samuel Ramos, Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES                      TITLE                                                   DATE
----------                      -----                                                   ----
/s/ John J. Fowler              Vice President and Chief Financial Officer              April 3, 2006
-----------------------------
John J. Fowler

Allan S. Levine*                Chairman of the Board
-----------------------------

Nicholas Helmuth Von Moltke*    Director, Vice President, and Chief Operating Officer
-----------------------------

John W. Mcmahon*                Director
-----------------------------

Timothy J. O'Neill*             Director
-----------------------------

Marc A. Spilker*                Director
-----------------------------

/s/ Samuel Ramos                Vice President and Secretary
-----------------------------
Samuel Ramos

Michael A. Reardon*             Director, President, and Chief Executive Officer
-----------------------------

Amol Sagun Naik*                Vice President and Treasurer
-----------------------------

*Samuel Ramos, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Power of Attorney dated April 14, 2006 duly executed by such persons.

/s/ Samuel Ramos
------------------------------
Samuel Ramos, Attorney-in-Fact

                                  EXHIBIT TABLE

Exhibit 8(c)  Directors' Power of Attorney

Exhibit 9     Opinion of Counsel

Exhibit 10    Consent of Independent Registered Public Accounting Firm